Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (4.6%)
	Commonwealth Bank of Australia	24,205,875	2,748,083
	CSL Ltd.	7,006,307	1,211,981
	BHP Group Ltd. (XASX)	43,942,790	1,109,786
	National Australia Bank Ltd.	44,282,304	1,098,939
	Westpac Banking Corp.	49,521,522	1,069,177
	Wesfarmers Ltd.	16,319,407	892,664
	ANZ Group Holdings Ltd.	43,075,197	845,286
	Macquarie Group Ltd.	4,958,100	686,625
	BHP Group Ltd.	27,076,249	679,404
	Goodman Group	28,715,002	642,024
	Woodside Energy Group Ltd.	27,414,547	463,920
	Transurban Group	44,734,977	395,897
	Rio Tinto Ltd.	5,349,115	380,418
	Aristocrat Leisure Ltd.	8,047,455	360,340
	Woolworths Group Ltd.	17,586,253	355,033
	QBE Insurance Group Ltd.	21,890,456	324,728
	Brambles Ltd.	19,825,156	303,314
	Fortescue Ltd.	22,964,165	259,823
*	Xero Ltd.	2,235,118	257,398
	Coles Group Ltd.	19,276,336	256,644
	Santos Ltd.	46,996,183	236,480
*	James Hardie Industries plc	8,162,806	214,253
	Suncorp Group Ltd.	15,659,406	209,911
	Computershare Ltd.	7,732,572	208,156
	Northern Star Resources Ltd.	20,723,984	205,900
	WiseTech Global Ltd.	2,696,254	204,215
	Cochlear Ltd.	944,374	192,797
	Telstra Group Ltd.	58,156,835	185,351
	Origin Energy Ltd.	24,745,017	185,039
	Insurance Australia Group Ltd.	32,822,213	184,245
	Scentre Group	75,184,807	179,935
	Pro Medicus Ltd.	772,347	158,605
	Evolution Mining Ltd.	28,752,064	130,124
	Medibank Pvt Ltd.	39,715,366	129,806
	CAR Group Ltd.	5,211,533	126,846
	ASX Ltd.	2,801,220	125,562
	South32 Ltd.	65,157,102	121,846
	Stockland	34,132,301	121,009
	Sonic Healthcare Ltd.	6,616,121	116,833
[1]	Sigma Healthcare Ltd.	62,262,592	115,006
	JB Hi-Fi Ltd.	1,573,418	112,062
	Technology One Ltd.	4,274,077	111,804
	Lottery Corp. Ltd.	31,864,723	110,519
	REA Group Ltd.	689,225	104,990
	APA Group	17,996,711	96,793
	Orica Ltd.	7,035,248	96,074
	BlueScope Steel Ltd.	6,057,443	91,833
	SGH Ltd.	2,802,882	91,675
	GPT Group	27,725,564	90,319
[1]	Washington H Soul Pattinson & Co. Ltd.	3,447,771	89,573
*	Lynas Rare Earths Ltd.	13,090,820	87,963
	Charter Hall Group	6,789,521	87,472
	Vicinity Ltd.	55,299,757	87,069
*,1	NEXTDC Ltd.	9,246,979	85,147
	Mirvac Group	57,086,755	81,908
	ALS Ltd.	6,961,876	80,935
	SEEK Ltd.	4,974,791	76,740
	HUB24 Ltd.	1,119,708	76,000
	Qantas Airways Ltd.	10,873,548	75,412
	Dexus	15,431,141	69,666
	Qube Holdings Ltd.	24,852,561	69,304
	Ramsay Health Care Ltd.	2,640,887	65,374

		Shares	Market Value ($000)
	Bendigo & Adelaide Bank Ltd.	8,201,708	64,254
	Worley Ltd.	7,154,661	60,887
	Ampol Ltd.	3,467,257	60,621
	Cleanaway Waste Management Ltd.	31,961,440	58,902
	Steadfast Group Ltd.	15,272,753	58,126
	Treasury Wine Estates Ltd.	11,626,407	56,221
	Endeavour Group Ltd.	20,655,081	54,089
	AGL Energy Ltd.	8,626,062	53,758
	Aurizon Holdings Ltd.	25,232,500	52,378
*	Telix Pharmaceuticals Ltd.	3,897,820	52,220
	Atlas Arteria Ltd.	14,829,169	48,983
	Dyno Nobel Ltd.	24,694,454	46,437
	Bank of Queensland Ltd.	9,469,463	46,134
*	Sandfire Resources Ltd.	6,674,238	44,901
	Whitehaven Coal Ltd.	10,805,897	44,318
*	Mineral Resources Ltd.	2,423,780	43,779
	Downer EDI Ltd.	9,524,867	42,001
*,1	Pilbara Minerals Ltd.	40,735,182	41,334
	Netwealth Group Ltd.	1,722,239	41,100
	Perseus Mining Ltd.	19,642,843	41,009
	Ansell Ltd.	2,077,135	39,766
	Metcash Ltd.	15,639,108	39,043
	Challenger Ltd.	7,313,860	38,439
	Ventia Services Group Pty Ltd.	11,384,242	37,907
	AMP Ltd.	36,052,450	36,886
	AUB Group Ltd.	1,642,745	35,683
*	Genesis Minerals Ltd.	15,131,018	35,539
*	Zip Co. Ltd.	17,010,400	34,497
	Pinnacle Investment Management Group Ltd.	2,382,529	33,809
	nib holdings Ltd.	6,949,563	32,995
	Lendlease Corp. Ltd.	9,753,923	32,783
*	Capricorn Metals Ltd.	5,502,527	31,518
[1]	Breville Group Ltd.	1,465,732	30,654
	Reliance Worldwide Corp. Ltd.	11,135,232	30,611
	Gold Road Resources Ltd.	15,066,628	30,183
[1]	Reece Ltd.	3,387,298	29,329
	Harvey Norman Holdings Ltd.	7,519,062	27,879
	Eagers Automotive Ltd.	2,219,295	27,794
	National Storage REIT	18,073,299	27,713
*,1	DroneShield Ltd.	11,372,142	27,184
	IGO Ltd.	9,629,175	27,089
*	Regis Resources Ltd.	10,168,179	26,515
	Ramelius Resources Ltd.	16,246,621	26,139
	Charter Hall Long Wale REIT	9,482,802	25,160
	Region Group	16,423,121	24,578
	Brickworks Ltd.	1,122,635	23,560
	ARB Corp. Ltd.	1,098,030	23,547
	Orora Ltd.	17,545,074	23,286
*	West African Resources Ltd.	15,153,471	22,688
	Super Retail Group Ltd.	2,267,183	22,177
*	Vault Minerals Ltd.	95,531,510	22,115
	Sims Ltd.	2,274,000	22,066
*	Temple & Webster Group Ltd.	1,396,474	21,765
	Perpetual Ltd.	1,589,707	21,349
*	Insignia Financial Ltd.	7,408,240	21,342
*	Westgold Resources Ltd.	12,933,149	21,117
[2]	Viva Energy Group Ltd.	15,746,433	21,072
*,1	Paladin Energy Ltd.	5,379,624	21,069
*	Megaport Ltd.	2,183,020	20,851
	Nine Entertainment Co. Holdings Ltd.	19,182,564	20,838
*	Austal Ltd.	4,905,219	20,585
	HomeCo Daily Needs REIT	24,571,595	20,199
[1]	Flight Centre Travel Group Ltd.	2,643,339	20,160
*,1	Mesoblast Ltd.	13,312,631	20,124
	Iluka Resources Ltd.	6,134,746	20,098
	Codan Ltd.	1,497,259	20,019
*	PEXA Group Ltd.	1,941,959	19,720
	TPG Telecom Ltd.	5,527,925	19,607
	Charter Hall Retail REIT	7,859,901	19,535
	Lovisa Holdings Ltd.	882,389	19,167

		Shares	Market Value ($000)
	Ingenia Communities Group	5,691,713	19,131
[1]	Yancoal Australia Ltd.	4,661,173	18,825
	EVT Ltd.	1,655,874	17,961
*	BWP Property Group Ltd.	7,769,378	17,875
	Generation Development Group Ltd.	4,576,893	17,706
	New Hope Corp. Ltd.	6,609,345	17,652
	Premier Investments Ltd.	1,298,669	17,561
	Centuria Industrial REIT	8,597,716	17,498
*,1	Neuren Pharmaceuticals Ltd.	1,592,572	17,463
	Corporate Travel Management Ltd.	1,739,114	17,383
	Monadelphous Group Ltd.	1,356,050	16,907
	Magellan Financial Group Ltd.	2,424,077	16,484
	Beach Energy Ltd.	21,468,895	16,093
*	Emerald Resources NL	7,252,770	15,919
	Deterra Royalties Ltd.	6,006,012	15,904
*	Spartan Resources Ltd.	12,503,924	15,841
	Tabcorp Holdings Ltd.	31,327,075	15,476
	Waypoint REIT Ltd.	9,534,239	15,375
*	Superloop Ltd.	6,937,749	14,866
	GrainCorp Ltd. Class A	3,023,076	14,670
	GQG Partners Inc.	11,092,070	14,491
	Champion Iron Ltd.	5,440,392	14,375
*	WEB Travel Group Ltd.	4,941,902	14,110
*,1	IperionX Ltd.	3,731,436	14,048
	Imdex Ltd.	7,114,741	13,815
*	Judo Capital Holdings Ltd.	14,145,293	13,642
	Nick Scali Ltd.	1,106,630	13,593
	Perenti Ltd.	12,059,481	13,530
	IRESS Ltd.	2,631,366	13,350
*,1	Liontown Resources Ltd.	26,920,750	13,292
	Arena REIT	5,539,246	13,034
	Nickel Industries Ltd.	27,406,119	12,875
	Karoon Energy Ltd.	10,737,613	12,842
	Bega Cheese Ltd.	3,834,731	12,768
	NRW Holdings Ltd.	6,092,363	12,580
*	Deep Yellow Ltd.	12,995,531	12,382
	Helia Group Ltd.	3,768,370	12,200
	Elders Ltd.	2,596,344	12,029
*	Catapult Group International Ltd.	2,824,820	11,958
	Centuria Capital Group	10,102,118	11,952
*,1	Guzman y Gomez Ltd.	672,239	11,826
	Inghams Group Ltd.	5,270,215	11,673
*	SiteMinder Ltd.	3,497,974	11,600
	IPH Ltd.	3,413,432	11,454
	Bapcor Ltd.	4,519,931	11,154
*	Resolute Mining Ltd.	27,905,487	11,001
	Regis Healthcare Ltd.	2,053,645	10,972
[1]	Domino's Pizza Enterprises Ltd.	936,074	10,925
	DigiCo Infrastructure REIT	5,157,077	10,851
	Amotiv Ltd.	1,914,155	10,773
*	Bellevue Gold Ltd.	20,600,839	10,619
	Service Stream Ltd.	7,975,746	10,140
	Aussie Broadband Ltd.	3,401,067	9,806
	Data#3 Ltd.	2,024,299	9,740
	HMC Capital Ltd.	4,140,959	9,430
	Charter Hall Social Infrastructure REIT	4,919,281	9,346
*	Nanosonics Ltd.	3,583,771	9,282
	McMillan Shakespeare Ltd.	807,758	9,239
	Hansen Technologies Ltd.	2,392,824	9,192
*,1	Clarity Pharmaceuticals Ltd.	3,317,169	9,166
	Credit Corp. Group Ltd.	913,536	9,003
	SmartGroup Corp. Ltd.	1,775,200	8,983
*	Tuas Ltd.	2,602,590	8,921
	Collins Foods Ltd.	1,497,918	8,897
*	Macquarie Technology Group Ltd.	196,101	8,734
[1]	IDP Education Ltd.	3,781,112	8,555
	oOh!media Ltd.	7,350,500	8,484
	SRG Global Ltd.	7,803,502	8,302
*	Nufarm Ltd.	4,865,231	8,034
[1]	Integral Diagnostics Ltd.	4,649,730	7,965

		Shares	Market Value ($000)
[1]	Johns Lyng Group Ltd.	3,127,709	7,783
	Dexus Industria REIT	4,235,549	7,629
	Abacus Storage King	7,074,218	7,253
*,1	Silex Systems Ltd.	2,691,423	7,239
	Ridley Corp. Ltd.	3,856,877	7,186
*,1	PolyNovo Ltd.	8,699,839	7,106
	Myer Holdings Ltd.	17,809,658	6,875
[1]	Dicker Data Ltd.	1,219,006	6,798
*,1	Alpha HPA Ltd.	12,036,203	6,732
	Australian Ethical Investment Ltd.	1,316,271	6,600
*,1,3	Opthea Ltd.	17,087,293	6,589
	MyState Ltd.	2,359,193	6,517
	Kelsian Group Ltd.	2,694,157	6,432
*,1	Boss Energy Ltd.	5,751,901	6,332
	Stanmore Resources Ltd.	4,518,884	6,120
	Rural Funds Trust	5,206,845	6,076
	G8 Education Ltd.	10,527,769	6,069
	Domain Holdings Australia Ltd.	2,113,468	5,977
	Growthpoint Properties Australia Ltd.	3,767,093	5,913
[1]	PWR Holdings Ltd.	1,168,274	5,855
	Bravura Solutions Ltd.	4,214,349	5,784
[1]	Maas Group Holdings Ltd.	2,166,311	5,719
*	Amplitude Energy Ltd.	33,798,160	5,531
*	FleetPartners Group Ltd.	3,115,739	5,480
	Centuria Office REIT	6,566,133	5,345
*,1	Vulcan Energy Resources Ltd.	2,236,419	5,198
	Accent Group Ltd.	5,449,524	5,191
[1]	Clinuvel Pharmaceuticals Ltd.	624,010	5,173
	GWA Group Ltd.	3,114,505	5,053
	Jumbo Interactive Ltd.	736,873	4,956
	Abacus Group	6,363,399	4,915
	Cromwell Property Group	18,076,200	4,806
*,1	Chalice Mining Ltd.	4,697,356	4,742
	Healius Ltd.	9,320,315	4,572
*	Nuix Ltd.	3,029,583	4,558
	Australian Clinical Labs Ltd.	2,565,111	4,540
*,1	Select Harvests Ltd.	1,968,231	4,339
[1]	Regal Partners Ltd.	2,303,906	4,295
	Cedar Woods Properties Ltd.	896,502	4,269
	Infomedia Ltd.	4,975,456	4,137
*,1	Weebit Nano Ltd.	2,655,596	4,096
*	Tyro Payments Ltd.	6,706,435	4,087
	Navigator Global Investments Ltd.	3,295,379	4,046
*,1	Fineos Corp. Ltd.	2,278,921	4,043
*,1	Audinate Group Ltd.	1,023,976	4,010
[1]	Lifestyle Communities Ltd.	1,412,209	3,995
*	Oceania Healthcare Ltd.	9,596,192	3,890
*,1	Arafura Rare Earths Ltd.	34,415,453	3,835
	Australian Finance Group Ltd.	2,690,537	3,830
	Redox Ltd.	2,566,686	3,722
	Vulcan Steel Ltd.	910,538	3,514
*,1	EML Payments Ltd.	4,640,768	3,339
*	Omni Bridgeway Ltd.	3,576,386	3,274
*,1	BrainChip Holdings Ltd.	24,773,915	3,221
[1]	Platinum Asset Management Ltd.	7,251,336	3,092
	HealthCo REIT	6,055,631	3,039
*	Webjet Group Ltd.	5,312,970	3,033
*	Mayne Pharma Group Ltd.	924,086	2,939
*	Alkane Resources Ltd.	6,175,177	2,818
	GDI Property Group Partnership	6,424,376	2,779
[3]	Leo Lithium Ltd.	12,697,269	2,717
	Kogan.com Ltd.	1,083,667	2,682
	Praemium Ltd.	5,899,743	2,652
*	St. Barbara Ltd.	15,008,427	2,584
*,1	Strike Energy Ltd.	34,790,225	2,551
*	Emeco Holdings Ltd.	4,325,004	2,464
	Solvar Ltd.	2,273,837	2,333
*,1	Star Entertainment Group Ltd.	31,891,309	2,233
*,1,3	Syrah Resources Ltd.	8,656,792	2,112
*	Mount Gibson Iron Ltd.	8,393,538	2,099

		Shares	Market Value ($000)
*	Aurelia Metals Ltd.	18,540,354	2,077
*,1	Baby Bunting Group Ltd.	1,778,262	2,052
*,1	Novonix Ltd.	7,120,456	2,041
*,1	Sayona Mining Ltd.	151,203,648	2,013
*,3	AVZ Minerals Ltd.	30,957,657	1,990
*	Australian Agricultural Co. Ltd.	2,079,048	1,842
*,1	29Metals Ltd.	9,914,633	1,800
*,1	ioneer Ltd.	23,211,708	1,700
*,1	Core Lithium Ltd.	26,850,751	1,663
*	OFX Group Ltd.	3,122,252	1,661
	Humm Group Ltd.	4,397,881	1,620
*	Carnarvon Energy Ltd.	22,948,970	1,465
*,1	Wildcat Resources Ltd.	13,729,594	1,356
*	Coast Entertainment Holdings Ltd.	5,437,328	1,310
[1,2]	Coronado Global Resources Inc.	8,959,662	1,109
*	Catalyst Metals Ltd.	222,097	720
*	Predictive Discovery Ltd.	2,217,512	600
*,3	Firefinch Ltd.	14,620,770	564
*,1	Cettire Ltd.	3,316,029	548
*	Develop Global Ltd.	172,671	473
*,1	Imugene Ltd.	2,733,386	472
*	Pantoro Gold Ltd.	144,952	338
	Sims Ltd. ADR	57	1
*,1,3	ESG Minerals Ltd.	747,574	—
			23,210,887
Austria (0.2%)
	Erste Group Bank AG	4,072,267	372,384
[1,2]	BAWAG Group AG	1,133,864	143,102
	OMV AG	2,042,836	104,038
[1]	Verbund AG	945,040	70,367
	ANDRITZ AG	942,638	65,599
	Raiffeisen Bank International AG	1,841,382	53,169
	Wienerberger AG	1,549,423	51,941
[1]	voestalpine AG	1,723,257	47,442
	Vienna Insurance Group AG Wiener Versicherung Gruppe	518,871	27,378
	DO & CO AG	108,579	24,496
[1]	Strabag SE	245,642	23,093
	UNIQA Insurance Group AG	1,543,742	22,240
[1]	Oesterreichische Post AG	460,062	16,047
[1]	EVN AG	519,273	14,033
	Telekom Austria AG Class A	1,121,523	11,886
[1]	CA Immobilien Anlagen AG	403,278	10,740
*,1	CPI Europe AG	450,287	9,354
	Palfinger AG	201,734	8,390
	Porr AG	248,299	8,348
*,1	Lenzing AG	269,718	7,545
*,1	AT&S Austria Technologie & Systemtechnik AG	361,995	7,278
[1]	SBO AG	153,124	5,067
[1]	Agrana Beteiligungs AG	164,285	2,191
*,1	Eurotelesites AG	340,305	1,995
			1,108,123
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,966,648	802,980
*	Argenx SE	884,080	593,775
	UCB SA	1,732,505	372,238
	KBC Group NV	3,284,152	342,550
	Ageas SA/NV	2,644,872	179,831
	Groupe Bruxelles Lambert NV	1,144,848	95,709
	Syensqo SA	1,011,926	80,201
	Ackermans & van Haaren NV	312,037	76,542
	Elia Group SA/NV Class B	639,666	73,800
	Sofina SA	207,663	63,591
	Warehouses De Pauw CVA	2,549,451	59,494
	D'ieteren Group	298,692	59,002
	Aedifica SA	675,793	49,730
	Lotus Bakeries NV	5,782	48,883
	Cofinimmo SA	549,126	47,665
	Financiere de Tubize SA	275,811	46,386
	Umicore SA	2,721,662	43,013

		Shares	Market Value ($000)
	KBC Ancora	538,358	39,137
	Azelis Group NV	2,513,697	39,054
	Solvay SA	1,025,801	32,141
[1]	Melexis NV	293,395	22,440
	Fagron	881,517	21,797
	Montea NV	291,714	21,718
	VGP NV	188,380	19,810
	Bekaert SA	463,201	19,078
	Xior Student Housing NV	535,013	18,881
[1]	Shurgard Self Storage Ltd.	443,161	17,586
[1]	Gimv NV	355,311	17,026
	Colruyt Group NV	397,642	16,986
	Proximus SADP	1,822,103	15,139
	Deme Group NV	96,156	14,392
	Barco NV	850,161	13,251
	Retail Estates NV	173,924	12,922
[1]	Tessenderlo Group SA	284,155	8,453
[1]	Kinepolis Group NV	189,829	7,855
*,1	Ontex Group NV	889,261	6,895
	Vastned NV	156,590	5,294
*,1	bpost SA	1,403,444	3,513
			3,408,758
Brazil (0.8%)
	Vale SA	51,922,809	495,717
	Petroleo Brasileiro SA - Petrobras	52,945,755	338,407
	B3 SA - Brasil Bolsa Balcao	75,534,873	169,697
	WEG SA	21,481,442	142,364
	Ambev SA	62,663,278	139,437
	Embraer SA	8,507,110	122,543
	Banco BTG Pactual SA	16,896,940	118,077
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,893,141	113,989
	Centrais Eletricas Brasileiras SA	16,284,623	109,959
	Suzano SA	9,850,704	91,742
	Equatorial Energia SA	14,481,824	88,113
	Banco do Brasil SA	24,662,896	86,767
*	PRIO SA	11,322,092	85,307
[2]	Rede D'Or Sao Luiz SA	14,359,405	83,343
	Localiza Rent a Car SA	12,619,702	78,046
	Vibra Energia SA	16,016,692	60,668
	BB Seguridade Participacoes SA	9,475,360	57,026
	Telefonica Brasil SA	9,802,640	55,109
	Rumo SA	17,689,133	52,250
	Banco Bradesco SA	21,226,242	50,795
	Raia Drogasil SA	18,747,276	45,097
	Lojas Renner SA	15,143,650	44,001
	Klabin SA	13,059,595	43,380
	Itau Unibanco Holding SA	6,947,689	38,873
	BRF SA	10,812,486	38,716
	TIM SA	10,395,200	38,447
	Motiva Infraestrutura de Mobilidade SA	17,014,927	37,405
	Energisa SA	4,321,862	35,241
	TOTVS SA	4,187,155	32,610
	Ultrapar Participacoes SA	10,471,235	32,108
*	Eneva SA	13,263,552	31,859
	Sendas Distribuidora SA	17,390,331	29,224
	XP MALLS FDO INV IMOB FII	1,587,426	28,857
	Banco Santander Brasil SA	5,769,907	27,234
*,2	Hapvida Participacoes e Investimentos SA	4,518,030	26,683
	Cia De Sanena Do Parana	4,322,795	26,325
	Engie Brasil Energia SA	3,543,633	25,269
	Porto Seguro SA	2,583,358	23,939
	Santos Brasil Participacoes SA	9,385,447	23,382
	Embraer SA ADR	390,775	22,501
	Kinea Rendimentos Imobiliarios FII	1,194,847	22,403
	Alupar Investimento SA	4,233,636	22,304
	Caixa Seguridade Participacoes SA	8,533,200	20,999
*	Brava Energia	5,948,678	20,971
*	Natura Cosmeticos SA	12,870,050	20,755
*	Ambipar Participacoes e Empreendimentos SA Class B	884,729	20,676

		Shares	Market Value ($000)
*	Multiplan Empreendimentos Imobiliarios SA	4,409,058	19,921
	Hypera SA	4,317,528	19,824
	Cia Paranaense de Energia - Copel	9,938,638	19,595
	Allos SA	4,996,488	19,015
	Smartfit Escola de Ginastica e Danca SA	4,974,493	18,407
	CPFL Energia SA	2,662,500	18,026
*	Cosan SA	16,932,761	17,932
	Kinea Indice de Precos FII	1,114,995	17,453
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,803,144	16,654
	Kinea Renda Imobiliaria FII	648,957	16,479
[2]	GPS Participacoes e Empreendimentos SA	5,970,500	15,098
	Marfrig Global Foods SA	3,779,342	14,376
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	501,944	13,826
*	Serena Energia SA	6,507,650	13,772
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	13,467
	Transmissora Alianca de Energia Eletrica SA	2,246,475	13,384
	Cogna Educacao SA	26,440,385	13,032
	Neoenergia SA	2,971,500	13,007
	Cia de Saneamento de Minas Gerais Copasa MG	2,736,603	12,638
	Direcional Engenharia SA	1,758,737	12,246
	Azzas 2154 SA	1,877,268	11,962
	Iguatemi SA	2,882,810	10,672
	Maxi Renda FII	6,211,647	10,649
	Cia Siderurgica Nacional SA	7,291,133	10,443
	FII BTLG	574,697	10,161
	Cury Construtora e Incorporadora SA	1,855,700	9,756
	Fleury SA	3,677,443	9,424
	Cia Energetica de Minas Gerais ADR	5,197,706	9,408
	Grupo Mateus SA	7,011,180	9,178
	Trx Real Estate FII	486,349	8,659
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	8,609
	SLC Agricola SA	2,600,554	8,513
	Itau Unibanco Holding SA ADR	1,321,989	8,289
	XP Log FII	466,467	8,245
	Telefonica Brasil SA ADR	733,658	8,232
	Odontoprev SA	3,810,208	8,172
	Auren Energia SA	4,820,084	7,980
	Vivara Participacoes SA	1,735,613	7,879
	YDUQS Participacoes SA	3,291,020	7,605
	Vinci Shopping Centers FII	396,848	7,325
	M Dias Branco SA	1,600,792	6,950
	Wilson Sons SA	2,197,800	6,947
	Kinea High Yield CRI - FII	380,635	6,891
*	IRB-Brasil Resseguros SA	809,184	6,575
	Magazine Luiza SA	5,187,165	6,540
	Sao Martinho SA	2,095,317	6,488
	Capitania Securities II FII	4,908,537	6,382
*	Hidrovias do Brasil SA	9,873,018	6,242
*	Orizon Valorizacao de Residuos SA	715,176	6,127
	Fundo De Investimento Imobiliario Tg Ativo Real	417,575	6,115
	Hedge Brasil Shopping FII	1,788,780	5,942
*	MRV Engenharia e Participacoes SA	5,405,340	5,744
	CSN Mineracao SA	6,324,500	5,692
*	EcoRodovias Infraestrutura e Logistica SA	4,702,271	5,660
	Dexco SA	5,543,148	5,593
*	Minerva SA	6,251,114	5,515
	FII Iridium	497,854	5,451
	Fii UBS Br Receb Imob	365,529	5,417
	Vulcabras SA	1,528,700	5,138
	Fras-Le SA	1,193,899	5,034
	Fundo De Investimento Imobiliario VBI Prime Properties	364,711	4,850
	Iochpe Maxion SA	1,829,971	4,765
	Petroreconcavo SA	1,901,650	4,558
[1]	TIM SA ADR	243,230	4,471
	Tres Tentos Agroindustrial SA	1,697,300	4,131
	JHSF Participacoes SA	4,411,900	4,058
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,739,063	3,936
[1]	Sendas Distribuidora SA ADR	458,531	3,852
	Mahle Metal Leve SA	748,664	3,822
	Grendene SA	4,193,909	3,775

		Shares	Market Value ($000)
	Tupy SA	1,306,760	3,760
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	3,602
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,366
	Mills Locacao Servicos e Logistica SA	1,634,767	3,284
	SIMPAR SA	4,282,000	3,281
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,215
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,252,860	3,161
*	CVC Brasil Operadora e Agencia de Viagens SA	7,350,481	3,098
[2]	LWSA SA	4,504,205	3,041
	Pet Center Comercio e Participacoes SA	4,234,222	2,994
*	Oncoclinicas do Brasil Servicos Medicos SA	3,032,406	2,951
*	Cia Brasileira de Distribuicao	4,577,054	2,877
	Grupo SBF SA	1,316,041	2,583
*	Log-in Logistica Intermodal SA	562,274	2,562
*	Cia Brasileira de Aluminio	2,951,276	2,467
	Cia Energetica de Minas Gerais	933,649	2,454
	Gerdau SA ADR	800,508	2,369
	LOG Commercial Properties e Participacoes SA	616,956	2,317
[1]	Cia Siderurgica Nacional SA ADR	1,588,434	2,303
[1]	Cia Paranaense de Energia - Copel ADR	205,996	1,607
	Armac Locacao Logistica E Servicos SA	2,350,200	1,486
	Centrais Eletricas Brasileiras SA ADR (XNYS)	197,501	1,442
	Camil Alimentos SA	1,292,605	1,048
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,116,292	919
	Ambev SA ADR	383,229	835
*,1	Braskem SA Class A ADR	213,266	674
*	Diagnosticos da America SA	2,130,749	472
	Construtora Tenda SA	76,400	291
*	Cia Brasileira de Distribuicao ADR	455,545	282
	Cia Paranaense de Energia - Copel ADR (XNYS)	8,914	76
	Petroleo Brasileiro SA - Petrobras ADR	98	1
			4,045,407
Canada (7.6%)
	Royal Bank of Canada	20,516,222	2,632,491
*	Shopify Inc. Class A (XTSE)	17,340,263	2,119,602
	Toronto-Dominion Bank	25,582,977	1,863,333
	Enbridge Inc.	31,559,139	1,429,226
	Brookfield Corp. Class A	20,416,397	1,367,527
	Bank of Montreal	10,573,953	1,167,134
	Bank of Nova Scotia	18,051,125	1,004,302
	Canadian Pacific Kansas City Ltd.	13,519,497	994,253
	Constellation Software Inc.	286,575	988,675
	Canadian Imperial Bank of Commerce	13,594,668	971,622
	Canadian Natural Resources Ltd.	29,989,069	949,279
	Agnico Eagle Mines Ltd.	7,225,521	896,985
	Manulife Financial Corp.	25,057,905	775,283
	Canadian National Railway Co.	8,076,180	754,111
	TC Energy Corp.	15,027,260	717,526
	Suncor Energy Inc.	18,047,977	711,837
	Waste Connections Inc.	3,702,613	691,407
	Wheaton Precious Metals Corp.	6,572,419	601,080
	National Bank of Canada	5,671,312	589,929
	Alimentation Couche-Tard Inc.	11,172,872	580,576
	Fairfax Financial Holdings Ltd.	304,680	538,898
	Intact Financial Corp.	2,577,491	532,761
	Dollarama Inc.	3,877,180	529,922
	Sun Life Financial Inc.	8,344,797	508,782
	Cameco Corp.	6,124,158	459,798
	Franco-Nevada Corp.	2,771,787	441,534
	Nutrien Ltd.	7,175,048	425,708
	Thomson Reuters Corp.	1,987,521	398,881
	WSP Global Inc.	1,882,891	387,694
	Fortis Inc.	7,215,172	353,052
	Brookfield Asset Management Ltd. Class A	5,541,526	341,706
*	Celestica Inc.	1,678,966	335,660
	Barrick Mining Corp.	15,853,755	334,683
	Loblaw Cos. Ltd.	2,044,036	330,548
	Restaurant Brands International Inc.	4,683,569	317,804
[1]	Power Corp. of Canada	7,809,222	314,713

		Shares	Market Value ($000)
	Pembina Pipeline Corp.	8,397,425	312,116
	RB Global Inc.	2,683,813	290,598
	Kinross Gold Corp.	17,788,358	284,619
	CGI Inc.	2,938,365	283,276
	Cenovus Energy Inc.	18,348,391	279,278
	Teck Resources Ltd. Class B	7,196,875	233,369
	Metro Inc. Class A	2,890,640	221,033
	Tourmaline Oil Corp.	5,138,441	218,688
	Emera Inc.	4,301,582	201,978
	Barrick Mining Corp. (XLON)	9,008,462	188,736
	Imperial Oil Ltd.	2,254,233	187,956
	Stantec Inc.	1,648,010	180,144
	AtkinsRealis Group Inc.	2,522,692	178,624
	GFL Environmental Inc. (XTSE)	3,493,856	175,954
	ARC Resources Ltd.	8,511,050	166,155
*	First Quantum Minerals Ltd.	9,860,420	165,740
	TMX Group Ltd.	3,980,139	161,837
[2]	Hydro One Ltd.	4,570,370	161,625
	Magna International Inc.	3,850,143	157,885
	Element Fleet Management Corp.	5,824,268	151,492
	Great-West Lifeco Inc.	3,932,477	147,667
	George Weston Ltd.	774,549	147,179
	Alamos Gold Inc. Class A	6,047,803	146,961
*	Bombardier Inc. Class B	1,248,875	145,627
	Pan American Silver Corp.	5,159,578	139,379
[1]	Whitecap Resources Inc.	17,730,930	133,852
	iA Financial Corp. Inc.	1,348,316	131,980
*	CAE Inc.	4,610,563	131,469
*	Descartes Systems Group Inc.	1,238,203	130,817
	AltaGas Ltd.	4,277,193	126,285
	Toromont Industries Ltd.	1,173,342	118,969
	TELUS Corp.	7,166,707	115,445
	FirstService Corp.	583,745	115,064
	Open Text Corp.	3,762,047	110,722
	Gildan Activewear Inc.	2,165,839	109,402
[1]	BCE Inc.	4,407,580	102,810
	Lundin Mining Corp.	9,940,225	101,511
	TFI International Inc.	1,150,861	100,086
	Canadian Tire Corp. Ltd. Class A	739,159	98,999
	Colliers International Group Inc.	629,951	94,997
	Keyera Corp.	2,743,960	86,145
	Finning International Inc.	1,962,346	85,513
	Capital Power Corp.	2,037,569	85,408
*	Ivanhoe Mines Ltd. Class A	10,810,588	84,341
	South Bow Corp.	2,995,942	78,682
	Canadian Apartment Properties REIT	2,354,265	75,185
	OR Royalties Inc.	2,695,265	74,658
	Saputo Inc.	3,520,228	73,829
	MEG Energy Corp.	3,721,815	73,357
*	Aritzia Inc.	1,360,200	73,007
[1]	Brookfield Renewable Corp.	1,966,348	71,907
	Definity Financial Corp.	1,325,900	71,434
	Onex Corp.	870,652	70,828
	Brookfield Infrastructure Corp. Class A	1,728,209	67,465
	Lundin Gold Inc.	1,434,743	66,405
[1]	Algonquin Power & Utilities Corp.	11,145,476	65,718
	B2Gold Corp.	18,316,969	61,603
	Northland Power Inc.	3,763,281	61,490
*	Eldorado Gold Corp.	2,952,838	60,502
*	Kinaxis Inc.	401,929	59,651
*	Equinox Gold Corp.	9,608,666	58,529
	PrairieSky Royalty Ltd.	3,402,562	58,518
	Parkland Corp.	1,997,366	56,378
	RioCan REIT	4,259,536	54,259
	West Fraser Timber Co. Ltd.	776,337	53,821
*	IAMGOLD Corp.	7,935,658	53,609
	Hudbay Minerals Inc.	5,692,708	52,835
*	NexGen Energy Ltd.	7,578,581	50,867
[1]	Chartwell Retirement Residences	3,950,040	50,487
	First Majestic Silver Corp.	6,211,548	49,402

		Shares	Market Value ($000)
	Granite REIT	893,975	47,157
	TransAlta Corp.	3,875,748	46,629
	OceanaGold Corp.	3,364,907	45,777
	Stella-Jones Inc.	799,710	45,590
*	Capstone Copper Corp.	7,920,348	44,415
	Boyd Group Services Inc.	309,603	42,912
[1]	Gibson Energy Inc.	2,355,506	42,466
	First Capital REIT	3,030,369	40,657
	Choice Properties REIT	3,959,289	40,547
	CI Financial Corp.	1,753,341	40,404
	Atco Ltd.	1,052,729	38,125
	IGM Financial Inc.	1,128,156	37,356
	Premium Brands Holdings Corp. Class A	581,951	36,893
*	ATS Corp.	1,186,441	36,006
*	Torex Gold Resources Inc.	1,233,559	34,747
*	SSR Mining Inc.	2,896,957	34,602
[1]	Dream Industrial REIT	4,059,938	33,755
	SmartCentres REIT	1,817,808	33,323
	Boralex Inc. Class A	1,464,733	33,151
*,1	Air Canada	2,330,453	32,461
	Methanex Corp.	965,622	32,280
	H&R REIT	3,691,301	30,876
*	BlackBerry Ltd.	8,378,836	30,840
	Topaz Energy Corp.	1,608,478	29,892
	Boardwalk REIT	578,544	29,833
	Linamar Corp.	572,432	27,680
	Russel Metals Inc.	826,731	26,480
*	Bausch Health Cos. Inc.	4,230,525	24,945
	North West Co. Inc.	680,136	23,345
	GFL Environmental Inc.	462,534	23,284
[1]	BRP Inc.	454,987	23,005
	Maple Leaf Foods Inc.	1,066,685	22,510
	Allied Properties REIT	1,792,224	22,377
*	Lightspeed Commerce Inc. (XTSE)	1,765,699	22,008
	Quebecor Inc. Class B	734,633	20,667
	Baytex Energy Corp.	9,719,844	20,624
	Centerra Gold Inc.	3,008,201	20,473
*	Novagold Resources Inc.	3,549,606	18,368
	Vermilion Energy Inc.	2,197,521	18,032
*	Shopify Inc. Class A	142,305	17,391
*	Keyera Corp. (XTSE)	559,386	17,319
[1]	Paramount Resources Ltd. Class A	1,106,096	17,011
	Superior Plus Corp.	3,319,837	16,580
	Parex Resources Inc.	1,380,846	16,384
	Primaris REIT	1,424,609	15,165
	Transcontinental Inc. Class A	1,054,147	14,660
	Cameco Corp. (XTSE)	157,192	11,778
	Winpak Ltd.	371,666	10,982
	Enghouse Systems Ltd.	610,054	10,104
	Westshore Terminals Investment Corp.	491,777	10,012
[1]	First National Financial Corp.	237,862	8,280
	Cargojet Inc.	110,908	7,919
*	Canfor Corp.	769,564	7,542
	Cogeco Communications Inc.	142,721	6,426
	Peyto Exploration & Development Corp.	199,736	2,802
*	MDA Space Ltd.	99,295	2,780
*,1	Lightspeed Commerce Inc.	204,756	2,547
*	New Gold Inc.	570,500	2,388
*	Athabasca Oil Corp.	522,041	2,208
	Secure Waste Infrastructure Corp.	199,080	2,175
*	K92 Mining Inc.	180,351	1,873
*	Denison Mines Corp.	892,390	1,836
*	Orla Mining Ltd.	184,098	1,714
[1]	goeasy Ltd.	12,640	1,669
	Sandstorm Gold Ltd.	174,861	1,637
	Dundee Precious Metals Inc.	99,300	1,605
[1]	Freehold Royalties Ltd.	165,721	1,595
	EQB Inc.	21,426	1,593
*	ERO Copper Corp.	111,955	1,515
	Sprott Inc.	20,976	1,412

		Shares	Market Value ($000)
*	Fortuna Mining Corp.	206,500	1,332
	Labrador Iron Ore Royalty Corp.	67,761	1,303
*	Wesdome Gold Mines Ltd.	108,669	1,294
	Tamarack Valley Energy Ltd.	329,687	1,294
*	NuVista Energy Ltd.	116,600	1,232
	TerraVest Industries Inc.	9,600	1,183
*	G Mining Ventures Corp.	99,100	1,162
	Altus Group Ltd.	27,546	1,150
*	Skeena Resources Ltd.	79,602	1,120
*	NGEx Minerals Ltd.	76,262	1,077
	Birchcliff Energy Ltd.	220,900	1,076
	Pet Valu Holdings Ltd.	40,600	982
*	NFI Group Inc.	69,034	952
	Triple Flag Precious Metals Corp.	41,284	942
	Sienna Senior Living Inc.	72,477	936
	Killam Apartment REIT	69,500	919
*	Advantage Energy Ltd.	108,827	868
	Exchange Income Corp.	16,249	769
*	Trisura Group Ltd.	24,000	733
	Richelieu Hardware Ltd.	28,800	721
*	Seabridge Gold Inc.	46,302	708
*	Allied Gold Corp.	52,488	673
	Aura Minerals Inc.	22,513	547
	Strathcona Resources Ltd.	21,898	538
	Brookfield Business Corp. Class A	16,500	507
*	Southern Cross Gold Consolidated Ltd.	136,426	475
*	International Petroleum Corp.	28,099	468
	Leon's Furniture Ltd.	7,300	144
			38,492,978
Chile (0.1%)
	Banco de Chile	636,391,876	87,665
	Latam Airlines Group SA	2,885,469,081	63,102
	Falabella SA	11,977,773	59,728
	Cencosud SA	18,495,248	55,717
	Banco de Credito e Inversiones SA	1,140,819	45,276
	Empresas Copec SA	5,737,607	37,985
	Banco Santander Chile	587,564,877	33,939
	Enel Americas SA	273,051,232	27,232
	Empresas CMPC SA	16,217,004	22,845
	Enel Chile SA	348,669,347	22,334
	Plaza SA	9,481,166	20,030
	Parque Arauco SA	9,570,507	19,523
	Banco Santander Chile ADR	775,887	17,853
	Colbun SA	102,835,004	15,223
	Quinenco SA	3,935,292	15,172
	Cencosud Shopping SA	6,835,264	13,353
	Aguas Andinas SA Class A	38,573,240	12,695
	Banco Itau Chile SA	894,919	11,825
	Cia Cervecerias Unidas SA	1,886,803	11,159
	Cia Sud Americana de Vapores SA	188,323,387	9,517
	Engie Energia Chile SA	6,398,870	7,822
	Vina Concha y Toro SA	6,585,247	7,041
	SMU SA	42,353,499	6,702
	Empresa Nacional de Telecomunicaciones SA	1,924,421	6,323
	Ripley Corp. SA	13,874,654	5,877
	Inversiones Aguas Metropolitanas SA	6,110,343	5,184
	Inversiones La Construccion SA	462,813	5,084
	Latam Airlines Group SA ADR	98,748	4,285
*	CAP SA	873,045	4,156
	SONDA SA	5,731,754	1,899
	Salfacorp SA	882,714	651
	Enel Chile SA ADR	125,450	399
			657,596
China (8.8%)
	Tencent Holdings Ltd.	89,700,040	6,280,101
	Alibaba Group Holding Ltd.	259,173,596	3,896,618
*,2	Xiaomi Corp. Class B	250,020,993	1,682,129
	China Construction Bank Corp. Class H	1,394,685,479	1,426,489
*	PDD Holdings Inc. ADR	11,016,643	1,249,838

		Shares	Market Value ($000)
*,2	Meituan Class B	77,225,507	1,191,400
	Industrial & Commercial Bank of China Ltd. Class H	1,157,420,246	886,845
[1]	BYD Co. Ltd. Class H	53,278,443	777,911
	NetEase Inc.	26,382,909	689,709
	Ping An Insurance Group Co. of China Ltd. Class H	93,977,022	645,186
	Bank of China Ltd. Class H	1,053,466,141	608,075
	JD.com Inc. Class A	36,689,707	578,301
	Trip.com Group Ltd.	9,036,581	561,013
*,2	Kuaishou Technology	40,341,549	393,897
	China Merchants Bank Co. Ltd. Class H	54,925,196	356,418
*	Baidu Inc. Class A	31,738,923	347,266
	China Life Insurance Co. Ltd. Class H	108,051,338	312,118
[2]	Pop Mart International Group Ltd.	9,668,998	301,613
	PetroChina Co. Ltd. Class H	301,612,085	294,745
	Agricultural Bank of China Ltd. Class H	445,702,504	291,987
*	BeOne Medicines Ltd. Class H	12,613,368	286,758
*,2	Innovent Biologics Inc.	22,282,478	275,815
	Kweichow Moutai Co. Ltd. Class A	1,172,785	231,378
	Zijin Mining Group Co. Ltd. Class H	86,656,595	229,784
*	Li Auto Inc. Class A	17,475,969	228,790
[1]	China Shenhua Energy Co. Ltd. Class H	48,724,560	211,180
	PICC Property & Casualty Co. Ltd. Class H	100,090,973	207,747
	ANTA Sports Products Ltd.	18,086,330	207,596
*,2	Wuxi Biologics Cayman Inc.	50,905,374	206,983
	China Petroleum & Chemical Corp. Class H	334,663,718	196,388
*,2	Akeso Inc.	9,737,260	189,867
	Geely Automobile Holdings Ltd. Class A	83,975,744	188,359
[1]	Yum China Holdings Inc.	3,990,546	185,281
*	XPeng Inc. Class A	20,274,574	184,499
	KE Holdings Inc. ADR	9,608,094	176,981
	China Resources Land Ltd.	41,739,235	153,056
	Tencent Music Entertainment Group ADR	7,181,508	150,740
	Contemporary Amperex Technology Co. Ltd. Class A	4,113,853	150,616
[2]	Nongfu Spring Co. Ltd. Class H	25,999,123	150,214
	China Pacific Insurance Group Co. Ltd. Class H	37,240,083	149,981
	CSPC Pharmaceutical Group Ltd.	115,726,056	145,444
	Sino Biopharmaceutical Ltd.	141,281,818	135,306
	Full Truck Alliance Co. Ltd. ADR	11,563,261	133,556
	ZTO Express Cayman Inc.	6,376,950	124,316
	China CITIC Bank Corp. Ltd. Class H	129,944,797	120,735
	China Merchants Bank Co. Ltd. Class A	19,236,529	118,806
*,1	NIO Inc. Class A	23,436,794	112,176
*	J&T Global Express Ltd.	85,010,000	111,827
	CITIC Ltd.	71,983,062	107,987
	Haier Smart Home Co. Ltd. Class H	33,517,125	105,592
[1,2]	Postal Savings Bank of China Co. Ltd. Class H	147,709,794	104,344
[1]	China Hongqiao Group Ltd.	39,227,283	103,478
*,2	3SBio Inc.	25,402,141	102,693
*,1	Horizon Robotics	114,961,200	101,067
	New Oriental Education & Technology Group Inc.	22,219,896	98,538
	People's Insurance Co. Group of China Ltd. Class H	126,452,106	97,149
*	Bilibili Inc.	4,203,168	96,165
*,2	JD Health International Inc.	14,990,645	95,857
*	Kingdee International Software Group Co. Ltd.	41,283,286	95,819
[2]	China Tower Corp. Ltd. Class H	67,515,464	94,475
	Bank of Communications Co. Ltd. Class H	104,804,044	94,415
	China Overseas Land & Investment Ltd.	53,714,328	92,899
	Sunny Optical Technology Group Co. Ltd.	9,756,177	90,394
	New China Life Insurance Co. Ltd. Class H	14,050,432	89,908
	China Mengniu Dairy Co. Ltd.	43,151,424	89,799
*	Kanzhun Ltd. ADR	4,682,581	88,782
[1,2]	Guotai Haitong Securities Co. Ltd. Class H	40,964,279	88,431
	H World Group Ltd.	28,317,160	88,384
	China Yangtze Power Co. Ltd. Class A	22,766,500	88,148
	ENN Energy Holdings Ltd.	10,759,451	87,690
	Midea Group Co. Ltd. Class H	8,801,625	85,281
	Ping An Insurance Group Co. of China Ltd. Class A	10,075,847	82,062
	CITIC Securities Co. Ltd. Class H	23,067,325	81,049
	China Resources Beer Holdings Co. Ltd.	22,652,343	75,317
*,2	Zhejiang Leapmotor Technology Co. Ltd. Class H	9,718,500	74,730

		Shares	Market Value ($000)
	Industrial & Commercial Bank of China Ltd. Class A	71,013,898	74,610
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	40,608,225	74,229
	BYD Co. Ltd. Class A	5,079,830	73,870
*,1,2	SenseTime Group Inc. Class B	360,343,000	73,178
[2]	Hansoh Pharmaceutical Group Co. Ltd.	16,283,836	73,158
[1,2]	Smoore International Holdings Ltd.	26,531,246	71,539
	China Resources Power Holdings Co. Ltd.	28,756,882	71,262
	Yangzijiang Shipbuilding Holdings Ltd.	36,171,522	70,948
	Li Ning Co. Ltd.	33,382,724	70,728
	Agricultural Bank of China Ltd. Class A	80,369,600	70,360
	China Galaxy Securities Co. Ltd. Class H	50,619,533	68,408
	Vipshop Holdings Ltd. ADR	4,395,249	66,324
[2]	Meitu Inc.	43,252,704	66,144
[1,2]	WuXi AppTec Co. Ltd. Class H	4,856,871	64,787
*	TAL Education Group ADR	5,884,070	64,372
	CMOC Group Ltd. Class H	55,812,170	63,354
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,751,647	63,096
	Wuliangye Yibin Co. Ltd. Class A	3,633,435	61,115
	Industrial Bank Co. Ltd. Class A	19,412,379	61,012
[2]	CGN Power Co. Ltd. Class H	160,244,720	60,200
	Weichai Power Co. Ltd. Class H	28,037,364	59,435
*,1	China Ruyi Holdings Ltd.	148,603,121	59,409
	Zhaojin Mining Industry Co. Ltd. Class H	23,702,192	58,858
	Yum China Holdings Inc. (XHKG)	1,249,287	58,317
[2]	China International Capital Corp. Ltd. Class H	22,622,022	57,443
	Tsingtao Brewery Co. Ltd. Class H	8,868,719	56,343
	China Minsheng Banking Corp. Ltd. Class H	93,325,217	56,171
	Kingsoft Corp. Ltd.	12,213,900	55,540
*	Zai Lab Ltd.	14,612,220	55,206
[1]	Great Wall Motor Co. Ltd. Class H	33,310,451	54,360
	Qifu Technology Inc. Class A ADR	1,582,749	54,336
[1,2]	Giant Biogene Holding Co. Ltd.	7,521,000	53,630
	Kunlun Energy Co. Ltd.	54,718,728	52,713
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,967,678	52,159
[1]	Yankuang Energy Group Co. Ltd. Class H	45,421,805	51,787
	Foxconn Industrial Internet Co. Ltd. Class A	10,785,505	51,517
	Zijin Mining Group Co. Ltd. Class A	19,270,767	51,122
*	GDS Holdings Ltd. Class A	11,025,086	49,687
*,1,2	Hua Hong Semiconductor Ltd. Class H	9,546,895	49,154
	Anhui Conch Cement Co. Ltd. Class H	16,911,266	48,960
	Shanghai Pudong Development Bank Co. Ltd. Class A	27,435,772	48,792
*,1	GCL Technology Holdings Ltd.	318,168,000	47,142
*,2	JD Logistics Inc.	27,063,776	46,902
	Sinopharm Group Co. Ltd. Class H	19,424,927	46,690
	CITIC Securities Co. Ltd. Class A	11,507,673	46,307
	BYD Electronic International Co. Ltd.	10,982,374	45,698
	Tongcheng Travel Holdings Ltd.	18,235,819	45,692
*,1	Alibaba Health Information Technology Ltd.	73,177,919	45,380
	China Taiping Insurance Holdings Co. Ltd.	20,281,493	45,066
	China Longyuan Power Group Corp. Ltd. Class H	48,003,772	43,287
	Aluminum Corp. of China Ltd. Class H	54,746,012	43,269
[2]	Huatai Securities Co. Ltd. Class H	18,511,905	42,607
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	272,678,000	42,341
	Hygon Information Technology Co. Ltd. Class A	2,163,231	41,664
	CRRC Corp. Ltd. Class H	59,911,034	41,516
	China Gas Holdings Ltd.	39,498,553	41,489
	Huaneng Power International Inc. Class H	60,432,098	41,023
[2]	Haidilao International Holding Ltd.	22,878,310	40,556
[2]	China Resources Mixc Lifestyle Services Ltd.	8,680,690	40,312
	Tingyi Cayman Islands Holding Corp.	26,761,630	39,561
	Bank of Communications Co. Ltd. Class A	36,811,997	39,131
*	Cambricon Technologies Corp. Ltd. Class A	388,526	38,151
[2]	Longfor Group Holdings Ltd.	30,204,657	37,595
*,1	Genscript Biotech Corp.	17,264,403	37,445
	Guotai Haitong Securities Co. Ltd.	13,123,214	36,948
[1]	China Coal Energy Co. Ltd. Class H	29,964,441	36,818
[1,2]	Shandong Gold Mining Co. Ltd. Class H	11,827,100	36,574
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,140,087	36,570
	Bosideng International Holdings Ltd.	64,030,417	36,542
*,2	NetEase Cloud Music Inc.	1,121,350	36,333

		Shares	Market Value ($000)
*	WuXi XDC Cayman Inc.	4,890,500	35,551
	China State Construction International Holdings Ltd.	23,100,645	35,390
	Guangdong Investment Ltd.	39,607,201	35,254
	China Shenhua Energy Co. Ltd. Class A	6,559,266	34,743
[1]	ZTE Corp. Class H	10,867,128	34,288
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	648,000	34,194
	Luxshare Precision Industry Co. Ltd. Class A	6,748,261	34,149
	China Merchants Port Holdings Co. Ltd.	17,143,261	33,707
[2]	China Feihe Ltd.	56,351,189	33,501
	China Pacific Insurance Group Co. Ltd. Class A	6,413,175	33,338
	Atour Lifestyle Holdings Ltd. ADR	982,108	33,215
	Minth Group Ltd.	10,052,408	33,183
	Muyuan Foods Co. Ltd. Class A	5,081,809	32,696
*,1,2	Ascentage Pharma Group International	3,558,528	32,340
	China Resources Gas Group Ltd.	12,767,474	32,318
*,1,2	InnoCare Pharma Ltd. Class H	14,105,135	32,317
	PetroChina Co. Ltd. Class A	25,913,370	31,940
	NAURA Technology Group Co. Ltd. Class A	679,330	31,551
	Bank of China Ltd. Class A	40,800,300	31,485
*,1	Kingsoft Cloud Holdings Ltd.	32,207,915	31,431
	Kingboard Holdings Ltd.	8,641,240	30,954
	Zhongji Innolight Co. Ltd. Class A	1,028,632	30,847
	WuXi AppTec Co. Ltd. Class A	2,313,296	30,736
	Jiangxi Copper Co. Ltd. Class H	15,365,420	30,711
	Ping An Bank Co. Ltd. Class A	18,031,113	30,634
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	40,551,757	30,397
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	34,519,750	30,357
	China Railway Group Ltd. Class H	60,207,618	30,292
	China State Construction Engineering Corp. Ltd. Class A	38,422,338	30,196
	China National Building Material Co. Ltd. Class H	50,184,052	29,857
	China Medical System Holdings Ltd.	17,368,045	29,489
	China Gold International Resources Corp. Ltd.	3,427,400	29,465
	GF Securities Co. Ltd. Class H	13,453,586	29,375
	SF Holding Co. Ltd. Class A	4,557,381	29,092
	Sinotruk Hong Kong Ltd.	9,491,975	28,927
[1]	MINISO Group Holding Ltd.	5,983,716	28,483
	Beijing Enterprises Holdings Ltd.	6,721,413	28,123
	Hengan International Group Co. Ltd.	9,283,507	27,734
	China Everbright Environment Group Ltd.	51,210,687	27,408
	Chongqing Rural Commercial Bank Co. Ltd. Class H	34,126,778	27,067
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,646,918	26,962
	Bank of Jiangsu Co. Ltd. Class A	17,045,294	26,761
	East Money Information Co. Ltd. Class A	8,271,043	26,616
	XD Inc.	3,955,036	26,322
[2]	Yadea Group Holdings Ltd.	16,666,488	26,226
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,690,624	26,041
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,130,646	25,926
*	HUTCHMED China Ltd.	7,248,983	25,908
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,710,136	25,386
	Wanhua Chemical Group Co. Ltd. Class A	2,920,583	25,241
	Shaanxi Coal Industry Co. Ltd. Class A	9,013,004	25,197
	Country Garden Services Holdings Co. Ltd.	30,435,942	25,165
[1]	Xinyi Solar Holdings Ltd.	64,913,252	25,129
	China Petroleum & Chemical Corp. Class A	30,014,436	25,049
	Dongyue Group Ltd.	18,875,811	24,949
*,1	Microport Scientific Corp.	13,706,039	24,774
	China National Nuclear Power Co. Ltd. Class A	19,101,931	24,395
	Haitian International Holdings Ltd.	8,972,058	24,321
	China Everbright Bank Co. Ltd. Class A	43,133,009	24,273
*,1	Damai Entertainment Holdings Ltd.	171,751,139	24,194
	Eoptolink Technology Inc. Ltd. Class A	924,121	24,059
	Autohome Inc. ADR	883,754	23,941
	China Conch Venture Holdings Ltd.	19,524,034	23,857
	Yangzijiang Financial Holding Ltd.	32,218,058	23,822
[1]	China Cinda Asset Management Co. Ltd. Class H	131,672,397	23,781
	Bank of Ningbo Co. Ltd. Class A	6,138,942	23,752
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,441,635	23,636
*	Hesai Group ADR	1,243,037	23,618
	Far East Horizon Ltd.	23,155,309	23,569
	Gree Electric Appliances Inc. of Zhuhai Class A	3,717,183	23,551

		Shares	Market Value ($000)
	CRRC Corp. Ltd. Class A	22,916,800	23,464
	Luzhou Laojiao Co. Ltd. Class A	1,369,461	23,366
	Anhui Gujing Distillery Co. Ltd. Class B	1,720,423	23,317
	Fufeng Group Ltd.	20,937,124	23,116
	China Oilfield Services Ltd. Class H	25,877,043	22,982
*,2	China Literature Ltd.	5,834,277	22,928
*,1	Sunac China Holdings Ltd.	114,734,000	22,743
	China Minsheng Banking Corp. Ltd. Class A	33,474,400	22,734
	Chinasoft International Ltd.	31,446,258	22,716
	NARI Technology Co. Ltd. Class A	7,468,718	22,705
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,912,978	22,509
	China Power International Development Ltd.	57,373,568	22,490
	Fosun International Ltd.	32,104,006	22,155
	Shenzhen Inovance Technology Co. Ltd. Class A	2,506,414	21,982
	RLX Technology Inc. ADR	9,595,757	21,974
	Zhejiang Expressway Co. Ltd. Class H	23,035,562	21,949
	Sany Heavy Industry Co. Ltd. Class A	7,874,465	21,797
	Jiangsu Expressway Co. Ltd. Class H	17,657,059	21,651
	China United Network Communications Ltd. Class A	29,082,900	21,632
	TravelSky Technology Ltd. Class H	13,541,068	21,529
	Uni-President China Holdings Ltd.	16,761,074	21,175
	China Everbright Bank Co. Ltd. Class H	44,749,762	21,029
	AviChina Industry & Technology Co. Ltd. Class H	35,149,655	20,777
	Baoshan Iron & Steel Co. Ltd. Class A	20,320,844	20,717
*,1	UBTech Robotics Corp. Ltd. Class H	1,817,700	20,644
[1,2]	Ping An Healthcare & Technology Co. Ltd.	13,012,835	20,405
	Haier Smart Home Co. Ltd. Class A	5,908,994	20,352
	China Communications Services Corp. Ltd. Class H	34,897,501	20,326
	SAIC Motor Corp. Ltd. Class A	8,510,172	20,271
	C&D International Investment Group Ltd.	9,925,833	20,025
*,1	China Vanke Co. Ltd. Class H	31,511,061	19,993
	Postal Savings Bank of China Co. Ltd. Class A	25,024,773	19,959
	Shenzhen International Holdings Ltd.	19,912,834	19,912
	China CSSC Holdings Ltd. Class A	4,160,864	19,830
	Hithink RoyalFlush Information Network Co. Ltd. Class A	500,031	19,623
*,2	Keymed Biosciences Inc.	2,513,791	19,559
	JOYY Inc. ADR	389,248	19,540
	Beijing Enterprises Water Group Ltd.	56,846,578	19,454
	OmniVision Integrated Circuits Group Inc.	1,133,841	19,017
	Dongfeng Motor Group Co. Ltd. Class H	31,412,225	18,901
[2]	CSC Financial Co. Ltd. Class H	11,793,945	18,851
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,673,789	18,833
	TCL Electronics Holdings Ltd.	14,526,213	18,813
	Bank of Shanghai Co. Ltd. Class A	13,171,060	18,724
	BOE Technology Group Co. Ltd. Class A	33,279,200	18,663
	Huatai Securities Co. Ltd. Class A	6,672,300	18,553
	Greentown China Holdings Ltd.	14,748,750	18,551
	New China Life Insurance Co. Ltd. Class A	1,960,391	18,139
	China Nonferrous Mining Corp. Ltd.	18,572,316	18,045
*,1,2	Remegen Co. Ltd. Class H	2,363,820	18,012
	ZTE Corp. Class A	3,776,164	17,944
[2]	China Resources Pharmaceutical Group Ltd.	25,420,203	17,752
	CMOC Group Ltd. Class A	14,277,830	17,702
	Bank of Beijing Co. Ltd. Class A	19,601,614	17,572
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,353,600	17,471
	China Jinmao Holdings Group Ltd.	95,215,558	17,325
*,1,2	East Buy Holding Ltd.	6,188,841	17,307
[1,2]	Simcere Pharmaceutical Group Ltd.	10,133,248	16,992
	Daqin Railway Co. Ltd. Class A	18,697,800	16,984
*,1,2	Tuhu Car Inc. Class A	6,624,200	16,968
	China Merchants Securities Co. Ltd. Class A	6,841,522	16,959
	Brilliance China Automotive Holdings Ltd.	42,086,000	16,788
	Zhongsheng Group Holdings Ltd.	9,948,397	16,734
[1]	Grand Pharmaceutical Group Ltd.	14,924,403	16,506
	China Reinsurance Group Corp. Class H	94,880,308	16,470
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,093,863	16,393
*,1	Air China Ltd. Class H	24,442,218	16,284
[1]	SF Holding Co. Ltd. Class H	2,924,600	16,259
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,657,382	16,247
	Eastroc Beverage Group Co. Ltd. Class A	413,940	16,180

		Shares	Market Value ($000)
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,681,924	16,140
	Sinopec Engineering Group Co. Ltd. Class H	20,734,326	16,099
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,992,576	15,937
	China Three Gorges Renewables Group Co. Ltd. Class A	26,454,200	15,921
	Advanced Micro-Fabrication Equipment Inc. China Class A	580,294	15,903
	GF Securities Co. Ltd. Class A	5,962,588	15,870
*,1	Qunabox Group Ltd.	1,112,696	15,859
	CSC Financial Co. Ltd. Class A	4,467,560	15,847
	Shenwan Hongyuan Group Co. Ltd. Class A	21,332,632	15,681
*	Shanghai Electric Group Co. Ltd. Class H	38,402,589	15,664
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	41,850,685	15,632
	Avary Holding Shenzhen Co. Ltd. Class A	2,127,113	15,590
	China Galaxy Securities Co. Ltd. Class A	6,533,519	15,578
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	558,756	15,460
	Huaxia Bank Co. Ltd. Class A	13,994,634	15,456
*	LONGi Green Energy Technology Co. Ltd. Class A	7,050,688	15,417
	Aier Eye Hospital Group Co. Ltd. Class A	8,654,484	15,415
	China Railway Group Ltd. Class A	19,473,700	15,392
	SDIC Power Holdings Co. Ltd. Class A	7,023,803	15,375
*,1,2	Luye Pharma Group Ltd.	27,909,039	15,271
[1]	Kingboard Laminates Holdings Ltd.	11,870,729	15,241
	Xtep International Holdings Ltd.	21,193,841	15,174
	Power Construction Corp. of China Ltd. Class A	15,938,502	15,110
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,540,543	15,060
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,087,700	15,036
	Sinotrans Ltd. Class H	26,899,079	14,917
	Wens Foodstuff Group Co. Ltd. Class A	6,183,288	14,855
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,878,109	14,838
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	15,815,124	14,833
	Lens Technology Co. Ltd. Class A	4,629,793	14,598
	AECC Aviation Power Co. Ltd. Class A	2,475,006	14,566
	Iflytek Co. Ltd. Class A	2,150,950	14,546
[2]	Topsports International Holdings Ltd.	35,408,479	14,285
	Focus Media Information Technology Co. Ltd. Class A	13,684,272	14,239
	Shanghai Baosight Software Co. Ltd. Class B	10,350,446	14,227
	Fuyao Glass Industry Group Co. Ltd. Class A	1,873,700	14,218
	China Zheshang Bank Co. Ltd. Class H	40,412,000	14,201
	Shanghai United Imaging Healthcare Co. Ltd. Class A	765,251	14,181
*,1,2	Jinxin Fertility Group Ltd.	32,854,015	13,956
	China CITIC Bank Corp. Ltd. Class A	12,230,277	13,925
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,027,500	13,921
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,785,650	13,876
	Shandong Gold Mining Co. Ltd. Class A	3,399,585	13,870
[1]	Hisense Home Appliances Group Co. Ltd. Class H	4,816,133	13,811
[1]	Guangzhou Automobile Group Co. Ltd. Class H	34,143,508	13,797
	China International Capital Corp. Ltd. Class A	2,732,049	13,713
	China Traditional Chinese Medicine Holdings Co. Ltd.	47,863,682	13,665
	Hello Group Inc. Class A ADR	1,658,658	13,651
[1]	Shanghai Conant Optical Co. Ltd. Class H	2,450,500	13,642
*	Daqo New Energy Corp. ADR	621,174	13,517
	Weichai Power Co. Ltd. Class A	6,436,500	13,512
*,1	Lifetech Scientific Corp.	52,064,619	13,487
[1,2]	China Merchants Securities Co. Ltd. Class H	6,517,825	13,474
	Chongqing Changan Automobile Co. Ltd. Class A	7,487,757	13,360
	Shengyi Technology Co. Ltd. Class A	2,251,700	13,355
*,1,2	Weimob Inc.	47,763,666	13,310
	FinVolution Group ADR	1,547,286	13,291
	Bank of Hangzhou Co. Ltd. Class A	5,894,104	13,139
*	iQIYI Inc. ADR	7,102,355	13,068
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,394,367	13,061
[1]	China Suntien Green Energy Corp. Ltd. Class H	24,250,313	12,955
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	517,352	12,856
	Yunnan Baiyao Group Co. Ltd. Class A	1,647,635	12,833
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,585,300	12,785
*	Lufax Holding Ltd. ADR	4,420,605	12,776
	China Overseas Property Holdings Ltd.	18,592,294	12,761
	XCMG Construction Machinery Co. Ltd. Class A	10,955,664	12,758
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,244,952	12,720
[1]	Yihai International Holding Ltd.	7,325,377	12,613
	Montage Technology Co. Ltd. Class A	1,066,635	12,558

		Shares	Market Value ($000)
*	Shanghai Electric Group Co. Ltd. Class A	11,589,335	12,549
	China Water Affairs Group Ltd.	15,921,909	12,493
*,1	Shanghai MicroPort MedBot Group Co. Ltd. Class H	4,480,000	12,451
	Huadian Power International Corp. Ltd. Class H	23,110,209	12,442
[1,2]	Orient Securities Co. Ltd. Class H	12,935,698	12,436
*	EHang Holdings Ltd. ADR	709,434	12,415
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,743,817	12,378
	Anhui Conch Cement Co. Ltd. Class A	3,778,400	12,360
*	Poly Developments & Holdings Group Co. Ltd. Class A	11,155,325	12,358
	Aluminum Corp. of China Ltd. Class A	12,017,800	12,357
	China Construction Bank Corp. Class A	9,414,101	12,312
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,916,466	12,307
*,2	Mobvista Inc.	10,792,000	12,284
	Shennan Circuits Co. Ltd. Class A	618,868	12,169
	COSCO SHIPPING Ports Ltd.	17,325,910	12,133
	Guangdong Haid Group Co. Ltd. Class A	1,543,258	12,105
[1,2]	Pharmaron Beijing Co. Ltd. Class H	4,196,870	12,095
[1]	China Everbright Ltd.	11,838,287	12,087
[1]	Yuexiu Property Co. Ltd.	20,480,657	12,044
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,663,100	12,017
	Weibo Corp. Class A	1,225,839	11,969
	Rongsheng Petrochemical Co. Ltd. Class A	9,383,864	11,905
*,1	Nine Dragons Paper Holdings Ltd.	21,705,711	11,903
	Greentown Service Group Co. Ltd.	19,538,059	11,896
*	Tongwei Co. Ltd. Class A	4,178,143	11,844
	Sungrow Power Supply Co. Ltd. Class A	1,181,471	11,793
	Seres Group Co. Ltd. Class A	669,600	11,770
	Eve Energy Co. Ltd. Class A	1,907,258	11,695
[1,2,3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,808,464	11,693
[1]	Mao Geping Cosmetics Co. Ltd. Class H	919,100	11,684
*	Air China Ltd. Class A	11,576,100	11,682
	Chongqing Changan Automobile Co. Ltd. Class B	21,569,799	11,619
[1]	China Tobacco International HK Co. Ltd.	2,737,123	11,464
*,1	Seazen Group Ltd.	35,840,348	11,425
	Shanghai Industrial Holdings Ltd.	6,126,014	11,420
	Kuang-Chi Technologies Co. Ltd. Class A	2,001,900	11,341
*	DPC Dash Ltd.	1,050,200	11,335
*	China Southern Airlines Co. Ltd. Class H	24,504,505	11,277
*	Newborn Town Inc.	8,306,747	11,208
	People's Insurance Co. Group of China Ltd. Class A	9,825,299	11,153
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	11,136
[1]	Dongfang Electric Corp. Ltd. Class H	4,726,700	11,093
	China Energy Engineering Corp. Ltd. Class A	30,615,038	11,012
	China Energy Engineering Corp. Ltd. Class H	66,436,185	10,974
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,198,480	10,971
	Shanghai Rural Commercial Bank Co. Ltd. Class A	8,657,220	10,934
	Hengli Petrochemical Co. Ltd. Class A	5,091,020	10,919
[1]	Shoucheng Holdings Ltd.	46,300,332	10,915
	Orient Securities Co. Ltd. Class A	6,967,515	10,875
	Consun Pharmaceutical Group Ltd.	6,195,994	10,868
	Victory Giant Technology Huizhou Co. Ltd. Class A	409,462	10,851
	TCL Technology Group Corp. Class A	17,467,140	10,666
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	10,666
	IEIT Systems Co. Ltd. Class A	1,376,652	10,627
[2]	China Railway Signal & Communication Corp. Ltd. Class H	24,227,444	10,591
	Suzhou TFC Optical Communication Co. Ltd. Class A	721,596	10,501
	GD Power Development Co. Ltd. Class A	16,492,670	10,496
	China International Marine Containers Group Co. Ltd. Class H	9,732,316	10,453
[2]	Genertec Universal Medical Group Co. Ltd.	12,734,925	10,425
	GigaDevice Semiconductor Inc. Class A	619,961	10,397
	LexinFintech Holdings Ltd. ADR	1,631,401	10,392
	Livzon Pharmaceutical Group Inc. Class H	2,155,705	10,319
	GoerTek Inc. Class A	3,246,086	10,315
	China Datang Corp. Renewable Power Co. Ltd. Class H	35,110,753	10,285
	Ningbo Tuopu Group Co. Ltd. Class A	1,615,161	10,271
	Shanghai International Airport Co. Ltd. Class A	2,287,836	10,221
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	24,472,800	10,221
	Shougang Fushan Resources Group Ltd.	27,762,840	10,193
	360 Security Technology Inc. Class A	6,488,691	10,172
*	Beijing Capital International Airport Co. Ltd. Class H	26,026,191	10,105

		Shares	Market Value ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,364,400	10,105
	Guosen Securities Co. Ltd. Class A	5,486,852	10,098
	Bank of Chengdu Co. Ltd. Class A	3,928,227	10,079
*,2	Legend Holdings Corp. Class H	7,936,853	10,069
	Huadong Medicine Co. Ltd. Class A	1,620,263	9,985
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,448,990	9,984
*	ANE Cayman Inc.	9,534,000	9,895
	Lonking Holdings Ltd.	29,237,798	9,868
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	59,403,035	9,827
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	6,304,528	9,827
	Goldwind Science & Technology Co. Ltd. Class H	11,049,663	9,809
	Onewo Inc. Class H	3,430,900	9,795
	Datang International Power Generation Co. Ltd. Class H	38,844,302	9,792
	Sichuan Chuantou Energy Co. Ltd. Class A	4,512,676	9,779
*	China Eastern Airlines Corp. Ltd. Class A	18,563,510	9,769
	Poly Property Services Co. Ltd. Class H	2,198,372	9,757
*	China Southern Airlines Co. Ltd. Class A	12,388,900	9,748
	JinkoSolar Holding Co. Ltd. ADR	444,099	9,744
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,579,275	9,667
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,813,603	9,631
[1]	Gushengtang Holdings Ltd.	2,107,696	9,603
	China Zheshang Bank Co. Ltd. Class A	20,253,530	9,538
	Zhejiang Juhua Co. Ltd. Class A	2,503,746	9,288
	Yankuang Energy Group Co. Ltd. Class A	5,301,855	9,286
	Anhui Expressway Co. Ltd. Class H	5,923,025	9,242
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	214,916	9,163
	Everbright Securities Co. Ltd. Class A	3,623,200	9,137
	CNPC Capital Co. Ltd. Class A	7,596,657	9,111
	Unisplendour Corp. Ltd. Class A	2,658,247	9,090
	Q Technology Group Co. Ltd.	6,026,379	9,084
*	COFCO Joycome Foods Ltd.	40,656,541	9,030
	Zhejiang NHU Co. Ltd. Class A	2,896,420	9,008
*,1	China Eastern Airlines Corp. Ltd. Class H	24,939,864	8,986
	Zhongjin Gold Corp. Ltd. Class A	4,492,985	8,939
	Harbin Electric Co. Ltd. Class H	9,363,020	8,926
	TBEA Co. Ltd. Class A	4,685,399	8,792
	Metallurgical Corp. of China Ltd. Class H	40,514,697	8,771
	Great Wall Motor Co. Ltd. Class A	2,920,964	8,764
	Rockchip Electronics Co. Ltd. Class A	389,286	8,730
	Founder Securities Co. Ltd. Class A	7,751,570	8,724
	Hundsun Technologies Inc. Class A	1,741,351	8,721
*,2	Alphamab Oncology	6,827,959	8,652
	Tianli International Holdings Ltd.	17,273,057	8,628
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,737,906	8,617
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,237,099	8,585
[1]	Fu Shou Yuan International Group Ltd.	18,577,420	8,538
	Anker Innovations Technology Co. Ltd. Class A	493,420	8,472
	Satellite Chemical Co. Ltd. Class A	3,124,848	8,447
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,129,280	8,447
*	ZEEKR Intelligent Technology Holding Ltd. ADR	298,662	8,434
	Huaneng Power International Inc. Class A	8,219,076	8,370
*,2,3	New Horizon Health Ltd.	4,645,117	8,367
[1,2]	Blue Moon Group Holdings Ltd.	17,162,272	8,270
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,256,472	8,268
	Bank of Nanjing Co. Ltd. Class A	5,164,648	8,238
*	Hainan Airlines Holding Co. Ltd. Class A	39,978,922	8,215
[1]	Tianneng Power International Ltd.	9,507,375	8,213
*	Dongfang Electric Corp. Ltd. Class A	2,924,100	8,192
[1]	PAX Global Technology Ltd.	9,405,609	8,148
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,773,850	8,144
	JCET Group Co. Ltd. Class A	1,672,081	8,120
	Lingyi iTech Guangdong Co. Class A	6,510,900	8,096
[1,2]	AsiaInfo Technologies Ltd.	5,607,627	8,094
	Sanan Optoelectronics Co. Ltd. Class A	4,634,981	8,037
	China Lesso Group Holdings Ltd.	13,495,416	8,030
[2]	Qingdao Port International Co. Ltd. Class H	9,635,832	8,011
	Bank of Chongqing Co. Ltd. Class H	8,101,546	7,994
*	China Vanke Co. Ltd. Class A	8,919,138	7,971
	Ganfeng Lithium Group Co. Ltd. Class A	1,594,551	7,962
	Shenzhen Kinwong Electronic Co. Ltd. Class A	863,660	7,944

		Shares	Market Value ($000)
*,1	Tianqi Lithium Corp. Class H	1,765,200	7,935
*	Canadian Solar Inc.	687,987	7,905
	Sieyuan Electric Co. Ltd. Class A	721,300	7,810
[2]	China East Education Holdings Ltd.	7,542,127	7,809
	Sinofert Holdings Ltd.	43,226,198	7,806
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,476,031	7,741
[1]	Flat Glass Group Co. Ltd. Class H	5,946,777	7,713
	China Coal Energy Co. Ltd. Class A	4,700,254	7,710
	Empyrean Technology Co. Ltd. Class A	502,083	7,652
*	Tianqi Lithium Corp. Class A	1,444,090	7,651
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	792,622	7,636
	Towngas Smart Energy Co. Ltd.	15,011,733	7,624
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,143,526	7,616
	China Resources Microelectronics Ltd. Class A	1,169,690	7,558
	China Resources Building Materials Technology Holdings Ltd.	30,835,498	7,521
	Guolian Minsheng Securities Co. Ltd. Class A	4,825,500	7,506
[1,2]	ZJLD Group Inc.	8,783,600	7,490
	China Tourism Group Duty Free Corp. Ltd. Class A	829,192	7,473
	Beijing Enlight Media Co. Ltd. Class A	2,715,180	7,444
	Beijing Kingsoft Office Software Inc. Class A	170,099	7,385
*,1,2	CALB Group Co. Ltd. Class H	2,946,800	7,368
	CIMC Enric Holdings Ltd.	8,618,208	7,353
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,207,173	7,347
	Anhui Gujing Distillery Co. Ltd. Class A	383,337	7,334
	Sun Art Retail Group Ltd.	27,792,328	7,326
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	7,321
*	Vnet Group Inc. ADR	879,267	7,307
	COSCO SHIPPING Development Co. Ltd. Class H	49,059,512	7,305
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,266
	Metallurgical Corp. of China Ltd. Class A	17,262,194	7,260
	Huizhou Desay Sv Automotive Co. Ltd. Class A	514,419	7,242
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,735,767	7,240
	Imeik Technology Development Co. Ltd. Class A	280,660	7,216
	Shenzhen Expressway Corp. Ltd. Class H	8,382,965	7,214
[1]	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	7,209
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,103,054	7,190
[1]	West China Cement Ltd.	28,002,756	7,142
*,2	Evergrande Property Services Group Ltd.	73,964,500	7,141
*,2	BAIC Motor Corp. Ltd. Class H	26,130,954	7,138
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,027,727	7,123
	Yutong Bus Co. Ltd. Class A	2,050,400	7,096
	Huayu Automotive Systems Co. Ltd. Class A	2,899,605	7,070
	Industrial Securities Co. Ltd. Class A	7,826,910	7,064
*	Hopson Development Holdings Ltd.	14,642,216	7,050
	Sinopec Kantons Holdings Ltd.	12,206,714	7,014
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,156,994	6,980
*,2	CanSino Biologics Inc. Class H	1,224,302	6,950
	Wasion Holdings Ltd.	6,384,000	6,935
	Zheshang Securities Co. Ltd. Class A	4,388,661	6,918
*	FIH Mobile Ltd.	3,877,856	6,913
*	Yonyou Network Technology Co. Ltd. Class A	3,148,985	6,907
	Shanghai Baosight Software Co. Ltd. Class A	2,010,852	6,896
	Yunnan Aluminium Co. Ltd. Class A	3,192,900	6,878
	Zhejiang Dahua Technology Co. Ltd. Class A	3,045,493	6,868
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	6,857
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,209,936	6,850
*,1,2	Yidu Tech Inc.	8,341,195	6,835
*	Beijing Compass Technology Development Co. Ltd. Class A	555,805	6,825
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,598,178	6,797
[2]	AK Medical Holdings Ltd.	7,767,497	6,773
	Gotion High-tech Co. Ltd. Class A	1,665,900	6,754
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	6,753
*	Jinko Solar Co. Ltd. Class A	9,281,961	6,733
	Isoftstone Information Technology Group Co. Ltd. Class A	885,478	6,730
	SSY Group Ltd.	16,942,411	6,724
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,540,261	6,700
[1]	China Resources Beverage Holdings Co. Ltd.	4,605,200	6,699
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,659
	Spring Airlines Co. Ltd. Class A	915,500	6,642
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,416,720	6,608

		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class A	6,994,300	6,590
	JNBY Design Ltd.	2,771,664	6,563
*	National Silicon Industry Group Co. Ltd. Class A	2,545,348	6,558
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	474,687	6,524
	Huagong Tech Co. Ltd. Class A	932,500	6,521
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,955,346	6,508
*	Loongson Technology Corp. Ltd. Class A	357,643	6,501
	Huaqin Technology Co. Ltd. Class A	569,600	6,500
	YTO Express Group Co. Ltd. Class A	3,178,645	6,499
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	797,235	6,477
	Tsingtao Brewery Co. Ltd. Class A	683,758	6,444
	Shanjin International Gold Co. Ltd. Class A	2,571,518	6,434
	China BlueChemical Ltd. Class H	23,323,366	6,433
	Sichuan Road & Bridge Group Co. Ltd. Class A	5,570,370	6,429
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	546,944	6,403
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,426,600	6,374
*	Gaotu Techedu Inc. ADR	1,806,165	6,358
	Huaneng Lancang River Hydropower Inc. Class A	4,913,400	6,343
*	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	6,326
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	6,317
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,156,269	6,313
	China Merchants Energy Shipping Co. Ltd. Class A	7,506,900	6,311
	Haisco Pharmaceutical Group Co. Ltd. Class A	815,763	6,298
	China Resources Medical Holdings Co. Ltd.	11,127,418	6,294
*	China Greatwall Technology Group Co. Ltd. Class A	3,005,400	6,291
	Jiangxi Copper Co. Ltd. Class A	2,017,401	6,285
	Beijing Tong Ren Tang Co. Ltd. Class A	1,255,334	6,278
	China Jushi Co. Ltd. Class A	3,643,388	6,264
*	China National Chemical Engineering Co. Ltd. Class A	5,645,843	6,262
	Tong Ren Tang Technologies Co. Ltd. Class H	9,260,777	6,210
	Zhejiang Chint Electrics Co. Ltd. Class A	1,967,302	6,207
	Zangge Mining Co. Ltd. Class A	969,879	6,183
	Giant Network Group Co. Ltd. Class A	1,873,300	6,163
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	6,142
	Piotech Inc. Class A	260,010	6,137
	SooChow Securities Co. Ltd. Class A	4,608,877	6,112
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,178,200	6,107
*,1,2	Haichang Ocean Park Holdings Ltd.	60,737,070	6,051
	SDIC Capital Co. Ltd. Class A	5,743,800	6,024
	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	5,997
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,293,800	5,980
	Huadian Power International Corp. Ltd. Class A	8,093,872	5,965
*	Angang Steel Co. Ltd. Class H	20,809,121	5,950
	Ningbo Deye Technology Co. Ltd. Class A	836,376	5,932
*	Tianfeng Securities Co. Ltd. Class A	8,053,000	5,930
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	5,921
[1]	Lee & Man Paper Manufacturing Ltd.	17,867,016	5,920
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	5,919
	Goneo Group Co. Ltd. Class A	903,073	5,912
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	5,895
	Wingtech Technology Co. Ltd. Class A	1,148,846	5,891
	Sichuan Changhong Electric Co. Ltd. Class A	4,293,700	5,883
	CGN Power Co. Ltd. Class A	11,502,100	5,879
	Yunnan Yuntianhua Co. Ltd. Class A	1,716,173	5,872
*,1	XXF Group Holdings Ltd.	7,375,000	5,862
	Ecovacs Robotics Co. Ltd. Class A	530,240	5,859
*,1	Fenbi Ltd.	13,861,000	5,850
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,089,279	5,831
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,692,835	5,827
	Sangfor Technologies Inc. Class A	389,394	5,818
[1,2]	Maoyan Entertainment	5,856,777	5,807
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	5,797
	China Overseas Grand Oceans Group Ltd.	23,460,402	5,790
	Beijing Roborock Technology Co. Ltd. Class A	241,010	5,783
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,134,686	5,778
*	China Rare Earth Resources & Technology Co. Ltd. Class A	982,400	5,777
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,606,815	5,771
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,789,900	5,769
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,885,406	5,731
*	Kunlun Tech Co. Ltd. Class A	1,144,945	5,698

		Shares	Market Value ($000)
*	Talkweb Information System Co. Ltd. Class A	1,265,783	5,693
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,767,667	5,689
	Beijing New Building Materials plc Class A	1,568,735	5,682
*,1,2	Ocumension Therapeutics	4,319,827	5,649
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	5,634
[1,2]	Everbright Securities Co. Ltd. Class H	4,217,632	5,618
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	728,493	5,616
	Nexchip Semiconductor Corp. Class A	1,857,495	5,606
	SG Micro Corp. Class A	565,431	5,586
	Poly Property Group Co. Ltd.	28,207,730	5,561
	New Hope Liuhe Co. Ltd. Class A	4,162,287	5,555
*	Jiangsu Hoperun Software Co. Ltd. Class A	756,000	5,549
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	5,527
	TongFu Microelectronics Co. Ltd. Class A	1,417,502	5,522
[1]	Huaxin Cement Co. Ltd. Class H	3,366,672	5,517
	Changchun High-Tech Industry Group Co. Ltd. Class A	375,873	5,497
*	CCOOP Group Co. Ltd. Class A	17,138,700	5,484
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,546,728	5,483
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	932,800	5,457
[1,2]	Angelalign Technology Inc.	728,878	5,453
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	5,444
	Sailun Group Co. Ltd. Class A	3,043,343	5,441
*,1	Skyworth Group Ltd.	13,836,344	5,439
	Shenzhen Envicool Technology Co. Ltd. Class A	974,061	5,426
	Tianshan Aluminum Group Co. Ltd. Class A	4,283,327	5,415
	Yealink Network Technology Corp. Ltd. Class A	1,163,005	5,407
	Zhongtai Securities Co. Ltd. Class A	5,807,155	5,379
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,995,688	5,377
	Sunwoda Electronic Co. Ltd. Class A	1,788,704	5,335
	Hoshine Silicon Industry Co. Ltd. Class A	724,780	5,298
	Changjiang Securities Co. Ltd. Class A	5,169,432	5,283
	Accelink Technologies Co. Ltd. Class A	735,000	5,283
[1,2]	Medlive Technology Co. Ltd.	2,590,000	5,280
	Sunshine Insurance Group Co. Ltd. Class H	10,612,184	5,267
	BOC International China Co. Ltd. Class A	2,489,600	5,261
	Ming Yuan Cloud Group Holdings Ltd.	12,860,192	5,260
[1,3]	Kangji Medical Holdings Ltd.	4,855,782	5,258
	Sichuan Expressway Co. Ltd. Class H	8,741,253	5,252
	Mango Excellent Media Co. Ltd. Class A	1,712,999	5,234
	China Education Group Holdings Ltd.	14,806,248	5,222
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,128,000	5,219
	GalaxyCore Inc. Class A	2,460,636	5,217
*,2	China Bohai Bank Co. Ltd. Class H	39,574,927	5,194
	Bestechnic Shanghai Co. Ltd. Class A	156,004	5,194
*	Maanshan Iron & Steel Co. Ltd. Class H	18,654,000	5,174
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,711,716	5,166
[1,2]	Linklogis Inc. Class B	18,410,293	5,157
	APT Medical Inc. Class A	130,024	5,133
[1]	Zhongyu Energy Holdings Ltd.	10,453,677	5,128
	LB Group Co. Ltd. Class A	2,159,900	5,109
*	China National Software & Service Co. Ltd. Class A	778,298	5,108
	Maxscend Microelectronics Co. Ltd. Class A	495,605	5,103
	Western Mining Co. Ltd. Class A	2,200,367	5,097
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,276,460	5,088
	Shenergy Co. Ltd. Class A	4,480,900	5,086
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,825,744	5,080
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	938,573	5,071
	Bank of Changsha Co. Ltd. Class A	3,692,300	5,068
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,162,407	5,054
	Datang International Power Generation Co. Ltd. Class A	10,683,311	5,052
	Hengtong Optic-electric Co. Ltd. Class A	2,276,760	5,031
	Hwatsing Technology Co. Ltd. Class A	328,163	5,021
[1]	Central China Securities Co. Ltd. Class H	14,369,093	5,014
[1]	China Yongda Automobiles Services Holdings Ltd.	17,542,260	4,997
	Kingnet Network Co. Ltd. Class A	1,960,100	4,988
	CGN New Energy Holdings Co. Ltd.	16,035,506	4,986
	Glarun Technology Co. Ltd. Class A	1,186,100	4,985
[1]	First Tractor Co. Ltd. Class H	5,514,714	4,978
[1]	China Risun Group Ltd.	16,527,094	4,978
	Hunan Valin Steel Co. Ltd. Class A	6,331,440	4,975

		Shares	Market Value ($000)
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,974
*	ApicHope Pharmaceutical Group Co. Ltd.	463,900	4,973
	Hangzhou First Applied Material Co. Ltd. Class A	2,425,889	4,923
*	Chongqing Qianli Technology Co. Ltd. Class A	4,315,000	4,911
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,544,100	4,911
	Bank of Suzhou Co. Ltd. Class A	4,119,080	4,886
	Shandong Sun Paper Industry JSC Ltd. Class A	2,526,300	4,885
[2]	Sunac Services Holdings Ltd.	21,362,708	4,867
	Shenghe Resources Holding Co. Ltd. Class A	1,608,700	4,856
	NetDragon Websoft Holdings Ltd.	3,514,629	4,854
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	266,398	4,851
	Asymchem Laboratories Tianjin Co. Ltd. Class A	305,296	4,844
	China Railway Signal & Communication Corp. Ltd. Class A	6,576,790	4,828
*	ASR Microelectronics Co. Ltd. Class A	394,539	4,822
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,288,916	4,809
	Xiamen Tungsten Co. Ltd. Class A	1,491,991	4,807
*,1	Yeahka Ltd.	2,693,772	4,806
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	843,737	4,799
*	OFILM Group Co. Ltd. Class A	3,062,214	4,791
	SUPCON Technology Co. Ltd. Class A	723,267	4,791
	Zhejiang Cfmoto Power Co. Ltd. Class A	154,200	4,785
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,485,286	4,783
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,968,024	4,783
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,793,640	4,777
	Hangzhou GreatStar Industrial Co. Ltd.	1,108,000	4,772
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	457,775	4,749
	Guangshen Railway Co. Ltd. Class H	18,989,193	4,735
	Western Securities Co. Ltd. Class A	4,066,144	4,725
*	Jinduicheng Molybdenum Co. Ltd. Class A	2,640,400	4,717
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,217,425	4,706
*	JA Solar Technology Co. Ltd. Class A	3,063,794	4,699
*,3	Quzhou Xin'an Development Co. Ltd. Class A	8,291,900	4,697
	Huafon Chemical Co. Ltd. Class A	4,489,105	4,677
	Shengyi Electronics Co. Ltd. Class A	634,720	4,660
	Yuexiu Transport Infrastructure Ltd.	9,592,245	4,658
	Caitong Securities Co. Ltd. Class A	4,129,990	4,638
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	195,700	4,636
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,013,100	4,634
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,766,452	4,624
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	4,612
	Shui On Land Ltd.	47,198,378	4,611
	Youngor Fashion Co. Ltd. Class A	4,510,400	4,603
	Wolong Electric Group Co. Ltd. Class A	1,451,040	4,590
	Dongxing Securities Co. Ltd. Class A	2,967,222	4,587
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,278,000	4,577
*	United Nova Technology Co. Ltd. Class A	6,526,755	4,557
	Shenzhen Transsion Holdings Co. Ltd. Class A	429,571	4,538
	Shenzhen Megmeet Electrical Co. Ltd. Class A	550,425	4,526
[1,2]	Jiumaojiu International Holdings Ltd.	12,535,535	4,520
	Humanwell Healthcare Group Co. Ltd. Class A	1,493,200	4,519
	Western Superconducting Technologies Co. Ltd. Class A	596,930	4,517
	Guanghui Energy Co. Ltd. Class A	5,999,300	4,512
	Beijing Yanjing Brewery Co. Ltd. Class A	2,598,810	4,485
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,955,300	4,482
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	924,130	4,474
*	AVIC Chengdu UAS Co. Ltd. Class A	536,273	4,452
*,1	Xinte Energy Co. Ltd. Class H	5,262,205	4,450
	Zhejiang Longsheng Group Co. Ltd. Class A	3,025,505	4,447
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,500	4,442
[2]	Joinn Laboratories China Co. Ltd. Class H	1,461,958	4,441
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	552,083	4,440
*	Cathay Biotech Inc. Class A	662,190	4,418
	Shenzhen Goodix Technology Co. Ltd. Class A	430,100	4,415
[1]	Tiangong International Co. Ltd.	17,161,510	4,414
	Goldwind Science & Technology Co. Ltd. Class A	3,287,733	4,401
*	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	4,379
*	ACM Research Shanghai Inc. Class A	252,944	4,378
	China Great Wall Securities Co. Ltd. Class A	3,576,300	4,374
*	Seazen Holdings Co. Ltd. Class A	2,156,235	4,367
	First Capital Securities Co. Ltd. Class A	4,252,600	4,364

		Shares	Market Value ($000)
	Health & Happiness H&H International Holdings Ltd.	2,977,807	4,341
[1]	Xinyi Energy Holdings Ltd.	27,423,177	4,341
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	256,530	4,341
*	Trina Solar Co. Ltd. Class A	2,015,997	4,335
*,1,2	Bairong Inc. Class B	3,887,000	4,332
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	652,335	4,330
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	262,960	4,327
	China XD Electric Co. Ltd. Class A	4,743,383	4,315
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	4,303
	Yuexiu REIT	37,954,986	4,300
*	Ninestar Corp. Class A	1,316,464	4,298
*	Dosilicon Co. Ltd. Class A	478,222	4,286
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	4,280
	Sinolink Securities Co. Ltd. Class A	3,319,500	4,277
*	Sohu.com Ltd. ADR	274,107	4,260
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,940,433	4,257
	BOE Technology Group Co. Ltd. Class B	12,351,229	4,238
[2]	Zhou Hei Ya International Holdings Co. Ltd.	12,069,252	4,232
	All Winner Technology Co. Ltd. Class A	766,079	4,229
	GEM Co. Ltd. Class A	4,722,320	4,225
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	4,214
	Huaibei Mining Holdings Co. Ltd. Class A	2,469,766	4,214
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,715,775	4,202
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	4,200
	Jiangsu Financial Leasing Co. Ltd. Class A	5,225,887	4,198
	Ningbo Orient Wires & Cables Co. Ltd. Class A	637,700	4,195
	GRG Banking Equipment Co. Ltd. Class A	2,283,743	4,192
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,814,383	4,188
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,186
*	Shanghai Stonehill Technology Co. Ltd. Class A	5,248,921	4,183
	Guangzhou Haige Communications Group Inc. Co. Class A	2,277,259	4,182
	CSI Solar Co. Ltd. Class A	3,373,445	4,181
	Tianshui Huatian Technology Co. Ltd. Class A	2,998,345	4,164
	HLA Group Corp. Ltd. Class A	4,398,863	4,163
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	4,156
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	11,697,070	4,156
	AVICOPTER plc Class A	755,891	4,154
	Newland Digital Technology Co. Ltd. Class A	1,003,597	4,152
	Guangzhou Automobile Group Co. Ltd. Class A	3,962,485	4,148
	CSG Holding Co. Ltd. Class B	17,537,213	4,147
	Ingenic Semiconductor Co. Ltd. Class A	448,646	4,141
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,106,400	4,140
[1]	China Modern Dairy Holdings Ltd.	27,371,317	4,134
	Nanjing Securities Co. Ltd. Class A	3,613,900	4,128
	China Foods Ltd.	9,888,706	4,118
	Huaan Securities Co. Ltd. Class A	4,896,093	4,115
	Shanghai Huace Navigation Technology Ltd. Class A	841,008	4,115
*	Biwin Storage Technology Co. Ltd. Class A	467,728	4,111
	Digital China Group Co. Ltd. Class A	715,600	4,103
[1,2]	A-Living Smart City Services Co. Ltd. Class H	10,915,289	4,102
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	4,100
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	920,400	4,099
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	264,436	4,094
	Capital Securities Co. Ltd. Class A	1,477,800	4,094
	Geovis Technology Co. Ltd. Class A	809,034	4,093
	Qilu Bank Co. Ltd. Class A	4,878,185	4,085
	Flat Glass Group Co. Ltd. Class A	1,809,326	4,082
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,306,600	4,078
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	4,069
	Cinda Securities Co. Ltd. Class A	1,796,700	4,066
	Wintime Energy Group Co. Ltd. Class A	20,473,100	4,060
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	4,023
[1]	Chervon Holdings Ltd.	1,754,800	4,020
	JL Mag Rare-Earth Co. Ltd. Class A	1,058,853	4,018
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	4,003
*	Shanghai DZH Ltd. Class A	2,188,438	3,991
	Shenzhen Longsys Electronics Co. Ltd. Class A	322,315	3,975
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	3,974
*	QuantumCTek Co. Ltd. Class A	104,500	3,967
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,955

		Shares	Market Value ($000)
	CNGR Advanced Material Co. Ltd. Class A	845,058	3,951
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,849,833	3,947
	COFCO Capital Holdings Co. Ltd. Class A	2,321,784	3,942
	Livzon Pharmaceutical Group Inc. Class A	673,643	3,926
*,1	Shenzhen Investment Ltd.	34,333,328	3,925
*	Skyverse Technology Co. Ltd. Class A	322,438	3,921
*	Xiangcai Co. Ltd. Class A	2,595,542	3,919
*	Amlogic Shanghai Co. Ltd. Class A	391,485	3,918
	BOE Varitronix Ltd.	5,182,854	3,907
	Hualan Biological Engineering Inc. Class A	1,694,155	3,902
*	North Industries Group Red Arrow Co. Ltd. Class A	1,281,200	3,877
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,869
	China Oilfield Services Ltd. Class A	1,997,090	3,864
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,152,304	3,863
	Hangcha Group Co. Ltd. Class A	1,314,201	3,858
*	Hangzhou Iron & Steel Co. Class A	3,122,500	3,848
	Xiamen C & D Inc. Class A	2,711,800	3,821
	Shenzhen Kedali Industry Co. Ltd. Class A	252,005	3,821
	Ningbo Zhoushan Port Co. Ltd. Class A	7,581,846	3,820
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	244,980	3,818
*	BeOne Medicines Ltd. Class A	116,406	3,817
*	Kangmei Pharmaceutical Co. Ltd. Class A	13,267,000	3,816
[1]	Concord New Energy Group Ltd.	71,940,075	3,809
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	3,808
	Guangdong Hongda Holdings Group Co. Ltd. Class A	749,300	3,802
	DHC Software Co. Ltd. Class A	2,955,700	3,798
*	Canaan Inc. ADR	5,493,425	3,793
	JCHX Mining Management Co. Ltd. Class A	577,834	3,790
	Angel Yeast Co. Ltd. Class A	794,100	3,786
	Raytron Technology Co. Ltd. Class A	416,759	3,781
*	Guosheng Financial Holding Inc. Class A	1,783,600	3,774
	Tongkun Group Co. Ltd. Class A	2,192,760	3,769
*	Hisense Visual Technology Co. Ltd. Class A	1,189,200	3,753
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	3,744
	Yunnan Tin Co. Ltd. Class A	1,512,373	3,738
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	3,738
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,289,283	3,726
	INESA Intelligent Tech Inc. Class B	4,838,246	3,716
*	Founder Technology Group Corp. Class A	4,395,200	3,714
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,442,850	3,711
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	3,710
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,715,148	3,706
	Sharetronic Data Technology Co. Ltd. Class A	347,480	3,705
*	Shenzhen Infogem Technologies Co. Ltd. Class A	648,800	3,691
*	MGI Tech Co. Ltd. Class A	386,492	3,685
	AIMA Technology Group Co. Ltd. Class A	764,994	3,679
	RoboTechnik Intelligent Technology Co. Ltd. Class A	147,600	3,677
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	3,672
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,388,050	3,670
	Shanghai M&G Stationery Inc. Class A	856,900	3,664
	Anhui XDLK Microsystem Corp. Ltd. Class A	410,081	3,657
*	Tibet Tianlu Co. Ltd. Class A	1,376,050	3,652
*	Sichuan Huafeng Technology Co. Ltd. Class A	460,731	3,651
	Hubei Dinglong Co. Ltd. Class A	927,300	3,647
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	600,472	3,640
	Southwest Securities Co. Ltd. Class A	5,775,609	3,635
	Hunan Gold Corp. Ltd. Class A	1,469,546	3,624
	T&S Communications Co. Ltd. Class A	229,500	3,621
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	180,400	3,618
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,609
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,608
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,606
*	Yunnan Energy New Material Co. Ltd. Class A	878,030	3,601
	Oppein Home Group Inc. Class A	502,089	3,594
	COSCO SHIPPING Development Co. Ltd. Class A	10,383,472	3,589
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,518,961	3,584
	Anhui Yingjia Distillery Co. Ltd. Class A	627,454	3,574
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,572
	Espressif Systems Shanghai Co. Ltd. Class A	159,236	3,571
*	Sinocelltech Group Ltd. Class A	342,966	3,560

		Shares	Market Value ($000)
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	507,907	3,557
	Yunnan Copper Co. Ltd. Class A	1,980,800	3,555
	Perfect World Co. Ltd. Class A	1,756,750	3,546
	Nanjing Iron & Steel Co. Ltd. Class A	5,616,646	3,546
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	588,500	3,539
	EverProX Technologies Co. Ltd. Class A	296,300	3,532
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,654,200	3,529
[1]	China Oriental Group Co. Ltd.	14,683,391	3,527
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,525
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	169,374	3,517
	Guangdong Electric Power Development Co. Ltd. Class B	14,620,512	3,516
*	Pacific Securities Co. Ltd. Class A	6,302,199	3,511
	Skshu Paint Co. Ltd. Class A	659,896	3,510
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	3,509
	Zhejiang Yinlun Machinery Co. Ltd. Class A	873,335	3,506
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	847,861	3,501
	Fujian Funeng Co. Ltd. Class A	2,665,434	3,499
	Juneyao Airlines Co. Ltd. Class A	2,052,352	3,486
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	566,840	3,478
	Hongta Securities Co. Ltd. Class A	2,886,800	3,471
	Sealand Securities Co. Ltd. Class A	5,956,200	3,470
	Shenzhen Huaqiang Industry Co. Ltd. Class A	967,730	3,469
*,1	Adicon Holdings Ltd.	3,632,727	3,451
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,443
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,442
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	634,100	3,442
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,001,400	3,440
	Thunder Software Technology Co. Ltd. Class A	423,828	3,439
	Shanghai Belling Co. Ltd. Class A	726,100	3,435
	Sinomine Resource Group Co. Ltd. Class A	683,675	3,431
	Betta Pharmaceuticals Co. Ltd. Class A	384,100	3,429
	Wangsu Science & Technology Co. Ltd. Class A	2,263,300	3,422
[1]	BBMG Corp. Class H	33,228,454	3,419
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,329,485	3,418
	Loncin Motor Co. Ltd. Class A	2,044,600	3,414
	CNOOC Energy Technology & Services Ltd. Class A	6,050,400	3,408
*,1	Sinopec Oilfield Service Corp. Class H	33,808,792	3,407
*	Siasun Robot & Automation Co. Ltd. Class A	1,453,840	3,406
	Heilongjiang Agriculture Co. Ltd. Class A	1,633,800	3,400
	Jiangsu Yangnong Chemical Co. Ltd. Class A	370,810	3,396
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,236,901	3,392
	Olympic Circuit Technology Co. Ltd. Class A	720,500	3,386
	Chongqing Brewery Co. Ltd. Class A	440,789	3,383
*	Yanlord Land Group Ltd.	7,615,792	3,378
	Sunresin New Materials Co. Ltd. Class A	470,442	3,378
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,083,980	3,376
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,532,600	3,375
	China Zhenhua Group Science & Technology Co. Ltd. Class A	511,500	3,374
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,373
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	3,361
	Huali Industrial Group Co. Ltd. Class A	463,544	3,356
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,992,700	3,354
	Jiangsu Yoke Technology Co. Ltd. Class A	437,400	3,346
	Leader Harmonious Drive Systems Co. Ltd. Class A	185,261	3,327
	Leo Group Co. Ltd. Class A	6,242,000	3,321
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	3,305
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	7,149,300	3,305
	Winning Health Technology Group Co. Ltd. Class A	2,194,530	3,304
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	3,301
	Ningbo Joyson Electronic Corp. Class A	1,301,400	3,301
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	3,300
	Hesteel Co. Ltd. Class A	9,894,043	3,295
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,291
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,287
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,285
*	Hua Hong Semiconductor Ltd. Class A	394,106	3,278
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,277
*	SICC Co. Ltd. Class A	398,717	3,268
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,682,481	3,266
*	DingDong Cayman Ltd. ADR	1,547,574	3,250

		Shares	Market Value ($000)
	Beijing Jingneng Power Co. Ltd. Class A	5,496,400	3,244
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	3,239
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	3,237
	Baimtec Material Co. Ltd. Class A	406,855	3,235
	Tian Di Science & Technology Co. Ltd. Class A	3,773,445	3,232
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	967,419	3,232
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,230
	Shenzhen Capchem Technology Co. Ltd. Class A	690,273	3,227
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	1,003,500	3,219
*	Youdao Inc. ADR	369,834	3,218
	Zhejiang Dingli Machinery Co. Ltd. Class A	468,585	3,209
	Zhejiang Supor Co. Ltd. Class A	445,175	3,208
	Shenzhen Sunlord Electronics Co. Ltd. Class A	797,600	3,207
	Weihai Guangwei Composites Co. Ltd. Class A	760,384	3,201
	ZMJ Group Co. Ltd. Class A	1,424,200	3,200
	Ming Yang Smart Energy Group Ltd. Class A	2,075,183	3,197
	Beijing Ultrapower Software Co. Ltd. Class A	1,828,300	3,196
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,492,900	3,189
	Huaxi Securities Co. Ltd. Class A	2,292,839	3,188
	Bloomage Biotechnology Corp. Ltd. Class A	442,409	3,185
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,184
	INESA Intelligent Tech Inc. Class A	1,031,583	3,177
*	Joinn Laboratories China Co. Ltd. Class A	718,582	3,173
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	2,043,700	3,170
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	132,109	3,165
	Kingsemi Co. Ltd. Class A	199,647	3,158
	Beijing Shiji Information Technology Co. Ltd. Class A	2,216,377	3,157
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	931,000	3,148
	Offshore Oil Engineering Co. Ltd. Class A	4,102,200	3,142
	China Film Group Co. Ltd. Class A	1,697,932	3,131
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,117
	Fulin Precision Co. Ltd. Class A	1,790,838	3,111
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	709,320	3,103
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,267,900	3,102
	Quectel Wireless Solutions Co. Ltd. Class A	275,061	3,101
*	Qi An Xin Technology Group Inc. Class A	621,131	3,101
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	831,217	3,098
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	3,097
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,213,280	3,093
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,088
	Sinotrans Ltd. Class A	4,160,521	3,071
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	3,070
	G-bits Network Technology Xiamen Co. Ltd. Class A	65,049	3,065
	Neway Valve Suzhou Co. Ltd. Class A	765,800	3,064
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	3,063
*	Shandong Hi-speed Co. Ltd. Class A	2,185,500	3,061
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	3,061
*	Bohai Leasing Co. Ltd. Class A	6,310,900	3,052
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,051
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,755,300	3,040
	Sinoma International Engineering Co. Class A	2,411,200	3,039
	Jiangsu Expressway Co. Ltd. Class A	1,542,675	3,038
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	701,637	3,037
	Kehua Data Co. Ltd. Class A	518,780	3,036
	Qingdao TGOOD Electric Co. Ltd. Class A	969,518	3,034
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	3,029
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	3,028
*,3	China Dili Group	35,982,893	3,025
	Grandblue Environment Co. Ltd. Class A	811,936	3,017
	Intco Medical Technology Co. Ltd. Class A	631,800	3,009
	Xuji Electric Co. Ltd. Class A	953,600	3,005
	XTC New Energy Materials Xiamen Co. Ltd. Class A	440,910	3,002
	Liaoning Port Co. Ltd. Class A	14,139,765	3,001
	GCL Energy Technology Co. Ltd. Class A	1,779,800	2,999
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,996
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	2,996
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,991
*	TRS Information Technology Corp. Ltd. Class A	877,200	2,991
*	BGI Genomics Co. Ltd. Class A	404,890	2,990
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,312,300	2,986

		Shares	Market Value ($000)
	Baiyin Nonferrous Group Co. Ltd. Class A	6,791,200	2,986
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,978
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	2,977
	Sinotruk Jinan Truck Co. Ltd. Class A	1,171,419	2,975
*	Remegen Co. Ltd. Class A	334,368	2,970
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	2,968
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,967
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,215,480	2,963
*	Beiqi Foton Motor Co. Ltd. Class A	7,936,400	2,962
	DBG Technology Co. Ltd. Class A	775,942	2,959
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,902,590	2,952
	Autel Intelligent Technology Corp. Ltd. Class A	611,890	2,951
	Shenzhen Sunway Communication Co. Ltd. Class A	890,435	2,942
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,930
	STO Express Co. Ltd. Class A	1,381,847	2,925
	Arcsoft Corp. Ltd. Class A	427,821	2,925
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	2,919
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,917
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,916
	Guangdong Aofei Data Technology Co. Ltd. Class A	1,005,670	2,901
*,1,2	AInnovation Technology Group Co. Ltd. Class H	3,711,000	2,894
	Ginlong Technologies Co. Ltd. Class A	366,910	2,888
	Beijing Shougang Co. Ltd. Class A	4,969,095	2,885
	Nantong Jianghai Capacitor Co. Ltd. Class A	871,545	2,882
	Bank of Chongqing Co. Ltd. Class A	2,050,159	2,880
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,135	2,876
	Yuanjie Semiconductor Technology Co. Ltd. Class A	86,740	2,875
	Electric Connector Technology Co. Ltd. Class A	425,122	2,868
	Castech Inc. Class A	527,820	2,866
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	2,860
	Eastern Air Logistics Co. Ltd. Class A	1,463,891	2,859
*	Ningbo Shanshan Co. Ltd. Class A	2,048,424	2,858
	Hubei Energy Group Co. Ltd. Class A	4,490,267	2,851
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,183,300	2,847
	People.cn Co. Ltd. Class A	1,006,600	2,845
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,842
*,2	JS Global Lifestyle Co. Ltd.	12,665,751	2,839
*	Sensteed Hi-tech Group Class A	10,058,500	2,833
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	924,100	2,830
	Shanghai Zhonggu Logistics Co. Ltd. Class A	2,058,468	2,825
	Dajin Heavy Industry Co. Ltd. Class A	637,200	2,824
	Songcheng Performance Development Co. Ltd. Class A	2,378,770	2,821
	North Copper Co. Ltd. Class A	1,913,500	2,818
*	China Baoan Group Co. Ltd. Class A	2,230,264	2,814
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	2,812
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	739,000	2,806
*,1	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,804
	Fibocom Wireless Inc. Class A	769,708	2,803
	Shandong Linglong Tyre Co. Ltd. Class A	1,324,516	2,799
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,794
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,327,327	2,793
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,792
*	Caida Securities Co. Ltd. Class A	2,831,600	2,791
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,785
	Haohua Chemical Science & Technology Co. Ltd. Class A	780,497	2,780
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,776
	Qingdao Sentury Tire Co. Ltd. Class A	1,041,479	2,768
	China Lilang Ltd.	5,850,094	2,762
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	2,759
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,519,949	2,759
	Ruijie Networks Co. Ltd. Class A	314,020	2,759
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,757
	China National Medicines Corp. Ltd. Class A	674,300	2,756
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	838,380	2,755
	YUNDA Holding Group Co. Ltd. Class A	2,606,085	2,749
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,900	2,748
	Hengyi Petrochemical Co. Ltd. Class A	3,299,840	2,744
	Anjoy Foods Group Co. Ltd. Class A	267,728	2,744
	Northeast Securities Co. Ltd. Class A	2,402,200	2,743
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	2,740

		Shares	Market Value ($000)
	Longshine Technology Group Co. Ltd. Class A	970,856	2,739
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	483,372	2,738
*	Maanshan Iron & Steel Co. Ltd. Class A	5,684,361	2,733
	Jilin Electric Power Co. Ltd. Class A	3,815,700	2,732
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,101,900	2,724
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	2,722
	Shanghai Construction Group Co. Ltd. Class A	8,094,700	2,720
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,394,230	2,717
	Xiamen Xiangyu Co. Ltd. Class A	2,742,401	2,716
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	228,340	2,707
*	COL Group Co. Ltd. Class A	730,400	2,705
	CITIC Heavy Industries Co. Ltd. Class A	4,189,306	2,704
	Lakala Payment Co. Ltd. Class A	726,400	2,703
	Hand Enterprise Solutions Co. Ltd. Class A	1,033,100	2,701
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	136,482	2,696
	Jack Technology Co. Ltd. Class A	476,100	2,691
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	883,900	2,689
	Gambol Pet Group Co. Ltd. Class A	213,900	2,687
	Beijing Easpring Material Technology Co. Ltd. Class A	469,200	2,677
	Qingdao Port International Co. Ltd. Class A	2,211,120	2,673
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	2,672
	Red Avenue New Materials Group Co. Ltd. Class A	589,400	2,662
	Andon Health Co. Ltd. Class A	493,572	2,659
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	2,654
	FAW Jiefang Group Co. Ltd. Class A	2,742,037	2,649
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,647
	Sichuan Swellfun Co. Ltd. Class A	460,520	2,646
	StarPower Semiconductor Ltd. Class A	222,235	2,641
	Jafron Biomedical Co. Ltd. Class A	805,126	2,640
*	Sichuan Hongda Co. Ltd. Class A	2,015,900	2,638
	Shenzhen MTC Co. Ltd. Class A	4,222,900	2,635
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,053,245	2,634
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,628
	Shanghai AtHub Co. Ltd. Class A	716,866	2,624
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	2,619
	Sany Renewable Energy Co. Ltd. Class A	761,797	2,617
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,614
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,613
	Konfoong Materials International Co. Ltd. Class A	272,200	2,613
	Yusys Technologies Co. Ltd. Class A	705,320	2,609
	China Wafer Level CSP Co. Ltd. Class A	663,383	2,609
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,604
	Jizhong Energy Resources Co. Ltd. Class A	3,140,376	2,603
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	2,603
	Micro-Tech Nanjing Co. Ltd. Class A	226,530	2,602
	Yankershop Food Co. Ltd. Class A	275,244	2,601
	Beibuwan Port Co. Ltd. Class A	2,292,905	2,600
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,597
	Autobio Diagnostics Co. Ltd. Class A	468,990	2,591
*	China First Heavy Industries Co. Ltd. Class A	6,485,500	2,591
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	768,500	2,588
	By-health Co. Ltd. Class A	1,585,200	2,586
	Topchoice Medical Corp. Class A	404,652	2,583
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	732,300	2,578
	Jiangsu Azure Corp. Class A	1,287,600	2,575
*,1	Zhihu Inc. ADR	607,842	2,571
*	Doushen Beijing Education & Technology Inc. Class A	2,085,500	2,568
	Keli Sensing Technology Ningbo Co. Ltd. Class A	289,300	2,567
	Shenzhen Topband Co. Ltd. Class A	1,335,500	2,564
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,560
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,665	2,552
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,547
*	3peak Inc. Class A	128,320	2,537
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,574,093	2,536
*	Shanxi Meijin Energy Co. Ltd. Class A	4,001,100	2,533
	Anhui Kouzi Distillery Co. Ltd. Class A	548,100	2,531
	CECEP Wind-Power Corp. Class A	6,070,147	2,530
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,306,000	2,530
*	Henan Zhongfu Industry Co. Ltd. Class A	3,963,900	2,524
	China International Marine Containers Group Co. Ltd. Class A	2,209,750	2,521

		Shares	Market Value ($000)
	Huaming Power Equipment Co. Ltd. Class A	1,032,100	2,521
	Focus Technology Co. Ltd. Class A	338,500	2,519
*	Estun Automation Co. Ltd. Class A	864,200	2,513
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,799,700	2,513
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,778,936	2,508
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,688,100	2,495
*	Hybio Pharmaceutical Co. Ltd. Class A	885,100	2,494
	Shenzhen SC New Energy Technology Corp. Class A	325,906	2,493
	Winner Medical Co. Ltd. Class A	449,269	2,493
*	NavInfo Co. Ltd. Class A	2,137,719	2,489
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,488
*	Greatoo Intelligent Equipment Inc. Class A	2,264,200	2,482
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,474
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,467
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	2,466
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,110,126	2,466
	Ningbo Zhenyu Technology Co. Ltd. Class A	171,182	2,464
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,464
	Central China Securities Co. Ltd. Class A	4,044,600	2,462
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	256,609	2,462
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,458
	XGD Inc. Class A	595,400	2,457
	State Grid Yingda Co. Ltd. Class A	3,309,969	2,445
	Canmax Technologies Co. Ltd. Class A	884,423	2,445
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	303,393	2,444
	Jiangsu Pacific Quartz Co. Ltd. Class A	502,649	2,440
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,439
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,010,200	2,439
	Anhui Yingliu Electromechanical Co. Ltd. Class A	671,700	2,438
	Qingdao Rural Commercial Bank Corp. Class A	5,008,125	2,434
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,432
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,011,348	2,430
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,426
	Weaver Network Technology Co. Ltd. Class A	256,900	2,422
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	2,422
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,230,100	2,413
[1]	Digital China Holdings Ltd.	6,218,283	2,409
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,407
	IKD Co. Ltd. Class A	997,568	2,396
	CSSC Science & Technology Co. Ltd. Class A	1,368,500	2,396
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,796,400	2,392
	YongXing Special Materials Technology Co. Ltd. Class A	490,990	2,387
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	2,386
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,384
	Jiangxi Jovo Energy Co. Ltd. Class A	637,800	2,383
	Tibet Huayu Mining Co. Ltd. Class A	882,000	2,383
	Fortior Technology Shenzhen Co. Ltd. Class A	93,523	2,382
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,377
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,376
	CETC Digital Technology Co. Ltd. Class A	670,850	2,374
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,372
*	CICT Mobile Communication Technology Co. Ltd. Class A	2,990,684	2,369
	POCO Holding Co. Ltd. Class A	286,600	2,369
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	940,546	2,365
*,1	Guangzhou R&F Properties Co. Ltd. Class H	20,642,575	2,361
	Wuhan DR Laser Technology Corp. Ltd. Class A	275,016	2,358
	Xi'an Bright Laser Technologies Co. Ltd. Class A	287,358	2,355
	Xinfengming Group Co. Ltd. Class A	1,370,869	2,347
	Guobo Electronics Co. Ltd. Class A	270,424	2,347
	Fangda Carbon New Material Co. Ltd. Class A	3,528,745	2,346
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,428,904	2,345
	Kidswant Children Products Co. Ltd. Class A	1,258,813	2,344
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,338
	Shenzhen Hopewind Electric Co. Ltd. Class A	443,480	2,335
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	839,400	2,331
*	Offcn Education Technology Co. Ltd. Class A	5,663,662	2,326
	Goke Microelectronics Co. Ltd. Class A	200,500	2,326
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,323
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	280,161	2,323
*	China Coal Xinji Energy Co. Ltd. Class A	2,585,930	2,317

		Shares	Market Value ($000)
*	Venustech Group Inc. Class A	1,046,774	2,313
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	262,700	2,312
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	327,442	2,310
	Grinm Advanced Materials Co. Ltd. Class A	887,700	2,310
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	880,700	2,306
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	2,304
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	558,172	2,297
	China Meidong Auto Holdings Ltd.	8,682,558	2,297
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	2,285
	Shanghai Awinic Technology Co. Ltd. Class A	231,551	2,285
	Foryou Corp. Class A	555,390	2,283
	Sinofibers Technology Co. Ltd. Class A	467,823	2,272
	Dazhong Mining Co. Ltd.	1,427,980	2,270
	Hangzhou EZVIZ Network Co. Ltd. Class A	460,375	2,269
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,265
	Shaanxi International Trust Co. Ltd. Class A	4,567,800	2,264
	Huada Automotive Technology Corp. Ltd. Class A	452,275	2,264
	Easy Click Worldwide Network Technology Co. Ltd. Class A	487,500	2,262
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,871,200	2,260
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	729,955	2,259
*	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,254
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,089,500	2,251
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,242
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	290,371	2,236
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,229
	Chengdu Hi-tech Development Co. Ltd. Class A	352,200	2,228
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	2,227
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,226
	Shede Spirits Co. Ltd. Class A	309,400	2,225
	Ningbo Huaxiang Electronic Co. Ltd. Class A	801,000	2,224
	Innovation New Material Technology Co. Ltd. Class A	3,988,340	2,224
	Shanghai Jahwa United Co. Ltd. Class A	727,000	2,222
*	Sinopec Oilfield Service Corp. Class A	8,000,300	2,222
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,441,900	2,221
	Guangzhou Development Group Inc. Class A	2,517,492	2,220
*	Wondershare Technology Group Co. Ltd. Class A	198,569	2,219
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,213
	Harbin Hatou Investment Co. Ltd. Class A	2,401,749	2,213
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,211
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,209
*	Guangdong Topstar Technology Co. Ltd. Class A	480,361	2,205
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	523,490	2,205
	Zhejiang Wanma Co. Ltd. Class A	1,113,418	2,204
	Jiangsu Lihua Foods Group Co. Ltd.	818,986	2,200
	Anhui Heli Co. Ltd. Class A	889,200	2,195
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,194
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,141,300	2,194
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	2,194
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,193
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,191
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	2,191
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,191
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,764,570	2,188
	Digiwin Co. Ltd.	300,763	2,181
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	904,600	2,176
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	2,175
	Jiayou International Logistics Co. Ltd. Class A	1,411,295	2,175
	Leyard Optoelectronic Co. Ltd. Class A	2,590,300	2,166
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,159
	Shannon Semiconductor Technology Co. Ltd. Class A	462,600	2,158
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,150
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	2,149
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,148
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	2,142
*	China Petroleum Engineering Corp. Class A	4,485,100	2,140
	Aisino Corp. Class A	1,673,900	2,139
	Liaoning Cheng Da Co. Ltd. Class A	1,303,900	2,137
	JiuGui Liquor Co. Ltd. Class A	327,500	2,137
	Shanghai Huafon Aluminium Corp. Class A	982,100	2,134
	Ningbo Boway Alloy Material Co. Ltd. Class A	864,100	2,133

		Shares	Market Value ($000)
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,131
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,131
*	Gemdale Corp. Class A	4,076,384	2,127
	Jihua Group Corp. Ltd. Class A	3,774,300	2,123
	China Railway Materials Co. Ltd. Class A	5,721,100	2,120
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,237,298	2,120
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	2,116
*	Beijing BDStar Navigation Co. Ltd. Class A	505,000	2,114
	Beijing United Information Technology Co. Ltd. Class A	641,287	2,114
	Nanjing Les Information Technology Co. Ltd. Class A	159,493	2,114
	Hengbao Co. Ltd. Class A	766,500	2,112
*	Shanghai Milkground Food Tech Co. Ltd. Class A	570,400	2,110
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	2,109
	Wangfujing Group Co. Ltd. Class A	1,092,000	2,107
	Bank of Qingdao Co. Ltd. Class A	3,192,893	2,106
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	616,680	2,105
	Zhuhai CosMX Battery Co. Ltd. Class A	1,124,730	2,105
*	Shenzhen Yinghe Technology Co. Ltd. Class A	736,174	2,103
*	Angang Steel Co. Ltd. Class A	5,521,250	2,101
*	Easyhome New Retail Group Co. Ltd. Class A	5,095,900	2,101
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	689,300	2,097
*	TianShan Material Co. Ltd. Class A	2,853,280	2,096
*	China TransInfo Technology Co. Ltd. Class A	1,414,100	2,094
	Bank of Xi'an Co. Ltd. Class A	3,921,939	2,092
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,089
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,216,900	2,088
	Fujian Star-net Communication Co. Ltd. Class A	566,133	2,085
	Guobang Pharma Ltd. Class A	645,587	2,083
	Shenzhen CECport Technologies Co. Ltd. Class A	741,899	2,081
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,080
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	2,079
	Fujian Longking Co. Ltd. Class A	1,246,100	2,077
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	2,075
	Beijing Wandong Medical Technology Co. Ltd. Class A	855,100	2,075
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,188,100	2,071
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	787,465	2,070
*	Jushri Technologies Inc. Class A	629,600	2,067
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	650,823	2,061
	Sichuan EM Technology Co. Ltd. Class A	848,200	2,061
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	2,060
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	701,200	2,060
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,054
*	Hangjin Technology Co. Ltd. Class A	678,500	2,050
*	Oriental Energy Co. Ltd. Class A	1,437,900	2,050
	Dongfang Electronics Co. Ltd. Class A	1,442,200	2,050
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	2,048
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	402,312	2,048
	Transfar Zhilian Co. Ltd. Class A	2,415,268	2,047
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,047
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,047
*	Nations Technologies Inc. Class A	586,900	2,042
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	2,042
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,038
	Ovctek China Inc. Class A	819,004	2,033
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	227,276	2,032
	Willfar Information Technology Co. Ltd. Class A	429,248	2,032
	iRay Group Class A	171,277	2,029
	Air China Cargo Co. Ltd. Class A	2,177,972	2,027
	Shanghai Haixin Group Co. Class B	7,509,733	2,025
	Zhuzhou Kibing Group Co. Ltd. Class A	2,343,100	2,024
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	651,489	2,024
	CIG Shanghai Co. Ltd. Class A	269,200	2,024
	Kunshan Dongwei Technology Co. Ltd. Class A	306,069	2,023
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,418,900	2,023
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,686,690	2,022
*	Sichuan Hexie Shuangma Co. Ltd. Class A	747,100	2,022
	Hanwei Electronics Group Corp. Class A	337,836	2,022
	Wasu Media Holding Co. Ltd. Class A	1,768,000	2,020
	China Merchants Port Group Co. Ltd. Class A	722,574	2,019
*,1	Jinke Smart Services Group Co. Ltd. Class H	2,341,000	2,017

		Shares	Market Value ($000)
*	CETC Chips Technology Inc. Class A	1,171,400	2,015
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	200,973	2,012
	Sinosoft Co. Ltd. Class A	725,972	2,003
*	Antong Holdings Co. Ltd. Class A	4,679,400	2,003
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,061,300	2,000
*	Roshow Technology Co. Ltd. Class A	1,925,200	1,998
	Western Region Gold Co. Ltd. Class A	754,000	1,997
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	216,047	1,996
	Guangdong Advertising Group Co. Ltd. Class A	1,825,700	1,995
*	Polaris Bay Group Co. Ltd. Class A	1,969,500	1,993
	BTG Hotels Group Co. Ltd. Class A	1,030,788	1,991
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,084,805	1,990
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	619,450	1,989
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,028,200	1,987
	Shenzhen Aisidi Co. Ltd. Class A	1,141,500	1,985
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,985
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	295,920	1,983
	FESCO Group Co. Ltd. Class A	679,700	1,981
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	1,980
	China Meheco Group Co. Ltd. Class A	1,291,309	1,978
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,975
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	1,973
	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	1,970
	Taiji Computer Corp. Ltd. Class A	572,091	1,968
	ORG Technology Co. Ltd. Class A	2,629,700	1,967
	Zhejiang Medicine Co. Ltd. Class A	889,400	1,967
	Laobaixing Pharmacy Chain JSC Class A	725,374	1,966
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,216,721	1,961
*	Bestway Marine & Energy Technology Co. Ltd. Class A	2,040,400	1,961
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,697,593	1,957
	Suntak Technology Co. Ltd. Class A	1,064,400	1,957
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	1,955
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,370,296	1,952
*	Merit Interactive Co. Ltd. Class A	393,300	1,951
*	SOHO China Ltd.	26,302,712	1,945
	Beijing Sifang Automation Co. Ltd. Class A	826,800	1,945
	Shandong Pharmaceutical Glass Co. Ltd. Class A	616,180	1,944
	Sonoscape Medical Corp. Class A	436,861	1,941
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,076,201	1,937
	Jiangsu Shagang Co. Ltd. Class A	2,347,300	1,937
	Dongguan Yiheda Automation Co. Ltd. Class A	599,905	1,937
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	1,934
	Servyou Software Group Co. Ltd. Class A	272,300	1,934
*	Hwa Create Co. Ltd. Class A	664,400	1,933
*	Nanjing Tanker Corp. Class A	4,881,771	1,931
*	Ourpalm Co. Ltd. Class A	2,521,175	1,928
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,927
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,927
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,924
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	1,923
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,922
	Beijing Jetsen Technology Co. Ltd. Class A	2,415,500	1,920
	Lingyun Industrial Corp. Ltd. Class A	1,185,392	1,918
	Explosive Co. Ltd. Class A	988,600	1,918
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,917
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,927,700	1,916
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,916
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,020,100	1,914
	Chinalin Securities Co. Ltd. Class A	913,000	1,912
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,796	1,908
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	400,187	1,908
	Visual China Group Co. Ltd. Class A	636,897	1,907
	Shenzhen Sunline Tech Co. Ltd. Class A	810,900	1,905
	Neusoft Corp. Class A	1,396,200	1,903
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,381,455	1,901
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,518,300	1,900
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,898
	Henan Lingrui Pharmaceutical Co. Class A	600,800	1,898
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	1,893
	Keboda Technology Co. Ltd. Class A	262,571	1,892

		Shares	Market Value ($000)
*	Ferrotec Anhui Technology Development Co. Ltd. Class A	340,600	1,892
	Kaishan Group Co. Ltd. Class A	1,002,149	1,888
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,888
	Shenzhen FRD Science & Technology Co. Ltd. Class A	578,001	1,884
	Eastcompeace Technology Co. Ltd. Class A	547,210	1,883
	Hangzhou Shunwang Technology Co. Ltd. Class A	694,043	1,880
	Wuxi NCE Power Co. Ltd. Class A	423,201	1,875
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,652,600	1,875
*	JoulWatt Technology Co. Ltd. Class A	454,059	1,874
	Baoji Titanium Industry Co. Ltd. Class A	436,342	1,873
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,869
	Hainan Mining Co. Ltd. Class A	1,699,100	1,869
[3]	Advanced Fiber Resources Zhuhai Ltd. Class A	247,165	1,868
*	Sai Micro Electronics Inc. Class A	722,374	1,866
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	847,000	1,862
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	712,743	1,861
*	Visionox Technology Inc. Class A	1,424,472	1,860
	Gaona Aero Material Co. Ltd. Class A	771,520	1,859
	Linktel Technologies Co. Ltd. Class A	133,500	1,856
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,020,402	1,855
	Bank of Lanzhou Co. Ltd. Class A	5,408,900	1,854
	Shanghai Beite Technology Co. Ltd. Class A	341,543	1,852
	Jiangzhong Pharmaceutical Co. Ltd. Class A	609,500	1,851
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	1,848
	Beijing Balance Medical Technology Co. Ltd. Class A	126,132	1,845
	Guangdong Mingyang Electric Co. Ltd. Class A	334,200	1,845
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,874,715	1,844
	China World Trade Center Co. Ltd. Class A	649,700	1,843
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	374,900	1,842
	Shenzhen Noposin Crop Science Co. Ltd. Class A	1,173,300	1,841
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,836
	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,833
	Jiangsu Cnano Technology Co. Ltd. Class A	315,214	1,833
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	410,105	1,833
	Xiamen Kingdomway Group Co. Class A	667,531	1,832
	Primarius Technologies Co. Ltd. Class A	431,764	1,831
	Jiangsu Etern Co. Ltd. Class A	1,456,200	1,830
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,884,200	1,828
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,828
	Xinyu Iron & Steel Co. Ltd. Class A	3,029,000	1,826
	Guangdong Dowstone Technology Co. Ltd. Class A	772,100	1,826
	Moon Environment Technology Co. Ltd. Class A	1,032,200	1,826
	Shanghai Highly Group Co. Ltd. Class A	844,000	1,823
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,822
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	260,100	1,822
*	Shenyang Machine Tool Co. Ltd. Class A	2,015,300	1,821
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,820
*	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,544,200	1,818
*	Zhejiang Narada Power Source Co. Ltd. Class A	897,400	1,817
	Guizhou Chanhen Chemical Corp. Class A	532,100	1,817
	Sumec Corp. Ltd. Class A	1,245,300	1,815
	Hefei Meiya Optoelectronic Technology Inc. Class A	773,896	1,814
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	1,813
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,812
	Do-Fluoride New Materials Co. Ltd. Class A	1,048,800	1,807
	Suofeiya Home Collection Co. Ltd. Class A	950,700	1,803
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	1,803
*	Guocheng Mining Co. Ltd. Class A	935,164	1,802
*	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,800
	Hexing Electrical Co. Ltd. Class A	484,420	1,799
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	310,900	1,797
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,796
	DongFeng Automobile Co. Ltd. Class A	1,809,100	1,795
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,792
	China Kings Resources Group Co. Ltd. Class A	819,714	1,791
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,790
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,789
	Xi'An Shaangu Power Co. Ltd. Class A	1,463,000	1,789
*	Vanchip Tianjin Technology Co. Ltd. Class A	396,480	1,789
*	Forehope Electronic Ningbo Co. Ltd. Class A	429,643	1,789

		Shares	Market Value ($000)
*	Alpha Group Class A	1,335,100	1,788
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	1,785
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	686,600	1,785
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,322,300	1,783
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	542,300	1,782
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,262,275	1,776
	CECEP Environmental Protection Co. Ltd. Class A	2,078,900	1,773
*	Suzhou Centec Communications Co. Ltd. Class A	184,977	1,767
*	Huaihe Energy Group Co. Ltd. Class A	3,608,500	1,766
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	428,114	1,761
	Chengdu RML Technology Co. Ltd. Class A	245,610	1,760
	Eastern Communications Co. Ltd. Class B	4,633,259	1,758
	Gansu Energy Chemical Co. Ltd. Class A	5,109,172	1,758
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,756
	Anhui Jinhe Industrial Co. Ltd. Class A	562,473	1,753
*	Agile Group Holdings Ltd.	29,022,040	1,752
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,346,832	1,752
	Sansure Biotech Inc. Class A	573,367	1,751
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	177,718	1,749
*	CITIC Guoan Information Industry Co. Ltd. Class A	4,728,900	1,746
	Ningbo Xusheng Group Co. Ltd. Class A	946,040	1,742
	Zhewen Interactive Group Co. Ltd. Class A	1,462,500	1,739
	Shenzhen Bluetrum Technology Co. Ltd. Class A	124,971	1,732
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,731
	Anhui Expressway Co. Ltd. Class A	789,733	1,725
	MLS Co. Ltd. Class A	1,470,816	1,724
	Xinhuanet Co. Ltd. Class A	651,215	1,724
*	Far East Smarter Energy Co. Ltd. Class A	2,243,600	1,724
	Hefei Chipmore Technology Co. Ltd. Class A	1,096,777	1,724
	Southern Publishing & Media Co. Ltd. Class A	869,900	1,722
	Shenzhen Microgate Technology Co. Ltd. Class A	1,084,400	1,718
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	1,714
	Chengdu Leejun Industrial Co. Ltd. Class A	1,011,800	1,713
*	EFORT Intelligent Robot Co. Ltd.	527,326	1,710
	BBMG Corp. Class A	7,690,291	1,708
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	676,300	1,708
	Guomai Technologies Inc. Class A	1,013,700	1,705
	Semitronix Corp. Class A	195,301	1,703
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,701
*	China Enterprise Co. Ltd. Class A	4,193,931	1,700
	Xianhe Co. Ltd. Class A	575,100	1,700
*	C&S Paper Co. Ltd. Class A	1,613,508	1,694
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,692
*	Chongqing Taiji Industry Group Co. Ltd. Class A	504,100	1,692
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	678,181	1,690
*	Suzhou Everbright Photonics Co. Ltd. Class A	176,414	1,690
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,690
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	473,400	1,689
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,598,800	1,686
	Levima Advanced Materials Corp. Class A	763,903	1,686
	Chengdu CORPRO Technology Co. Ltd. Class A	564,900	1,684
	Riyue Heavy Industry Co. Ltd. Class A	1,001,761	1,684
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,682
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,682
	Central China Land Media Co. Ltd. Class A	943,136	1,681
	JSTI Group Class A	1,259,980	1,679
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	1,002,700	1,677
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,057,700	1,674
	CIMC Vehicles Group Co. Ltd. Class A	1,394,600	1,674
	Nanjing Gaoke Co. Ltd. Class A	1,591,700	1,673
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	1,672
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	1,665
	Youzu Interactive Co. Ltd. Class A	810,400	1,662
*	CanSino Biologics Inc. Class A	149,416	1,662
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	848,200	1,662
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,661
	Skyworth Digital Co. Ltd. Class A	1,048,257	1,660
	Xiamen Intretech Inc. Class A	662,560	1,658
*	Sinochem International Corp. Class A	2,937,600	1,656
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,871,984	1,652

		Shares	Market Value ($000)
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,652
*	PCI Technology Group Co. Ltd. Class A	2,076,400	1,649
[3]	China Harzone Industry Corp. Ltd. Class A	955,475	1,649
*	Sunstone Development Co. Ltd. Class A	522,642	1,649
	Baowu Magnesium Technology Co. Ltd. Class A	972,612	1,649
	Chongqing Department Store Co. Ltd. Class A	406,400	1,648
	YGSOFT Inc. Class A	1,901,455	1,648
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,913,879	1,648
	Shandong Humon Smelting Co. Ltd. Class A	1,021,100	1,646
*	Bringspring Science & Technology Co. Ltd. Class A	638,000	1,643
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	263,700	1,642
	Qianhe Condiment & Food Co. Ltd. Class A	995,722	1,641
	Giantec Semiconductor Corp. Class A	159,698	1,641
	Sinocare Inc. Class A	564,449	1,640
*	Hongyuan Green Energy Co. Ltd. Class A	609,954	1,639
	City Development Environment Co. Ltd. Class A	850,600	1,635
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,180,800	1,634
*	BOE HC SemiTek Corp.	1,584,500	1,634
*	Xian International Medical Investment Co. Ltd. Class A	2,149,200	1,634
	Zhejiang Semir Garment Co. Ltd. Class A	2,210,519	1,632
	Beijing Teamsun Technology Co. Ltd. Class A	1,076,520	1,632
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	1,630
	Huatu Cendes Co. Ltd. Class A	177,140	1,630
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	347,432	1,626
	Shandong Publishing & Media Co. Ltd. Class A	1,298,787	1,625
*	Chengxin Lithium Group Co. Ltd. Class A	754,270	1,625
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,624
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,623
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,623
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	1,623
	CITIC Metal Co. Ltd. Class A	1,501,100	1,622
	Norinco International Cooperation Ltd. Class A	1,060,749	1,620
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	2,070,624	1,619
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,617
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	210,986	1,617
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,613
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,612
*	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	1,609
	Hoymiles Power Electronics Inc. Class A	113,301	1,606
*	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,603
*	Bio-Thera Solutions Ltd. Class A	376,874	1,600
	Telling Telecommunication Holding Co. Ltd. Class A	1,129,000	1,598
	Sineng Electric Co. Ltd. Class A	505,283	1,598
	GRG Metrology & Test Group Co. Ltd. Class A	671,160	1,596
	KPC Pharmaceuticals Inc. Class A	784,700	1,595
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	209,435	1,595
	Arctech Solar Holding Co. Ltd. Class A	231,969	1,592
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,591
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,591
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	928,800	1,589
*	Digital China Information Service Group Co. Ltd. Class A	890,702	1,587
*	Risen Energy Co. Ltd. Class A	1,128,190	1,587
*	HyUnion Holding Co. Ltd. Class A	1,165,300	1,585
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,165,400	1,585
*	Shanghai Bailian Group Co. Ltd. Class B	2,370,654	1,584
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	336,500	1,583
	Bluestar Adisseo Co. Class A	1,147,912	1,580
	Valiant Co. Ltd. Class A	899,400	1,579
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	997,300	1,578
	Sichuan Expressway Co. Ltd. Class A	2,029,292	1,577
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,577
	CMST Development Co. Ltd. Class A	1,922,706	1,571
	Pylon Technologies Co. Ltd. Class A	264,292	1,571
*	Red Star Macalline Group Corp. Ltd. Class A	3,836,664	1,570
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,385,700	1,569
	Deppon Logistics Co. Ltd. Class A	725,400	1,567
	Shanghai Runda Medical Technology Co. Ltd. Class A	613,000	1,562
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	199,016	1,562
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,558
	ZWSOFT Co. Ltd. Guangzhou Class A	179,674	1,557

		Shares	Market Value ($000)
	PNC Process Systems Co. Ltd. Class A	450,380	1,556
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,551
*	Guangzhou Port Co. Ltd. Class A	3,386,200	1,551
	Edifier Technology Co. Ltd. Class A	850,900	1,550
	Jiangsu Guoxin Corp. Ltd. Class A	1,504,100	1,549
*	Shenzhen Baoming Technology Co. Ltd. Class A	182,900	1,546
	Sino-Platinum Metals Co. Ltd. Class A	736,858	1,545
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,095,200	1,542
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,541
*	Beijing Relpow Technology Co. Ltd. Class A	644,650	1,539
	Tianneng Battery Group Co. Ltd. Class A	402,868	1,539
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	233,710	1,538
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,536
	Tibet Mineral Development Co. Ltd. Class A	508,100	1,536
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,437,055	1,535
	Hunan Zhongke Electric Co. Ltd. Class A	681,097	1,535
*	Beijing eGOVA Co. Ltd. Class A	632,542	1,534
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,534
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,533
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,528
*	Addsino Co. Ltd. Class A	1,350,000	1,526
	Shandong Dawn Polymer Co. Ltd. Class A	447,900	1,526
*	Geo-Jade Petroleum Corp. Class A	4,592,800	1,524
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	610,778	1,522
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,445,160	1,521
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	206,194	1,519
	China Sports Industry Group Co. Ltd. Class A	1,189,301	1,519
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,392,074	1,517
*	Porton Pharma Solutions Ltd. Class A	459,571	1,510
*	China Express Airlines Co. Ltd. Class A	1,307,290	1,510
*	Shanghai STEP Electric Corp. Class A	651,600	1,510
	Dian Diagnostics Group Co. Ltd. Class A	676,100	1,509
	Eternal Asia Supply Chain Management Ltd. Class A	2,427,897	1,509
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	1,507
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,506
	Lao Feng Xiang Co. Ltd. Class A	229,628	1,501
*	Zhejiang Yongtai Technology Co. Ltd. Class A	833,164	1,499
	China Bester Group Telecom Co. Ltd. Class A	494,669	1,496
	Changjiang Publishing & Media Co. Ltd. Class A	1,138,600	1,491
	Sichuan Teway Food Group Co. Ltd. Class A	950,342	1,491
*	Sinodata Co. Ltd. Class A	362,900	1,491
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,490
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,168,426	1,489
*	TPV Technology Co. Ltd. Class A	4,504,000	1,488
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,488
*	Zhuhai Zhumian Group Co. Ltd.	1,853,769	1,487
	Sichuan Injet Electric Co. Ltd. Class A	220,200	1,485
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	1,483
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,095,200	1,482
	Jiangsu Guomao Reducer Co. Ltd. Class A	721,589	1,481
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	1,480
	Shanghai Yaoji Technology Co. Ltd. Class A	405,900	1,480
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,886,394	1,480
*	Nuode New Materials Co. Ltd. Class A	1,701,346	1,478
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,477
	Tianjin Port Co. Ltd. Class A	2,299,829	1,475
	HBIS Resources Co. Ltd. Class A	766,800	1,473
	Shanghai Fortune Techgroup Co. Ltd. Class A	527,300	1,471
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	511,725	1,470
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,469
	Shengda Resources Co. Ltd. Class A	693,600	1,468
	Hsino Tower Group Co. Ltd. Class A	2,384,700	1,467
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,465
*	Sanwei Holding Group Co. Ltd. Class A	994,400	1,465
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,464
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,966,960	1,459
*	China Tianying Inc. Class A	2,447,700	1,458
	Shenzhen Hello Tech Energy Co. Ltd. Class A	194,710	1,457
	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,456
	Zhejiang HangKe Technology Inc. Co. Class A	525,506	1,456

		Shares	Market Value ($000)
	OPT Machine Vision Tech Co. Ltd. Class A	107,170	1,454
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,451
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,451
	NYOCOR Co. Ltd. Class A	1,894,200	1,449
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,447
*	North Electro-Optic Co. Ltd. Class A	497,200	1,446
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,073,200	1,446
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	257,600	1,441
	Anhui Guangxin Agrochemical Co. Ltd. Class A	867,108	1,441
	Luenmei Quantum Co. Ltd. Class A	1,725,670	1,439
	Tian Lun Gas Holdings Ltd.	3,324,520	1,437
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,437
	PhiChem Corp. Class A	526,760	1,435
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,433
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,432
	Sumavision Technologies Co. Ltd. Class A	1,800,200	1,431
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,428
	Goldenmax International Group Ltd. Class A	858,300	1,428
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,424
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,424
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	1,422
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,832,100	1,421
	Qingdao Haier Biomedical Co. Ltd. Class A	309,253	1,419
*	Henan Yuneng Holdings Co. Ltd. Class A	1,883,124	1,419
	Rizhao Port Co. Ltd. Class A	3,193,500	1,419
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,610,700	1,418
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,008,100	1,417
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	840,300	1,417
	Nanjing Hanrui Cobalt Co. Ltd. Class A	278,300	1,415
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,413
*	Jiangling Motors Corp. Ltd. Class A	481,278	1,412
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,409
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,409
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	953,000	1,409
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	1,407
	Suzhou Nanomicro Technology Co. Ltd. Class A	371,387	1,407
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,390,320	1,406
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,171,000	1,402
*	B-Soft Co. Ltd. Class A	1,746,795	1,402
	Shanghai Huayi Group Co. Ltd. Class A	1,214,400	1,400
	ABA Chemicals Corp. Class A	1,145,400	1,399
	Qingdao Hanhe Cable Co. Ltd. Class A	2,891,516	1,392
	Wuxi Boton Technology Co. Ltd. Class A	414,700	1,392
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	470,600	1,392
	Chongqing Chuanyi Automation Co. Ltd. Class A	497,680	1,391
	Fushun Special Steel Co. Ltd. Class A	1,778,900	1,391
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,389
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	503,400	1,389
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,389
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,388
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	394,660	1,385
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,385
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,384
	Zhuzhou Times New Material Technology Co. Ltd. Class A	779,500	1,383
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,291,100	1,380
*	Wonders Information Co. Ltd. Class A	1,247,700	1,378
	Beijing Gehua CATV Network Co. Ltd. Class A	1,149,866	1,378
*,2	Red Star Macalline Group Corp. Ltd. Class H	6,898,164	1,377
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	950,300	1,375
	Guangdong Marubi Biotechnology Co. Ltd. Class A	248,400	1,373
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,373
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,372
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,371
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,286,700	1,369
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,369
*	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,367
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,367
	First Tractor Co. Ltd. Class A	744,400	1,364
	Shanghai Environment Group Co. Ltd. Class A	1,218,800	1,363
	Lier Chemical Co. Ltd. Class A	767,622	1,362

		Shares	Market Value ($000)
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,361
*	Shenzhen Mason Technologies Co. Ltd. Class A	846,000	1,360
	Shinva Medical Instrument Co. Ltd. Class A	588,640	1,358
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,357
	Windey Energy Technology Group Co. Ltd. Class A	771,500	1,356
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,172,776	1,354
	Eastern Communications Co. Ltd. Class A	888,600	1,353
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,352
	Stanley Agricultural Group Co. Ltd. Class A	1,103,864	1,352
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,351
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,349
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,447,240	1,348
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,348
	Dazhong Transportation Group Co. Ltd. Class A	1,558,100	1,347
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,346
	Jinko Power Technology Co. Ltd. Class A	3,042,800	1,343
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,343
	Xizang Zhufeng Resources Co. Ltd. Class A	822,640	1,342
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,342
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,341
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,170,600	1,340
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,900,600	1,340
*	Zotye Automobile Co. Ltd. Class A	4,980,655	1,339
	Wuxi Autowell Technology Co. Ltd. Class A	292,828	1,339
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,482,400	1,338
	China Southern Power Grid Technology Co. Ltd. Class A	291,581	1,338
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	1,337
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	1,334
*	Insigma Technology Co. Ltd. Class A	1,024,600	1,333
	Three Squirrels Inc. Class A	369,600	1,331
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	1,330
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,329
	Suzhou Secote Precision Electronic Co. Ltd. Class A	275,700	1,327
	Shanghai SMI Holding Co. Ltd. Class A	2,194,800	1,326
*	Hongbo Co. Ltd. Class A	504,726	1,323
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,319
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,318
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,315
*	Archermind Technology Nanjing Co. Ltd. Class A	220,918	1,315
	China Science Publishing & Media Ltd. Class A	479,300	1,315
	Zhejiang Construction Investment Group Co. Ltd. Class A	988,000	1,315
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	699,700	1,314
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,314
	Jiangsu ToLand Alloy Co. Ltd. Class A	384,650	1,314
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,311
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	243,500	1,311
	Ningbo Yongxin Optics Co. Ltd. Class A	108,900	1,311
	IReader Technology Co. Ltd. Class A	454,300	1,309
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,307
*	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,306
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	1,306
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	101,647	1,305
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,303
	Zhongmin Energy Co. Ltd. Class A	1,806,500	1,302
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,301
	Shandong Lukang Pharma Class A	890,700	1,298
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,297
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	778,200	1,296
*	C*Core Technology Co. Ltd. Class A	336,712	1,296
	Mehow Innovative Ltd. Class A	504,980	1,296
	China Publishing & Media Co. Ltd. Class A	1,384,500	1,295
	Sinomach Automobile Co. Ltd. Class A	1,466,100	1,295
	Chengdu Guoguang Electric Co. Ltd. Class A	108,677	1,294
	Aotecar New Energy Technology Co. Ltd. Class A	3,246,800	1,293
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,291
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	413,075	1,289
	Dlg Exhibitions & Events Corp. Ltd. Class A	855,260	1,287
*	GoodWe Technologies Co. Ltd. Class A	222,433	1,287
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	1,284
*	Guoguang Electric Co. Ltd. Class A	601,300	1,284

		Shares	Market Value ($000)
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,281
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,280
*	Guangdong DFP New Material Group Co. Ltd.	2,222,100	1,278
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	417,055	1,278
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,256,800	1,278
	Camel Group Co. Ltd. Class A	1,012,512	1,277
	Guotai Epoint Software Co. Ltd. Class A	314,596	1,277
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,276
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,275
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	464,100	1,273
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,272,400	1,272
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,271
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	242,204	1,269
	Guangdong South New Media Co. Ltd. Class A	222,495	1,268
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,695,061	1,267
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	1,266
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	494,900	1,266
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,263
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	412,585	1,260
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,257
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	681,700	1,256
	Anhui Huaheng Biotechnology Co. Ltd. Class A	271,304	1,255
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,249
*	Shanghai Medicilon Inc. Class A	142,305	1,249
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,246
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,246
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,245
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	1,244
	Focused Photonics Hangzhou Inc. Class A	469,100	1,244
*	CSG Smart Science&Technology Co. Ltd. Class A	866,200	1,238
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,238
*	Client Service International Inc. Class A	470,750	1,235
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,235
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,384	1,232
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,232
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,231
	Shenzhen YHLO Biotech Co. Ltd. Class A	563,482	1,231
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,563,254	1,230
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	1,226
	Beyondsoft Corp. Class A	610,300	1,226
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,224
	Beijing CTJ Information Technology Co. Ltd. Class A	348,784	1,224
	Chengzhi Co. Ltd. Class A	1,133,107	1,221
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	515,300	1,220
	Cheng De Lolo Co. Ltd. Class A	1,004,068	1,219
	Edan Instruments Inc. Class A	671,600	1,219
*	Xinzhi Group Co. Ltd. Class A	409,300	1,219
	Sino Wealth Electronic Ltd. Class A	343,455	1,217
	Hualan Biological Vaccine Inc. Class A	461,400	1,215
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,371,480	1,214
*	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,213
	Jinhui Liquor Co. Ltd. Class A	481,182	1,213
*	Anyang Iron & Steel Inc. Class A	3,730,300	1,213
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,212
	Huadian Heavy Industries Co. Ltd. Class A	1,354,500	1,210
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	1,208
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,206
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,206
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,205
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,204
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	1,204
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,200
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,200
	Sanquan Food Co. Ltd. Class A	782,125	1,200
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,022,800	1,200
*	Daan Gene Co. Ltd. Class A	1,241,370	1,199
	Juewei Food Co. Ltd. Class A	567,264	1,196
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	1,196
	Huafu Fashion Co. Ltd. Class A	1,846,024	1,195
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	777,400	1,195

		Shares	Market Value ($000)
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	327,811	1,193
*	Fujian Snowman Group Co. Ltd. Class A	775,200	1,192
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	1,192
	Jingjin Equipment Inc. Class A	549,340	1,191
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	534,291	1,190
	Jade Bird Fire Co. Ltd. Class A	822,926	1,190
	Triangle Tyre Co. Ltd. Class A	618,800	1,188
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	522,000	1,187
	Changzheng Engineering Technology Co. Ltd. Class A	498,726	1,182
	Winall Hi-Tech Seed Co. Ltd. Class A	938,060	1,182
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,181
	Yangling Metron New Material Inc. Class A	593,180	1,180
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	652,262	1,180
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,179
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	1,179
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,178
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	433,341	1,177
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	731,864	1,177
	Shenzhen Expressway Corp. Ltd. Class A	820,448	1,176
*,1	CMGE Technology Group Ltd.	18,134,990	1,176
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,175
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,866,800	1,175
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,173
*	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,172
	China Kepei Education Group Ltd.	5,971,574	1,172
	Shenma Industry Co. Ltd. Class A	951,600	1,171
	Toread Holdings Group Co. Ltd. Class A	971,898	1,171
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	608,600	1,169
	Motic Xiamen Electric Group Co. Ltd. Class A	518,500	1,169
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	1,166
	Solareast Holdings Co. Ltd. Class A	881,700	1,166
	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	1,165
	Mesnac Co. Ltd. Class A	972,100	1,164
	Befar Group Co. Ltd. Class A	1,910,100	1,163
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	1,161
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,159
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,159
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	323,500	1,159
*	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,159
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,158
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,154
	Fujian Apex Software Co. Ltd. Class A	199,320	1,154
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,151
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,151
	Zhejiang Vie Science & Technology Co. Ltd. Class A	606,693	1,151
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,150
*	Hubei Century Network Technology Co. Ltd. Class A	575,100	1,150
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,149
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,149
	Sunyard Technology Co. Ltd. Class A	458,700	1,146
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,145
	Jiaze Renewables Co. Ltd.	2,224,400	1,145
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,143
	Topsec Technologies Group Inc. Class A	1,022,800	1,140
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,139
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,612,651	1,138
*	YaGuang Technology Group Co. Ltd. Class A	1,272,500	1,136
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	884,900	1,132
	Tongyu Communication Inc. Class A	509,510	1,126
	Lushang Freda Pharmaceutical Co. Ltd. Class A	970,000	1,125
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	1,125
	TDG Holdings Co. Ltd. Class A	1,007,100	1,125
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,850,500	1,124
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	1,123
	Foshan Electrical & Lighting Co. Ltd. Class A	1,256,500	1,122
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	1,121
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,121
	Chengdu Hongqi Chain Co. Ltd. Class A	1,324,333	1,120
	Suzhou Good-Ark Electronics Co. Ltd. Class A	813,400	1,118
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,118

		Shares	Market Value ($000)
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,116
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,115
	Jangho Group Co. Ltd. Class A	1,022,300	1,115
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,114
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,127,170	1,114
	Jiangsu Yunyi Electric Co. Ltd. Class A	839,000	1,111
	Wencan Group Co. Ltd. Class A	385,085	1,108
	Shanghai Baolong Automotive Corp. Class A	206,300	1,107
	Sino Biological Inc. Class A	108,269	1,105
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,104
	Opple Lighting Co. Ltd. Class A	429,756	1,103
	Yueyang Forest & Paper Co. Ltd. Class A	1,670,535	1,103
	EIT Environmental Development Group Co. Ltd. Class A	400,744	1,103
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,102
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,101
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	202,574	1,100
*	Konka Group Co. Ltd. Class A	1,630,500	1,099
*	Sun Create Electronics Co. Ltd. Class A	291,300	1,096
*	Minmetals Development Co. Ltd. Class A	990,610	1,096
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,095
	263 Network Communications Co. Ltd. Class A	1,314,630	1,095
	Jinyu Bio-Technology Co. Ltd. Class A	918,700	1,094
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,093
	Wellhope Foods Co. Ltd. Class A	921,083	1,092
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,091
	Hangzhou Sunrise Technology Co. Ltd. Class A	499,500	1,089
	Hainan Expressway Co. Ltd. Class A	1,172,600	1,089
*	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	1,088
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,087
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	1,084
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	1,084
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	1,083
*	Hunan New Wellful Co. Ltd. Class A	1,251,600	1,081
	Chongqing Port Co. Ltd. Class A	1,390,400	1,078
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	1,077
*	Jiangsu Lopal Tech Co. Ltd. Class A	555,767	1,074
	Suning Universal Co. Ltd. Class A	3,542,392	1,072
	Double Medical Technology Inc. Class A	174,425	1,071
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,302,000	1,071
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	1,070
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	1,070
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	1,069
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	1,067
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	987,300	1,066
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,065
	Streamax Technology Co. Ltd. Class A	168,800	1,065
	Lancy Co. Ltd. Class A	435,200	1,064
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,061
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,060
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,058
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,058
	Shenzhen Guangju Energy Co. Ltd. Class A	625,100	1,057
	Jinhong Gas Co. Ltd. Class A	432,003	1,056
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,053
	Youngy Co. Ltd. Class A	219,700	1,052
*	Bright Real Estate Group Co. Ltd. Class A	2,132,500	1,052
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	399,300	1,052
*	Golden Solar New Energy Technology Holdings Ltd.	5,787,942	1,051
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	1,050
	BMC Medical Co. Ltd. Class A	87,240	1,049
*	INKON Life Technology Co. Ltd. Class A	743,300	1,048
	Yotrio Group Co. Ltd. Class A	2,010,200	1,046
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,046
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,046
	Henan Liliang Diamond Co. Ltd. Class A	255,300	1,046
	Foran Energy Group Co. Ltd. Class A	734,945	1,045
*	Beijing Capital Development Co. Ltd. Class A	2,871,413	1,045
	Changshu Tianyin Electromechanical Co. Ltd. Class A	426,300	1,045
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	1,044
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	1,043

		Shares	Market Value ($000)
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,041
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	1,040
	Wushang Group Co. Ltd. Class A	797,600	1,039
	Toly Bread Co. Ltd. Class A	1,361,712	1,037
	Emei Shan Tourism Co. Ltd. Class A	527,000	1,037
	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,035
	Renhe Pharmacy Co. Ltd. Class A	1,267,000	1,035
*	New Journey Health Technology Group Co. Ltd. Class A	3,356,500	1,034
	Ligao Foods Co. Ltd. Class A	165,571	1,033
*	Hymson Laser Technology Group Co. Ltd. Class A	240,270	1,033
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	804,600	1,029
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,027
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	393,092	1,025
	Unilumin Group Co. Ltd. Class A	1,040,977	1,025
	Joyoung Co. Ltd. Class A	733,277	1,024
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,024
*	Sino GeoPhysical Co. Ltd. Class A	369,863	1,022
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	707,400	1,022
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,020
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,019
	Qingdao Gaoce Technology Co. Ltd. Class A	699,258	1,014
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	1,013
*	Huayi Brothers Media Corp. Class A	2,624,300	1,011
*	Hanwang Technology Co. Ltd. Class A	280,600	1,010
	Maccura Biotechnology Co. Ltd. Class A	567,615	1,009
*	UTour Group Co. Ltd. Class A	955,700	1,008
	Bros Eastern Co. Ltd. Class A	1,372,600	1,006
	Time Publishing & Media Co. Ltd. Class A	758,520	1,005
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	1,005
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,003
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	526,500	1,001
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	1,001
	Longhua Technology Group Luoyang Co. Ltd. Class A	817,700	1,001
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	997
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	996
	Vats Liquor Chain Store Management JSC Ltd. Class A	394,400	996
	Qiming Information Technology Co. Ltd. Class A	404,400	996
*	Jiangsu General Science Technology Co. Ltd. Class A	1,543,300	995
	Luoniushan Co. Ltd. Class A	1,132,600	993
	Shenzhen Topway Video Communication Co. Ltd. Class A	815,700	991
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	472,352	989
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	989
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,942,090	987
	Bafang Electric Suzhou Co. Ltd. Class A	264,668	987
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	987
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	985
	Nanjing Cosmos Chemical Co. Ltd. Class A	476,080	984
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,236,513	981
*	Jishi Media Co. Ltd. Class A	3,645,900	981
	China CYTS Tours Holding Co. Ltd. Class A	716,400	980
	MYS Group Co. Ltd. Class A	1,908,300	980
*	Chengdu XGimi Technology Co. Ltd.	62,009	980
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	980
	Jinneng Science&Technology Co. Ltd. Class A	986,880	979
	Dongfeng Electronic Technology Co. Ltd. Class A	553,655	979
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,848,000	978
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,662,100	977
	Gansu Shangfeng Cement Co. Ltd. Class A	804,098	976
	JS Corrugating Machinery Co. Ltd. Class A	610,600	976
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,987,600	975
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	974
*	Toyou Feiji Electronics Co. Ltd. Class A	467,300	974
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,086,600	972
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	972
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	971
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	970
	Cangzhou Dahua Co. Ltd. Class A	484,500	970
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	967
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	967
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	374,000	966

		Shares	Market Value ($000)
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	217,266	966
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	965
	China West Construction Group Co. Ltd. Class A	1,075,477	961
	Autohome Inc. Class A	143,957	960
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	958
*	Tangrenshen Group Co. Ltd. Class A	1,422,000	955
	Changchun BCHT Biotechnology Co. Ltd. Class A	294,538	954
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,760,387	952
	Zhuhai Port Co. Ltd. Class A	1,263,400	950
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	950
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	876,500	949
	Huangshan Novel Co. Ltd. Class A	588,000	949
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	948
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,734,700	946
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	945
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	941
	Appotronics Corp. Ltd. Class A	444,599	941
	Xiangyu Medical Co. Ltd. Class A	147,114	941
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	941
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	937
	Guizhou Gas Group Corp. Ltd. Class A	983,500	936
*	Phenix Optical Co. Ltd. Class A	320,521	936
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	1,055,903	935
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	930
	Rianlon Corp. Class A	212,700	930
	Haining China Leather Market Co. Ltd. Class A	1,496,500	928
	Three's Co. Media Group Co. Ltd. Class A	203,916	928
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	928
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,555,403	926
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	925
*	ADAMA Ltd. Class A	933,088	923
	Guangxi LiuYao Group Co. Ltd. Class A	366,320	918
	East China Engineering Science & Technology Co. Ltd. Class A	663,075	918
	CSG Holding Co. Ltd. Class A	1,382,132	917
	Zhejiang Hangmin Co. Ltd. Class A	925,800	914
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	912
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	521,040	911
	Dashang Co. Ltd. Class A	335,485	910
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	910
	Shanghai Bright Meat Group Co. Ltd. Class A	860,100	908
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	908
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	907
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	907
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	906
	Shenzhen Tellus Holding Co. Ltd. Class A	384,200	905
*	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	905
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,269,000	905
	Jiajiayue Group Co. Ltd. Class A	610,605	904
	Guizhou Tyre Co. Ltd. Class A	1,438,968	904
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	899
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	898
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	896
	Orient International Enterprise Ltd. Class A	870,800	896
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	896
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	895
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	895
*	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	892
*	China Union Holdings Ltd. Class A	1,762,187	891
	Hangzhou Onechance Tech Corp. Class A	254,009	890
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	888
	Jinlei Technology Co. Ltd. Class A	300,359	887
	Changhong Meiling Co. Ltd. Class A	879,900	887
*	Beijing North Star Co. Ltd. Class A	3,606,681	886
	Shandong Xiantan Co. Ltd. Class A	1,040,300	883
*	Jilin Yatai Group Co. Ltd. Class A	3,548,900	881
*	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	881
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	880
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	880
	Ningbo Cixing Co. Ltd. Class A	784,500	879
	ZhongYeDa Electric Co. Ltd. Class A	694,100	878

		Shares	Market Value ($000)
	Guangxi Energy Co. Ltd. Class A	1,553,500	877
*	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	874
	Guangdong Goworld Co. Ltd. Class A	486,000	874
	China Television Media Ltd. Class A	373,522	871
	Hunan Aihua Group Co. Ltd. Class A	392,897	868
	Zhende Medical Co. Ltd. Class A	281,700	866
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	865
[1]	Helens International Holdings Co. Ltd.	5,318,723	863
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	863
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	862
*	Guizhou Zhenhua E-chem Inc. Class A	452,140	862
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	859
*	Piesat Information Technology Co. Ltd. Class A	311,404	859
	Greattown Holdings Ltd. Class A	1,986,700	858
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	858
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,019,200	858
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	857
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	857
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	322,400	857
*	Wutong Holding Group Co. Ltd. Class A	1,303,200	856
	Yuneng Technology Co. Ltd. Class A	138,937	852
*	Top Energy Co. Ltd. Shanxi Class A	1,028,100	849
	Rainbow Digital Commercial Co. Ltd. Class A	1,079,692	848
	KingClean Electric Co. Ltd. Class A	265,519	848
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,430,300	848
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	847
*	Foshan Yowant Technology Co. Ltd. Class A	892,200	846
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,009,743	845
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	844
*	Transwarp Technology Shanghai Co. Ltd. Class A	118,130	844
	CITIC Press Corp. Class A	191,000	842
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	838
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	838
	Luolai Lifestyle Technology Co. Ltd. Class A	713,700	837
	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	837
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	834
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	834
	Wuhan Keqian Biology Co. Ltd. Class A	355,316	830
	Vatti Corp. Ltd. Class A	931,300	828
*	Bright Eye Hospital Group Co. Ltd. Class A	143,500	828
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	825
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	822
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	821
	Duolun Technology Corp. Ltd. Class A	683,500	818
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	814
	Xiamen International Airport Co. Ltd. Class A	401,520	813
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	813
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	811
	Guizhou Guihang Automotive Components Co. Ltd. Class A	379,600	809
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	806
*	VanJee Technology Co. Ltd. Class A	215,300	805
*	Eastone Century Technology Co. Ltd. Class A	927,000	805
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	803
	Xilinmen Furniture Co. Ltd. Class A	366,800	798
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	798
	Huabao Flavours & Fragrances Co. Ltd. Class A	303,144	797
	Ningbo Peacebird Fashion Co. Ltd. Class A	397,429	793
*	Shunfa Hengneng Corp. Class A	1,881,000	792
*	Truking Technology Ltd. Class A	666,100	792
*	World Union Group Inc. Class A	2,389,380	788
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	785
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	784
	Canny Elevator Co. Ltd. Class A	767,200	780
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,987,800	778
*	Marssenger Kitchenware Co. Ltd. Class A	396,800	778
	Xiamen Port Development Co. Ltd. Class A	670,600	774
*	China Wuyi Co. Ltd. Class A	2,073,805	771
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	768
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	768
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	766

		Shares	Market Value ($000)
	Baoxiniao Holding Co. Ltd. Class A	1,454,700	765
*	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	761
	Huangshan Tourism Development Co. Ltd. Class A	472,100	760
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	759
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	755
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	754
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	750
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	750
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	190,634	750
*	Blue Sail Medical Co. Ltd. Class A	846,803	749
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	749
	Qingdao Citymedia Co. Ltd. Class A	766,400	739
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	365,956	738
	Beijing Sanyuan Foods Co. Ltd. Class A	1,140,500	734
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	731
	Hongli Zhihui Group Co. Ltd. Class A	777,000	729
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	728
	Hengdian Entertainment Co. Ltd. Class A	301,400	718
	Center International Group Co. Ltd. Class A	502,088	718
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	480,400	716
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	805,900	713
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	711
	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	703
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	701
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,016,000	698
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	695
	Shenzhen Topraysolar Co. Ltd. Class A	1,376,300	692
*	KBC Corp. Ltd. Class A	187,135	688
*	Long Yuan Construction Group Co. Ltd. Class A	1,433,000	684
	Luyang Energy-Saving Materials Co. Ltd.	458,998	684
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	681
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	513,500	677
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	676
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	673
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	671
	Joeone Co. Ltd. Class A	544,200	664
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	662
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	183,020	662
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	381,100	662
*,3	China Grand Automotive Services Group Co. Ltd.	6,096,000	661
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	658
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	655
*	Cybrid Technologies Inc. Class A	420,000	654
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	233,240	653
	Bestore Co. Ltd. Class A	366,891	651
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	648
	Shenzhen Textile Holdings Co. Ltd. Class A	446,100	648
	Beijing Fengjing Automotive Parts Co. Ltd.	1,328,900	644
	Black Peony Group Co. Ltd. Class A	854,300	638
	Fuan Pharmaceutical Group Co. Ltd. Class A	980,800	635
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	634
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	628
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	622
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,640,600	616
	Goldcard Smart Group Co. Ltd. Class A	365,800	615
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	614
	Huludao Zinc Industry Co. Class A	1,290,700	590
	Shandong Head Group Co. Ltd. Class A	312,967	573
	Era Co. Ltd. Class A	974,000	567
*	Triumph New Energy Co. Ltd. Class A	361,900	542
*	Top Resource Energy Co. Ltd. Class A	762,200	535
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	533
*	Beijing Sinohytec Co. Ltd. Class A	163,755	515
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	501
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	492
	Bestsun Energy Co. Ltd. Class A	944,984	474
	Rongan Property Co. Ltd. Class A	1,575,300	413
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	351
*	China South City Holdings Ltd.	24,310,275	340
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	291

		Shares	Market Value ($000)
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	207
*,3	Orient Group Inc.	3,504,600	175
[2]	Orient Securities Co. Ltd. Class H	179,200	172
*	China Conch Environment Protection Holdings Ltd.	2,008,779	170
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	152
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	54
*,3	ChangjiangRunfa Health Industry Co. Ltd.	556,100	29
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	16
*,3	China Fishery Group Ltd.	9,033,000	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,3	Yango Group Co. Ltd. Class A	3,984,593	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	—
*,3	Blivex Energy Technology Co. Ltd.	3,837,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
			44,503,377
Colombia (0.0%)
	Grupo Cibest SA ADR	710,429	30,847
	Interconexion Electrica SA ESP	5,648,196	28,337
	Ecopetrol SA	66,886,868	28,045
	Cementos Argos SA	8,126,459	21,317
	Grupo Cibest SA	10,463	136
			108,682
Czech Republic (0.0%)
	CEZ A/S	2,028,044	117,504
	Komercni Banka A/S	1,079,454	51,420
[2]	Moneta Money Bank A/S	3,899,934	27,126
	Colt CZ Group SE	250,869	8,460
			204,510
Denmark (1.1%)
	Novo Nordisk A/S Class B	46,178,272	2,147,659
	DSV A/S	2,762,834	619,110
	Danske Bank A/S	9,344,487	370,710
	Novonesis Novozymes B	5,034,597	325,726
	Vestas Wind Systems A/S	14,583,616	266,269
*	Genmab A/S	902,993	194,412
	Pandora A/S	1,124,604	185,667
	Carlsberg A/S Class B	1,329,905	165,796
	Coloplast A/S Class B	1,778,685	162,451
	AP Moller - Maersk A/S Class B	57,840	114,220
	Tryg A/S	4,443,937	107,196
*,1,2	Orsted A/S	2,126,222	100,212
	Ringkjoebing Landbobank A/S	365,552	80,587
[1]	AP Moller - Maersk A/S Class A	39,188	76,894
*	NKT A/S	780,258	68,642
	ISS A/S	2,196,500	63,141
	Jyske Bank A/S (Registered)	625,549	62,800
*	ALK-Abello A/S Class B	1,903,334	55,223
	Sydbank A/S	744,650	55,169
	Royal Unibrew A/S	721,711	53,983
*	Zealand Pharma A/S	1,021,427	52,846
	ROCKWOOL A/S Class B	1,154,608	50,596
*	Demant A/S	1,218,161	46,153
	FLSmidth & Co. A/S	701,289	41,254
*	Bavarian Nordic A/S	1,124,767	40,712
	Alm Brand A/S	10,532,939	29,053
	Ambu A/S Class B	1,964,092	28,672
*,1	GN Store Nord A/S	1,889,493	27,068
*,2	Netcompany Group A/S	603,958	22,147
	H Lundbeck A/S	3,650,609	19,019
	Chemometec A/S	240,842	18,588
	Schouw & Co. A/S	176,811	16,653
[1]	TORM plc Class A	810,916	14,947
	D/S Norden A/S	265,214	9,223
	UIE plc	186,326	8,316
[2]	Scandinavian Tobacco Group A/S	633,714	8,294
*	Dfds A/S	411,375	7,385
*,1	NTG Nordic Transport Group A/S	222,560	6,670
[1]	Gubra A/S	71,897	4,005

		Shares	Market Value ($000)
	H Lundbeck A/S Class A	766,645	3,430
			5,730,898
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	33,532,667	64,964
	Eastern Co. SAE	17,806,367	12,446
	Talaat Moustafa Group	10,477,680	11,499
*	Fawry for Banking & Payment Technology Services SAE	23,176,556	6,132
	Telecom Egypt Co.	7,214,674	6,090
*	EFG Holding S.A.E.	11,318,811	5,544
*	U Consumer Finance	4,940,835	814
			107,489
Finland (0.6%)
	Nordea Bank Abp	47,629,745	695,003
	Sampo OYJ Class A	34,485,155	370,153
	Nokia OYJ	72,614,147	295,928
	Kone OYJ Class B	4,521,734	277,673
	UPM-Kymmene OYJ	7,427,625	192,508
	Wartsila OYJ Abp	6,588,885	182,041
	Metso OYJ	9,922,071	124,614
	Orion OYJ Class B	1,517,654	121,502
	Fortum OYJ	6,109,868	112,090
	Elisa OYJ	2,036,978	104,808
	Neste OYJ	5,923,808	93,493
[1]	Stora Enso OYJ	8,483,994	87,296
	Kesko OYJ Class B	3,840,346	83,525
	Konecranes OYJ	937,639	78,135
	Valmet OYJ	2,044,685	73,776
	Huhtamaki OYJ	1,272,310	43,792
	Mandatum OYJ	5,807,603	39,394
	Hiab OYJ Class B	523,351	35,716
	Kemira OYJ	1,633,975	34,773
*	Kojamo OYJ	2,206,878	28,009
	TietoEVRY OYJ	1,456,418	25,071
	Kalmar OYJ Class B	527,480	23,804
	Outokumpu OYJ	4,793,989	18,038
*	QT Group OYJ	257,125	17,693
[1]	Nokian Renkaat OYJ	1,720,268	15,444
[2]	Terveystalo OYJ	1,086,822	13,314
	Sanoma OYJ	942,775	10,902
	Revenio Group OYJ	300,870	9,010
[1]	Metsa Board OYJ Class B	2,018,220	7,425
[1]	Tokmanni Group Corp.	683,561	6,694
*	YIT OYJ	1,920,708	6,654
	Citycon OYJ	1,119,892	4,817
	Finnair OYJ	1,239,050	4,062
*,3	Ahlstrom-Munksjo OYJ	147,018	2,993
			3,240,150
France (6.0%)
	Schneider Electric SE	7,853,959	2,032,553
	LVMH Moet Hennessy Louis Vuitton SE	3,695,826	1,983,964
	TotalEnergies SE	29,483,019	1,753,223
	Airbus SE	8,468,730	1,702,682
	Safran SA	5,036,918	1,660,931
	Sanofi SA	15,547,082	1,395,673
	BNP Paribas SA	14,505,192	1,322,558
	EssilorLuxottica SA	4,176,728	1,241,969
	AXA SA	25,194,715	1,223,687
	Hermes International SCA	493,478	1,206,795
	Air Liquide SA Loyalty Shares	5,311,514	1,044,969
	Vinci SA	7,228,253	1,004,069
	L'Oreal SA Loyalty Shares	2,168,942	959,721
	Cie de Saint-Gobain SA	6,557,285	752,233
	Danone SA	9,165,532	750,079
	Societe Generale SA	10,400,068	663,822
	Air Liquide SA Loyalty Shares 2027	2,830,525	556,868
	Legrand SA	3,653,593	539,661
	L'Oreal SA (XPAR)	1,067,456	472,332
	Orange SA	30,095,291	457,782

		Shares	Market Value ($000)
	Cie Generale des Etablissements Michelin SCA	10,025,449	356,670
	Engie SA Loyalty Shares	15,546,706	349,463
	Thales SA	1,294,230	348,140
	Capgemini SE	2,236,014	332,890
	Dassault Systemes SE	9,580,493	314,731
	Publicis Groupe SA	3,298,833	301,453
	Veolia Environnement SA	8,776,371	297,423
	Pernod Ricard SA	2,774,283	285,110
	Kering SA	1,016,642	249,632
	Credit Agricole SA	13,498,587	248,435
	STMicroelectronics NV	9,318,994	236,833
	Engie SA (XPAR)	8,423,213	189,339
	Accor SA	3,213,500	162,873
	Bureau Veritas SA	4,736,715	145,872
	Unibail-Rodamco-Westfield	1,398,454	135,565
	Eiffage SA	1,001,485	134,435
	Eurofins Scientific SE	1,637,602	125,413
	SPIE SA	2,107,004	124,000
*	Alstom SA	5,144,216	120,664
	Carrefour SA	8,009,069	114,778
	Klepierre SA	2,986,276	113,992
	Bouygues SA	2,695,257	110,981
	Renault SA	2,710,885	100,305
	Edenred SE	3,487,691	99,602
	Rexel SA	3,216,707	97,223
	Gaztransport Et Technigaz SA	503,649	94,729
	Technip Energies NV	2,147,750	92,743
	Getlink SE	5,000,478	90,688
	BioMerieux	630,692	90,242
	SCOR SE	2,493,998	81,247
	Sartorius Stedim Biotech	401,580	80,248
	Dassault Aviation SA	256,703	79,926
	Teleperformance SE	770,558	75,123
	Nexans SA	518,786	74,560
	Gecina SA	736,690	72,397
	Elis SA	2,601,971	71,737
	Aeroports de Paris SA	556,683	67,567
[2]	Amundi SA	829,990	61,337
	Ipsen SA	501,858	59,135
	Arkema SA	862,756	58,669
	Bollore SE	9,980,777	57,570
	Covivio SA	768,954	49,784
	Sodexo SA Loyalty Shares	813,656	48,391
[2]	FDJ United	1,494,119	46,604
[1]	Vallourec SACA	2,363,524	44,172
	Sopra Steria Group	199,911	43,074
	Air Liquide SA	206,230	40,573
[2]	Ayvens SA	3,516,970	37,792
	L'Oreal SA	83,416	36,910
	SES SA Class A ADR	5,231,891	35,978
	Rubis SCA	1,123,485	35,576
	Vivendi SE	9,347,585	35,435
	Engie SA	1,547,377	34,782
	Alten SA	419,448	34,091
	Wendel SE	360,725	33,802
	Valeo SE	3,025,427	32,915
	Coface SA	1,491,367	27,729
	VusionGroup	97,822	25,146
	Pluxee NV	1,198,796	24,310
*	Forvia SE	1,907,790	24,254
	Eurazeo SE Loyalty Shares	409,452	24,027
	Virbac SACA	60,503	23,961
	IPSOS SA	504,461	22,651
*	Air France-KLM	1,700,357	22,316
*	ID Logistics Group SACA	43,019	21,595
	Trigano SA	114,995	19,611
[1]	Remy Cointreau SA	320,931	19,053
	Sodexo SA	316,030	18,795
	Societe BIC SA	290,248	17,648
[1,2]	Verallia SA	538,714	17,333

		Shares	Market Value ($000)
[1]	Argan SA	228,984	17,186
	JCDecaux SE	1,030,317	16,939
	Mercialys SA	1,298,206	16,051
*	SOITEC	366,095	15,857
	Carmila SA	784,033	15,404
	ICADE	646,365	15,361
	SEB SA Loyalty Shares	209,130	15,276
*	Ubisoft Entertainment SA	1,349,882	14,237
	Vicat SACA	215,327	13,945
*,1,2	Worldline SA	3,429,178	12,492
[1]	Interparfums SA	327,734	12,035
	Television Francaise 1 SA	1,219,071	11,656
	Opmobility	760,289	11,641
	Antin Infrastructure Partners SA	789,298	11,526
	Imerys SA	453,500	11,164
	Altarea SCA	88,808	10,961
	Metropole Television SA	746,955	10,911
	Eurazeo SE	175,480	10,297
	SEB SA (XPAR)	127,098	9,284
*	Nexity SA	696,176	9,071
	Mersen SA	317,376	8,692
	Derichebourg SA	1,209,516	7,954
	LISI SA Loyalty Shares	146,570	7,922
	Quadient SA	399,975	7,352
*,1	Wavestone	109,275	7,230
	Peugeot Invest SA	81,916	7,077
[1]	Eramet SA	123,312	6,819
*	Viridien	98,016	6,519
	Planisware SA	244,071	5,913
*,1,2	X-Fab Silicon Foundries SE	751,947	5,470
*,2	Elior Group SA	1,828,530	5,430
	GL Events SACA	151,933	5,239
	Fnac Darty SA	145,925	4,940
*	Forvia SE (MTAA)	380,259	4,903
*,1	Eutelsat Communications SACA	1,346,522	4,819
*	Etablissements Maurel et Prom SA	777,361	4,774
[1]	Beneteau SACA	506,552	4,703
*,1	Voltalia SA (Registered)	536,201	4,533
	Exosens SAS	85,324	3,986
	Equasens	71,530	3,924
	Lagardere SA	155,788	3,646
	Esso SA Francaise	31,029	3,413
	Manitou BF SA	154,178	3,401
*	Clariane SE	576,128	2,987
	LISI SA	52,652	2,846
*	OVH Groupe SA	232,140	2,794
	SEB SA	35,425	2,588
*	Emeis SA	154,987	2,411
*	Exail Technologies SA	16,941	2,289
	Sodexo Inc.	37,643	2,239
*,2	Aramis Group SAS	226,870	1,387
			30,337,113
Germany (5.6%)
	SAP SE	14,899,132	4,260,493
	Siemens AG (Registered)	10,641,371	2,710,393
	Allianz SE (Registered)	5,595,014	2,211,027
	Deutsche Telekom AG (Registered)	47,694,921	1,710,622
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,894,702	1,240,407
	Rheinmetall AG	619,426	1,226,153
*	Siemens Energy AG	9,208,104	1,066,103
	Deutsche Bank AG (Registered)	26,304,257	866,371
	Deutsche Boerse AG	2,664,647	771,115
	Infineon Technologies AG	18,845,381	740,306
	BASF SE	12,955,704	634,951
	Mercedes-Benz Group AG	10,950,410	620,015
	Deutsche Post AG	13,739,482	615,608
	E.ON SE	32,091,097	585,446
	adidas AG	2,418,635	462,271
	Commerzbank AG	12,158,399	443,367

		Shares	Market Value ($000)
	Bayer AG (Registered)	14,254,556	443,342
	Heidelberg Materials AG	1,827,174	421,520
	RWE AG	9,653,067	396,019
[1]	Bayerische Motoren Werke AG	4,142,603	394,175
	Daimler Truck Holding AG	7,230,703	351,740
	MTU Aero Engines AG	779,930	336,430
	Vonovia SE	10,157,096	315,231
	Fresenius SE & Co. KGaA	5,958,366	284,397
	Hannover Rueck SE	870,867	264,172
	Merck KGaA	1,876,576	234,543
[2]	Siemens Healthineers AG	4,297,076	231,452
	Symrise AG Class A	1,925,090	174,504
	Beiersdorf AG	1,374,258	170,768
*	Covestro AG (XETR)	2,450,044	166,042
	Fresenius Medical Care AG	3,043,529	154,372
	GEA Group AG	2,140,591	153,759
	QIAGEN NV	3,078,625	152,656
[2]	Scout24 SE	1,021,007	136,449
	Continental AG	1,566,786	133,820
	Nemetschek SE	824,597	122,859
	Talanx AG	873,451	115,773
	Brenntag SE	1,791,194	111,124
	Henkel AG & Co. KGaA	1,396,933	99,336
*,2	Zalando SE	3,389,443	98,830
	Knorr-Bremse AG	962,435	96,056
	Hensoldt AG	874,477	95,845
*,2	Delivery Hero SE Class A	3,188,780	95,168
	CTS Eventim AG & Co. KGaA	833,829	94,160
	LEG Immobilien SE	1,076,759	85,466
	thyssenkrupp AG	7,114,968	82,357
	RENK Group AG	1,028,712	79,856
	Deutsche Lufthansa AG (Registered)	8,739,149	74,937
	Evonik Industries AG	3,644,956	72,382
	KION Group AG	1,019,579	62,679
*	TUI AG	6,461,502	58,296
	Rational AG	74,435	57,460
	Freenet AG	1,734,810	56,265
	Bilfinger SE	516,894	55,610
	Bechtle AG	1,191,327	51,708
	HOCHTIEF AG	218,198	47,544
*,2	Auto1 Group SE	1,582,834	47,450
*	Nordex SE	1,800,994	44,207
	Volkswagen AG	410,440	43,771
[1]	Aurubis AG	435,158	43,405
	K+S AG (Registered)	2,561,193	38,745
	TAG Immobilien AG	2,397,642	38,549
*,1	Fraport AG Frankfurt Airport Services Worldwide	516,781	38,457
*	Aroundtown SA	10,187,999	36,739
*	IONOS Group SE	713,690	33,848
	flatexDEGIRO AG	1,105,354	33,407
[1]	LANXESS AG	1,191,002	32,707
[1]	Puma SE	1,487,682	31,447
[1]	Traton SE	892,606	30,537
	United Internet AG (Registered)	1,016,069	29,124
	Krones AG	195,834	28,998
	HUGO BOSS AG	603,857	28,124
[1]	Carl Zeiss Meditec AG	503,090	27,741
	AIXTRON SE	1,622,893	27,328
[2]	DWS Group GmbH & Co. KGaA	441,343	26,429
[1]	Gerresheimer AG	497,369	24,522
*,1,2	Redcare Pharmacy NV	219,096	24,252
	Stroeer SE & Co. KGaA	444,003	23,857
*	HelloFresh SE	2,193,859	23,085
	Fielmann Group AG	334,445	21,191
[1]	RTL Group SA	521,163	20,543
	Sixt SE	195,723	20,295
*,2	TeamViewer SE	1,877,533	19,201
[1]	Wacker Chemie AG	252,847	18,820
[1]	Kontron AG	554,109	17,876
	Deutsche Wohnen SE	702,463	17,819

		Shares	Market Value ($000)
	Duerr AG	688,996	17,709
	Atoss Software SE	130,463	17,499
*,1,2	Covestro AG	252,129	17,369
	Schaeffler AG	2,886,345	16,688
	Deutz AG	1,900,302	16,665
*,1	Evotec SE	2,078,949	16,610
[2]	Befesa SA	553,027	16,583
	Hornbach Holding AG & Co. KGaA	139,884	16,448
[1]	ProSiebenSat.1 Media SE	1,774,284	16,173
	Eckert & Ziegler SE	206,712	15,725
[1]	Jenoptik AG	725,106	15,367
	FUCHS SE	412,282	14,501
	Vossloh AG	138,389	13,573
[1]	Schott Pharma AG & Co. KGaA	497,489	13,427
*	Hypoport SE	58,990	12,588
*	Grand City Properties SA	948,465	11,958
[1,2]	Deutsche Pfandbriefbank AG	1,886,219	11,743
[1]	Wacker Neuson SE	406,296	10,629
[1]	CANCOM SE	359,951	10,545
	KWS Saat SE & Co. KGaA	143,462	10,218
	Stabilus SE	353,653	10,138
*	CECONOMY AG	1,939,862	9,802
[1]	Suedzucker AG	819,972	9,390
[1]	PNE AG	522,634	9,012
	Pfeiffer Vacuum Technology AG	49,819	8,840
	Elmos Semiconductor SE	88,178	8,801
	Dermapharm Holding SE	214,262	8,206
[1]	Salzgitter AG	313,790	8,136
	Springer Nature AG & Co. KGaA	378,163	8,095
[1]	1&1 AG	381,795	8,026
[1]	Norma Group SE	446,677	7,951
[1]	GRENKE AG	364,491	7,423
	Indus Holding AG	274,353	7,412
[1]	Siltronic AG	154,031	6,660
[1]	Nagarro SE	98,795	6,248
[1]	Kloeckner & Co. SE	825,372	6,019
[1]	Adtran Networks SE	251,681	5,945
*	Douglas AG	474,946	5,659
[1]	Secunet Security Networks AG	22,090	5,492
[1]	Energiekontor AG	92,277	5,186
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	430,629	5,136
[1]	PATRIZIA SE	560,767	5,004
	Wuestenrot & Wuerttembergische AG	312,642	5,003
	GFT Technologies SE	241,421	5,001
[1]	Deutsche Beteiligungs AG	165,875	4,610
*,1	SMA Solar Technology AG	194,460	4,451
[1]	Adesso SE	47,429	4,382
	Deutsche EuroShop AG	158,903	3,413
[1]	Verbio SE	259,221	3,359
*,1	SGL Carbon SE	782,330	3,064
	STRATEC SE	91,596	2,896
	AlzChem Group AG	15,605	2,642
*,1	BayWa AG	184,914	2,051
[1]	Takkt AG	332,059	2,038
			28,183,733
Greece (0.2%)
	National Bank of Greece SA	12,148,737	169,457
	Eurobank Ergasias Services & Holdings SA	35,982,801	132,070
	Piraeus Financial Holdings SA	15,691,232	120,657
	Alpha Bank SA	30,372,641	113,689
	OPAP SA	2,531,537	56,698
	JUMBO SA	1,609,023	54,272
	Public Power Corp. SA	2,672,504	43,347
	Hellenic Telecommunications Organization SA	1,595,211	28,911
	Motor Oil Hellas Corinth Refineries SA	878,367	25,163
	GEK Terna SA	958,893	23,667
	Titan SA	526,193	21,692
	Optima bank SA	2,628,663	21,645
	Athens International Airport SA	1,026,434	11,707

		Shares	Market Value ($000)
	Hellenic Telecommunications Organization SA ADR	1,283,191	11,677
	HELLENiQ ENERGY Holdings SA	1,287,248	11,301
	Cenergy Holdings SA	870,886	10,158
*	LAMDA Development SA	1,094,232	8,308
	Aegean Airlines SA	551,295	7,927
	Hellenic Exchanges - Athens Stock Exchange SA	874,580	6,954
	Sarantis SA	403,762	6,171
	Holding Co. ADMIE IPTO SA	1,552,263	5,846
*	Aktor SA Holding Co. Technical & Energy Projects	805,089	5,726
*	Piraeus Port Authority SA	96,985	5,323
	Athens Water Supply & Sewage Co. SA	606,719	5,077
*	Intralot SA-Integrated Information Systems & Gaming Services	3,832,613	4,837
	Viohalco SA	605,606	4,189
	Autohellas Tourist & Trading SA	298,644	3,625
	Fourlis Holdings SA	693,500	3,516
	Quest Holdings SA	405,424	3,382
	Ideal Holdings SA	407,904	2,790
*	Intracom Holdings SA (Registered)	697,569	2,629
	Ellaktor SA	1,192,089	1,803
			934,214
Hong Kong (1.4%)
	AIA Group Ltd.	155,050,494	1,445,718
	Hong Kong Exchanges & Clearing Ltd.	17,319,283	937,299
	CK Hutchison Holdings Ltd.	38,514,260	250,689
	Techtronic Industries Co. Ltd.	20,736,941	247,965
	Sun Hung Kai Properties Ltd.	20,192,109	239,831
	BOC Hong Kong Holdings Ltd.	52,137,900	234,113
	Link REIT	37,402,972	208,400
	CLP Holdings Ltd.	23,111,311	200,601
	Jardine Matheson Holdings Ltd.	2,845,540	154,517
	Galaxy Entertainment Group Ltd.	31,385,625	153,057
	Hang Seng Bank Ltd.	10,035,851	146,189
	Lenovo Group Ltd.	112,060,297	143,689
	Hong Kong & China Gas Co. Ltd.	155,488,177	138,783
	Power Assets Holdings Ltd.	19,772,421	130,184
	CK Asset Holdings Ltd.	26,295,167	120,490
[2]	WH Group Ltd.	112,813,579	112,942
	Hongkong Land Holdings Ltd.	14,908,004	90,055
	MTR Corp. Ltd.	22,868,414	82,264
	Shenzhou International Group Holdings Ltd.	11,413,304	82,139
	Sands China Ltd.	32,790,671	79,379
	Wharf Real Estate Investment Co. Ltd.	22,107,906	70,188
[1]	Henderson Land Development Co. Ltd.	18,702,942	65,447
	CK Infrastructure Holdings Ltd.	8,795,676	61,948
	SITC International Holdings Co. Ltd.	18,842,448	60,923
	Sino Land Co. Ltd.	52,088,963	60,043
	Swire Pacific Ltd. Class A	5,950,032	53,784
	AAC Technologies Holdings Inc.	10,612,292	53,658
	Want Want China Holdings Ltd.	61,124,511	44,179
[1]	Chow Tai Fook Jewellery Group Ltd.	24,865,514	41,528
	PCCW Ltd.	56,842,742	40,725
	PRADA SpA	7,422,878	40,402
[1]	Wharf Holdings Ltd.	13,768,707	39,158
[2]	Samsonite Group SA	19,053,361	38,863
	Swire Properties Ltd.	14,435,750	38,691
	ASMPT Ltd.	4,512,582	38,175
	Orient Overseas International Ltd.	1,878,669	33,802
[1]	Guotai Junan International Holdings Ltd.	35,599,952	29,017
*	MMG Ltd.	56,702,137	27,570
[2]	BOC Aviation Ltd.	3,004,536	27,296
	United Laboratories International Holdings Ltd.	13,885,797	26,030
	First Pacific Co. Ltd.	32,725,977	25,750
[1,2]	Budweiser Brewing Co. APAC Ltd.	24,348,556	25,560
	Hang Lung Properties Ltd.	24,749,667	25,489
	MGM China Holdings Ltd.	11,903,806	25,132
*,1,2	Everest Medicines Ltd.	3,099,612	25,099
	Xinyi Glass Holdings Ltd.	23,298,865	24,016
	Kerry Properties Ltd.	8,344,413	22,280
	Hang Lung Group Ltd.	12,207,649	22,055

		Shares	Market Value ($000)
	Bank of East Asia Ltd.	13,941,959	21,550
	Cathay Pacific Airways Ltd.	14,062,987	20,902
	Pacific Basin Shipping Ltd.	66,985,523	19,356
[1]	Wynn Macau Ltd.	21,667,719	17,958
	Yue Yuen Industrial Holdings Ltd.	11,138,908	17,422
	VTech Holdings Ltd.	2,327,722	17,248
	Hysan Development Co. Ltd.	8,392,995	16,701
	Stella International Holdings Ltd.	8,371,803	16,627
*,1	New World Development Co. Ltd.	19,994,422	16,373
	Johnson Electric Holdings Ltd.	5,302,648	15,629
	DFI Retail Group Holdings Ltd.	4,518,690	15,578
*,1	SJM Holdings Ltd.	36,057,253	14,263
*,1,2	CARsgen Therapeutics Holdings Ltd.	5,101,500	14,060
	Fortune REIT	20,532,671	13,196
[1]	CTF Services Ltd.	13,337,126	13,075
	Luk Fook Holdings International Ltd.	4,740,475	12,370
*,1	Cowell e Holdings Inc.	3,670,833	12,350
[1]	CGN Mining Co. Ltd.	47,375,000	12,156
	Man Wah Holdings Ltd.	21,322,793	12,028
	Vitasoy International Holdings Ltd.	9,358,026	10,925
	VSTECS Holdings Ltd.	8,512,627	9,852
*,1	Vobile Group Ltd.	22,230,636	9,839
	HKBN Ltd.	15,080,577	9,580
	Nexteer Automotive Group Ltd.	12,563,741	9,376
	Dah Sing Financial Holdings Ltd.	2,493,266	9,249
	Shangri-La Asia Ltd.	15,952,647	9,241
*,1	Melco International Development Ltd.	12,710,233	8,789
	SUNeVision Holdings Ltd.	8,687,064	8,575
*	NagaCorp Ltd.	15,737,328	8,289
*,1,2	FIT Hon Teng Ltd.	24,152,576	8,130
	Swire Pacific Ltd. Class B	4,891,444	7,685
*,1	Theme International Holdings Ltd.	68,560,416	7,337
[1]	China Travel International Investment Hong Kong Ltd.	30,723,626	7,224
	Champion REIT	25,926,197	7,220
*,1	Mongolian Mining Corp.	6,990,000	6,999
[1]	United Energy Group Ltd.	96,167,817	6,967
	CITIC Telecom International Holdings Ltd.	20,389,157	6,610
*,3	Jinchuan Group International Resources Co. Ltd.	75,855,080	6,184
	Dah Sing Banking Group Ltd.	5,250,647	6,138
[1]	Huabao International Holdings Ltd.	13,825,468	6,023
*,1	Super Hi International Holding Ltd.	2,889,331	5,934
*,1	Realord Group Holdings Ltd.	5,438,715	5,850
*,1	Envision Greenwise Holdings Ltd.	6,004,917	5,541
	IGG Inc.	10,330,256	5,410
	Chow Sang Sang Holdings International Ltd.	4,606,782	4,866
	Prosperity REIT	27,295,006	4,759
	K Wah International Holdings Ltd.	17,157,282	4,728
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,795,282	4,411
	Value Partners Group Ltd.	15,864,256	4,315
[1]	Cafe de Coral Holdings Ltd.	4,557,439	4,199
	KLN Logistics Group Ltd.	3,779,396	3,974
	Sunlight REIT	13,667,013	3,946
*	Television Broadcasts Ltd.	6,748,899	3,584
	Truly International Holdings Ltd.	21,455,268	3,217
	SmarTone Telecommunications Holdings Ltd.	5,415,637	3,169
	Giordano International Ltd.	16,616,259	3,151
[1]	LK Technology Holdings Ltd.	6,942,605	2,795
	Texhong International Group Ltd.	3,737,566	2,263
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,193
	CITIC Resources Holdings Ltd.	40,960,497	2,108
*	Asia Cement China Holdings Corp.	6,091,227	2,031
	Far East Consortium International Ltd.	17,838,170	1,787
*,2	IMAX China Holding Inc.	1,481,618	1,597
	Singamas Container Holdings Ltd.	18,140,193	1,590
[1]	C-Mer Medical Holdings Ltd.	6,872,736	1,589
*	Shun Tak Holdings Ltd.	17,434,021	1,467
[1]	Sa Sa International Holdings Ltd.	13,422,275	1,057
*	Powerlong Real Estate Holdings Ltd.	11,613,942	532

		Shares	Market Value ($000)
*	OCI International Holdings Ltd.	3,995,369	202
			6,846,451
Hungary (0.1%)
	OTP Bank Nyrt.	3,376,256	273,969
	Richter Gedeon Nyrt.	1,981,852	59,432
	MOL Hungarian Oil & Gas plc	6,407,793	55,674
	Magyar Telekom Telecommunications plc	4,243,508	21,071
	Opus Global Nyrt.	4,708,438	7,702
			417,848
Iceland (0.0%)
	Islandsbanki HF	27,318,514	27,823
[2]	Arion Banki HF	18,579,400	26,506
*	Alvotech SA	1,562,460	14,371
	Hagar hf	14,021,015	12,016
	Festi hf	4,274,948	10,355
	Kvika banki hf	64,199,255	9,307
	Reitir fasteignafelag hf	9,521,583	8,783
	Heimar HF	21,652,583	6,665
	Eimskipafelag Islands hf	1,501,179	4,454
	Sjova-Almennar Tryggingar hf	11,926,048	4,378
	Siminn HF	35,328,092	3,875
	Skagi Hf	19,851,770	3,150
*	Olgerdin Egill Skallagrims HF	21,041,180	2,932
*	Icelandair Group HF	287,157,748	2,430
*	Kaldalon hf	8,140,896	1,646
			138,691
India (5.7%)
	HDFC Bank Ltd.	81,914,274	1,879,794
	Reliance Industries Ltd.	98,507,544	1,555,680
	ICICI Bank Ltd.	76,258,583	1,284,142
	Infosys Ltd.	50,912,303	865,863
	Bharti Airtel Ltd. (XNSE)	39,030,238	849,655
	Tata Consultancy Services Ltd.	14,783,886	509,844
	Mahindra & Mahindra Ltd.	13,456,520	490,202
	Bajaj Finance Ltd.	40,620,470	406,504
	Larsen & Toubro Ltd.	9,737,716	402,710
	Axis Bank Ltd.	33,135,776	402,403
	Hindustan Unilever Ltd.	12,811,965	367,954
	Kotak Mahindra Bank Ltd.	15,804,258	356,075
	Sun Pharmaceutical Industries Ltd.	15,430,755	299,666
	Maruti Suzuki India Ltd.	1,900,020	272,537
	NTPC Ltd.	68,436,798	259,740
	HCL Technologies Ltd.	15,206,659	253,497
	UltraTech Cement Ltd.	1,730,652	240,965
*	Eternal Ltd.	64,914,648	226,559
	Tata Motors Ltd.	29,786,065	225,143
	Bharat Electronics Ltd.	51,613,743	224,225
	Power Grid Corp. of India Ltd.	65,340,997	216,002
	Tata Steel Ltd.	119,945,557	215,402
	ITC Ltd.	43,349,737	203,297
	Titan Co. Ltd.	5,315,556	202,344
	State Bank of India	20,523,829	185,955
*,2	InterGlobe Aviation Ltd.	2,736,885	183,668
	Asian Paints Ltd.	6,349,001	173,300
*	Jio Financial Services Ltd.	45,075,361	168,561
	Adani Ports & Special Economic Zone Ltd.	10,633,502	165,851
	Hindalco Industries Ltd.	20,986,973	162,473
	Grasim Industries Ltd.	5,151,201	160,941
	Oil & Natural Gas Corp. Ltd.	55,899,972	153,151
	Max Healthcare Institute Ltd.	10,711,582	151,971
	JSW Steel Ltd.	12,668,902	151,124
	Trent Ltd.	2,619,947	149,443
	Tech Mahindra Ltd.	8,989,114	149,130
	Cipla Ltd.	8,099,670	143,042
	Hindustan Aeronautics Ltd.	2,740,665	141,051
	Coal India Ltd.	32,774,796	140,160
	Divi's Laboratories Ltd.	1,839,428	137,745
	Nestle India Ltd.	5,180,303	132,615

		Shares	Market Value ($000)
[2]	SBI Life Insurance Co. Ltd.	6,232,596	130,389
	Shriram Finance Ltd.	18,028,956	129,125
	Apollo Hospitals Enterprise Ltd.	1,434,381	122,289
	Bajaj Finserv Ltd.	5,524,382	122,241
	Eicher Motors Ltd.	1,935,154	120,411
[2]	HDFC Life Insurance Co. Ltd.	13,690,135	117,628
	Varun Beverages Ltd.	19,425,126	115,450
	Tata Consumer Products Ltd.	9,369,673	114,414
	Dr Reddy's Laboratories Ltd.	7,828,742	112,951
	Vedanta Ltd.	23,375,329	112,888
	Britannia Industries Ltd.	1,704,023	112,117
*	Suzlon Energy Ltd.	157,575,498	109,939
	Tata Power Co. Ltd.	24,301,109	109,768
	TVS Motor Co. Ltd.	3,385,785	107,842
	Bharat Petroleum Corp. Ltd.	28,620,974	106,955
	Adani Enterprises Ltd.	3,771,464	104,133
	Indian Hotels Co. Ltd. Class A	12,254,504	103,074
*,2	Avenue Supermarts Ltd.	2,120,576	102,977
*	Adani Power Ltd.	15,141,205	100,902
	Cholamandalam Investment & Finance Co. Ltd.	6,080,969	99,689
	Power Finance Corp. Ltd.	20,959,644	97,564
*	PB Fintech Ltd.	4,506,029	92,468
	Coforge Ltd.	4,645,219	92,044
[2]	HDFC Asset Management Co. Ltd.	1,426,276	91,663
	Dixon Technologies India Ltd.	476,712	91,083
	Hero MotoCorp Ltd.	1,872,040	90,687
*	Indian Oil Corp. Ltd.	54,520,127	90,069
	Bajaj Auto Ltd.	965,784	87,932
	Persistent Systems Ltd.	1,504,091	87,901
	Godrej Consumer Products Ltd.	5,790,829	82,972
	Wipro Ltd.	29,441,089	82,817
	DLF Ltd.	9,230,298	82,091
	REC Ltd.	17,998,481	80,675
	Info Edge India Ltd.	5,048,022	79,714
	BSE Ltd.	2,876,223	79,191
	Cummins India Ltd.	1,958,860	79,115
*	Indus Towers Ltd.	19,105,857	78,794
	GAIL India Ltd.	38,883,557	78,328
[2]	LTIMindtree Ltd.	1,338,985	77,455
	Ambuja Cements Ltd.	11,442,151	77,040
	Lupin Ltd.	3,481,530	76,096
[2]	ICICI Lombard General Insurance Co. Ltd.	3,458,674	75,902
	Pidilite Industries Ltd.	2,277,026	74,458
	SRF Ltd.	2,093,319	72,423
	Samvardhana Motherson International Ltd.	63,684,807	70,094
	CG Power & Industrial Solutions Ltd.	9,223,724	69,255
	Fortis Healthcare Ltd.	7,047,747	68,629
	Hindustan Petroleum Corp. Ltd.	13,826,762	65,647
	UPL Ltd.	8,204,872	65,642
	Torrent Pharmaceuticals Ltd.	1,532,506	65,232
	United Spirits Ltd.	4,246,240	64,830
*	Max Financial Services Ltd.	3,796,957	64,826
	Marico Ltd.	7,617,127	61,543
	Bajaj Holdings & Investment Ltd.	385,271	61,174
	Federal Bank Ltd.	26,160,662	60,181
	Jindal Steel & Power Ltd.	5,407,445	59,283
*	Yes Bank Ltd.	268,808,773	57,809
	Bosch Ltd.	124,596	57,287
	Havells India Ltd.	3,330,458	56,883
	Embassy Office Parks REIT	12,577,409	56,708
	Solar Industries India Ltd.	350,659	56,670
[2]	Lodha Developers Ltd.	4,041,966	56,516
	PI Industries Ltd.	1,166,087	56,435
	Ashok Leyland Ltd.	41,056,476	56,422
	Polycab India Ltd.	726,332	56,290
	GE Vernova T&D India Ltd.	1,792,068	55,535
*	One 97 Communications Ltd.	4,440,434	54,874
	MRF Ltd.	32,336	54,412
	Sundaram Finance Ltd.	993,120	52,824
[2]	Laurus Labs Ltd.	5,319,093	52,816

		Shares	Market Value ($000)
	Coromandel International Ltd.	1,718,610	52,553
*	Aurobindo Pharma Ltd.	4,019,423	51,968
	Dabur India Ltd.	8,560,619	51,579
	Mphasis Ltd.	1,615,909	51,020
	Tube Investments of India Ltd.	1,561,573	50,414
	Shree Cement Ltd.	143,630	50,349
	Voltas Ltd.	3,325,629	50,195
*	Hyundai Motor India Ltd.	2,047,054	50,195
	Glenmark Pharmaceuticals Ltd.	2,065,757	50,133
	Bharat Heavy Electricals Ltd.	18,483,184	50,004
	Bharat Forge Ltd.	3,737,943	49,752
*	Godrej Properties Ltd.	2,057,908	49,068
	State Bank of India GDR	534,453	48,923
	Colgate-Palmolive India Ltd.	1,903,525	48,672
	ABB India Ltd.	759,008	47,528
*	Mankind Pharma Ltd.	1,621,428	47,306
	Page Industries Ltd.	83,971	46,686
	APL Apollo Tubes Ltd.	2,563,898	46,658
*	Siemens Energy India Ltd.	1,261,902	46,643
*	Vishal Mega Mart Ltd.	29,385,498	46,634
	Muthoot Finance Ltd.	1,540,173	45,804
	Phoenix Mills Ltd.	2,689,096	45,381
	JSW Energy Ltd.	7,701,673	45,066
[2]	AU Small Finance Bank Ltd.	5,258,539	44,309
	Siemens Ltd.	1,272,954	43,829
*	Adani Green Energy Ltd.	3,875,507	43,223
	NHPC Ltd.	45,498,362	42,938
	Supreme Industries Ltd.	875,595	42,802
	Prestige Estates Projects Ltd.	2,270,021	41,941
	Hitachi Energy India Ltd.	183,083	41,710
	Torrent Power Ltd.	2,740,137	40,690
	Jubilant Foodworks Ltd.	5,452,525	40,626
	360 ONE WAM Ltd.	3,374,320	40,388
	IDFC First Bank Ltd.	51,516,454	40,250
	Bank of Baroda	14,881,827	40,212
	NMDC Ltd.	49,712,088	39,956
	Zydus Lifesciences Ltd.	3,613,734	39,797
*	WAAREE Energies Ltd.	1,170,107	39,709
*	FSN E-Commerce Ventures Ltd.	16,602,443	39,609
	Punjab National Bank	33,048,433	39,524
	SBI Cards & Payment Services Ltd.	4,290,315	39,492
	Oil India Ltd.	7,838,298	39,209
	JK Cement Ltd.	515,065	39,004
*	GMR Airports Ltd.	38,047,082	38,834
*	Adani Energy Solutions Ltd.	4,208,308	38,462
	KEI Industries Ltd.	879,355	38,405
*	Delhivery Ltd.	7,840,853	37,905
	Kalyan Jewellers India Ltd.	5,562,258	37,507
[2]	Indian Railway Finance Corp. Ltd.	25,672,805	37,369
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,326,697	37,355
	Blue Star Ltd.	1,869,018	36,853
*	ITC Hotels Ltd.	13,722,283	35,970
	Indian Railway Catering & Tourism Corp. Ltd.	4,311,949	35,547
	Balkrishna Industries Ltd.	1,155,613	35,165
	Petronet LNG Ltd.	10,720,962	35,148
	Tata Elxsi Ltd.	496,348	34,389
	Jindal Stainless Ltd.	4,350,365	34,342
	Mazagon Dock Shipbuilders Ltd.	1,094,128	34,332
	Crompton Greaves Consumer Electricals Ltd.	9,240,831	33,916
	Patanjali Foods Ltd.	1,587,650	33,795
	Ipca Laboratories Ltd.	1,999,728	33,487
	Bharti Airtel Ltd.	2,040,723	33,387
[2]	Sona Blw Precision Forgings Ltd.	6,440,747	32,810
	Alkem Laboratories Ltd.	572,447	32,798
	Radico Khaitan Ltd.	1,051,800	32,749
	Union Bank of India Ltd.	21,999,810	32,672
	Container Corp. of India Ltd.	4,957,440	32,588
	Oracle Financial Services Software Ltd.	337,368	32,390
	Rail Vikas Nigam Ltd.	8,173,935	32,231
	Tata Communications Ltd.	1,625,062	31,883

		Shares	Market Value ($000)
	Canara Bank	25,980,093	31,617
[1]	Wipro Ltd. ADR	11,574,656	31,483
	Multi Commodity Exchange of India Ltd.	359,104	31,338
	Oberoi Realty Ltd.	1,686,083	31,213
	Cholamandalam Financial Holdings Ltd.	1,435,245	30,808
	UNO Minda Ltd.	2,571,768	30,462
	Hindustan Zinc Ltd.	6,252,178	30,101
*	Vodafone Idea Ltd.	382,580,499	30,037
	KPIT Technologies Ltd.	2,149,014	29,922
	Steel Authority of India Ltd.	20,767,955	29,327
	Computer Age Management Services Ltd.	685,149	29,029
	Biocon Ltd.	6,508,863	28,936
	Navin Fluorine International Ltd.	492,969	28,336
	LIC Housing Finance Ltd.	4,242,803	28,255
*,2	Krishna Institute of Medical Sciences Ltd.	3,268,643	27,981
	Mahindra & Mahindra Financial Services Ltd.	9,451,508	27,680
	Dalmia Bharat Ltd.	1,089,141	27,665
	Astral Ltd.	1,722,311	27,470
	Indian Bank	3,870,047	27,362
	Schaeffler India Ltd.	581,847	27,301
	L&T Finance Ltd.	11,793,235	27,130
*	Aditya Birla Capital Ltd.	9,294,844	27,081
	National Aluminium Co. Ltd.	12,865,064	26,986
	Exide Industries Ltd.	6,127,036	26,755
[2]	Gland Pharma Ltd.	1,135,570	26,623
*	Kaynes Technology India Ltd.	377,518	26,441
*	Swiggy Ltd.	5,662,448	25,965
*,2	PNB Housing Finance Ltd.	2,295,997	25,739
*	Amber Enterprises India Ltd.	284,675	25,702
	Tata Chemicals Ltd.	2,293,540	25,634
*	Central Depository Services India Ltd.	1,485,712	24,975
	Lloyds Metals & Energy Ltd.	1,439,398	24,686
	Apar Industries Ltd.	243,906	24,683
*	Reliance Power Ltd.	41,238,090	24,656
[2]	Cochin Shipyard Ltd.	1,218,548	24,438
	Bharat Dynamics Ltd.	1,325,465	24,349
	Piramal Enterprises Ltd.	1,681,913	23,926
	Apollo Tyres Ltd.	4,674,217	23,892
	Redington Ltd.	8,413,230	23,887
	ACC Ltd.	1,170,914	23,816
	Ramco Cements Ltd.	1,779,716	23,809
	JB Chemicals & Pharmaceuticals Ltd.	1,157,808	23,346
	Indraprastha Gas Ltd.	10,055,623	23,342
[2]	Nippon Life India Asset Management Ltd.	2,486,420	22,945
[2]	Aster DM Healthcare Ltd.	3,337,925	22,942
	Berger Paints India Ltd.	3,543,644	22,771
	Bharti Hexacom Ltd.	1,079,105	22,611
	Manappuram Finance Ltd.	7,851,572	22,605
[2]	Brookfield India Real Estate Trust	6,248,910	22,419
	Motilal Oswal Financial Services Ltd.	2,160,783	22,365
	Adani Total Gas Ltd.	3,250,514	22,269
[2]	Syngene International Ltd.	2,701,913	21,938
	GlaxoSmithKline Pharmaceuticals Ltd.	609,370	21,891
	United Breweries Ltd.	982,902	21,752
	Narayana Hrudayalaya Ltd.	994,192	21,686
[2]	Bandhan Bank Ltd.	11,351,562	21,685
*	Wockhardt Ltd.	1,144,907	21,637
*	Brigade Enterprises Ltd.	1,888,632	21,593
	Gujarat Fluorochemicals Ltd.	518,244	21,173
	Kalpataru Projects International Ltd.	1,624,391	21,161
*	Deepak Nitrite Ltd.	992,794	20,780
	Linde India Ltd.	273,760	20,419
*	AWL Agri Business Ltd.	6,736,715	20,092
	Welspun Corp. Ltd.	1,875,635	19,917
[2]	General Insurance Corp. of India	4,424,307	19,682
	Thermax Ltd.	437,083	19,594
*,2	RBL Bank Ltd.	6,447,029	19,520
	Timken India Ltd.	508,201	19,218
[2]	L&T Technology Services Ltd.	392,932	19,192
	Piramal Pharma Ltd.	8,589,729	19,190

		Shares	Market Value ($000)
*	EID Parry India Ltd.	1,367,005	19,166
	Ajanta Pharma Ltd.	609,331	19,067
[2]	Dr Lal PathLabs Ltd.	530,034	18,969
	Emami Ltd.	2,759,118	18,845
	Godfrey Phillips India Ltd.	181,035	18,735
	SKF India Ltd.	336,350	18,713
	KEC International Ltd.	1,910,160	18,698
	KPR Mill Ltd.	1,439,728	18,642
	Angel One Ltd.	630,289	18,622
*	Global Health Ltd.	1,236,479	18,474
*	Five-Star Business Finance Ltd.	2,734,523	18,426
	PG Electroplast Ltd.	1,986,498	18,280
	NBCC India Ltd.	14,851,333	18,194
	UTI Asset Management Co. Ltd.	1,190,338	17,991
	Tata Technologies Ltd.	2,250,334	17,952
*	IIFL Finance Ltd.	3,294,770	17,866
	CRISIL Ltd.	294,740	17,811
	CESC Ltd.	9,239,925	17,765
*	Affle 3i Ltd.	798,841	17,760
	Zee Entertainment Enterprises Ltd.	13,180,442	17,689
	Neuland Laboratories Ltd.	115,901	17,524
*	Bajaj Housing Finance Ltd.	13,456,783	17,388
	Housing & Urban Development Corp. Ltd.	7,192,558	17,323
*	Poonawalla Fincorp Ltd.	3,598,563	17,270
	Castrol India Ltd.	6,946,672	17,209
	Amara Raja Energy & Mobility Ltd.	1,562,563	17,114
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	942,567	17,104
	Firstsource Solutions Ltd.	4,376,554	16,980
	Atul Ltd.	224,576	16,938
	Karur Vysya Bank Ltd.	5,646,427	16,921
	Carborundum Universal Ltd.	1,596,271	16,915
	Nuvama Wealth Management Ltd.	204,887	16,882
	Sundram Fasteners Ltd.	1,502,240	16,839
*	Star Health & Allied Insurance Co. Ltd.	3,318,696	16,809
	Kfin Technologies Ltd.	1,369,753	16,801
	Bank of India	13,112,548	16,588
	Cyient Ltd.	1,209,743	16,562
*	Cohance Lifesciences Ltd.	1,457,522	16,545
*	Indian Renewable Energy Development Agency Ltd.	9,675,263	16,156
	Sammaan Capital Ltd.	11,145,249	16,046
*	Inox Wind Ltd.	9,387,445	16,024
	AIA Engineering Ltd.	445,412	15,910
	Kajaria Ceramics Ltd.	1,187,949	15,899
	Himadri Speciality Chemical Ltd.	2,959,923	15,899
*	Jaiprakash Power Ventures Ltd.	66,035,270	15,747
	Escorts Kubota Ltd.	412,204	15,740
	Aditya Birla Real Estate Ltd.	728,354	15,639
*	NTPC Green Energy Ltd.	13,249,255	15,621
*	Reliance Infrastructure Ltd.	4,174,497	15,534
	Great Eastern Shipping Co. Ltd.	1,449,169	15,462
	Elgi Equipments Ltd.	2,387,332	15,435
[2]	Premier Energies Ltd.	1,309,794	15,293
*	Onesource Specialty Pharma Ltd.	680,137	15,257
*	IndusInd Bank Ltd.	1,678,665	15,230
	Motherson Sumi Wiring India Ltd.	36,071,965	15,214
	Anand Rathi Wealth Ltd.	499,736	15,044
*	ZF Commercial Vehicle Control Systems India Ltd.	100,164	15,035
	Zensar Technologies Ltd.	1,639,977	15,013
[2]	Home First Finance Co. India Ltd.	1,082,569	14,917
	IRB Infrastructure Developers Ltd.	29,085,570	14,858
	NCC Ltd.	5,978,140	14,777
	Aegis Logistics Ltd.	1,799,759	14,728
	Tata Investment Corp. Ltd.	189,490	14,672
	Gujarat State Petronet Ltd.	4,094,668	14,670
[2]	Endurance Technologies Ltd.	500,249	14,524
*	Cartrade Tech Ltd.	580,454	14,426
*	Aarti Industries Ltd.	2,963,274	14,146
	Bank of Maharashtra	22,250,430	14,144
[2]	Mindspace Business Parks REIT	2,978,097	14,032
	Honeywell Automation India Ltd.	31,333	13,823

		Shares	Market Value ($000)
	Nava Ltd.	1,921,813	13,752
	3M India Ltd.	39,265	13,727
*	Aditya Birla Lifestyle Brands Ltd.	8,251,754	13,518
	NLC India Ltd.	4,912,755	13,485
*	Whirlpool of India Ltd.	890,506	13,482
	Natco Pharma Ltd.	1,237,793	13,436
	Acutaas Chemicals Ltd.	891,214	13,430
	Sumitomo Chemical India Ltd.	1,787,112	13,177
	Gillette India Ltd.	106,443	13,140
	Chambal Fertilisers & Chemicals Ltd.	2,239,286	13,086
	Bayer CropScience Ltd.	180,798	13,001
	City Union Bank Ltd.	5,308,602	12,919
	Hindustan Copper Ltd.	4,678,750	12,902
	Gujarat Gas Ltd.	2,563,824	12,836
	Intellect Design Arena Ltd.	1,104,963	12,820
	Usha Martin Ltd.	2,963,553	12,705
	Craftsman Automation Ltd.	164,601	12,667
	eClerx Services Ltd.	294,473	12,613
	Jubilant Pharmova Ltd.	924,566	12,555
[2]	Eris Lifesciences Ltd.	613,587	12,546
[2]	Paradeep Phosphates Ltd.	5,130,729	12,534
*,2	Lemon Tree Hotels Ltd.	7,353,237	12,504
	Mahanagar Gas Ltd.	810,611	12,485
	Garden Reach Shipbuilders & Engineers Ltd.	421,294	12,438
	Dr Reddy's Laboratories Ltd. ADR	874,071	12,429
*	Aavas Financiers Ltd.	633,319	12,422
	Kirloskar Oil Engines Ltd.	1,208,287	12,375
	BEML Ltd.	275,059	12,337
[2]	IndiaMart InterMesh Ltd.	419,177	12,332
	JSW Infrastructure Ltd.	3,548,909	12,252
	Bata India Ltd.	901,486	12,211
	Aptus Value Housing Finance India Ltd.	3,251,539	12,107
	EIH Ltd.	2,816,291	12,000
	Techno Electric & Engineering Co. Ltd.	717,584	11,837
*	Nazara Technologies Ltd.	768,650	11,804
	Sobha Ltd.	649,599	11,801
*	Sapphire Foods India Ltd.	3,275,204	11,785
*	VA Tech Wabag Ltd.	649,256	11,693
	LMW Ltd.	67,860	11,676
	Grindwell Norton Ltd.	662,485	11,646
*	PVR Inox Ltd.	1,018,748	11,579
[2]	PowerGrid Infrastructure Investment Trust	11,084,236	11,571
*	Godrej Industries Ltd.	887,713	11,568
	TVS Holdings Ltd.	87,583	11,490
	Triveni Turbine Ltd.	1,678,952	11,411
*	Sudarshan Chemical Industries Ltd.	698,442	11,410
	Shyam Metalics & Energy Ltd.	1,015,498	11,397
	Ceat Ltd.	301,793	11,379
	CMS Info Systems Ltd.	2,169,649	11,320
*	PTC Industries Ltd.	66,244	11,304
*	Devyani International Ltd.	6,091,184	11,278
	Rainbow Children's Medicare Ltd.	647,806	11,246
	Titagarh Rail System Ltd.	1,150,523	11,228
	Balrampur Chini Mills Ltd.	1,681,655	11,213
	SJVN Ltd.	10,456,276	11,069
	HBL Engineering Ltd.	1,646,263	10,964
*	CreditAccess Grameen Ltd.	766,991	10,867
	Granules India Ltd.	2,016,087	10,866
*	Data Patterns India Ltd.	360,780	10,803
*	Embassy Developments Ltd.	8,982,360	10,754
	Swan Energy Ltd.	2,031,639	10,748
*	Go Digit General Insurance Ltd.	2,553,631	10,747
	HFCL Ltd.	12,481,114	10,709
	Poly Medicure Ltd.	485,578	10,707
	LT Foods Ltd.	1,939,805	10,702
	Sonata Software Ltd.	2,395,863	10,680
	Asahi India Glass Ltd.	1,111,302	10,606
	Anant Raj Ltd.	1,647,655	10,549
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,081,124	10,527
	Zen Technologies Ltd.	633,965	10,504

		Shares	Market Value ($000)
	Can Fin Homes Ltd.	1,228,867	10,494
*	Chalet Hotels Ltd.	1,008,922	10,448
*	Medplus Health Services Ltd.	979,443	10,362
*	Jyoti CNC Automation Ltd.	890,253	10,304
	Birlasoft Ltd.	2,305,726	10,238
	ITD Cementation India Ltd.	1,139,561	10,065
	V-Guard Industries Ltd.	2,309,715	10,050
	CCL Products India Ltd.	1,016,450	9,861
	JM Financial Ltd.	5,493,591	9,859
[2]	Indian Energy Exchange Ltd.	6,364,178	9,775
	JK Lakshmi Cement Ltd.	860,865	9,530
	Engineers India Ltd.	3,907,434	9,478
	Metro Brands Ltd.	668,757	9,469
[2]	IRCON International Ltd.	4,701,304	9,433
	Finolex Cables Ltd.	932,453	9,371
*	Schneider Electric Infrastructure Ltd.	819,501	9,337
*	Praj Industries Ltd.	1,759,849	9,312
[2]	Sansera Engineering Ltd.	611,877	9,284
	Olectra Greentech Ltd.	579,885	9,273
	BASF India Ltd.	162,919	9,258
	Edelweiss Financial Services Ltd.	7,829,093	9,171
	Strides Pharma Science Ltd.	909,578	9,025
	Jubilant Ingrevia Ltd.	1,004,656	8,917
	Transformers & Rectifiers India Ltd.	1,535,192	8,887
	Ratnamani Metals & Tubes Ltd.	293,414	8,861
	Finolex Industries Ltd.	3,756,511	8,792
*	Concord Biotech Ltd.	436,585	8,770
	Sanofi India Ltd.	131,596	8,734
	Gravita India Ltd.	409,015	8,696
	Alembic Pharmaceuticals Ltd.	777,408	8,641
	IDBI Bank Ltd.	8,174,403	8,601
*	Aadhar Housing Finance Ltd.	1,477,666	8,507
	Tilaknagar Industries Ltd.	1,516,371	8,489
	TD Power Systems Ltd.	1,462,049	8,467
	Time Technoplast Ltd.	1,568,043	8,318
	Kirloskar Brothers Ltd.	370,189	8,297
	DCM Shriram Ltd.	507,895	8,260
*,2	Metropolis Healthcare Ltd.	363,953	8,241
*	Gokaldas Exports Ltd.	854,689	8,237
	RR Kabel Ltd.	498,276	8,157
	Vijaya Diagnostic Centre Ltd.	666,668	8,141
	Kirloskar Pneumatic Co. Ltd.	542,365	8,110
	Supreme Petrochem Ltd.	899,111	8,059
	Voltamp Transformers Ltd.	80,049	8,023
	CIE Automotive India Ltd.	1,746,678	7,989
*,2	SAI Life Sciences Ltd.	869,544	7,987
	Jindal Saw Ltd.	3,323,174	7,968
	Kansai Nerolac Paints Ltd.	2,821,755	7,866
	Arvind Ltd.	2,185,297	7,846
	Vinati Organics Ltd.	376,202	7,826
	Ramkrishna Forgings Ltd.	1,180,232	7,822
	Procter & Gamble Health Ltd.	115,901	7,795
	Elecon Engineering Co. Ltd.	1,200,397	7,784
	Godawari Power & Ispat Ltd.	3,528,556	7,766
	Shakti Pumps India Ltd.	767,061	7,756
	Happiest Minds Technologies Ltd.	1,118,599	7,715
*	Bikaji Foods International Ltd.	898,857	7,678
[2]	New India Assurance Co. Ltd.	3,383,679	7,670
	Marksans Pharma Ltd.	2,973,345	7,661
	AstraZeneca Pharma India Ltd.	73,159	7,640
	Safari Industries India Ltd.	318,920	7,612
[2]	KPI Green Energy Ltd.	1,300,225	7,562
	Sun TV Network Ltd.	1,180,289	7,553
	Vardhman Textiles Ltd.	1,515,715	7,527
*	HEG Ltd.	1,150,637	7,503
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	7,459
	Mrs Bectors Food Specialities Ltd.	430,833	7,417
	Vesuvius India Ltd.	1,265,324	7,417
	Century Plyboards India Ltd.	888,737	7,400
	Sanofi Consumer Healthcare India Ltd.	131,183	7,344

		Shares	Market Value ($000)
	Vedant Fashions Ltd.	859,749	7,328
	Arvind Fashions Ltd.	1,151,508	7,325
	Gujarat State Fertilizers & Chemicals Ltd.	3,162,784	7,322
	Afcons Infrastructure Ltd.	1,607,551	7,271
	PTC India Ltd.	3,331,175	7,262
[2]	Tejas Networks Ltd.	1,090,046	7,215
	Astra Microwave Products Ltd.	661,033	7,208
*	Westlife Foodworld Ltd.	867,659	7,192
	PCBL Chemical Ltd.	1,609,513	7,186
*	Nuvoco Vistas Corp. Ltd.	1,464,156	7,172
	Prudent Corporate Advisory Services Ltd.	214,141	7,135
	Gujarat Pipavav Port Ltd.	3,966,149	7,125
*	SBFC Finance Ltd.	5,953,006	7,093
	Newgen Software Technologies Ltd.	735,333	7,086
	KSB Ltd.	737,860	7,050
	Action Construction Equipment Ltd.	543,983	7,014
	Caplin Point Laboratories Ltd.	298,792	6,997
	Syrma SGS Technology Ltd.	808,760	6,953
	Jammu & Kashmir Bank Ltd.	5,854,744	6,923
*,2	Ujjivan Small Finance Bank Ltd.	13,698,555	6,900
[2]	Godrej Agrovet Ltd.	712,947	6,878
	Doms Industries Ltd.	256,069	6,812
	Jupiter Life Line Hospitals Ltd.	417,271	6,802
	Tanla Platforms Ltd.	950,527	6,769
	Care Ratings Ltd.	350,304	6,765
*	IFCI Ltd.	10,384,947	6,728
*	NMDC Steel Ltd.	15,962,145	6,630
	Sarda Energy & Minerals Ltd.	1,298,395	6,602
*	Shilpa Medicare Ltd.	655,015	6,594
*	Inventurus Knowledge Solutions Ltd.	364,563	6,562
	Fine Organic Industries Ltd.	107,545	6,492
	GHCL Ltd.	957,674	6,492
	IIFL Capital Services Ltd.	1,802,986	6,483
*	Eureka Forbes Ltd.	1,013,668	6,427
	BLS International Services Ltd.	1,491,872	6,421
*	Websol Energy System Ltd.	422,686	6,388
*	Jyothy Labs Ltd.	1,683,892	6,370
	Jupiter Wagons Ltd.	1,646,643	6,361
	Garware Technical Fibres Ltd.	621,737	6,356
	Minda Corp. Ltd.	1,116,525	6,335
*	SignatureGlobal India Ltd.	482,535	6,294
*	Valor Estate Ltd.	2,965,788	6,230
	Mahindra Lifespace Developers Ltd.	1,462,453	6,184
	JK Tyre & Industries Ltd.	1,618,174	6,162
	Graphite India Ltd.	945,257	6,153
	Archean Chemical Industries Ltd.	812,342	6,144
*	Hindustan Construction Co. Ltd.	20,736,387	6,129
	Mastek Ltd.	222,889	6,116
*	Ola Electric Mobility Ltd.	13,060,905	6,104
	Welspun Living Ltd.	4,228,810	6,052
*	Birla Corp. Ltd.	392,388	6,030
*	Aditya Birla Fashion & Retail Ltd.	7,252,903	6,016
	South Indian Bank Ltd.	17,766,366	6,000
	Genus Power Infrastructures Ltd.	1,482,295	5,987
*	Honasa Consumer Ltd.	1,929,878	5,976
	Shipping Corp. of India Ltd.	2,414,926	5,911
	Akzo Nobel India Ltd.	135,597	5,816
	Bombay Burmah Trading Co.	267,905	5,780
*	Blue Dart Express Ltd.	84,534	5,765
	Tamilnad Mercantile Bank Ltd.	1,102,098	5,717
*	Restaurant Brands Asia Ltd.	6,155,025	5,693
	Trident Ltd.	16,740,771	5,692
	PNC Infratech Ltd.	1,598,140	5,683
	Central Bank of India Ltd.	13,746,156	5,682
*	Sterling & Wilson Renewable	1,765,748	5,627
	RITES Ltd.	1,901,166	5,533
	Electrosteel Castings Ltd.	4,371,369	5,508
*	RattanIndia Power Ltd.	37,978,934	5,503
*	Network18 Media & Investments Ltd.	8,651,147	5,457
	AurionPro Solutions Ltd.	353,473	5,455

		Shares	Market Value ($000)
	Zydus Wellness Ltd.	235,774	5,451
	Suprajit Engineering Ltd.	1,040,073	5,427
	Netweb Technologies India Ltd.	234,985	5,407
*	Pricol Ltd.	1,096,426	5,387
	Rallis India Ltd.	1,258,481	5,383
	ION Exchange India Ltd.	1,016,654	5,373
*	Chennai Petroleum Corp. Ltd.	688,684	5,348
	Karnataka Bank Ltd.	2,599,556	5,337
	GMM Pfaudler Ltd.	334,433	5,336
	EPL Ltd.	2,086,044	5,288
[2]	Equitas Small Finance Bank Ltd.	7,804,839	5,266
	Railtel Corp. of India Ltd.	1,243,877	5,180
*	Sterlite Technologies Ltd.	3,807,737	5,179
	Rhi Magnesita India Ltd.	896,438	5,116
	Relaxo Footwears Ltd.	990,062	5,114
	Alkyl Amines Chemicals	190,351	5,083
	Garware Hi-Tech Films Ltd.	127,943	4,998
*	Tata Teleservices Maharashtra Ltd.	7,381,342	4,952
*	VIP Industries Ltd.	966,655	4,934
*	MTAR Technologies Ltd.	295,282	4,931
	Texmaco Rail & Engineering Ltd.	2,946,521	4,912
	KNR Constructions Ltd.	2,020,693	4,902
	Rain Industries Ltd.	2,716,591	4,845
	Cera Sanitaryware Ltd.	64,915	4,834
	Maharashtra Seamless Ltd.	600,370	4,791
*	V-Mart Retail Ltd.	527,864	4,766
	Saregama India Ltd.	866,333	4,764
	Capri Global Capital Ltd.	2,251,906	4,764
*	Borosil Renewables Ltd.	683,870	4,759
	Clean Science & Technology Ltd.	338,884	4,714
	G R Infraprojects Ltd.	339,037	4,693
	ISGEC Heavy Engineering Ltd.	374,154	4,638
[2]	IRB InvIT Fund	6,644,800	4,616
	Cello World Ltd.	679,249	4,596
*	Chemplast Sanmar Ltd.	968,537	4,595
	JK Paper Ltd.	1,122,040	4,579
*	Avanti Feeds Ltd.	591,000	4,570
*	Raymond Lifestyle Ltd.	348,404	4,541
*	Anup Engineering Ltd.	150,719	4,540
	KRBL Ltd.	1,034,319	4,517
	JBM Auto Ltd.	616,872	4,469
	Thomas Cook India Ltd.	2,287,166	4,393
*	GMR Power & Urban Infra Ltd.	3,483,968	4,306
	Triveni Engineering & Industries Ltd.	1,096,852	4,284
*	Rategain Travel Technologies Ltd.	849,892	4,233
	Orient Electric Ltd.	1,718,014	4,197
	Bajaj Electricals Ltd.	596,121	4,197
	Galaxy Surfactants Ltd.	137,196	4,165
*	Ashoka Buildcon Ltd.	1,810,852	4,135
*	JSW Holdings Ltd.	18,257	4,122
*	Shree Renuka Sugars Ltd.	11,908,064	4,061
*	Sheela Foam Ltd.	534,096	4,028
*	Zaggle Prepaid Ocean Services Ltd.	916,330	3,941
	Gateway Distriparks Ltd.	4,800,340	3,866
	TTK Prestige Ltd.	538,144	3,858
	Orient Cement Ltd.	1,353,591	3,815
	Mangalore Refinery & Petrochemicals Ltd.	2,659,240	3,812
*	Alok Industries Ltd.	17,220,050	3,724
	NIIT Learning Systems Ltd.	1,019,877	3,687
*	Raymond Ltd.	474,722	3,602
*	India Cements Ltd.	852,721	3,581
	Campus Activewear Ltd.	1,164,677	3,539
*	TVS Supply Chain Solutions Ltd.	2,413,176	3,524
	DCB Bank Ltd.	2,146,123	3,285
*	TeamLease Services Ltd.	156,858	3,275
	Infibeam Avenues Ltd.	18,315,203	3,257
*	Balaji Amines Ltd.	160,574	3,227
[2]	Dilip Buildcon Ltd.	582,489	3,186
	Kaveri Seed Co. Ltd.	250,551	3,162
	NOCIL Ltd.	1,495,954	3,154

		Shares	Market Value ($000)
*	Jai Balaji Industries Ltd.	2,454,749	3,143
*	Bajaj Consumer Care Ltd.	1,194,768	3,033
*	Dhani Services Ltd.	4,312,359	3,015
	Pfizer Ltd.	49,273	2,905
	Symphony Ltd.	228,056	2,892
	Polyplex Corp. Ltd.	226,963	2,890
[2]	Quess Corp. Ltd.	845,343	2,837
*	Just Dial Ltd.	297,067	2,833
*	Rajesh Exports Ltd.	1,307,990	2,798
	Route Mobile Ltd.	254,986	2,619
	Paisalo Digital Ltd.	7,422,404	2,619
*	Sun Pharma Advanced Research Co. Ltd.	1,396,765	2,389
	Vaibhav Global Ltd.	745,725	1,927
*	Brightcom Group Ltd.	10,823,279	1,678
	Allcargo Logistics Ltd.	4,114,288	1,633
*	Raymond Realty Ltd.	168,388	1,326
	NIIT Ltd.	972,410	1,273
*,3	STL Networks Ltd.	3,807,737	1,124
*,3	Advent Hotels International Pvt Ltd.	296,578	1,059
	Vakrangee Ltd.	8,308,058	864
	Hexaware Technologies Ltd.	86,958	695
	Aarti Pharmalabs Ltd.	52,693	545
*	Azad Engineering Ltd.	26,844	447
	Power Mech Projects Ltd.	11,754	417
	Authum Investment & Infrastucture Ltd.	11,680	368
	Sundaram Finance Holdings Ltd.	52,769	289
*	Tbo Tek Ltd.	16,801	259
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			28,697,063
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	712,969,797	357,337
	Bank Rakyat Indonesia Persero Tbk. PT	959,300,647	214,817
	Bank Mandiri Persero Tbk. PT	629,241,150	171,299
	Telkom Indonesia Persero Tbk. PT	633,992,758	111,326
	Astra International Tbk. PT	290,120,907	89,682
*	Amman Mineral Internasional PT	175,120,000	89,262
*	GoTo Gojek Tokopedia Tbk. PT Class A	12,550,327,700	49,318
*	Barito Pacific Tbk. PT	299,792,173	47,705
	Bank Negara Indonesia Persero Tbk. PT	174,694,612	42,365
	Sumber Alfaria Trijaya Tbk. PT	291,813,823	41,015
	Indofood Sukses Makmur Tbk. PT	62,762,972	32,408
	Charoen Pokphand Indonesia Tbk. PT	104,126,314	31,121
	United Tractors Tbk. PT	20,565,039	30,134
*	Merdeka Copper Gold Tbk. PT	175,256,900	25,027
	Kalbe Farma Tbk. PT	265,987,517	23,005
	Petrindo Jaya Kreasi Tbk. PT	242,740,590	22,543
*	Bumi Resources Minerals Tbk. PT	767,949,211	19,996
	Indofood CBP Sukses Makmur Tbk. PT	32,195,735	19,125
	Aneka Tambang Tbk.	109,012,197	18,863
	Alamtri Resources Indonesia Tbk. PT	138,393,845	15,514
	Indah Kiat Pulp & Paper Tbk. PT	33,845,845	13,942
	Perusahaan Gas Negara Tbk. PT	129,235,691	12,776
	Medikaloka Hermina Tbk. PT	126,519,872	12,123
*	Adaro Andalan Indonesia PT	27,368,800	11,292
	Mitra Keluarga Karyasehat Tbk. PT	71,316,550	10,303
	Indosat Tbk. PT	75,372,604	10,059
	XLSMART Telecom Sejahtera Tbk. PT	63,108,958	9,658
*	Bumi Resources Tbk. PT	1,427,052,229	9,605
	Elang Mahkota Teknologi Tbk. PT	244,021,163	9,224
	Unilever Indonesia Tbk. PT	83,056,460	8,617
	Dayamitra Telekomunikasi PT	243,022,743	8,567
	Bank Syariah Indonesia Tbk. PT	49,566,223	8,183
	Mitra Adiperkasa Tbk. PT	113,847,973	8,124
*	Bank Jago Tbk. PT	71,480,300	8,100
	Medco Energi Internasional Tbk. PT	91,450,134	7,129
	AKR Corporindo Tbk. PT	86,933,307	7,087
	Bukit Asam Tbk. PT	47,577,316	6,985
	Sarana Menara Nusantara Tbk. PT	186,243,299	6,894
	Semen Indonesia Persero Tbk. PT	46,257,030	6,890

		Shares	Market Value ($000)
	Pabrik Kertas Tjiwi Kimia Tbk. PT	18,315,745	6,818
	Cisarua Mountain Dairy PT Tbk.	22,390,958	6,790
	Ciputra Development Tbk. PT	120,885,784	6,733
	Mayora Indah Tbk. PT	49,486,598	6,695
	Vale Indonesia Tbk. PT	31,113,111	6,506
	Alamtri Minerals Indonesia Tbk. PT	96,217,492	6,477
*	Siloam International Hospitals Tbk. PT	45,559,520	5,841
	Japfa Comfeed Indonesia Tbk. PT	59,561,851	5,768
	Trimegah Bangun Persada Tbk. PT	123,897,800	5,378
	Jasa Marga Persero Tbk. PT	24,646,559	5,356
	Map Aktif Adiperkasa PT	122,298,800	5,126
	Indo Tambangraya Megah Tbk. PT	3,574,638	4,988
	Indocement Tunggal Prakarsa Tbk. PT	14,275,564	4,542
	Pakuwon Jati Tbk. PT	212,060,924	4,532
	Bank Tabungan Negara Persero Tbk. PT	66,793,184	4,501
	Avia Avian Tbk. PT	159,768,569	4,415
*	Bukalapak.com PT Tbk.	471,947,800	4,321
	BFI Finance Indonesia Tbk. PT	90,077,472	4,181
	Astra Agro Lestari Tbk. PT	10,104,092	4,177
	Gudang Garam Tbk. PT	7,444,436	3,995
*	MNC Digital Entertainment Tbk. PT	128,617,943	3,813
	Summarecon Agung Tbk. PT	152,109,963	3,803
	ESSA Industries Indonesia Tbk. PT	99,261,655	3,790
	PT Tower Bersama Infrastructure Tbk.	29,293,122	3,481
	Bank Pan Indonesia Tbk. PT	50,320,227	3,421
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	3,170
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,047
*	Bumi Serpong Damai Tbk. PT	59,251,280	2,838
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	87,581,300	2,711
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	2,706
	Bank BTPN Syariah Tbk. PT	28,676,557	2,451
*	Lippo Karawaci Tbk. PT	426,728,626	2,149
	Surya Citra Media Tbk. PT	192,071,897	2,149
*	Panin Financial Tbk. PT	137,690,209	2,120
	Timah Tbk. PT	32,415,801	1,984
*	Bank Neo Commerce Tbk. PT	120,838,252	1,776
	Matahari Department Store Tbk. PT	16,182,381	1,717
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,442
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	29,426,774	1,403
*	Media Nusantara Citra Tbk. PT	75,786,198	1,159
			1,785,690
Ireland (0.2%)
	AIB Group plc	29,777,915	234,908
	Kerry Group plc Class A	2,386,513	220,442
	Bank of Ireland Group plc	14,226,276	190,774
	Kingspan Group plc	2,229,779	185,054
	Glanbia plc	2,556,736	37,149
	Cairn Homes plc	8,274,960	20,538
	Dalata Hotel Group plc	2,659,528	19,337
	Glanbia plc (XLON)	8,754	131
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			908,333
Israel (0.6%)
	Bank Leumi Le-Israel BM	21,775,987	402,829
	Bank Hapoalim BM	19,168,961	359,477
*	Teva Pharmaceutical Industries Ltd.	16,565,488	259,597
	Israel Discount Bank Ltd. Class A	17,850,538	170,714
	Elbit Systems Ltd.	363,478	167,684
*	Nice Ltd.	918,818	143,438
	Mizrahi Tefahot Bank Ltd.	2,210,876	136,574
*	Nova Ltd.	426,085	113,624
	Phoenix Financial Ltd.	3,134,078	106,788
*	Tower Semiconductor Ltd.	1,621,221	75,228
	ICL Group Ltd.	10,445,238	65,073
	Bezeq The Israeli Telecommunication Corp. Ltd.	31,320,041	58,262
	First International Bank of Israel Ltd.	752,646	52,277
	Azrieli Group Ltd.	521,071	51,195
	Harel Insurance Investments & Financial Services Ltd.	1,594,142	48,057
	Clal Insurance Enterprises Holdings Ltd.	938,143	44,978

		Shares	Market Value ($000)
*	Big Shopping Centers Ltd.	226,016	43,049
*	Enlight Renewable Energy Ltd.	1,693,454	41,582
	Melisron Ltd.	358,669	41,296
*	Camtek Ltd.	404,907	39,186
	Next Vision Stabilized Systems Ltd.	863,270	35,382
	Shufersal Ltd.	2,853,388	34,497
	Mivne Real Estate KD Ltd.	8,582,343	32,350
	Menora Mivtachim Holdings Ltd.	315,716	27,445
	Delek Group Ltd.	129,663	26,333
*	OPC Energy Ltd.	1,658,019	24,906
	Paz Retail & Energy Ltd.	132,660	24,529
	Alony Hetz Properties & Investments Ltd.	2,336,910	24,360
	Tel Aviv Stock Exchange Ltd.	1,169,598	22,080
*	Shikun & Binui Ltd.	4,583,250	21,817
	Amot Investments Ltd.	3,181,907	21,695
	Strauss Group Ltd.	774,472	20,796
	Migdal Insurance & Financial Holdings Ltd.	6,742,781	20,578
	Hilan Ltd.	233,395	19,068
*	Bet Shemesh Engines Holdings 1997 Ltd.	99,653	18,899
*	Fattal Holdings 1998 Ltd.	100,340	18,060
	Reit 1 Ltd.	2,730,951	17,906
	Electra Ltd.	28,807	17,453
	FIBI Holdings Ltd.	239,613	17,434
	Shapir Engineering & Industry Ltd.	2,095,226	17,326
	Israel Corp. Ltd.	54,886	17,012
	Partner Communications Co. Ltd.	1,834,280	16,893
	Matrix IT Ltd.	451,537	16,597
	One Software Technologies Ltd.	628,962	16,250
	Formula Systems 1985 Ltd.	133,617	16,084
*	Airport City Ltd.	860,495	15,343
	Mega Or Holdings Ltd.	323,184	15,163
*	Equital Ltd.	338,987	14,709
	Energix-Renewable Energies Ltd.	3,738,697	14,563
	Ashtrom Group Ltd.	685,864	14,293
	Aura Investments Ltd.	2,114,774	14,121
	YH Dimri Construction & Development Ltd.	128,490	13,955
	Kenon Holdings Ltd.	292,997	13,936
*	Cellcom Israel Ltd.	1,515,116	13,695
	Sapiens International Corp. NV	438,319	12,210
	Isracard Ltd.	2,890,340	11,839
	Fox Wizel Ltd.	113,330	11,752
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	125,660	11,721
	Israel Canada T.R Ltd.	2,261,084	11,233
	Summit Real Estate Holdings Ltd.	570,512	10,829
	Sella Capital Real Estate Ltd.	3,343,976	10,314
	Danel Adir Yeoshua Ltd.	74,385	10,196
*	OY Nofar Energy Ltd.	326,797	9,784
	Oil Refineries Ltd.	32,468,226	8,494
	Delta Galil Ltd.	150,297	7,975
	Gav-Yam Lands Corp. Ltd.	694,922	7,756
	Elco Ltd.	128,704	7,254
*	Perion Network Ltd.	661,937	7,177
*	Priortech Ltd.	117,046	6,644
	IDI Insurance Co. Ltd.	114,590	6,601
	G City Ltd.	1,496,131	5,360
	Delek Automotive Systems Ltd.	685,378	5,359
	AudioCodes Ltd.	339,837	3,428
*	El Al Israel Airlines	148,771	601
*	Nayax Ltd.	7,594	335
			3,263,298
Italy (2.0%)
	UniCredit SpA	22,594,791	1,662,386
	Intesa Sanpaolo SpA	227,114,917	1,368,428
	Enel SpA	112,207,969	989,483
	Ferrari NV	1,726,638	757,144
	Generali	14,042,027	523,849
	Eni SpA	29,844,873	509,373
	Prysmian SpA	4,150,873	331,503
	Leonardo SpA	5,826,001	314,040

		Shares	Market Value ($000)
	Stellantis NV	31,087,920	274,354
	Banco BPM SpA	21,338,630	272,135
	BPER Banca SpA	20,094,288	197,738
	Terna - Rete Elettrica Nazionale	20,231,467	195,759
	Mediobanca Banca di Credito Finanziario SpA	8,606,061	189,474
	FinecoBank Banca Fineco SpA	8,884,344	189,184
	Moncler SpA	3,258,926	173,807
	Snam SpA	29,842,667	172,946
[2]	Poste Italiane SpA	6,539,096	141,277
	Unipol Assicurazioni SpA	5,497,955	110,276
	Banca Monte dei Paschi di Siena SpA	12,693,898	108,069
	Lottomatica Group SpA	3,652,087	98,442
	Tenaris SA	5,279,980	92,216
	Recordati Industria Chimica e Farmaceutica SpA	1,559,017	89,416
*,1	Telecom Italia SpA (Registered)	156,408,832	71,875
[1]	Italgas SpA	8,379,337	69,527
	Buzzi SpA	1,149,320	60,017
	Iveco Group NV	2,769,843	57,252
[2]	Infrastrutture Wireless Italiane SpA	4,747,099	56,122
[1]	Davide Campari-Milano NV	8,042,806	55,398
	Brunello Cucinelli SpA	492,321	55,210
	A2A SpA	22,604,955	55,083
	Banca Mediolanum SpA	3,045,187	53,713
	Azimut Holding SpA	1,542,093	52,420
	Reply SpA	323,149	50,616
	Saipem SpA	18,800,528	50,254
	Hera SpA	11,379,948	48,694
	Banca Generali SpA	785,517	43,873
	Interpump Group SpA	1,069,207	43,868
[2]	Nexi SpA	7,151,557	40,837
[2]	Pirelli & C SpA	5,297,239	35,711
*	Telecom Italia SpA (Bearer)	65,157,901	33,555
	De' Longhi SpA	983,257	32,249
	DiaSorin SpA	311,943	30,497
*,2	BFF Bank SpA	2,567,576	30,483
[1]	Webuild SpA	6,743,262	30,349
[1]	Amplifon SpA	1,783,864	30,029
[2]	Technogym SpA	1,830,870	28,249
	Maire SpA	2,020,909	28,071
	SOL SpA	518,034	27,642
	Iren SpA	9,160,072	26,231
*	Fincantieri SpA	1,330,386	25,746
[1]	Banca Popolare di Sondrio SPA	1,605,279	21,981
	Brembo NV	2,009,398	19,264
[2]	Carel Industries SpA	670,811	18,222
*	Technoprobe SpA	2,117,787	17,376
[1]	ERG SpA	766,616	16,608
	Danieli & C Officine Meccaniche SpA	495,440	16,108
[2]	Enav SpA	3,542,090	15,539
	Credito Emiliano SpA	987,141	14,964
	ACEA SpA	600,535	13,327
[1]	Tamburi Investment Partners SpA	1,333,723	11,745
[1]	Banca IFIS SpA	406,806	11,266
	Intercos SpA	743,523	9,946
	Moltiply Group SpA	201,142	9,934
[2]	RAI Way SpA	1,461,309	9,756
	Cementir Holding NV	610,799	9,074
	El.En. SpA	646,079	8,583
[1]	MFE-MediaForEurope NV Class A	2,521,916	7,992
[1]	Sesa SpA	102,681	7,732
[1]	Ariston Holding NV	1,424,802	7,418
[1]	Italmobiliare SpA	220,130	7,088
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	162,715	6,992
[1]	Sanlorenzo SpA	205,398	6,923
*,1,2	GVS SpA	1,103,827	6,189
*,1	Salvatore Ferragamo SpA	957,803	5,417
[1]	MARR SpA	431,893	5,059
[1]	Piaggio & C SpA	2,310,494	4,988
*,1	Juventus Football Club SpA	1,466,447	4,636
[1]	Tinexta SpA	274,857	4,538

		Shares	Market Value ($000)
	Arnoldo Mondadori Editore SpA	1,970,100	4,535
[1]	Zignago Vetro SpA	437,685	3,915
	MFE-MediaForEurope NV Class B	670,085	3,011
[2]	Anima Holding SpA	408,481	2,903
	Rizzoli Corriere Della Sera Mediagroup SpA	2,328,468	2,722
[1]	Alerion Cleanpower SpA	87,796	1,914
	Tenaris SA ADR	7	—
*,3	Gemina SpA	315,232	—
			10,302,535
Japan (14.8%)
	Toyota Motor Corp.	153,995,313	2,739,208
	Mitsubishi UFJ Financial Group Inc.	161,015,016	2,219,233
	Sony Group Corp.	87,119,555	2,095,514
	Hitachi Ltd.	63,719,540	1,949,860
	Sumitomo Mitsui Financial Group Inc.	53,535,079	1,350,509
	Nintendo Co. Ltd.	14,588,794	1,219,316
	Recruit Holdings Co. Ltd.	19,646,559	1,165,653
	Mitsubishi Heavy Industries Ltd.	46,450,390	1,109,068
[1]	SoftBank Group Corp.	14,189,965	1,083,531
	Tokio Marine Holdings Inc.	26,696,089	1,071,926
	Mizuho Financial Group Inc.	35,380,422	1,037,767
	Tokyo Electron Ltd.	6,428,877	1,022,055
	Keyence Corp.	2,709,488	980,107
	Mitsubishi Corp.	46,884,434	924,720
	ITOCHU Corp.	16,969,188	890,078
	Shin-Etsu Chemical Co. Ltd.	28,118,145	809,154
	Fast Retailing Co. Ltd.	2,556,608	779,841
	Mitsui & Co. Ltd.	36,689,702	746,879
	Advantest Corp.	10,622,504	706,387
	KDDI Corp.	41,662,966	683,757
	Daiichi Sankyo Co. Ltd.	26,718,721	655,462
	Mitsubishi Electric Corp.	29,018,195	652,684
	Honda Motor Co. Ltd.	60,393,421	625,247
	Takeda Pharmaceutical Co. Ltd.	22,645,046	622,055
	Hoya Corp.	4,896,435	617,748
	SoftBank Corp.	410,758,340	593,479
	Fujitsu Ltd.	24,894,430	542,298
	NEC Corp.	17,944,280	515,286
	Daikin Industries Ltd.	3,991,245	490,747
	Japan Tobacco Inc.	15,876,033	453,414
	Chugai Pharmaceutical Co. Ltd.	9,280,650	444,886
	Seven & i Holdings Co. Ltd.	33,156,543	437,109
	Marubeni Corp.	21,329,394	436,693
	Komatsu Ltd.	13,379,174	431,049
	NTT Inc.	400,015,575	403,960
	Dai-ichi Life Holdings Inc.	50,633,308	400,620
	MS&AD Insurance Group Holdings Inc.	17,996,030	384,505
	Sompo Holdings Inc.	12,944,527	381,696
	Aeon Co. Ltd.	11,888,186	379,743
	Sumitomo Corp.	14,829,152	379,030
	FANUC Corp.	13,448,200	374,357
	Disco Corp.	1,263,386	373,364
	Ajinomoto Co. Inc.	14,034,974	371,315
	ORIX Corp.	16,507,669	370,813
	Denso Corp.	26,912,164	365,129
	Canon Inc.	12,767,687	362,636
	Murata Manufacturing Co. Ltd.	24,210,545	360,352
	FUJIFILM Holdings Corp.	17,187,486	356,507
	Terumo Corp.	20,805,834	352,810
	Mitsui Fudosan Co. Ltd.	37,834,804	338,179
	TDK Corp.	27,509,660	335,149
[1]	Bridgestone Corp.	8,119,835	328,449
	East Japan Railway Co.	15,160,585	324,955
	Oriental Land Co. Ltd.	15,277,395	314,570
	Panasonic Holdings Corp.	32,608,727	308,456
	Mitsubishi Estate Co. Ltd.	16,230,333	303,871
	Otsuka Holdings Co. Ltd.	6,382,005	303,845
	Kao Corp.	6,701,483	301,543
	Resona Holdings Inc.	32,226,412	293,389

		Shares	Market Value ($000)
	Central Japan Railway Co.	12,472,420	290,759
	Japan Post Bank Co. Ltd.	25,964,724	289,800
	Renesas Electronics Corp.	23,523,906	286,123
	Suzuki Motor Corp.	25,419,824	279,302
	Nomura Holdings Inc.	42,242,421	279,066
[1]	Nippon Steel Corp.	14,435,050	277,990
	SMC Corp.	797,731	277,589
	Daiwa House Industry Co. Ltd.	8,363,985	276,521
	Sumitomo Electric Industries Ltd.	10,932,926	271,297
	Asahi Group Holdings Ltd.	21,335,962	270,670
	Astellas Pharma Inc.	25,927,561	268,833
	Fujikura Ltd.	3,929,411	266,738
	Bandai Namco Holdings Inc.	8,031,494	259,714
	Nidec Corp.	13,524,836	259,491
[1]	Toyota Industries Corp.	2,421,423	258,929
	Sumitomo Mitsui Trust Group Inc.	9,385,376	246,035
	Nomura Research Institute Ltd.	6,037,850	238,920
	Japan Post Holdings Co. Ltd.	25,088,289	232,334
	Kyocera Corp.	19,421,904	229,263
	Toyota Tsusho Corp.	9,961,699	228,306
	Asics Corp.	9,671,504	227,370
	Secom Co. Ltd.	5,915,142	212,432
	Nippon Yusen KK	6,032,481	211,558
[1]	IHI Corp.	1,874,660	208,756
	Nitto Denko Corp.	10,080,455	208,604
	ENEOS Holdings Inc.	37,884,396	198,841
	Konami Group Corp.	1,385,180	188,050
	Olympus Corp.	15,675,001	187,270
	Pan Pacific International Holdings Corp.	5,561,430	186,065
	Shionogi & Co. Ltd.	10,927,364	182,753
	Sekisui House Ltd.	8,647,412	181,395
	Sumitomo Realty & Development Co. Ltd.	4,778,419	174,552
	Tokyo Gas Co. Ltd.	5,148,554	172,418
	Inpex Corp.	11,987,994	170,694
	Kansai Electric Power Co. Inc.	14,055,815	168,760
	Obic Co. Ltd.	4,739,035	168,722
	T&D Holdings Inc.	6,891,891	168,291
	Ryohin Keikaku Co. Ltd.	3,478,033	162,834
	Kubota Corp.	14,415,353	161,657
[1]	Mitsui OSK Lines Ltd.	4,672,880	157,066
	Kawasaki Heavy Industries Ltd.	2,115,566	154,506
	Subaru Corp.	8,352,453	153,650
	Kajima Corp.	6,104,004	152,909
	Kirin Holdings Co. Ltd.	11,490,242	151,415
	Toray Industries Inc.	21,528,561	147,252
	Japan Exchange Group Inc.	14,968,642	146,279
	SBI Holdings Inc.	3,932,700	146,091
	West Japan Railway Co.	6,545,628	143,312
	Obayashi Corp.	9,573,295	140,969
	LY Corp.	38,510,887	140,764
	Daiwa Securities Group Inc.	19,454,558	135,440
	Taisei Corp.	2,211,600	132,240
	Osaka Gas Co. Ltd.	5,212,391	131,881
	Daifuku Co. Ltd.	4,987,114	126,255
	Asahi Kasei Corp.	18,083,736	125,822
	Capcom Co. Ltd.	4,923,924	125,342
	Shimano Inc.	1,116,694	122,162
	Ebara Corp.	6,666,400	121,734
	Chubu Electric Power Co. Inc.	9,913,540	121,250
	Unicharm Corp.	17,227,303	119,164
	Nippon Paint Holdings Co. Ltd.	13,787,807	116,887
	Lasertec Corp.	1,117,717	112,609
	Trend Micro Inc.	1,822,712	111,146
	BayCurrent Inc.	1,935,660	111,146
	Makita Corp.	3,581,135	110,865
	Eisai Co. Ltd.	3,849,023	107,947
	Sysmex Corp.	6,607,910	107,351
	Nexon Co. Ltd.	5,788,360	105,916
*	Rakuten Group Inc.	20,557,859	104,017
	Aisin Corp.	7,514,836	103,855

		Shares	Market Value ($000)
	Mitsubishi Chemical Group Corp.	18,964,291	103,294
	MatsukiyoCocokara & Co.	5,027,857	103,246
[1]	Sanrio Co. Ltd.	2,505,915	102,823
	Nippon Building Fund Inc.	111,999	102,740
	Concordia Financial Group Ltd.	15,465,519	102,555
	Isuzu Motors Ltd.	7,834,066	100,402
[1]	JFE Holdings Inc.	8,674,933	100,396
	SCREEN Holdings Co. Ltd.	1,279,226	99,792
	Nitori Holdings Co. Ltd.	1,174,993	99,506
	Fuji Electric Co. Ltd.	1,999,837	99,428
	TIS Inc.	3,112,766	99,303
	Sekisui Chemical Co. Ltd.	5,629,263	97,640
	Nippon Sanso Holdings Corp.	2,738,891	96,939
	Yokogawa Electric Corp.	3,635,578	96,903
	Toho Co. Ltd.	1,511,980	95,396
[1]	Yamaha Motor Co. Ltd.	13,093,206	94,701
[1]	Shiseido Co. Ltd.	5,777,940	93,923
	Kikkoman Corp.	10,689,885	93,910
	Dai Nippon Printing Co. Ltd.	5,902,626	90,897
	Mitsubishi HC Capital Inc.	12,022,006	88,862
[1]	Chiba Bank Ltd.	9,515,839	88,694
	TOPPAN Holdings Inc.	3,273,448	88,214
	Square Enix Holdings Co. Ltd.	1,296,723	87,666
	MINEBEA MITSUMI Inc.	5,425,680	85,391
	Hankyu Hanshin Holdings Inc.	3,257,618	84,899
	Daito Trust Construction Co. Ltd.	821,117	84,064
	Niterra Co. Ltd.	2,386,489	82,271
	Toyo Suisan Kaisha Ltd.	1,281,098	81,848
*	Tokyo Electric Power Co. Holdings Inc.	21,512,243	81,457
	AGC Inc.	2,691,376	80,996
	Shimadzu Corp.	3,652,828	80,862
	Shimizu Corp.	7,234,546	80,144
	Sumitomo Metal Mining Co. Ltd.	3,612,496	79,458
	Japan Real Estate Investment Corp.	97,847	79,364
	Tokyu Corp.	6,888,010	77,536
[1]	Yaskawa Electric Corp.	3,696,274	77,310
	Food & Life Cos. Ltd.	1,528,214	76,971
	Ibiden Co. Ltd.	1,779,962	75,277
[1]	Kawasaki Kisen Kaisha Ltd.	5,239,327	74,015
	Sanwa Holdings Corp.	2,701,962	73,714
	Idemitsu Kosan Co. Ltd.	11,375,190	73,127
[1]	M3 Inc.	5,920,483	72,815
	MEIJI Holdings Co. Ltd.	3,590,142	72,596
	Mebuki Financial Group Inc.	13,226,120	71,713
	Sojitz Corp.	3,004,976	71,518
	Japan Metropolitan Fund Investment Corp.	97,793	71,127
[1]	Shizuoka Financial Group Inc.	5,993,580	70,893
	Omron Corp.	2,748,661	70,846
	Sumitomo Forestry Co. Ltd.	6,997,760	70,297
	Zensho Holdings Co. Ltd.	1,332,069	70,098
	Seibu Holdings Inc.	2,507,457	70,070
	Ricoh Co. Ltd.	7,969,767	69,883
	Fukuoka Financial Group Inc.	2,560,422	69,815
	Hikari Tsushin Inc.	253,720	68,215
[1]	Isetan Mitsukoshi Holdings Ltd.	4,742,837	67,028
	Azbil Corp.	7,158,736	66,894
	Japan Post Insurance Co. Ltd.	2,587,465	66,251
	Hulic Co. Ltd.	6,810,632	64,958
	SCSK Corp.	2,080,896	64,747
[1]	SG Holdings Co. Ltd.	5,831,296	64,695
	Nippon Express Holdings Inc.	2,938,593	64,552
	MonotaRO Co. Ltd.	3,576,000	63,678
	Ono Pharmaceutical Co. Ltd.	5,686,570	63,592
	Nomura Real Estate Master Fund Inc.	60,356	63,566
	Otsuka Corp.	3,301,588	62,556
	Resonac Holdings Corp.	2,583,503	62,128
[1]	Rohm Co. Ltd.	4,928,312	62,017
	Kurita Water Industries Ltd.	1,601,708	61,742
*,1	Nissan Motor Co. Ltd.	28,901,050	61,279
	Kyoto Financial Group Inc.	3,380,632	61,158

		Shares	Market Value ($000)
	Skylark Holdings Co. Ltd.	3,202,356	60,870
	NOF Corp.	3,054,446	60,799
	Tokyu Fudosan Holdings Corp.	8,536,990	60,200
	Tosoh Corp.	3,993,894	60,126
	CyberAgent Inc.	5,984,217	59,934
*	Rakuten Bank Ltd.	1,282,500	59,741
	USS Co. Ltd.	5,394,558	58,633
[1]	Kyowa Kirin Co. Ltd.	3,432,246	58,587
	Nissan Chemical Corp.	1,792,238	58,425
	ZOZO Inc.	5,901,702	58,423
	KDX Realty Investment Corp.	54,344	58,401
[1]	Dentsu Group Inc.	2,948,455	58,145
	Brother Industries Ltd.	3,396,376	57,792
	MISUMI Group Inc.	3,972,677	57,207
	Yamato Holdings Co. Ltd.	3,947,496	57,078
	Mitsui Chemicals Inc.	2,537,951	56,655
	GLP J-REIT	64,295	56,342
[1]	Japan Steel Works Ltd.	912,028	56,252
	Yakult Honsha Co. Ltd.	3,493,916	56,209
	Oji Holdings Corp.	11,501,255	56,056
[1]	Kokusai Electric Corp.	2,518,500	55,587
[1]	Nissin Foods Holdings Co. Ltd.	2,927,041	55,520
	Kyushu Electric Power Co. Inc.	6,232,370	55,251
	Kuraray Co. Ltd.	4,437,685	54,865
	Furukawa Electric Co. Ltd.	901,980	54,481
	Sumitomo Chemical Co. Ltd.	21,698,468	54,270
	Suntory Beverage & Food Ltd.	1,796,531	54,248
	Kobe Steel Ltd.	4,866,430	53,468
	Haseko Corp.	3,589,494	53,400
	Santen Pharmaceutical Co. Ltd.	4,802,167	53,059
	Hoshizaki Corp.	1,544,735	52,896
	Yokohama Rubber Co. Ltd.	1,843,527	52,710
[1]	Nippon Prologis REIT Inc.	96,628	52,147
	Hachijuni Bank Ltd.	5,783,487	52,032
	Oracle Corp. Japan	480,222	51,933
	Kinden Corp.	1,630,005	51,324
[1]	Keisei Electric Railway Co. Ltd.	6,078,851	50,998
	Kintetsu Group Holdings Co. Ltd.	2,656,325	50,976
	Daiwa House REIT Investment Corp.	30,406	50,849
	Hirose Electric Co. Ltd.	404,858	50,836
	Kobe Bussan Co. Ltd.	1,900,062	50,597
	Mazda Motor Corp.	8,415,758	50,465
	Hamamatsu Photonics KK	4,134,632	50,464
	Amada Co. Ltd.	4,463,790	50,333
	Seiko Epson Corp.	3,956,945	50,207
	Sankyo Co. Ltd.	2,678,090	49,974
	Kyushu Railway Co.	2,053,190	49,652
[1]	McDonald's Holdings Co. Japan Ltd.	1,235,200	49,326
	Persol Holdings Co. Ltd.	25,743,400	49,207
	TOTO Ltd.	1,926,096	49,031
[1]	Orix JREIT Inc.	37,339	48,811
[1]	Socionext Inc.	2,578,545	48,592
	Shimamura Co. Ltd.	670,446	48,545
	United Urban Investment Corp.	43,604	47,876
	Tobu Railway Co. Ltd.	2,811,879	47,863
	TechnoPro Holdings Inc.	1,503,861	47,628
	Asahi Intecc Co. Ltd.	3,049,108	47,451
	Credit Saison Co. Ltd.	1,795,685	47,377
	NGK Insulators Ltd.	3,736,052	47,299
	Tohoku Electric Power Co. Inc.	6,738,152	47,273
	Invincible Investment Corp.	106,271	47,266
	Marui Group Co. Ltd.	2,315,696	47,161
*,1	Metaplanet Inc.	6,264,900	46,345
	Tokyo Tatemono Co. Ltd.	2,768,239	46,326
	Open House Group Co. Ltd.	1,047,443	46,318
	Gunma Bank Ltd.	4,910,958	45,986
	Odakyu Electric Railway Co. Ltd.	4,251,967	45,823
	Medipal Holdings Corp.	2,762,170	45,735
[1]	J Front Retailing Co. Ltd.	3,385,806	45,640
	NH Foods Ltd.	1,343,015	45,120

		Shares	Market Value ($000)
	Lixil Corp.	3,888,626	45,050
[1]	Tokyo Metro Co. Ltd.	4,180,600	45,047
	Sega Sammy Holdings Inc.	2,179,610	44,556
	DMG Mori Co. Ltd.	1,873,618	43,294
	THK Co. Ltd.	1,535,708	43,167
[1]	Nomura Real Estate Holdings Inc.	7,685,880	42,592
	Mitsubishi Gas Chemical Co. Inc.	2,446,187	42,258
	Sapporo Holdings Ltd.	906,648	41,953
	ANA Holdings Inc.	2,261,093	41,926
	Japan Airlines Co. Ltd.	2,111,089	41,921
	Rohto Pharmaceutical Co. Ltd.	2,913,744	41,591
	BIPROGY Inc.	1,020,548	41,154
	Nisshin Seifun Group Inc.	3,541,292	41,050
	Electric Power Development Co. Ltd.	2,357,800	40,803
	Kewpie Corp.	1,484,005	40,555
	Horiba Ltd.	548,500	40,339
	Tokyo Ohka Kogyo Co. Ltd.	1,460,873	40,013
	Iyogin Holdings Inc.	3,443,125	40,011
	Japan Hotel REIT Investment Corp.	72,183	39,670
	Advance Residence Investment Corp.	38,057	39,250
[1]	Nikon Corp.	4,011,052	38,954
[1]	SUMCO Corp.	4,969,026	38,862
	Air Water Inc.	2,627,753	38,819
	Taiheiyo Cement Corp.	1,578,174	38,566
[1]	Tsuruha Holdings Inc.	514,557	37,874
	Sankyu Inc.	642,999	37,852
	Mitsubishi Logistics Corp.	4,368,975	37,348
	Rinnai Corp.	1,511,214	37,300
	Yamazaki Baking Co. Ltd.	1,745,314	37,284
	Hitachi Construction Machinery Co. Ltd.	1,278,180	37,019
	Keio Corp.	1,571,306	36,687
	Toyo Seikan Group Holdings Ltd.	1,756,720	36,383
	Takasago Thermal Engineering Co. Ltd.	746,383	36,215
	Alfresa Holdings Corp.	2,491,582	36,168
	COMSYS Holdings Corp.	1,569,376	35,978
	EXEO Group Inc.	2,723,860	35,778
	Koito Manufacturing Co. Ltd.	2,795,316	35,743
	Cosmo Energy Holdings Co. Ltd.	804,198	35,692
	Maruwa Co. Ltd.	118,293	35,656
	Kamigumi Co. Ltd.	1,264,824	35,546
	Sumitomo Heavy Industries Ltd.	1,599,414	35,422
	Yamaha Corp.	4,913,287	35,411
	Kadokawa Corp.	1,442,740	35,041
	Kandenko Co. Ltd.	1,472,395	34,880
	Fujitec Co. Ltd.	940,419	34,810
	Sugi Holdings Co. Ltd.	1,425,227	34,492
	Toyo Tire Corp.	1,628,205	34,487
	77 Bank Ltd.	996,116	34,408
	Tokyo Seimitsu Co. Ltd.	551,339	34,299
	Hirogin Holdings Inc.	3,918,643	34,182
	GMO Payment Gateway Inc.	612,161	34,117
	Lion Corp.	3,496,284	34,063
	Japan Prime Realty Investment Corp.	51,656	33,935
	Cosmos Pharmaceutical Corp.	541,846	33,660
	Hokuhoku Financial Group Inc.	1,576,715	33,304
	Keikyu Corp.	3,239,229	33,292
	Mitsui Mining & Smelting Co. Ltd.	779,772	32,981
	ALSOK Co. Ltd.	4,726,705	32,924
	Zenkoku Hosho Co. Ltd.	1,541,214	32,882
	Nichirei Corp.	2,730,686	32,864
	Taiyo Yuden Co. Ltd.	1,755,945	32,807
	Suzuken Co. Ltd.	862,257	32,591
	Nikkon Holdings Co. Ltd.	1,442,652	32,494
	Topcon Corp.	1,437,892	31,306
	Toho Gas Co. Ltd.	1,115,596	31,152
	Takashimaya Co. Ltd.	4,021,518	31,079
	Dexerials Corp.	2,133,628	30,847
	Sekisui House REIT Inc.	58,040	30,151
	Nagoya Railroad Co. Ltd.	2,764,533	30,148
	Resorttrust Inc.	2,431,072	30,115

		Shares	Market Value ($000)
	Internet Initiative Japan Inc.	1,631,051	30,038
	Kakaku.com Inc.	1,760,386	29,920
	Sumitomo Rubber Industries Ltd.	2,599,263	29,708
	Stanley Electric Co. Ltd.	1,574,237	29,689
	Iwatani Corp.	2,816,192	29,622
	Yamaguchi Financial Group Inc.	2,611,658	29,561
	Japan Airport Terminal Co. Ltd.	972,394	29,531
	Mitsui Fudosan Logistics Park Inc.	43,986	29,488
	Iida Group Holdings Co. Ltd.	2,102,104	29,484
	Daicel Corp.	3,415,025	29,376
	Kokuyo Co. Ltd.	4,985,332	29,372
	Kyudenko Corp.	686,511	29,331
	Miura Co. Ltd.	1,451,144	28,935
	Nabtesco Corp.	1,572,054	28,920
	Chugin Financial Group Inc.	2,209,279	28,683
	Nishi-Nippon Financial Holdings Inc.	1,811,072	28,607
	NSK Ltd.	5,923,363	28,347
	Sundrug Co. Ltd.	953,460	28,260
	Modec Inc.	659,262	28,088
	Daishi Hokuetsu Financial Group Inc.	1,144,884	28,020
	Mitsubishi Materials Corp.	1,831,332	27,971
	Nichias Corp.	724,285	27,711
	JGC Holdings Corp.	3,093,227	27,655
	Nagase & Co. Ltd.	1,394,736	27,487
	Yamato Kogyo Co. Ltd.	488,425	27,407
	JTEKT Corp.	3,166,366	27,363
	Kyushu Financial Group Inc.	5,358,186	27,363
	Nifco Inc.	1,121,305	27,360
	Industrial & Infrastructure Fund Investment Corp.	33,299	27,246
	Nippon Gas Co. Ltd.	1,497,218	27,237
	Kansai Paint Co. Ltd.	1,919,692	27,183
	Japan Elevator Service Holdings Co. Ltd.	1,016,904	27,147
	Mitsui E&S Co. Ltd.	1,298,907	27,062
	Coca-Cola Bottlers Japan Holdings Inc.	1,766,215	27,006
	Keihan Holdings Co. Ltd.	1,312,949	26,932
*	Visional Inc.	340,535	26,618
	Nippon Electric Glass Co. Ltd.	986,326	26,400
	Hakuhodo DY Holdings Inc.	3,346,762	26,337
	Penta-Ocean Construction Co. Ltd.	4,052,719	26,227
	Mitsui-Soko Holdings Co. Ltd.	1,007,251	26,173
[1]	Nippon Accommodations Fund Inc.	33,369	26,143
	Senko Group Holdings Co. Ltd.	1,940,404	26,116
[1]	Toho Holdings Co. Ltd.	772,351	26,065
	Alps Alpine Co. Ltd.	2,446,815	25,922
[1]	Kobayashi Pharmaceutical Co. Ltd.	737,101	25,922
	Dowa Holdings Co. Ltd.	791,145	25,837
	Ulvac Inc.	701,424	25,765
	Macnica Holdings Inc.	1,951,224	25,484
	Amano Corp.	907,482	25,322
*	Money Forward Inc.	637,438	25,209
	Round One Corp.	2,438,066	25,037
	Wacoal Holdings Corp.	691,529	24,992
	Nihon Kohden Corp.	2,266,134	24,924
	ADEKA Corp.	1,260,616	24,879
	Yamada Holdings Co. Ltd.	8,143,578	24,819
	Tomy Co. Ltd.	1,170,531	24,737
	Activia Properties Inc.	28,887	24,680
*	Mercari Inc.	1,604,987	24,487
	NHK Spring Co. Ltd.	2,173,411	24,472
	Nankai Electric Railway Co. Ltd.	1,520,412	24,422
	SWCC Corp.	405,028	24,247
	Tokyo Century Corp.	2,118,444	24,245
	Chugoku Electric Power Co. Inc.	4,441,954	24,186
	Taiyo Holdings Co. Ltd.	547,468	23,775
	Seino Holdings Co. Ltd.	1,561,788	23,754
	Goldwin Inc.	460,298	23,701
	Canon Marketing Japan Inc.	655,794	23,693
	Kagome Co. Ltd.	1,239,174	23,679
	Japan Logistics Fund Inc.	38,062	23,626
[1]	Mitsubishi Motors Corp.	8,983,950	23,607

		Shares	Market Value ($000)
	Tsumura & Co.	953,276	23,515
	ABC-Mart Inc.	1,254,643	23,479
	GS Yuasa Corp.	1,307,074	23,457
	Nissui Corp.	4,007,295	23,396
	LaSalle Logiport REIT	24,519	23,337
	Park24 Co. Ltd.	1,828,129	23,086
	OBIC Business Consultants Co. Ltd.	399,095	23,018
	Casio Computer Co. Ltd.	2,901,115	22,984
	Yaoko Co. Ltd.	353,600	22,884
	DIC Corp.	1,155,110	22,800
	NSD Co. Ltd.	952,185	22,774
	Shiga Bank Ltd.	566,632	22,756
	Sumitomo Bakelite Co. Ltd.	781,814	22,672
	Makino Milling Machine Co. Ltd.	295,529	22,602
	Daiwabo Holdings Co. Ltd.	1,227,283	22,569
	Ezaki Glico Co. Ltd.	730,172	22,546
	Organo Corp.	364,144	22,437
	INFRONEER Holdings Inc.	2,652,297	22,415
	Hazama Ando Corp.	2,108,661	22,361
	Fuji Corp.	1,180,026	22,144
	Morinaga Milk Industry Co. Ltd.	1,017,154	22,120
	MEITEC Group Holdings Inc.	1,053,415	22,035
*	Konica Minolta Inc.	6,738,988	21,909
	Hisamitsu Pharmaceutical Co. Inc.	808,994	21,778
	Teijin Ltd.	2,554,913	21,716
*	SHIFT Inc.	2,054,070	21,556
	Kanematsu Corp.	1,145,761	21,527
	Welcia Holdings Co. Ltd.	1,280,674	21,489
	GMO internet group Inc.	836,682	21,434
	PAL GROUP Holdings Co. Ltd.	654,182	21,405
	NS Solutions Corp.	910,512	21,356
[1]	Kyoritsu Maintenance Co. Ltd.	883,810	21,279
	AEON REIT Investment Corp.	24,525	20,909
	Zeon Corp.	1,963,631	20,841
	Tokuyama Corp.	969,543	20,762
[1]	Aozora Bank Ltd.	1,414,645	20,755
*	Sumitomo Pharma Co. Ltd.	2,412,207	20,754
	MIRAIT ONE Corp.	1,158,364	20,726
[1]	Koei Tecmo Holdings Co. Ltd.	1,574,907	20,622
	SBI Sumishin Net Bank Ltd.	645,800	20,606
	Nihon M&A Center Holdings Inc.	4,121,235	20,603
	Maruichi Steel Tube Ltd.	851,856	20,594
	UBE Corp.	1,344,645	20,584
	UACJ Corp.	519,975	20,462
	Frontier Real Estate Investment Corp.	35,788	20,413
	North Pacific Bank Ltd.	4,720,957	20,313
	Nippon Kayaku Co. Ltd.	2,163,458	20,202
	Takara Holdings Inc.	2,379,643	20,032
	Meidensha Corp.	531,700	20,025
	Fuyo General Lease Co. Ltd.	737,329	19,917
	Anritsu Corp.	1,840,871	19,842
	Hulic REIT Inc.	18,160	19,801
	Sanki Engineering Co. Ltd.	672,534	19,788
	Toda Corp.	3,101,757	19,780
[1]	Yoshinoya Holdings Co. Ltd.	911,620	19,758
	K's Holdings Corp.	1,970,064	19,707
[1]	Shikoku Electric Power Co. Inc.	2,366,752	19,694
	Toyoda Gosei Co. Ltd.	931,503	19,658
	Hanwa Co. Ltd.	486,770	19,609
[1]	Mabuchi Motor Co. Ltd.	1,340,236	19,378
	Calbee Inc.	1,054,051	19,345
	Kusuri no Aoki Holdings Co. Ltd.	725,447	19,310
	Nojima Corp.	844,368	19,302
	Mori Hills REIT Investment Corp.	21,331	19,278
	Comforia Residential REIT Inc.	9,789	19,228
	Kotobuki Spirits Co. Ltd.	1,430,115	19,083
	Inaba Denki Sangyo Co. Ltd.	725,779	19,033
	SKY Perfect JSAT Holdings Inc.	2,001,008	18,950
*,1	Kioxia Holdings Corp.	1,159,500	18,887
	Toridoll Holdings Corp.	639,588	18,815

		Shares	Market Value ($000)
	Sinfonia Technology Co. Ltd.	299,514	18,811
[1]	Rorze Corp.	1,394,830	18,756
	Rakus Co. Ltd.	1,222,691	18,753
	Nippon Shokubai Co. Ltd.	1,641,020	18,657
	Tokai Carbon Co. Ltd.	2,722,036	18,588
	Nipro Corp.	2,011,711	18,523
	Aica Kogyo Co. Ltd.	751,960	18,515
	Daiwa Securities Living Investments Corp.	27,283	18,485
	Kaneka Corp.	649,964	18,398
	Nitto Boseki Co. Ltd.	416,966	18,242
	OKUMA Corp.	669,452	18,213
	Kose Corp.	473,313	18,164
	Sawai Group Holdings Co. Ltd.	1,406,521	18,055
	SHO-BOND Holdings Co. Ltd.	561,395	17,925
	Suruga Bank Ltd.	1,934,231	17,810
	Takeuchi Manufacturing Co. Ltd.	496,574	17,751
	Rengo Co. Ltd.	3,050,171	17,691
	San-In Godo Bank Ltd.	2,089,043	17,591
	Tsubakimoto Chain Co.	1,248,018	17,517
	Pigeon Corp.	1,584,195	17,513
	Glory Ltd.	680,509	17,499
	Jeol Ltd.	606,442	17,350
	Sotetsu Holdings Inc.	1,098,148	17,341
	House Foods Group Inc.	937,591	17,338
[1]	Colowide Co. Ltd.	1,338,757	17,284
	Mori Trust REIT Inc.	35,472	17,260
	Citizen Watch Co. Ltd.	2,865,246	17,198
[1]	Hokkaido Electric Power Co. Inc.	2,850,729	17,077
	H.U. Group Holdings Inc.	793,504	17,050
	Ito En Ltd.	784,082	17,029
	H2O Retailing Corp.	1,288,225	17,023
	Daiwa Office Investment Corp.	7,318	17,002
	Morinaga & Co. Ltd.	1,054,844	16,838
	Max Co. Ltd.	502,267	16,827
	NOK Corp.	1,107,457	16,804
*,1	Sharp Corp.	3,547,257	16,770
[1]	Create Restaurants Holdings Inc.	1,646,470	16,752
	Acom Co. Ltd.	5,761,531	16,662
	Micronics Japan Co. Ltd.	456,660	16,638
[1]	Osaka Soda Co. Ltd.	1,363,580	16,606
	DTS Corp.	500,373	16,601
	JVCKenwood Corp.	2,092,756	16,549
	Yonex Co. Ltd.	842,092	16,535
	NTT UD REIT Investment Corp.	19,188	16,530
[1]	DeNA Co. Ltd.	1,057,035	16,473
	Denka Co. Ltd.	1,162,611	16,393
	Toei Animation Co. Ltd.	748,000	16,365
	Sumitomo Warehouse Co. Ltd.	778,216	16,141
	Mitsubishi Estate Logistics REIT Investment Corp.	20,159	16,064
[1]	Relo Group Inc.	1,383,655	15,889
	Tokyu REIT Inc.	12,131	15,774
	Harmonic Drive Systems Inc.	831,635	15,767
	Japan Excellent Inc.	16,920	15,654
	Kanadevia Corp.	2,319,226	15,653
	Nippon Shinyaku Co. Ltd.	724,713	15,604
	Juroku Financial Group Inc.	451,710	15,578
	Nippon Soda Co. Ltd.	686,906	15,573
	Nippon Television Holdings Inc.	717,100	15,509
	Okamura Corp.	982,073	15,480
	Seven Bank Ltd.	8,617,493	15,479
*	PeptiDream Inc.	1,386,763	15,367
	Mizuho Leasing Co. Ltd.	2,000,610	15,367
	Tokyo Kiraboshi Financial Group Inc.	355,983	15,348
	Hyakugo Bank Ltd.	3,091,510	15,291
[1]	Namura Shipbuilding Co. Ltd.	747,300	15,258
	Daido Steel Co. Ltd.	1,976,245	15,218
	Ferrotec Corp.	633,600	15,197
	Nippon REIT Investment Corp.	24,207	15,154
[1]	TBS Holdings Inc.	459,800	15,125
	Ship Healthcare Holdings Inc.	1,076,488	15,022

		Shares	Market Value ($000)
	Toyota Boshoku Corp.	1,055,736	15,003
	Ain Holdings Inc.	388,570	14,956
[1]	Senshu Ikeda Holdings Inc.	3,511,485	14,947
	Kiyo Bank Ltd.	816,972	14,863
	Mizuno Corp.	812,278	14,797
	CKD Corp.	821,816	14,672
	Duskin Co. Ltd.	554,517	14,640
	Dentsu Soken Inc.	330,787	14,529
	Saizeriya Co. Ltd.	413,535	14,508
[1]	Japan Petroleum Exploration Co. Ltd.	1,986,755	14,429
	TKC Corp.	480,101	14,421
	Nishi-Nippon Railroad Co. Ltd.	1,009,453	14,360
	Star Asia Investment Corp.	36,833	14,305
	Sangetsu Corp.	715,788	14,246
	Pilot Corp.	487,113	14,182
*	Sansan Inc.	1,120,493	14,178
	EDION Corp.	1,061,722	14,118
[1]	Fuji Media Holdings Inc.	597,345	14,082
	AEON Financial Service Co. Ltd.	1,565,305	14,076
	Kissei Pharmaceutical Co. Ltd.	477,701	14,074
	Starts Corp. Inc.	462,037	13,971
	Simplex Holdings Inc.	514,114	13,957
	Hoshino Resorts REIT Inc.	8,037	13,944
	Daiseki Co. Ltd.	595,414	13,862
	Toei Co. Ltd.	399,200	13,788
	Bic Camera Inc.	1,317,412	13,756
	Okumura Corp.	464,938	13,733
	Tokai Tokyo Financial Holdings Inc.	3,807,904	13,727
	Kumagai Gumi Co. Ltd.	461,331	13,724
[1]	Yodogawa Steel Works Ltd.	1,773,795	13,654
	OSG Corp.	1,055,045	13,652
	Global One Real Estate Investment Corp.	14,426	13,640
	Inabata & Co. Ltd.	622,568	13,508
	DCM Holdings Co. Ltd.	1,418,282	13,484
	Takuma Co. Ltd.	932,115	13,483
	Heiwa Real Estate REIT Inc.	14,334	13,439
	Meiko Electronics Co. Ltd.	273,812	13,418
	Toagosei Co. Ltd.	1,365,486	13,385
	Bunka Shutter Co. Ltd.	790,683	13,383
	Workman Co. Ltd.	311,880	13,349
	Fukuoka REIT Corp.	11,102	13,291
	Ushio Inc.	1,080,392	13,252
	Musashi Seimitsu Industry Co. Ltd.	615,420	13,250
	Japan Securities Finance Co. Ltd.	1,080,220	13,073
	Nishimatsu Construction Co. Ltd.	392,558	13,054
*	Sanken Electric Co. Ltd.	230,070	13,051
	Arcs Co. Ltd.	645,154	12,982
	Daihen Corp.	274,094	12,942
	Financial Partners Group Co. Ltd.	804,720	12,920
	Megmilk Snow Brand Co. Ltd.	683,440	12,916
	Aiful Corp.	4,366,861	12,903
	Hokuriku Electric Power Co.	2,487,519	12,900
	TOKAI Holdings Corp.	1,820,100	12,888
	Monex Group Inc.	2,470,473	12,835
[1]	Anycolor Inc.	411,000	12,808
	As One Corp.	814,274	12,796
[1]	NTN Corp.	7,493,103	12,784
	TS Tech Co. Ltd.	1,063,086	12,765
	Taikisha Ltd.	710,990	12,738
	Dai-Dan Co. Ltd.	417,462	12,695
	Kureha Corp.	555,055	12,658
	Seria Co. Ltd.	682,650	12,572
	Nanto Bank Ltd.	414,562	12,433
	Ohsho Food Service Corp.	502,269	12,427
	Itoham Yonekyu Holdings Inc.	367,012	12,380
	Raito Kogyo Co. Ltd.	598,704	12,370
	Chugoku Marine Paints Ltd.	600,682	12,338
	Lintec Corp.	614,743	12,326
	KOMEDA Holdings Co. Ltd.	615,394	12,274
	Oki Electric Industry Co. Ltd.	1,178,283	12,261

		Shares	Market Value ($000)
	Tadano Ltd.	1,699,630	12,229
	Maruha Nichiro Corp.	588,127	12,215
	Kato Sangyo Co. Ltd.	320,790	12,176
[1]	Kasumigaseki Capital Co. Ltd.	95,900	12,169
	Monogatari Corp.	465,815	12,090
	Shibaura Mechatronics Corp.	171,500	12,069
	ARE Holdings Inc.	1,016,573	11,983
	Fuji Oil Co. Ltd.	636,441	11,976
	Nihon Parkerizing Co. Ltd.	1,311,998	11,968
	Kaken Pharmaceutical Co. Ltd.	458,560	11,950
[1]	Izumi Co. Ltd.	563,731	11,867
	Nakanishi Inc.	920,354	11,847
	PALTAC Corp.	412,849	11,815
	Nisshinbo Holdings Inc.	1,856,570	11,797
	JAFCO Group Co. Ltd.	717,289	11,787
	Sumitomo Osaka Cement Co. Ltd.	451,098	11,741
	Katitas Co. Ltd.	699,454	11,729
	Takasago International Corp.	244,591	11,726
	GungHo Online Entertainment Inc.	610,553	11,688
	Fujimi Inc.	781,978	11,661
	Okasan Securities Group Inc.	2,689,521	11,636
	Jaccs Co. Ltd.	427,337	11,586
	Shochiku Co. Ltd.	136,208	11,543
	Exedy Corp.	366,684	11,511
	MIXI Inc.	500,946	11,464
	KYB Corp.	532,526	11,446
[1]	Towa Corp.	918,419	11,405
	Keiyo Bank Ltd.	1,515,766	11,389
	Seiko Group Corp.	408,403	11,353
	Takara Standard Co. Ltd.	660,728	11,297
	Seiren Co. Ltd.	687,583	11,233
	Nisshin Oillio Group Ltd.	330,322	11,231
	Ariake Japan Co. Ltd.	252,374	11,179
	Valor Holdings Co. Ltd.	632,847	11,177
	Bank of Nagoya Ltd.	191,709	11,157
	Kurabo Industries Ltd.	209,534	11,121
	Leopalace21 Corp.	2,358,823	11,115
	Hyakujushi Bank Ltd.	337,846	11,112
	Daiichikosho Co. Ltd.	1,031,578	11,075
	U-Next Holdings Co. Ltd.	818,326	11,005
	FP Corp.	611,600	10,903
	Riken Keiki Co. Ltd.	515,882	10,861
	Hosiden Corp.	693,826	10,786
	Nippon Paper Industries Co. Ltd.	1,459,789	10,740
	Tokai Rika Co. Ltd.	668,036	10,696
	Musashino Bank Ltd.	433,628	10,693
	Gunze Ltd.	421,718	10,685
	Nippn Corp.	740,305	10,675
[1]	Tamron Co. Ltd.	1,772,824	10,653
	Fuji Seal International Inc.	577,814	10,615
[1]	Hokuetsu Corp.	1,569,792	10,564
	Kaga Electronics Co. Ltd.	547,024	10,500
	San-A Co. Ltd.	525,300	10,467
	Artience Co. Ltd.	493,352	10,447
	Hokkoku Financial Holdings Inc.	280,392	10,375
	Digital Garage Inc.	394,128	10,371
	Joyful Honda Co. Ltd.	750,563	10,359
	Noritake Co. Ltd.	363,348	10,338
	Daiei Kankyo Co. Ltd.	498,300	10,268
	Heiwa Corp.	734,880	10,181
	Yellow Hat Ltd.	956,604	10,126
	Totetsu Kogyo Co. Ltd.	365,894	10,125
	Okinawa Cellular Telephone Co.	296,983	10,083
	Awa Bank Ltd.	475,141	10,072
	Toa Corp.	802,696	10,028
	Appier Group Inc.	988,700	10,026
	FCC Co. Ltd.	499,353	10,023
	Mitsubishi Shokuhin Co. Ltd.	239,518	10,018
	Furuno Electric Co. Ltd.	346,823	10,004
	San-Ai Obbli Co. Ltd.	737,884	9,947

		Shares	Market Value ($000)
	Lifedrink Co. Inc.	665,860	9,945
	TOMONY Holdings Inc.	2,458,670	9,939
	Maruzen Showa Unyu Co. Ltd.	208,110	9,919
	Systena Corp.	3,741,852	9,912
	Ogaki Kyoritsu Bank Ltd.	525,120	9,890
	Pola Orbis Holdings Inc.	1,169,993	9,876
	Sakata Seed Corp.	437,873	9,846
	Tocalo Co. Ltd.	735,430	9,841
	C Uyemura & Co. Ltd.	152,836	9,789
	Aichi Financial Group Inc.	544,833	9,760
	Open Up Group Inc.	795,519	9,748
	Japan Aviation Electronics Industry Ltd.	604,158	9,683
	Nippon Light Metal Holdings Co. Ltd.	833,115	9,667
*,1	Hino Motors Ltd.	3,973,076	9,656
	Chudenko Corp.	396,952	9,634
	Itoki Corp.	628,600	9,620
	SMS Co. Ltd.	958,890	9,599
	Hankyu Hanshin REIT Inc.	9,060	9,589
	Fukuda Denshi Co. Ltd.	205,254	9,553
	JINS Holdings Inc.	177,893	9,432
[1]	Hiday Hidaka Corp.	414,315	9,318
	KH Neochem Co. Ltd.	491,350	9,300
	Kanamoto Co. Ltd.	412,136	9,243
	Paramount Bed Holdings Co. Ltd.	559,986	9,188
[1]	Pacific Industrial Co. Ltd.	673,272	9,185
	MOS Food Services Inc.	359,873	9,118
	Ichigo Office REIT Investment Corp.	14,378	9,106
[1]	JMDC Inc.	351,589	9,085
	Aoyama Trading Co. Ltd.	598,237	9,075
	Sumitomo Densetsu Co. Ltd.	208,668	9,068
	Kitz Corp.	1,072,854	8,999
	Sakata INX Corp.	630,341	8,966
	Fukuyama Transporting Co. Ltd.	376,016	8,953
[1]	Mitsubishi Pencil Co. Ltd.	652,629	8,947
	Shinmaywa Industries Ltd.	737,717	8,904
	Tri Chemical Laboratories Inc.	390,726	8,876
[1]	Royal Holdings Co. Ltd.	502,622	8,873
	Justsystems Corp.	351,920	8,862
	ARCLANDS Corp.	765,749	8,842
	Heiwado Co. Ltd.	457,162	8,821
	Japan Material Co. Ltd.	964,790	8,793
	Funai Soken Holdings Inc.	555,100	8,737
	Life Corp.	546,448	8,734
	Trusco Nakayama Corp.	599,466	8,731
	Heiwa Real Estate Co. Ltd.	594,582	8,705
	Nippon Densetsu Kogyo Co. Ltd.	458,418	8,704
	Taihei Dengyo Kaisha Ltd.	201,102	8,646
[1]	Ai Holdings Corp.	539,550	8,636
	Konoike Transport Co. Ltd.	401,932	8,602
	Arata Corp.	398,054	8,488
	Cybozu Inc.	321,717	8,484
	Nissin Corp.	158,769	8,448
	Noritsu Koki Co. Ltd.	807,609	8,444
	Shibaura Machine Co. Ltd.	326,422	8,401
	Itochu Enex Co. Ltd.	622,742	8,361
	Tsugami Corp.	606,290	8,350
	Nextage Co. Ltd.	672,539	8,348
	Uchida Yoko Co. Ltd.	121,666	8,326
	Future Corp.	532,251	8,319
	Autobacs Seven Co. Ltd.	851,408	8,306
[1]	Aichi Steel Corp.	543,600	8,274
	Shoei Co. Ltd.	690,852	8,272
	T Hasegawa Co. Ltd.	400,024	8,254
	Zuken Inc.	213,565	8,214
	CRE Logistics REIT Inc.	8,264	8,183
	Komeri Co. Ltd.	394,799	8,133
[1]	Mani Inc.	963,786	8,116
	Transcosmos Inc.	340,758	8,116
	Yurtec Corp.	494,850	8,101
	Toyobo Co. Ltd.	1,249,086	8,088

		Shares	Market Value ($000)
	MCJ Co. Ltd.	869,920	8,087
[1]	Kura Sushi Inc.	293,455	8,060
	Morita Holdings Corp.	527,438	8,014
	Toyo Construction Co. Ltd.	731,828	7,998
	Hamakyorex Co. Ltd.	824,008	7,973
	Sanyo Denki Co. Ltd.	128,509	7,968
	Digital Arts Inc.	150,478	7,955
	Elecom Co. Ltd.	612,085	7,917
	Ryoyo Ryosan Holdings Inc.	430,735	7,912
	Nishimatsuya Chain Co. Ltd.	536,101	7,898
	Mirai Corp.	25,903	7,878
	Infomart Corp.	2,860,979	7,851
	Maxell Ltd.	589,659	7,836
	Iino Kaiun Kaisha Ltd.	1,142,366	7,832
	Nichiha Corp.	375,876	7,828
	Maeda Kosen Co. Ltd.	619,810	7,818
	Fujita Kanko Inc.	111,808	7,780
[1]	Nitto Kogyo Corp.	350,114	7,736
	Nohmi Bosai Ltd.	297,872	7,734
[1]	Tokyo Steel Manufacturing Co. Ltd.	743,118	7,732
	Create SD Holdings Co. Ltd.	338,989	7,730
	Towa Pharmaceutical Co. Ltd.	355,182	7,706
	Shibuya Corp.	320,422	7,705
	Central Automotive Products Ltd.	602,144	7,689
	Happinet Corp.	203,390	7,643
	Premium Group Co. Ltd.	506,263	7,619
[1]	Rigaku Holdings Corp.	1,492,200	7,616
	United Super Markets Holdings Inc.	1,216,628	7,585
[1]	Fuso Chemical Co. Ltd.	267,129	7,569
	Kurimoto Ltd.	145,333	7,560
	Belc Co. Ltd.	157,651	7,542
	Wacom Co. Ltd.	1,749,274	7,532
	YAMABIKO Corp.	517,248	7,514
	Topre Corp.	547,703	7,503
	TechMatrix Corp.	526,413	7,489
	Nittetsu Mining Co. Ltd.	152,128	7,473
	Hogy Medical Co. Ltd.	236,375	7,464
	SOSiLA Logistics REIT Inc.	9,579	7,450
	Yokogawa Bridge Holdings Corp.	419,474	7,435
	Tosei Corp.	382,333	7,372
	Fuji Kyuko Co. Ltd.	523,285	7,359
[1]	Nomura Micro Science Co. Ltd.	406,600	7,334
	Tsuburaya Fields Holdings Inc.	481,542	7,330
	Takara Leben Real Estate Investment Corp.	11,703	7,312
	Galilei Co. Ltd.	332,765	7,299
	Mitsui High-Tec Inc.	1,452,005	7,295
*,1	Atom Corp.	1,626,810	7,274
	Adastria Co. Ltd.	365,701	7,263
	Kohnan Shoji Co. Ltd.	279,591	7,220
	dip Corp.	446,025	7,220
	San ju San Financial Group Inc.	320,346	7,204
	Eizo Corp.	505,192	7,188
	Toho Bank Ltd.	2,947,923	7,177
	Daio Paper Corp.	1,287,874	7,175
	Nichicon Corp.	836,848	7,167
[1]	Ichibanya Co. Ltd.	1,107,185	7,151
	Ricoh Leasing Co. Ltd.	196,312	7,144
	Nichireki Group Co. Ltd.	364,042	7,130
	Mitsuuroko Group Holdings Co. Ltd.	502,459	7,107
	BML Inc.	305,131	7,086
	Mitani Sekisan Co. Ltd.	123,700	7,076
	Ichigo Inc.	2,661,102	7,045
	Kyokuto Kaihatsu Kogyo Co. Ltd.	405,577	7,028
	Mitsuboshi Belting Ltd.	294,450	7,014
	Showa Sangyo Co. Ltd.	348,247	6,994
	JAC Recruitment Co. Ltd.	997,404	6,980
	Yuasa Trading Co. Ltd.	223,877	6,956
	Central Glass Co. Ltd.	320,788	6,929
	Yamanashi Chuo Bank Ltd.	373,210	6,918
	Earth Corp.	212,734	6,874

		Shares	Market Value ($000)
	Tokyu Construction Co. Ltd.	1,000,430	6,873
	Argo Graphics Inc.	195,982	6,853
	Nitta Corp.	250,509	6,846
	Token Corp.	73,915	6,828
	Japan Wool Textile Co. Ltd.	737,667	6,813
	Eiken Chemical Co. Ltd.	432,147	6,792
	JCU Corp.	288,228	6,780
	Megachips Corp.	186,964	6,749
	Kumiai Chemical Industry Co. Ltd.	1,248,656	6,730
	Tokyotokeiba Co. Ltd.	195,222	6,728
	Matsui Securities Co. Ltd.	1,375,797	6,725
	SIGMAXYZ Holdings Inc.	841,900	6,704
	Japan Lifeline Co. Ltd.	700,864	6,697
	Chiba Kogyo Bank Ltd.	673,600	6,651
	Noevir Holdings Co. Ltd.	217,652	6,636
	Totech Corp.	352,500	6,624
	Nomura Co. Ltd.	1,087,887	6,619
	Restar Corp.	367,884	6,607
	Nikkiso Co. Ltd.	736,992	6,590
	Doutor Nichires Holdings Co. Ltd.	394,886	6,559
	Menicon Co. Ltd.	847,672	6,557
	Nishio Holdings Co. Ltd.	234,682	6,550
	Toshiba TEC Corp.	327,287	6,543
	Hosokawa Micron Corp.	182,348	6,512
	PILLAR Corp.	254,045	6,507
	Wakita & Co. Ltd.	557,767	6,503
	Nippon Seiki Co. Ltd.	634,326	6,499
[1]	HIS Co. Ltd.	685,878	6,458
	Mochida Pharmaceutical Co. Ltd.	316,158	6,457
	Oita Bank Ltd.	206,082	6,453
	Genky DrugStores Co. Ltd.	217,746	6,429
	Ishihara Sangyo Kaisha Ltd.	444,586	6,424
	World Co. Ltd.	349,726	6,424
	Axial Retailing Inc.	848,736	6,423
*	Nxera Pharma Co. Ltd.	1,060,900	6,392
*	Medley Inc.	312,100	6,385
	Konishi Co. Ltd.	790,872	6,366
[1]	Sun Corp.	165,500	6,350
	Toyo Tanso Co. Ltd.	197,310	6,334
	Milbon Co. Ltd.	375,315	6,329
[1]	Sakura Internet Inc.	324,200	6,328
	UT Group Co. Ltd.	373,587	6,307
	Yamazen Corp.	710,218	6,295
	Fuji Co. Ltd.	465,749	6,267
	JBCC Holdings Inc.	725,900	6,239
	Sumitomo Riko Co. Ltd.	490,850	6,216
	Okamoto Industries Inc.	182,770	6,190
	Shin Nippon Air Technologies Co. Ltd.	351,728	6,170
	Sumitomo Mitsui Construction Co. Ltd.	1,560,518	6,153
	ZERIA Pharmaceutical Co. Ltd.	445,855	6,152
	Tsukishima Holdings Co. Ltd.	402,077	6,112
	Shikoku Kasei Holdings Corp.	441,185	6,106
	Prima Meat Packers Ltd.	386,217	6,097
	Sinko Industries Ltd.	717,159	6,067
[1]	Nagawa Co. Ltd.	141,605	6,060
	Nissan Shatai Co. Ltd.	877,183	6,052
	Zojirushi Corp.	505,999	6,037
	Onward Holdings Co. Ltd.	1,479,925	6,022
	WingArc1st Inc.	251,000	6,003
	Furukawa Co. Ltd.	377,017	5,998
	Koshidaka Holdings Co. Ltd.	654,931	5,917
	One REIT Inc.	3,330	5,905
[1]	Mitsubishi Logisnext Co. Ltd.	457,789	5,889
	Zacros Corp.	225,803	5,884
	Tsurumi Manufacturing Co. Ltd.	226,140	5,871
	AZ-COM MARUWA Holdings Inc.	756,079	5,832
	CTI Engineering Co. Ltd.	290,800	5,828
	Okinawa Financial Group Inc.	257,071	5,823
	Shin-Etsu Polymer Co. Ltd.	490,631	5,793
	Nippon Signal Co. Ltd.	772,242	5,727

		Shares	Market Value ($000)
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,726
	m-up Holdings Inc.	410,400	5,720
	Raksul Inc.	695,058	5,706
	Teikoku Sen-I Co. Ltd.	287,303	5,695
	Ryobi Ltd.	375,248	5,670
	AOKI Holdings Inc.	497,380	5,653
	First Bank of Toyama Ltd.	786,362	5,637
	Union Tool Co.	133,620	5,580
	Meisei Industrial Co. Ltd.	538,608	5,578
	Hibiya Engineering Ltd.	204,525	5,565
[1]	Kisoji Co. Ltd.	344,989	5,551
	Aisan Industry Co. Ltd.	501,881	5,548
[1]	TSI Holdings Co. Ltd.	792,524	5,543
	Fujibo Holdings Inc.	140,485	5,535
	Noritz Corp.	435,270	5,523
[1]	Ringer Hut Co. Ltd.	367,469	5,513
	TV Asahi Holdings Corp.	291,909	5,485
	Valqua Ltd.	234,522	5,481
*,1	PKSHA Technology Inc.	233,754	5,442
	NPR-RIKEN Corp.	322,578	5,427
	METAWATER Co. Ltd.	297,743	5,413
	Idec Corp.	357,247	5,385
	ESPEC Corp.	254,346	5,384
	Daiichi Jitsugyo Co. Ltd.	318,103	5,382
*	Chiyoda Corp.	2,263,483	5,378
	Komori Corp.	556,094	5,354
	Orient Corp.	808,012	5,345
	Sun Frontier Fudousan Co. Ltd.	380,927	5,333
	TOA Road Corp.	498,135	5,331
	Plus Alpha Consulting Co. Ltd.	354,274	5,329
	Star Micronics Co. Ltd.	462,815	5,322
	ASKUL Corp.	531,916	5,313
	Nachi-Fujikoshi Corp.	247,426	5,292
	Miyazaki Bank Ltd.	199,622	5,282
	Nippon Yakin Kogyo Co. Ltd.	190,595	5,267
	KAWADA TECHNOLOGIES Inc.	201,233	5,239
	Krosaki Harima Corp.	228,560	5,235
	Japan Transcity Corp.	678,586	5,210
	Nippon Kanzai Holdings Co. Ltd.	282,721	5,196
	Oyo Corp.	250,120	5,190
	HI-LEX Corp.	314,998	5,175
	Sekisui Jushi Corp.	361,235	5,172
	Weathernews Inc.	175,044	5,147
	A&D HOLON Holdings Co. Ltd.	386,500	5,136
	Japan Pulp & Paper Co. Ltd.	1,183,720	5,134
	Anicom Holdings Inc.	992,455	5,125
	Eagle Industry Co. Ltd.	317,093	5,071
	Oiles Corp.	356,539	5,069
	Prestige International Inc.	1,161,477	5,053
	TPR Co. Ltd.	360,784	5,046
[1]	Yamae Group Holdings Co. Ltd.	291,700	5,011
	Optex Group Co. Ltd.	444,050	5,008
	TRE Holdings Corp.	558,521	5,008
	Computer Engineering & Consulting Ltd.	338,064	5,003
	Riken Vitamin Co. Ltd.	261,901	4,998
	Hioki EE Corp.	135,136	4,991
	SBS Holdings Inc.	234,231	4,987
	Yamaichi Electronics Co. Ltd.	261,599	4,983
	Alconix Corp.	354,818	4,964
*,1	euglena Co. Ltd.	1,573,058	4,949
	Iriso Electronics Co. Ltd.	257,338	4,944
	Starzen Co. Ltd.	635,118	4,937
[1]	Shoei Foods Corp.	180,252	4,914
	Doshisha Co. Ltd.	292,743	4,883
	IDOM Inc.	754,871	4,876
[1]	Marusan Securities Co. Ltd.	800,935	4,875
	Senshu Electric Co. Ltd.	172,300	4,867
	Mandom Corp.	508,664	4,850
	Akita Bank Ltd.	223,049	4,837
	United Arrows Ltd.	331,525	4,811

		Shares	Market Value ($000)
	Kamei Corp.	283,656	4,804
	Sato Corp.	338,620	4,789
	Hirata Corp.	337,998	4,780
*,1	Remixpoint Inc.	1,503,037	4,770
	Bando Chemical Industries Ltd.	399,907	4,761
	Itochu-Shokuhin Co. Ltd.	70,550	4,737
	Nippon Ceramic Co. Ltd.	240,256	4,731
	Kameda Seika Co. Ltd.	176,426	4,718
	Aida Engineering Ltd.	780,577	4,713
	Tanseisha Co. Ltd.	539,932	4,698
	Matsuda Sangyo Co. Ltd.	197,151	4,695
	Anest Iwata Corp.	451,558	4,694
	Sala Corp.	733,500	4,690
	Bank of Iwate Ltd.	200,963	4,685
	Nissha Co. Ltd.	526,422	4,674
	Asahi Yukizai Corp.	162,957	4,666
	Katakura Industries Co. Ltd.	268,866	4,659
	Nissei ASB Machine Co. Ltd.	107,573	4,642
	Keihanshin Building Co. Ltd.	446,667	4,611
	Matsuyafoods Holdings Co. Ltd.	110,743	4,610
	Riken Technos Corp.	597,435	4,602
[1]	Nagaileben Co. Ltd.	317,488	4,600
	eGuarantee Inc.	464,284	4,596
	Asanuma Corp.	866,300	4,589
[1]	Pack Corp.	609,204	4,578
	Japan Investment Adviser Co. Ltd.	375,500	4,570
	Mitsui DM Sugar Co. Ltd.	222,854	4,566
	Kyokuyo Co. Ltd.	147,068	4,552
	Press Kogyo Co. Ltd.	1,148,969	4,544
	Yahagi Construction Co. Ltd.	345,767	4,544
	Shofu Inc.	337,036	4,534
[1]	OSAKA Titanium Technologies Co. Ltd.	414,408	4,531
	Altech Corp.	249,300	4,531
	Toenec Corp.	512,400	4,517
	ASKA Pharmaceutical Holdings Co. Ltd.	275,859	4,507
	en Japan Inc.	387,047	4,494
	Bank of the Ryukyus Ltd.	549,753	4,485
	Joshin Denki Co. Ltd.	274,014	4,472
	Broadleaf Co. Ltd.	885,068	4,469
	Futaba Industrial Co. Ltd.	827,593	4,450
	Goldcrest Co. Ltd.	203,088	4,444
	Tachibana Eletech Co. Ltd.	234,508	4,439
[1]	Fixstars Corp.	329,615	4,435
	Sakai Moving Service Co. Ltd.	249,568	4,417
	Teikoku Electric Manufacturing Co. Ltd.	196,895	4,412
[1]	Tokyo Electron Device Ltd.	253,452	4,409
	SRA Holdings	143,731	4,386
	Seika Corp.	127,834	4,380
[1]	Imperial Hotel Ltd.	668,800	4,362
	Nippon Parking Development Co. Ltd.	2,484,138	4,358
[1]	DyDo Group Holdings Inc.	245,710	4,339
	Halows Co. Ltd.	131,693	4,324
[1]	Ise Chemicals Corp.	23,900	4,324
	Tachi-S Co. Ltd.	364,370	4,315
	Nippon Road Co. Ltd.	259,490	4,301
[1]	Tama Home Co. Ltd.	181,552	4,282
	Kyoei Steel Ltd.	296,935	4,267
	GLOBERIDE Inc.	284,398	4,255
	Optorun Co. Ltd.	394,455	4,252
	Aeon Hokkaido Corp.	713,446	4,240
	Tokai Corp.	303,357	4,233
	Saibu Gas Holdings Co. Ltd.	344,497	4,226
	Canon Electronics Inc.	250,032	4,225
	Raiznext Corp.	340,962	4,224
	Denyo Co. Ltd.	212,900	4,223
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	187,821	4,219
	Takamatsu Construction Group Co. Ltd.	206,164	4,203
	Yamagata Bank Ltd.	416,781	4,201
*	Nippon Sheet Glass Co. Ltd.	1,264,102	4,186
	Torishima Pump Manufacturing Co. Ltd.	291,855	4,186

		Shares	Market Value ($000)
	Bell System24 Holdings Inc.	464,874	4,178
	Miyaji Engineering Group Inc.	321,010	4,168
	Riso Kagaku Corp.	538,645	4,156
	S Foods Inc.	236,039	4,156
	Starts Proceed Investment Corp.	3,333	4,153
	Hochiki Corp.	197,721	4,146
[1]	Toho Titanium Co. Ltd.	456,586	4,135
	Shibusawa Logistics Corp.	142,681	4,130
	Shinnihon Corp.	353,980	4,111
	Insource Co. Ltd.	679,450	4,101
	RS Technologies Co. Ltd.	199,146	4,098
	S&B Foods Inc.	205,900	4,097
	Nichiden Corp.	215,738	4,076
*	Oisix ra daichi Inc.	359,283	4,075
	Belluna Co. Ltd.	640,497	4,065
[1]	Osaka Organic Chemical Industry Ltd.	209,655	4,049
	VT Holdings Co. Ltd.	1,309,656	4,040
*	Net Protections Holdings Inc.	828,500	4,031
	Vital KSK Holdings Inc.	479,047	4,030
	Arisawa Manufacturing Co. Ltd.	393,200	4,022
	Tosei REIT Investment Corp.	4,256	4,016
	Topy Industries Ltd.	232,194	4,015
	Furuya Metal Co. Ltd.	235,500	4,011
	Oriental Shiraishi Corp.	1,562,115	3,997
	Okinawa Electric Power Co. Inc.	624,420	3,987
	Airman Corp.	292,000	3,977
	Sagami Holdings Corp.	341,541	3,974
[1]	Qol Holdings Co. Ltd.	295,432	3,954
	Tochigi Bank Ltd.	1,345,380	3,953
	Daiwa Industries Ltd.	355,304	3,949
	Shikoku Bank Ltd.	477,185	3,947
	Sintokogio Ltd.	650,953	3,924
	Retail Partners Co. Ltd.	407,880	3,895
[1]	Matsuya Co. Ltd.	525,337	3,884
	DKS Co. Ltd.	113,488	3,883
	Shizuoka Gas Co. Ltd.	515,873	3,877
	MARUKA FURUSATO Corp.	246,253	3,875
	Takara Bio Inc.	662,320	3,871
	Yokorei Co. Ltd.	554,564	3,862
	MEC Co. Ltd.	207,670	3,844
	Obara Group Inc.	150,118	3,843
[1]	Nippon Carbon Co. Ltd.	140,561	3,842
	ESCON Japan REIT Investment Corp.	4,652	3,833
	Shinagawa Refractories Co. Ltd.	333,900	3,815
	Hokuto Corp.	311,814	3,812
	Sanyo Chemical Industries Ltd.	145,280	3,807
	Strike Co. Ltd.	146,499	3,802
[1]	Sankei Real Estate Inc.	5,981	3,788
	Samty Residential Investment Corp.	5,772	3,780
	NS United Kaiun Kaisha Ltd.	136,103	3,777
	Procrea Holdings Inc.	372,683	3,776
	M&A Capital Partners Co. Ltd.	193,282	3,767
	Chubu Shiryo Co. Ltd.	338,424	3,759
	Ki-Star Real Estate Co. Ltd.	117,100	3,747
	Health Care & Medical Investment Corp.	4,907	3,744
	Chuo Spring Co. Ltd.	186,025	3,742
	Hokkaido Gas Co. Ltd.	918,325	3,702
	Roland Corp.	176,739	3,694
	Curves Holdings Co. Ltd.	747,830	3,693
	Avex Inc.	434,597	3,677
[1]	Piolax Inc.	317,219	3,677
	Pasona Group Inc.	268,241	3,674
	Siix Corp.	450,535	3,672
	Marudai Food Co. Ltd.	291,057	3,666
[1]	Mars Group Holdings Corp.	185,932	3,655
[1]	Hakuto Co. Ltd.	144,959	3,650
[1]	Kappa Create Co. Ltd.	359,761	3,610
	Osaki Electric Co. Ltd.	520,309	3,609
	Sakai Chemical Industry Co. Ltd.	189,848	3,593
[1]	Nihon Chouzai Co. Ltd.	153,862	3,574

		Shares	Market Value ($000)
	Hoosiers Holdings Co. Ltd.	398,508	3,567
	JCR Pharmaceuticals Co. Ltd.	952,875	3,566
	ES-Con Japan Ltd.	553,665	3,563
	Istyle Inc.	940,643	3,562
	Chori Co. Ltd.	140,247	3,547
[1]	KeePer Technical Laboratory Co. Ltd.	163,596	3,533
	Unipres Corp.	498,656	3,532
	Geo Holdings Corp.	324,820	3,531
	Fukui Bank Ltd.	281,055	3,531
[1]	Change Holdings Inc.	461,389	3,530
	Shinwa Co. Ltd.	155,776	3,520
	Kanto Denka Kogyo Co. Ltd.	622,802	3,520
	G-Tekt Corp.	284,995	3,512
	Comture Corp.	301,668	3,500
	Ehime Bank Ltd.	488,379	3,498
	Daikokutenbussan Co. Ltd.	73,433	3,488
*,1	M&A Research Institute Holdings Inc.	387,994	3,488
	K&O Energy Group Inc.	181,890	3,479
	Ryoden Corp.	181,200	3,470
	JM Holdings Co. Ltd.	181,368	3,464
[1]	Transaction Co. Ltd.	199,500	3,460
	Stella Chemifa Corp.	121,524	3,447
	Chofu Seisakusho Co. Ltd.	259,286	3,436
	J-Oil Mills Inc.	248,151	3,409
	Neturen Co. Ltd.	431,335	3,404
	Murakami Corp.	77,915	3,387
[1]	Seikitokyu Kogyo Co. Ltd.	347,300	3,383
	Sodick Co. Ltd.	573,043	3,381
	Tamura Corp.	1,057,588	3,378
	SRE Holdings Corp.	161,669	3,378
	Daikyonishikawa Corp.	710,338	3,353
[1]	Alpen Co. Ltd.	208,002	3,321
	Bank of Saga Ltd.	181,867	3,295
	Mitsubishi Research Institute Inc.	104,024	3,257
	JSB Co. Ltd.	125,300	3,242
[1]	Enplas Corp.	92,893	3,238
	Zenrin Co. Ltd.	441,549	3,227
	Tokushu Tokai Paper Co. Ltd.	123,588	3,218
[1]	Septeni Holdings Co. Ltd.	1,093,300	3,207
	France Bed Holdings Co. Ltd.	373,484	3,204
	Genki Global Dining Concepts Corp.	139,283	3,201
	GMO Financial Holdings Inc.	574,900	3,182
	Cawachi Ltd.	173,762	3,177
	Miroku Jyoho Service Co. Ltd.	254,301	3,173
	Asahi Diamond Industrial Co. Ltd.	641,345	3,166
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,155
[1]	Rock Field Co. Ltd.	309,160	3,142
[1]	BRONCO BILLY Co. Ltd.	116,560	3,128
	Nihon Nohyaku Co. Ltd.	531,073	3,121
	Yokowo Co. Ltd.	300,479	3,117
	Aiphone Co. Ltd.	165,502	3,116
	Okura Industrial Co. Ltd.	107,758	3,113
	Chubu Steel Plate Co. Ltd.	215,800	3,113
	Sinanen Holdings Co. Ltd.	71,509	3,110
	KPP Group Holdings Co. Ltd.	605,209	3,110
	TDC Soft Inc.	357,898	3,110
	Warabeya Nichiyo Holdings Co. Ltd.	173,722	3,107
[1]	Yondoshi Holdings Inc.	268,144	3,082
	Fujicco Co. Ltd.	285,097	3,066
	Koatsu Gas Kogyo Co. Ltd.	422,638	3,056
	Kyokuto Securities Co. Ltd.	314,195	3,052
	Nippon Thompson Co. Ltd.	765,699	3,049
[1]	Gift Holdings Inc.	132,400	3,049
	Cosel Co. Ltd.	393,824	3,044
	Godo Steel Ltd.	119,185	3,007
	Hokkan Holdings Ltd.	226,603	3,005
[1]	Sanyo Electric Railway Co. Ltd.	226,820	2,996
[1]	Mirai Industry Co. Ltd.	119,046	2,992
	Koa Corp.	426,798	2,989
	Daito Pharmaceutical Co. Ltd.	373,382	2,984

		Shares	Market Value ($000)
	Software Service Inc.	33,100	2,979
[1]	West Holdings Corp.	298,700	2,977
	Okabe Co. Ltd.	516,098	2,976
*	RENOVA Inc.	635,155	2,975
	Nippon Fine Chemical Co. Ltd.	164,500	2,969
	Mirarth Holdings Inc.	1,151,839	2,947
[1]	Kosaido Holdings Co. Ltd.	968,100	2,934
	GREE Holdings Inc.	892,505	2,918
	Daiki Aluminium Industry Co. Ltd.	421,252	2,911
	Fukuda Corp.	82,095	2,895
[1]	Santec Holdings Corp.	73,706	2,884
[1]	Osaka Steel Co. Ltd.	170,191	2,881
	Hisaka Works Ltd.	298,599	2,880
	St. Marc Holdings Co. Ltd.	180,878	2,876
	Tekken Corp.	138,546	2,875
	Dai Nippon Toryo Co. Ltd.	349,371	2,874
	Mitsuba Corp.	506,515	2,869
[1]	Key Coffee Inc.	216,085	2,848
	Sumida Corp.	417,594	2,846
	Toyo Corp.	280,950	2,840
	Daido Metal Co. Ltd.	621,152	2,836
[1]	Toyo Gosei Co. Ltd.	84,034	2,828
	Tomoku Co. Ltd.	129,790	2,826
[1]	eRex Co. Ltd.	571,528	2,824
	I'll Inc.	151,955	2,823
	Ines Corp.	241,365	2,822
	Nihon Tokushu Toryo Co. Ltd.	208,125	2,817
	Gakken Holdings Co. Ltd.	440,173	2,794
[1]	Kojima Co. Ltd.	349,292	2,789
	Onoken Co. Ltd.	291,155	2,780
	Iwaki Co. Ltd.	158,400	2,765
	J Trust Co. Ltd.	940,347	2,763
	Vision Inc.	373,085	2,740
	FULLCAST Holdings Co. Ltd.	246,665	2,721
	NTT Data Group Corp.	104,300	2,720
	Chiyoda Integre Co. Ltd.	132,944	2,711
	Shima Seiki Manufacturing Ltd.	385,864	2,710
	Kyodo Printing Co. Ltd.	293,860	2,699
	COLOPL Inc.	774,674	2,685
	Feed One Co. Ltd.	373,489	2,680
	Softcreate Holdings Corp.	180,626	2,678
	Avant Group Corp.	266,500	2,668
	PHC Holdings Corp.	434,389	2,662
	Tokyo Energy & Systems Inc.	241,520	2,659
[1]	Nittoku Co. Ltd.	196,400	2,659
	Wellneo Sugar Co. Ltd.	174,161	2,653
	Shinsho Corp.	186,372	2,606
	NEC Capital Solutions Ltd.	102,099	2,595
	LITALICO Inc.	276,266	2,589
	Maezawa Kyuso Industries Co. Ltd.	308,579	2,588
[1]	Aizawa Securities Group Co. Ltd.	300,189	2,581
	Rheon Automatic Machinery Co. Ltd.	281,044	2,572
	Takaoka Toko Co. Ltd.	133,552	2,554
	grems Inc.	153,200	2,551
	Toyo Kanetsu KK	93,614	2,529
[1]	Base Co. Ltd.	108,888	2,528
	Nippon Denko Co. Ltd.	1,349,547	2,517
	Sparx Group Co. Ltd.	251,531	2,491
[1]	Okuwa Co. Ltd.	402,121	2,484
	Chiyoda Co. Ltd.	310,478	2,479
	Xebio Holdings Co. Ltd.	333,972	2,469
	Vector Inc.	336,989	2,468
	JDC Corp.	796,409	2,467
	Fudo Tetra Corp.	157,729	2,466
[1]	Pacific Metals Co. Ltd.	199,878	2,452
	V Technology Co. Ltd.	124,471	2,441
	Kanaden Corp.	194,943	2,439
	Shinko Shoji Co. Ltd.	370,929	2,437
	JP-Holdings Inc.	676,602	2,425
[1]	Shin Nippon Biomedical Laboratories Ltd.	262,604	2,418

		Shares	Market Value ($000)
	Honeys Holdings Co. Ltd.	244,678	2,400
	Moriroku Co. Ltd.	149,190	2,392
	Icom Inc.	124,497	2,391
	FIDEA Holdings Co. Ltd.	236,338	2,383
[1]	giftee Inc.	256,300	2,378
	MTI Ltd.	385,931	2,369
[1]	Fujio Food Group Inc.	315,780	2,368
	Towa Bank Ltd.	465,921	2,366
	ZIGExN Co. Ltd.	705,200	2,365
	Nippon Rietec Co. Ltd.	180,002	2,359
	Mie Kotsu Group Holdings Inc.	695,819	2,323
[1]	Yamashin-Filter Corp.	548,996	2,320
*	Nippon Chemi-Con Corp.	281,035	2,319
	Akatsuki Inc.	117,117	2,311
	Ichiyoshi Securities Co. Ltd.	460,586	2,303
	Aeon Fantasy Co. Ltd.	96,824	2,302
	EM Systems Co. Ltd.	453,291	2,300
	Midac Holdings Co. Ltd.	158,590	2,269
[1]	Fujiya Co. Ltd.	138,283	2,265
	FAN Communications Inc.	696,996	2,254
	Komatsu Matere Co. Ltd.	438,972	2,237
[1]	Inui Global Logistics Co. Ltd.	266,046	2,220
	Intage Holdings Inc.	171,201	2,214
[1]	Seikagaku Corp.	510,460	2,180
	ST Corp.	202,879	2,177
	Fukui Computer Holdings Inc.	107,328	2,168
	LEC Inc.	290,190	2,166
	Kenko Mayonnaise Co. Ltd.	174,485	2,160
	Kyosan Electric Manufacturing Co. Ltd.	646,469	2,156
[1]	Daiho Corp.	390,445	2,155
[1]	Tohokushinsha Film Corp.	475,500	2,147
	Kanagawa Chuo Kotsu Co. Ltd.	88,285	2,142
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	2,117
	Alpha Systems Inc.	88,028	2,088
[1]	Ministop Co. Ltd.	156,638	2,086
	JSP Corp.	165,438	2,078
	TOC Co. Ltd.	427,991	2,073
[1]	Giken Ltd.	215,021	2,052
	Toa Corp. (XTKS)	296,666	2,052
	Link & Motivation Inc.	615,773	2,037
	YAKUODO Holdings Co. Ltd.	132,538	2,023
[1]	Komehyo Holdings Co. Ltd.	104,600	2,023
	CMK Corp.	828,954	2,018
	Yukiguni Factory Co. Ltd.	270,244	2,018
	World Holdings Co. Ltd.	127,683	2,016
	Yushin Co.	476,660	1,987
[1]	Nafco Co. Ltd.	159,907	1,984
	Yondenko Corp.	225,236	1,980
[1]	YA-MAN Ltd.	359,168	1,970
	Iseki & Co. Ltd.	211,726	1,966
	G-7 Holdings Inc.	226,666	1,965
	Maxvalu Tokai Co. Ltd.	92,432	1,942
[1]	Carta Holdings Inc.	139,700	1,925
	Cleanup Corp.	398,755	1,912
	Nichiban Co. Ltd.	141,256	1,883
[1]	SBI ARUHI Corp.	342,627	1,883
	Shindengen Electric Manufacturing Co. Ltd.	108,671	1,866
*,1	Universal Entertainment Corp.	278,300	1,859
	Corona Corp. Class A	294,372	1,844
*,1	PIA Corp.	93,311	1,841
	Fuji Pharma Co. Ltd.	198,497	1,833
[1]	BrainPad Inc.	206,423	1,833
[1]	Futaba Corp.	445,067	1,827
	Pharma Foods International Co. Ltd.	312,548	1,827
	Tayca Corp.	220,480	1,809
	CTS Co. Ltd.	311,985	1,806
	Sanshin Electronics Co. Ltd.	109,705	1,800
[1]	Management Solutions Co. Ltd.	161,838	1,795
[1]	Tv Tokyo Holdings Corp.	73,882	1,791
	Amvis Holdings Inc.	521,400	1,782

		Shares	Market Value ($000)
[1]	Studio Alice Co. Ltd.	124,687	1,777
	Nitto Kohki Co. Ltd.	139,121	1,775
	Taki Chemical Co. Ltd.	90,555	1,756
	Sankyo Seiko Co. Ltd.	428,767	1,753
[1]	Daisyo Corp.	222,393	1,748
	Marvelous Inc.	486,289	1,746
	Rokko Butter Co. Ltd.	213,888	1,740
	Solasto Corp.	611,155	1,734
	Arakawa Chemical Industries Ltd.	225,785	1,686
[1]	Kintetsu Department Store Co. Ltd.	138,678	1,686
	S-Pool Inc.	787,344	1,674
	Ichikoh Industries Ltd.	661,874	1,672
	Oro Co. Ltd.	78,683	1,647
	Yorozu Corp.	260,310	1,632
	WATAMI Co. Ltd.	242,705	1,631
[1]	FP Partner Inc.	118,834	1,618
*	Furukawa Battery Co. Ltd.	175,704	1,613
[1]	Inaba Seisakusho Co. Ltd.	135,442	1,601
	Artnature Inc.	298,595	1,586
	Central Security Patrols Co. Ltd.	100,414	1,581
	Nihon Trim Co. Ltd.	52,483	1,581
	Hodogaya Chemical Co. Ltd.	158,168	1,576
[1]	Daikoku Denki Co. Ltd.	105,400	1,546
	Riso Kyoiku Co. Ltd.	1,066,782	1,526
	Sankyo Tateyama Inc.	377,679	1,524
[1]	Gamecard-Joyco Holdings Inc.	90,600	1,505
	Airport Facilities Co. Ltd.	239,260	1,494
[1]	Elan Corp.	260,180	1,470
	Sanoh Industrial Co. Ltd.	317,394	1,466
	Nippon Sharyo Ltd.	91,993	1,463
	Asahi Co. Ltd.	162,896	1,450
	Amuse Inc.	132,922	1,437
	Nakayama Steel Works Ltd.	332,714	1,408
	Pronexus Inc.	186,349	1,399
	Fuso Pharmaceutical Industries Ltd.	95,427	1,398
[1]	Tess Holdings Co. Ltd.	471,500	1,366
	Advan Group Co. Ltd.	237,572	1,365
*,1	TerraSky Co. Ltd.	85,465	1,322
	Central Sports Co. Ltd.	79,194	1,317
*	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,314
	Buffalo Inc.	82,770	1,305
*,1	Sourcenext Corp.	1,100,215	1,302
	CAC Holdings Corp.	93,644	1,262
[1]	Sumiseki Holdings Inc.	304,700	1,258
	Ebase Co. Ltd.	373,436	1,253
	WDB Holdings Co. Ltd.	106,899	1,213
	Gecoss Corp.	140,142	1,208
	Shimojima Co. Ltd.	136,503	1,135
	Nisso Holdings Co. Ltd.	255,817	1,123
	ValueCommerce Co. Ltd.	207,007	1,105
	LIFULL Co. Ltd.	834,555	1,102
[1]	Kitanotatsujin Corp.	1,151,561	1,102
	Aichi Corp.	128,920	1,100
[1]	Shimadaya Corp.	86,370	1,093
*,1	Japan Display Inc.	9,015,514	1,073
	Ohara Inc.	135,380	1,053
*	KNT-CT Holdings Co. Ltd.	151,843	1,043
	Tsutsumi Jewelry Co. Ltd.	70,099	1,040
	Digital Holdings Inc.	126,580	1,025
	Kanamic Network Co. Ltd.	351,700	1,025
	GMO GlobalSign Holdings KK	67,142	1,018
[1]	Tsubaki Nakashima Co. Ltd.	434,954	1,007
	Atrae Inc.	190,634	968
	Achilles Corp.	130,474	958
[1]	Airtrip Corp.	158,012	956
*,1	Miyakoshi Holdings Inc.	108,800	923
	JX Advanced Metals Corp.	155,400	912
	Media Do Co. Ltd.	74,200	860
[1]	CHIMNEY Co. Ltd.	101,308	854
	Tosho Co. Ltd.	178,618	805

		Shares	Market Value ($000)
*,1	Optim Corp.	227,169	794
	Taiho Kogyo Co. Ltd.	159,588	670
	Tokyo Individualized Educational Institute Inc.	275,749	664
*,1	Demae-Can Co. Ltd.	524,100	615
	Techno Ryowa Ltd.	20,000	544
	Takamiya Co. Ltd.	229,761	509
*,1	Open Door Inc.	141,353	480
	Nihon Dengi Co. Ltd.	12,700	419
*,1	FDK Corp.	149,422	396
	Cresco Ltd.	33,700	382
[1]	Fibergate Inc.	74,746	349
	Nishikawa Rubber Co. Ltd.	12,500	236
	Tokyo Keiki Inc.	4,200	115
*	baudroie Inc.	3,700	70
			74,977,940
Kuwait (0.3%)
	Kuwait Finance House KSCP	178,925,179	471,151
	National Bank of Kuwait SAKP	118,859,638	406,831
	Boubyan Bank KSCP	25,369,515	58,417
	Mobile Telecommunications Co. KSCP	32,049,878	55,639
	Gulf Bank KSCP	31,748,737	35,073
*	Warba Bank KSCP	36,154,989	32,701
	Mabanee Co. KPSC	9,531,657	27,600
	Al Ahli Bank of Kuwait KSCP	25,504,328	25,043
	National Industries Group Holding SAK	27,333,723	22,008
	Boursa Kuwait Securities Co. KPSC	1,515,792	17,233
*	Kuwait Real Estate Co. KSC	11,607,849	13,613
	Commercial Real Estate Co. KSC	20,991,961	13,005
	Kuwait International Bank KSCP	14,072,644	12,707
	Burgan Bank SAK	14,866,556	12,121
	Boubyan Petrochemicals Co. KSCP	5,476,112	11,561
	Humansoft Holding Co. KSC	1,409,621	11,046
	Agility Public Warehousing Co. KSC	22,236,419	10,367
	Kuwait Telecommunications Co.	5,418,364	10,175
	Gulf Cables & Electrical Industries Group Co. KSCP	1,478,614	10,127
	Salhia Real Estate Co. KSCP	6,629,822	8,935
*	Kuwait Projects Co. Holding KSCP	27,254,181	7,824
	Jazeera Airways Co. KSCP	1,136,931	5,009
*	National Real Estate Co. KPSC	16,193,900	4,637
			1,282,823
Malaysia (0.5%)
	Malayan Banking Bhd.	108,773,068	239,238
	Public Bank Bhd.	211,564,415	208,363
	Tenaga Nasional Bhd.	65,048,750	198,135
	CIMB Group Holdings Bhd.	120,187,523	183,721
	Gamuda Bhd.	73,161,824	88,306
	IHH Healthcare Bhd.	44,230,902	68,938
	Press Metal Aluminium Holdings Bhd.	49,504,688	61,827
	SD Guthrie Bhd.	51,938,869	58,020
	Petronas Gas Bhd.	13,636,512	57,436
	MISC Bhd.	29,120,702	50,857
	Celcomdigi Bhd.	55,652,380	50,049
	AMMB Holdings Bhd.	40,663,020	48,047
	RHB Bank Bhd.	29,415,869	42,232
	Axiata Group Bhd.	64,053,635	40,451
	Hong Leong Bank Bhd.	8,816,882	39,196
	Sunway Bhd.	35,372,900	39,091
	YTL Power International Bhd.	39,331,630	37,484
	IOI Corp. Bhd.	41,541,738	36,684
	Petronas Chemicals Group Bhd.	40,177,358	36,360
	Kuala Lumpur Kepong Bhd.	7,519,244	34,468
	Maxis Bhd.	41,469,261	33,366
	YTL Corp. Bhd.	52,845,200	30,591
	IJM Corp. Bhd.	45,789,221	30,497
	Telekom Malaysia Bhd.	16,046,498	25,334
	Dialog Group Bhd.	61,155,459	25,016
	Petronas Dagangan Bhd.	4,886,940	24,684
	QL Resources Bhd.	22,967,446	22,858
	Genting Bhd.	30,237,918	22,125

		Shares	Market Value ($000)
	Sime Darby Bhd.	57,757,474	22,018
	Inari Amertron Bhd.	44,104,578	21,616
	TIME dotCom Bhd.	17,495,385	21,273
	KPJ Healthcare Bhd.	33,909,067	20,552
	United Plantations Bhd.	3,820,150	19,382
	PPB Group Bhd.	8,720,545	19,252
[2]	MR DIY Group M Bhd.	48,525,500	18,707
	Nestle Malaysia Bhd.	902,170	18,606
	Genting Malaysia Bhd.	40,050,219	18,321
	Frontken Corp. Bhd.	18,483,850	17,498
	Sime Darby Property Bhd.	48,661,376	16,864
	Bursa Malaysia Bhd.	9,485,908	16,732
	IGB REIT	25,288,800	16,469
	Zetrix Ai Bhd.	75,151,262	15,414
	Fraser & Neave Holdings Bhd.	2,239,608	15,016
	Alliance Bank Malaysia Bhd.	13,795,906	14,498
	Yinson Holdings Bhd.	25,690,704	14,067
	Hong Leong Financial Group Bhd.	3,123,659	11,803
	Axis REIT	24,812,901	11,569
*	Top Glove Corp. Bhd.	71,658,498	11,473
	Heineken Malaysia Bhd.	2,028,884	11,364
	IOI Properties Group Bhd.	22,290,100	11,043
	99 Speed Mart Retail Holdings Bhd.	20,819,900	11,042
	SP Setia Bhd. Group	40,829,878	10,673
	Carlsberg Brewery Malaysia Bhd.	2,102,506	8,908
	ViTrox Corp. Bhd.	9,295,300	8,300
	Pavilion REIT	19,612,900	8,165
	VS Industry Bhd.	40,882,459	7,657
	Bank Islam Malaysia Bhd.	14,435,700	7,569
	Hartalega Holdings Bhd.	21,769,094	7,433
	Sunway Construction Group Bhd.	5,993,200	7,329
	Eco World Development Group Bhd.	14,588,000	6,941
	Scientex Bhd.	8,778,724	6,699
	Mah Sing Group Bhd.	23,404,900	6,366
	Kossan Rubber Industries Bhd.	19,538,286	6,257
	Mega First Corp. Bhd.	7,278,700	6,175
*	Pentamaster Corp. Bhd.	7,329,050	6,091
*	Greatech Technology Bhd.	14,794,600	5,876
	MBSB Bhd.	34,198,984	5,479
	Malaysian Pacific Industries Bhd.	1,119,100	5,241
	Bumi Armada Bhd.	49,635,605	5,109
	CTOS Digital Bhd.	24,879,900	5,060
	Nationgate Holdings Bhd.	14,014,700	5,034
*	Tanco Holdings Bhd.	23,977,300	4,690
	Malaysian Resources Corp. Bhd.	30,545,901	3,804
	UEM Sunrise Bhd.	20,167,955	3,516
	Padini Holdings Bhd.	7,518,741	3,510
*	Berjaya Corp. Bhd.	51,204,090	3,356
*	Supermax Corp. Bhd.	24,737,551	3,266
	Sports Toto Bhd.	9,749,179	3,127
	Cahya Mata Sarawak Bhd.	10,423,870	3,011
*	UWC Bhd.	5,500,300	2,983
	Hibiscus Petroleum Bhd.	7,438,940	2,715
*	WCT Holdings Bhd.	14,807,777	2,711
	Velesto Energy Bhd.	64,315,112	2,710
*	Dagang NeXchange Bhd.	39,794,900	2,680
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,617
	DRB-Hicom Bhd.	11,974,631	2,366
	Bermaz Auto Bhd.	13,528,601	2,343
	British American Tobacco Malaysia Bhd.	1,742,469	2,111
*	Chin Hin Group Bhd.	3,803,531	2,038
	D&O Green Technologies Bhd.	8,172,000	1,989
	HAP Seng Consolidated Bhd.	2,377,229	1,424
*	Astro Malaysia Holdings Bhd.	22,612,564	767
			2,402,049
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	41,781,374	372,345
	Grupo Mexico SAB de CV Class B	41,410,886	259,221
	Wal-Mart de Mexico SAB de CV	73,729,200	217,338

		Shares	Market Value ($000)
	America Movil SAB de CV Class B	228,656,959	206,416
	Cemex SAB de CV	199,981,300	174,593
	Fomento Economico Mexicano SAB de CV	18,310,180	165,301
	Arca Continental SAB de CV	12,721,952	132,594
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,302,098	121,806
*	Industrias Penoles SAB de CV	2,725,087	71,829
	Grupo Financiero Inbursa SAB de CV	25,972,233	66,979
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,159,630	65,463
	Coca-Cola Femsa SAB de CV	7,623,954	63,214
	Fibra Uno Administracion SA de CV	40,310,849	57,416
	Prologis Property Mexico SA de CV	15,136,372	56,895
	Grupo Carso SAB de CV	7,762,500	55,356
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,939,014	52,248
	Grupo Bimbo SAB de CV Class A	17,744,000	51,487
	Gruma SAB de CV Class B	2,428,813	41,977
	Kimberly-Clark de Mexico SAB de CV Class A	22,491,241	41,918
	Alfa SAB de CV Class A	55,707,356	40,810
	Gentera SAB de CV	15,549,228	35,137
	Corp. Inmobiliaria Vesta SAB de CV	12,189,733	34,298
	Promotora y Operadora de Infraestructura SAB de CV	2,575,855	30,360
	Megacable Holdings SAB de CV	10,826,249	30,089
	Grupo Comercial Chedraui SA de CV	3,587,471	29,059
	Regional SAB de CV	3,665,866	28,550
	Qualitas Controladora SAB de CV	2,864,212	25,941
[2]	Banco del Bajio SA	11,504,237	25,862
	Fibra MTY SAPI de CV	33,988,401	24,124
	GCC SAB de CV	2,370,023	22,146
*	Alsea SAB de CV	7,321,321	21,943
[2]	FIBRA Macquarie Mexico	11,342,570	18,615
	Grupo Televisa SAB	32,903,618	18,261
	Bolsa Mexicana de Valores SAB de CV	7,966,741	17,086
	Cemex SAB de CV ADR	1,922,143	16,723
	El Puerto de Liverpool SAB de CV	2,799,158	13,755
	Grupo Aeroportuario del Pacifico SAB de CV ADR	58,499	13,443
	Operadora De Sites Mexicanos SAB de CV	14,802,504	12,978
	Genomma Lab Internacional SAB de CV Class B	10,135,608	11,723
	La Comer SAB de CV	4,468,360	9,673
	Becle SAB de CV	7,337,056	9,190
	Orbia Advance Corp. SAB de CV	12,765,297	8,736
*	Controladora Alpek SAB de CV	59,818,156	8,593
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,223,712	7,739
*,2	Nemak SAB de CV	40,243,015	7,338
*,2	Grupo Traxion SAB de CV Class A	5,987,324	5,259
	Concentradora Fibra Danhos SA de CV	3,681,777	4,928
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	2,735
	Alpek SAB de CV Class A	5,465,317	2,622
*	Grupo Rotoplas SAB de CV	3,506,264	2,548
	Sempra	2	—
			2,814,660
Netherlands (2.4%)
	ASML Holding NV	5,704,244	3,953,461
	Prosus NV	18,498,584	1,056,747
	ING Groep NV	44,231,714	1,030,840
*,2	Adyen NV	385,087	660,483
	Wolters Kluwer NV	3,398,396	529,331
	Koninklijke Ahold Delhaize NV	13,164,737	519,960
	Universal Music Group NV	13,643,910	392,493
	ASM International NV	674,708	326,598
	Heineken NV	4,007,969	314,592
	Koninklijke Philips NV	11,815,540	308,567
	NN Group NV	3,769,131	253,797
	DSM-Firmenich AG	2,634,113	253,084
	Koninklijke KPN NV	54,419,534	243,119
[2]	ABN AMRO Bank NV	7,426,351	214,684
[2]	Euronext NV	1,253,345	202,026
	ArcelorMittal SA	6,145,858	191,604
	Akzo Nobel NV	2,441,768	153,347
	ASR Nederland NV	2,087,260	138,644
	BE Semiconductor Industries NV	1,025,213	138,518

		Shares	Market Value ($000)
	Aegon Ltd.	18,847,165	134,692
	Exor NV	1,249,368	120,410
	Heineken Holding NV	1,666,660	112,485
	IMCD NV	842,746	92,374
	Randstad NV	1,562,388	74,260
	JDE Peet's NV	2,222,843	65,919
*,2	Just Eat Takeaway.com NV	2,635,042	60,191
[2]	CVC Capital Partners plc	3,024,794	58,003
*	InPost SA	3,680,223	52,858
	SBM Offshore NV	1,937,253	50,522
	Arcadis NV	998,570	49,836
	Aalberts NV	1,392,047	44,493
[2]	Signify NV	1,816,036	43,444
	Koninklijke Vopak NV	825,684	39,444
[2]	CTP NV	1,806,747	38,319
	Allfunds Group plc	5,189,155	35,931
	Koninklijke BAM Groep NV	3,835,866	33,488
	Van Lanschot Kempen NV	464,411	30,250
*,1	Galapagos NV	711,521	23,284
	Fugro NV	1,574,586	22,572
	TKH Group NV	519,421	21,365
*,1,2	Basic-Fit NV	738,397	20,845
	Eurocommercial Properties NV	612,358	18,691
	APERAM SA	605,986	17,824
	Corbion NV	854,026	16,208
	Havas NV	9,287,733	14,919
*	Flow Traders Ltd.	471,315	14,117
	Wereldhave NV	624,646	12,785
	OCI NV	1,446,021	12,044
	NSI NV	235,910	5,792
[1]	PostNL NV	4,775,184	5,207
*,1	TomTom NV	827,147	4,980
	Sligro Food Group NV	344,855	4,359
[1]	Brunel International NV	292,273	3,037
	Koninklijke Heijmans NV	32,326	2,060
	Theon International plc	51,058	1,549
			12,240,452
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,790,189	168,792
	Auckland International Airport Ltd.	23,829,570	105,719
	Infratil Ltd.	13,060,206	89,176
	EBOS Group Ltd.	2,631,053	63,401
	Meridian Energy Ltd.	18,046,765	60,671
	Contact Energy Ltd.	10,977,794	58,834
[1]	a2 Milk Co. Ltd.	8,271,413	42,848
[1]	Mainfreight Ltd.	1,163,478	40,557
	Spark New Zealand Ltd.	25,288,985	36,160
	Mercury NZ Ltd.	9,612,262	35,025
*	Fletcher Building Ltd.	15,175,204	27,070
	Summerset Group Holdings Ltd.	3,096,870	20,852
*	Ryman Healthcare Ltd.	12,704,630	18,675
	Goodman Property Trust	14,246,652	16,859
[1]	Freightways Group Ltd.	2,402,478	15,762
	Precinct Properties Group	18,972,957	14,080
	Kiwi Property Group Ltd.	20,664,396	11,848
	Genesis Energy Ltd.	7,817,130	10,958
	a2 Milk Co. Ltd. (XNZE)	1,786,600	9,249
	Vector Ltd.	3,473,533	8,998
	Argosy Property Ltd.	11,230,336	7,603
	Air New Zealand Ltd.	21,866,833	7,466
*	SKYCITY Entertainment Group Ltd.	9,972,719	5,990
	Stride Property Group	7,105,405	5,184
	Scales Corp. Ltd.	1,591,079	4,423
	SKY Network Television Ltd.	1,732,497	3,154
			889,354
Norway (0.5%)
	DNB Bank ASA	11,810,606	298,805
	Equinor ASA	10,549,070	270,980
	Kongsberg Gruppen ASA	5,953,978	177,924

		Shares	Market Value ($000)
	Telenor ASA	9,016,058	138,315
	Mowi ASA	6,319,489	117,716
	Norsk Hydro ASA	18,693,904	110,799
	Aker BP ASA	4,428,596	106,537
	Orkla ASA	9,666,537	101,654
	Yara International ASA	2,348,965	86,835
	Storebrand ASA	5,997,460	85,166
	Gjensidige Forsikring ASA	2,633,581	69,273
	Subsea 7 SA	3,289,254	63,742
	SpareBank 1 Sor-Norge ASA	2,986,796	52,312
	Vend Marketplaces ASA Class A	1,200,313	47,379
	TOMRA Systems ASA	3,372,664	46,847
	Protector Forsikring ASA	879,831	42,957
	Vend Marketplaces ASA Class B	1,064,929	40,013
[1]	Salmar ASA	970,702	39,314
[1]	Frontline plc	2,055,208	37,845
	Var Energi ASA	10,853,703	37,178
	SpareBank 1 SMN	1,758,857	32,682
*	Nordic Semiconductor ASA	2,362,161	32,114
	Bakkafrost P/F	721,080	28,803
[1]	Borregaard ASA	1,350,773	26,057
[1]	DOF Group ASA	2,802,655	25,662
	Veidekke ASA	1,511,406	24,022
[1]	Hafnia Ltd.	3,859,865	21,212
[2]	Europris ASA	2,241,931	21,001
	Aker ASA Class A	295,753	20,362
	TGS ASA	2,761,542	20,289
	Leroy Seafood Group ASA	3,941,461	17,930
*,2	Scatec ASA	1,759,324	17,456
[1,2]	BW LPG Ltd.	1,250,294	16,621
*,1	Cadeler A/S	3,014,883	15,871
[1]	DNO ASA	11,493,411	15,695
[1]	BLUENORD ASA	328,255	15,672
	Atea ASA	1,121,312	15,454
	Hoegh Autoliners ASA	1,498,045	15,054
	Wallenius Wilhelmsen ASA	1,420,475	12,708
	Golden Ocean Group Ltd.	1,471,933	12,147
	Austevoll Seafood ASA	1,238,258	11,395
[1]	FLEX LNG Ltd.	445,937	11,090
	Aker Solutions ASA	3,656,682	10,815
*,2	AutoStore Holdings Ltd.	15,287,929	10,740
[2]	Elkem ASA	4,006,272	9,308
[1]	MPC Container Ships ASA	5,055,063	9,295
	Stolt-Nielsen Ltd.	310,272	9,079
*,1,2	Entra ASA	649,940	7,981
	Wilh Wilhelmsen Holding ASA Class A	154,451	7,127
	Bonheur ASA	277,857	6,426
*,1	NEL ASA	23,703,733	6,034
	BW Offshore Ltd.	1,166,462	3,928
*,1	Grieg Seafood ASA	492,148	3,275
*	BW Energy Ltd.	910,328	3,123
	Sparebanken Norge	122,056	1,910
*,1	Hexagon Composites ASA	1,026,637	1,696
			2,491,625
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	634,317
Philippines (0.1%)
	International Container Terminal Services Inc.	15,707,210	120,606
	BDO Unibank Inc.	33,191,947	81,026
	SM Prime Holdings Inc.	146,988,036	58,350
	Bank of the Philippine Islands	27,412,039	55,525
	Ayala Corp.	4,245,112	42,888
	Ayala Land Inc.	98,352,900	42,022
	Manila Electric Co.	3,582,695	32,973
	Metropolitan Bank & Trust Co.	25,694,303	32,628
	PLDT Inc.	1,353,350	30,564
	Jollibee Foods Corp.	6,601,070	24,519
	Universal Robina Corp.	12,344,260	18,696

		Shares	Market Value ($000)
	JG Summit Holdings Inc.	41,075,252	14,760
	GT Capital Holdings Inc.	1,372,192	14,083
	Globe Telecom Inc.	460,322	13,161
	AREIT Inc.	15,308,173	11,019
	Century Pacific Food Inc.	17,317,136	10,976
	Converge Information & Communications Technology Solutions Inc.	34,887,937	10,676
	RL Commercial REIT Inc.	78,557,700	10,574
	Puregold Price Club Inc.	13,886,657	9,519
	DMCI Holdings Inc.	52,307,963	9,190
	DigiPlus Interactive Corp.	20,894,960	9,007
[2]	Monde Nissin Corp.	64,868,770	8,317
	Semirara Mining & Power Corp. Class A	13,095,162	7,405
	LT Group Inc.	30,860,900	6,910
	Robinsons Land Corp.	24,073,757	5,977
	ACEN Corp.	135,877,440	5,812
	Megaworld Corp.	140,811,399	4,795
	Bloomberry Resorts Corp.	48,766,840	3,389
	Wilcon Depot Inc.	19,558,408	3,354
	D&L Industries Inc.	31,827,110	2,766
	First Gen Corp.	6,509,386	1,886
*	Cebu Air Inc.	2,546,450	1,544
	Aboitiz Power Corp.	353,400	261
			705,178
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,458,195	272,791
	ORLEN SA	8,420,532	187,513
	Bank Polska Kasa Opieki SA	2,557,959	138,906
	Powszechny Zaklad Ubezpieczen SA	8,223,357	137,832
*,1,2	Allegro.eu SA	9,783,165	95,967
*,2	Dino Polska SA	6,943,940	91,578
	LPP SA	18,420	81,810
	Santander Bank Polska SA	557,019	81,224
[1]	CD Projekt SA	1,024,053	68,396
*	KGHM Polska Miedz SA	1,969,502	66,587
	Asseco Poland SA	954,506	51,496
*	mBank SA	189,437	44,795
*	PGE Polska Grupa Energetyczna SA	12,544,542	40,390
*,1	CCC SA	780,810	40,119
*,1	Zabka Group SA	6,699,916	37,014
	Alior Bank SA	1,306,171	35,192
*	Bank Millennium SA	8,718,518	33,908
*	Tauron Polska Energia SA	15,032,495	33,346
	Benefit Systems SA	36,761	33,298
	Grupa Kety SA	139,857	32,546
[1]	KRUK SA	254,439	27,877
[1]	Budimex SA	183,465	27,457
	Orange Polska SA	9,305,980	21,703
[2]	XTB SA	950,973	19,005
	Enea SA	3,668,024	18,531
[1,2]	Pepco Group NV	2,246,941	13,922
[1]	Bank Handlowy w Warszawie SA	460,623	13,431
*	Cyfrowy Polsat SA	2,205,562	8,854
	Warsaw Stock Exchange	422,061	5,965
*,1	Jastrzebska Spolka Weglowa SA	718,368	4,496
*,1	Grupa Azoty SA	650,504	3,233
			1,769,182
Portugal (0.1%)
	EDP SA	43,068,122	186,156
	Galp Energia SGPS SA	5,948,422	113,587
	Banco Comercial Portugues SA	132,025,991	108,412
	Jeronimo Martins SGPS SA	3,945,943	96,193
	EDP Renovaveis SA	4,443,083	52,165
	REN - Redes Energeticas Nacionais SGPS SA	5,284,518	17,933
	Sonae SGPS SA	11,573,501	16,700
	NOS SGPS SA	2,732,842	11,265
[1]	Navigator Co. SA	3,179,241	11,229
	CTT-Correios de Portugal SA	1,143,554	9,637
	Mota-Engil SGPS SA	1,158,174	5,918
	Corticeira Amorim SGPS SA	607,360	5,398

		Shares	Market Value ($000)
[1]	Altri SGPS SA	966,664	5,261
	Semapa-Sociedade de Investimento e Gestao	200,114	3,917
			643,771
Qatar (0.2%)
	Qatar National Bank QPSC	63,487,325	326,619
	Qatar Islamic Bank QPSC	26,053,436	175,527
	Industries Qatar QSC	28,450,219	103,788
	Commercial Bank PSQC	48,376,706	64,973
	Al Rayan Bank	88,851,407	58,043
	Qatar Gas Transport Co. Ltd.	39,384,836	51,926
	Qatar Navigation QSC	14,328,609	42,652
	Ooredoo QPSC	11,376,222	42,042
	Qatar International Islamic Bank QSC	13,030,593	39,805
	Qatar Fuel QSC	8,369,636	34,937
	Qatar Electricity & Water Co. QSC	7,089,563	31,368
	Mesaieed Petrochemical Holding Co.	79,406,228	29,519
	Dukhan Bank	29,136,207	29,234
	Barwa Real Estate Co.	30,293,725	23,341
	Doha Bank QPSC	33,525,983	22,528
	Qatar Aluminum Manufacturing Co.	39,271,350	15,983
	Vodafone Qatar QSC	22,568,323	14,778
	Gulf International Services QSC	13,635,777	12,378
*	Ezdan Holding Group QSC	23,048,679	7,051
	United Development Co. QSC	23,971,493	6,794
	Al Meera Consumer Goods Co. QSC	1,473,441	5,982
*	Estithmar Holding QPSC	1,179,593	1,150
			1,140,418
Romania (0.0%)
	Banca Transilvania SA	15,623,682	97,001
	OMV Petrom SA	249,411,800	43,727
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,262,881	35,348
	Societatea Energetica Electrica SA	2,211,097	8,891
	Societatea Nationala Nuclearelectrica SA	764,153	7,887
*	MED Life SA	4,064,053	7,051
	One United Properties SA	673,488	3,454
*	Teraplast SA	17,708,130	2,142
	TTS Transport Trade Services SA	1,909,648	2,110
			207,611
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Surgutneftegas PAO ADR	626	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Severstal PAO GDR	543,443	—
*,3	Polyus PJSC	505,440	—
*,3	Raspadskaya OJSC	802,310	—
*,3	Mechel PJSC	1,344,496	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	VTB Bank PJSC	13,066,778	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Alrosa PJSC	32,391,627	—
*,3	GMK Norilskiy Nickel PAO ADR	366	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.0%)
	Al Rajhi Bank	28,414,023	716,433
[2]	Saudi Arabian Oil Co.	86,165,981	557,550
	Saudi National Bank	42,203,720	421,155
	Saudi Telecom Co.	27,265,645	305,203
*	Saudi Arabian Mining Co.	19,071,944	263,680

		Shares	Market Value ($000)
*	ACWA Power Co.	3,268,558	191,403
	Saudi Basic Industries Corp.	13,022,076	189,650
	Riyad Bank	21,258,104	159,510
	Saudi Awwal Bank	14,360,679	123,788
	Alinma Bank	17,765,137	122,162
	SABIC Agri-Nutrients Co.	3,377,074	107,119
	Dr Sulaiman Al Habib Medical Services Group Co.	1,473,007	102,884
	Almarai Co. JSC	7,075,300	90,236
	Etihad Etisalat Co.	5,450,621	88,871
	Elm Co.	350,581	84,938
	Banque Saudi Fransi	17,546,109	80,163
	Arab National Bank	12,770,839	73,877
	Bank AlBilad	10,663,494	73,832
	Bupa Arabia for Cooperative Insurance Co.	1,119,649	50,294
	Saudi Electricity Co.	11,270,242	44,317
*	Dar Al Arkan Real Estate Development Co.	7,633,001	38,828
	Co. for Cooperative Insurance	1,059,980	37,910
	Riyadh Cables Group Co.	1,060,190	36,981
	Saudi Investment Bank	8,803,245	33,732
	Yanbu National Petrochemical Co.	3,948,777	32,079
*	Bank Al-Jazira	9,060,507	30,264
	Saudi Tadawul Group Holding Co.	692,602	30,202
	Jarir Marketing Co.	8,408,973	28,783
*	Saudi Research & Media Group	565,370	27,681
	Mouwasat Medical Services Co.	1,352,435	27,345
	SAL Saudi Logistics Services	566,082	25,952
	Sahara International Petrochemical Co.	5,124,692	24,425
	Dallah Healthcare Co.	667,168	24,165
	Nahdi Medical Co.	695,349	22,939
	Saudi Industrial Investment Group	4,788,399	22,913
	Arabian Internet & Communications Services Co.	357,974	22,742
	Aldrees Petroleum & Transport Services Co.	705,433	22,407
*	Al Rajhi Co. for Co-operative Insurance	706,227	22,332
	Saudi Aramco Base Oil Co.	729,140	20,233
	Astra Industrial Group Co.	539,162	20,100
	Electrical Industries Co.	7,873,470	18,829
[2]	Arabian Centres Co.	3,330,252	18,407
	Mobile Telecommunications Co. Saudi Arabia	6,339,691	17,562
	Catrion Catering Holding Co.	580,861	17,542
	Jamjoom Pharmaceuticals Factory Co.	394,281	17,026
	Ades Holding Co.	5,041,628	16,911
	Saudi Ground Services Co.	1,281,510	16,622
	Saudia Dairy & Foodstuff Co.	219,857	15,405
*	Advanced Petrochemical Co.	1,817,017	15,011
*	Seera Group Holding	2,094,162	14,410
*	Savola Group	2,125,494	14,016
	Arriyadh Development Co.	1,636,602	13,950
	National Medical Care Co.	315,332	13,649
	National Co. for Learning & Education	302,311	13,464
	United Electronics Co.	550,829	13,182
*	Saudi Kayan Petrochemical Co.	10,471,337	12,736
	Yamama Cement Co.	1,421,138	12,445
	Retal Urban Development Co. Class A	3,113,268	12,292
	Abdullah Al Othaim Markets Co.	6,307,103	12,269
	Saudi Chemical Co. Holding	5,978,352	12,111
*	National Industrialization Co.	4,683,018	11,997
	Power & Water Utility Co. for Jubail & Yanbu	1,093,974	11,679
*,1	National Agriculture Development Co.	2,131,703	11,670
*	Rabigh Refining & Petrochemical Co.	5,938,788	11,245
	Al Masane Al Kobra Mining Co.	625,230	11,068
	Saudi Cement Co.	1,076,935	10,980
	Al Hammadi Holding	1,123,704	10,853
	National Gas & Industrialization Co.	525,849	10,652
	Leejam Sports Co. JSC	280,999	10,618
	United International Transportation Co.	551,538	10,279
*	Saudi Reinsurance Co.	818,651	9,908
*	Saudi Real Estate Co.	1,932,815	9,469
	Qassim Cement Co.	749,978	9,208
	Middle East Healthcare Co.	597,271	8,953
	AlKhorayef Water & Power Technologies Co.	255,434	8,791

		Shares	Market Value ($000)
	Al Rajhi REIT	3,656,305	8,208
*	Emaar Economic City	2,428,693	8,120
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	763,589	7,858
	Almoosa Health Co.	165,583	7,779
	Al-Dawaa Medical Services Co.	396,390	7,750
	Arabian Drilling Co.	377,008	7,525
	Al Moammar Information Systems Co.	209,790	7,248
*	Arabian Contracting Services Co.	276,265	7,107
	Saudi Automotive Services Co.	489,402	6,709
	Southern Province Cement Co.	953,196	6,677
	East Pipes Integrated Co. for Industry	222,715	6,389
	BinDawood Holding Co.	4,005,648	6,325
	Etihad Atheeb Telecommunication Co.	239,429	6,153
*	Perfect Presentation For Commercial Services Co.	2,092,962	5,987
	Bawan Co.	421,163	5,870
*	Saudi Ceramic Co.	701,628	5,706
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	831,809	5,338
	Yanbu Cement Co.	1,092,076	4,955
*	Middle East Paper Co.	639,738	4,745
	Almunajem Foods Co.	260,370	4,606
*	Zamil Industrial Investment Co.	421,883	4,489
	Eastern Province Cement Co.	609,597	4,482
	City Cement Co.	993,218	4,426
	Arabian Cement Co.	700,051	3,846
*	Saudi Public Transport Co.	895,776	3,188
*	Jabal Omar Development Co.	438,650	2,335
*	Jahez International Co.	99,248	704
			5,008,812
Singapore (0.9%)
	DBS Group Holdings Ltd.	29,168,987	1,070,633
	Oversea-Chinese Banking Corp. Ltd.	47,113,844	610,556
	United Overseas Bank Ltd.	17,861,293	496,236
	Singapore Telecommunications Ltd.	103,842,116	309,465
	Singapore Technologies Engineering Ltd.	21,661,203	145,721
	Singapore Exchange Ltd.	11,781,643	144,462
	CapitaLand Integrated Commercial Trust	82,101,704	138,626
	Keppel Ltd.	20,372,852	132,359
	CapitaLand Ascendas REIT	50,858,327	108,894
[1]	Singapore Airlines Ltd.	19,654,556	102,659
	Sembcorp Industries Ltd.	12,820,217	76,230
	CapitaLand Investment Ltd.	32,696,525	69,637
	Wilmar International Ltd.	25,711,055	58,193
[1]	Seatrium Ltd.	29,897,765	51,961
	Keppel DC REIT	25,650,804	46,680
	Genting Singapore Ltd.	82,602,482	46,595
	Mapletree Industrial Trust	29,297,303	45,671
	Mapletree Logistics Trust	48,121,987	42,793
	Venture Corp. Ltd.	3,785,961	37,554
[1]	Thai Beverage PCL	104,377,400	37,271
	UOL Group Ltd.	6,694,559	35,389
	ComfortDelGro Corp. Ltd.	29,889,104	35,138
	Mapletree Pan Asia Commercial Trust	32,569,913	32,274
	SATS Ltd.	12,839,061	31,328
	Frasers Centrepoint Trust	17,956,153	30,621
	NetLink NBN Trust	41,908,329	28,872
	City Developments Ltd.	5,839,720	27,646
	Frasers Logistics & Commercial Trust	40,685,528	27,477
	Suntec REIT	30,131,509	26,819
	CapitaLand Ascott Trust	36,146,786	24,881
	Keppel REIT	33,460,577	24,422
	ESR-REIT	9,978,943	21,133
[1]	iFAST Corp. Ltd.	3,030,131	21,083
	Parkway Life REIT	6,423,926	19,899
	Keppel Infrastructure Trust	57,943,439	19,593
	Golden Agri-Resources Ltd.	88,283,595	17,282
	Jardine Cycle & Carriage Ltd.	852,622	17,265
	Sheng Siong Group Ltd.	9,412,762	15,195
	Hutchison Port Holdings Trust	70,815,360	14,116
[1]	Capitaland India Trust	14,652,613	13,407

		Shares	Market Value ($000)
[1]	Lendlease Global Commercial REIT	25,601,544	10,809
	UMS Integration Ltd.	8,528,196	9,931
	AIMS APAC REIT	9,145,151	9,776
	CapitaLand China Trust	16,023,519	9,357
	Stoneweg Europe Stapled Trust	5,161,969	9,307
	Olam Group Ltd.	11,271,955	9,014
	Raffles Medical Group Ltd.	11,248,895	8,551
	SIA Engineering Co. Ltd.	3,591,141	8,486
	Starhill Global REIT	20,224,340	8,390
	Singapore Post Ltd.	21,340,694	8,018
	StarHub Ltd.	8,436,457	7,992
	First Resources Ltd.	6,650,037	7,759
	CDL Hospitality Trusts	12,179,068	7,479
	OUE REIT	29,812,046	6,769
	Digital Core REIT Management Pte. Ltd.	12,612,967	6,596
	Far East Hospitality Trust	14,040,138	6,475
*,1	AEM Holdings Ltd.	3,848,307	4,741
[1]	Riverstone Holdings Ltd.	7,584,299	4,114
	First REIT	16,989,333	3,595
	Bumitama Agri Ltd.	4,255,391	2,685
*,1	COSCO SHIPPING International Singapore Co. Ltd.	27,543,652	2,624
*	Keppel Pacific Oak US REIT	12,136,006	2,533
[1]	Prime US REIT	12,399,610	2,240
[1]	Nanofilm Technologies International Ltd.	3,292,470	1,852
*	Manulife US REIT	23,199,661	1,520
			4,416,649
South Africa (1.0%)
	Naspers Ltd.	2,342,387	723,053
	FirstRand Ltd.	76,898,193	326,553
	Gold Fields Ltd.	12,973,917	316,394
	Anglogold Ashanti plc	6,339,055	288,241
	Standard Bank Group Ltd.	19,020,821	244,750
	Capitec Bank Holdings Ltd.	1,217,251	235,962
	MTN Group Ltd.	23,637,218	198,671
	Valterra Platinum Ltd.	3,114,192	139,858
*,1	Impala Platinum Holdings Ltd.	13,012,613	122,988
	Bid Corp. Ltd.	4,857,259	122,100
	Sanlam Ltd.	23,494,723	113,072
	Absa Group Ltd.	11,201,280	110,566
	Harmony Gold Mining Co. Ltd.	7,937,162	106,274
	Shoprite Holdings Ltd.	6,817,101	99,104
	Discovery Ltd.	7,794,871	92,434
	Nedbank Group Ltd.	6,523,025	89,016
*,1	Sibanye Stillwater Ltd.	40,108,377	84,359
[2]	Pepkor Holdings Ltd.	50,719,996	76,169
	Clicks Group Ltd.	3,351,883	70,207
	Remgro Ltd.	7,133,107	64,988
	NEPI Rockcastle NV	8,450,525	64,599
	Bidvest Group Ltd.	4,740,793	61,672
	Northam Platinum Holdings Ltd.	5,097,989	58,560
	Reinet Investments SCA	1,938,229	55,962
	OUTsurance Group Ltd.	12,205,696	51,718
	Vodacom Group Ltd.	6,791,993	51,709
*,1	Sasol Ltd.	9,215,643	47,406
	Old Mutual Ltd.	67,366,375	47,246
	Mr. Price Group Ltd.	3,731,502	43,180
	Anglogold Ashanti plc (XNYS)	911,873	42,174
[1]	Tiger Brands Ltd.	2,406,069	40,142
	Growthpoint Properties Ltd.	47,460,668	37,132
[1]	Woolworths Holdings Ltd.	13,383,159	36,667
	Momentum Group Ltd.	17,833,123	33,793
	Aspen Pharmacare Holdings Ltd.	5,225,303	33,537
[1]	Foschini Group Ltd.	4,605,120	31,095
	Redefine Properties Ltd.	91,324,910	24,169
	AVI Ltd.	4,601,251	23,727
	Exxaro Resources Ltd.	2,701,487	23,570
*,1	MultiChoice Group	3,358,956	22,145
	Truworths International Ltd.	5,297,013	20,606
	Fortress Real Estate Investments Ltd. Class B	16,808,165	19,491

		Shares	Market Value ($000)
[1]	Vukile Property Fund Ltd.	15,720,100	17,650
	Investec Ltd.	2,381,247	17,486
	Pan African Resources plc	24,657,725	17,438
*	SPAR Group Ltd.	2,804,970	16,495
[1]	African Rainbow Minerals Ltd.	1,499,235	15,203
	Life Healthcare Group Holdings Ltd.	20,447,455	15,020
[1]	Resilient REIT Ltd.	4,132,910	14,829
	Barloworld Ltd.	2,212,018	14,123
	Hyprop Investments Ltd.	5,434,059	13,677
	Telkom SA SOC Ltd.	4,151,479	13,491
	Netcare Ltd.	17,682,337	13,304
	Santam Ltd.	541,726	13,136
*	Pick n Pay Stores Ltd.	8,409,716	13,090
	Kumba Iron Ore Ltd.	785,230	12,951
	Sappi Ltd.	8,475,213	12,844
	We Buy Cars Holdings Ltd.	3,931,973	12,455
[2]	Dis-Chem Pharmacies Ltd.	6,260,295	10,664
	Coronation Fund Managers Ltd.	4,612,364	10,416
	Motus Holdings Ltd.	2,032,183	10,391
	Omnia Holdings Ltd.	2,252,658	9,763
	Equites Property Fund Ltd.	11,017,706	9,653
*,1	MAS plc	7,451,387	9,320
	DataTec Ltd.	2,767,296	9,068
	AECI Ltd.	1,465,064	8,796
*,1	Boxer Retail Ltd.	2,174,821	8,636
	JSE Ltd.	1,154,340	8,616
	Attacq Ltd.	10,319,337	8,188
	DRDGOLD Ltd.	6,132,865	8,139
	Thungela Resources Ltd. (XLON)	1,545,439	7,982
	Reunert Ltd.	2,417,843	7,417
	Ninety One Ltd.	3,019,405	7,262
	Sun International Ltd.	2,411,651	6,227
	Grindrod Ltd.	8,231,890	5,230
	Wilson Bayly Holmes-Ovcon Ltd.	538,424	5,125
	Super Group Ltd.	4,746,077	4,204
	Astral Foods Ltd.	393,529	3,748
	Burstone Group Ltd.	8,246,134	3,712
[1]	Afrimat Ltd.	1,590,186	3,645
*	KAP Ltd.	35,490,060	3,622
	Hosken Consolidated Investments Ltd.	461,021	3,238
	Curro Holdings Ltd.	5,106,658	2,453
	Thungela Resources Ltd.	280,365	1,427
			4,905,193
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	67,746,617	3,452,637
[1]	SK Hynix Inc.	7,832,348	1,518,034
	KB Financial Group Inc.	5,299,160	421,009
	NAVER Corp.	2,159,909	363,502
	Hanwha Aerospace Co. Ltd.	472,227	336,912
	Shinhan Financial Group Co. Ltd.	6,323,799	307,931
	Hyundai Motor Co.	1,980,175	301,239
*,1	Doosan Enerbility Co. Ltd.	6,390,282	299,376
[1]	Celltrion Inc.	2,136,484	273,904
	Kia Corp.	3,483,830	254,915
	Hana Financial Group Inc.	4,020,231	245,793
[1]	POSCO Holdings Inc.	1,022,214	224,794
*,2	Samsung Biologics Co. Ltd.	264,063	201,751
	Kakao Corp.	4,436,801	184,031
*,1	Alteogen Inc.	570,232	183,948
	Hyundai Mobis Co. Ltd.	850,949	179,567
	Woori Financial Group Inc.	9,816,692	174,179
[1]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	647,525	166,402
*,1	LG Energy Solution Ltd.	598,464	163,599
	Hyundai Rotem Co. Ltd.	1,046,913	151,340
[1]	LG Chem Ltd.	665,769	143,144
	Samsung Fire & Marine Insurance Co. Ltd.	449,972	142,051
	KT&G Corp.	1,491,134	139,755
*	SK Square Co. Ltd.	1,296,409	139,637
[1]	Samsung C&T Corp.	1,090,044	131,508

		Shares	Market Value ($000)
	Samsung SDI Co. Ltd.	893,944	128,278
*,1	Samsung Heavy Industries Co. Ltd.	9,149,958	124,892
*	Hanwha Ocean Co. Ltd.	1,434,685	115,332
	HD Hyundai Electric Co. Ltd.	318,438	113,320
[1]	HD Hyundai Heavy Industries Co. Ltd.	318,417	111,751
	Samsung Life Insurance Co. Ltd.	1,136,682	102,602
	SK Inc.	675,908	98,096
*	Krafton Inc.	400,795	94,369
[1]	Meritz Financial Group Inc.	1,091,137	90,616
	Korea Electric Power Corp.	3,207,649	88,601
	Samsung Electro-Mechanics Co. Ltd.	797,630	84,746
	LG Electronics Inc.	1,530,566	84,716
	LG Corp.	1,245,651	70,722
[1]	HMM Co. Ltd.	4,204,770	70,694
[1]	SK Innovation Co. Ltd.	902,383	69,819
	LIG Nex1 Co. Ltd.	154,480	69,562
[1]	Korea Aerospace Industries Ltd.	1,016,507	68,838
[1]	Yuhan Corp.	794,540	66,904
[1]	Samsung SDS Co. Ltd.	570,117	65,317
*,1	Peptron Inc.	307,359	64,179
	HD Hyundai Co. Ltd.	599,213	61,314
[1]	Samyang Foods Co. Ltd.	58,778	60,737
[1]	Korea Investment Holdings Co. Ltd.	588,110	60,207
[1]	Hyosung Heavy Industries Corp.	68,923	60,082
[1]	Coway Co. Ltd.	769,568	60,023
*,1	HLB Inc.	1,714,796	59,137
	HYBE Co. Ltd.	317,180	58,952
	DB Insurance Co. Ltd.	633,210	58,201
	Hyundai Glovis Co. Ltd.	540,246	57,068
*,1	Ecopro BM Co. Ltd.	698,536	55,260
[1]	KakaoBank Corp.	2,733,525	54,965
[1]	Industrial Bank of Korea	3,668,889	51,186
[1]	Ecopro Co. Ltd.	1,442,182	50,705
	Hyundai Engineering & Construction Co. Ltd.	1,039,450	50,305
	HD Hyundai MIPO	329,762	50,181
[1]	LS Electric Co. Ltd.	219,687	48,488
*,1	POSCO Future M Co. Ltd.	463,527	47,154
*	APR Corp.	349,255	45,902
	Samsung Securities Co. Ltd.	899,583	45,604
[1]	Korean Air Lines Co. Ltd.	2,654,174	44,936
[1]	Hanwha Systems Co. Ltd.	1,053,376	44,822
[1]	Doosan Co. Ltd.	99,546	42,537
[1]	Korea Zinc Co. Ltd.	73,233	41,983
	Samsung E&A Co. Ltd.	2,185,644	41,445
[1]	Amorepacific Corp.	421,281	40,596
[1]	Hanmi Semiconductor Co. Ltd.	607,373	39,395
[1]	BNK Financial Group Inc.	3,670,447	38,441
[1]	Mirae Asset Securities Co. Ltd.	2,802,042	38,246
	PharmaResearch Co. Ltd.	91,885	36,574
*,1	LigaChem Biosciences Inc.	367,378	35,155
[1]	IsuPetasys Co. Ltd.	740,079	34,115
[1]	Hanjin Kal Corp.	431,737	33,775
[1]	Hanwha Solutions Corp.	1,516,828	33,207
*,1	LG Display Co. Ltd.	4,235,782	32,796
	Hankook Tire & Technology Co. Ltd.	1,001,833	31,956
	LG Uplus Corp.	3,030,229	31,898
[1]	Hanwha Corp.	437,728	31,263
[1]	LG H&H Co. Ltd.	136,133	30,858
[1]	Sam Chun Dang Pharm Co. Ltd.	208,418	30,638
[1]	Hyundai Steel Co.	1,200,611	30,558
	LS Corp.	246,154	30,360
*,1	SK Biopharmaceuticals Co. Ltd.	407,748	28,717
	HD Hyundai Marine Solution Co. Ltd.	195,687	28,622
[1]	Poongsan Corp.	243,636	28,101
[1]	KIWOOM Securities Co. Ltd.	181,979	28,062
	Doosan Bobcat Inc.	699,862	27,745
	NH Investment & Securities Co. Ltd.	1,913,398	27,739
	JB Financial Group Co. Ltd.	1,628,956	27,036
[1]	S-Oil Corp.	588,856	26,562
	NCSoft Corp.	183,808	25,520

		Shares	Market Value ($000)
*,1	ABLBio Inc.	488,856	25,482
[1]	Orion Corp.	318,602	25,439
[1]	LEENO Industrial Inc.	713,137	24,220
[1]	Posco International Corp.	661,222	23,118
*,1	Rainbow Robotics	115,868	22,841
	GS Holdings Corp.	636,459	22,520
[1]	LG Innotek Co. Ltd.	201,651	22,499
[1]	Kangwon Land Inc.	1,652,771	22,185
[1]	Cosmax Inc.	117,909	21,232
*,1	Hanwha Vision Co. Ltd.	481,984	21,184
	iM Financial Group Co. Ltd.	2,127,810	21,171
[1]	CJ Corp.	188,916	21,000
[1]	JYP Entertainment Corp.	399,900	20,835
[1]	CJ CheilJedang Corp.	113,764	20,485
[1]	HD Hyundai Infracore Co. Ltd.	1,830,393	20,202
*,1	Naturecell Co. Ltd.	744,147	20,157
*,1	Hugel Inc.	80,265	19,374
*,1	SKC Co. Ltd.	267,714	19,264
[1]	Kumho Petrochemical Co. Ltd.	219,944	19,253
*,1	Hanwha Engine	770,384	19,132
*,1	Kakaopay Corp.	410,649	18,807
[1]	Eo Technics Co. Ltd.	119,054	18,404
*,1	L&F Co. Ltd.	359,003	17,951
[1]	Hanmi Pharm Co. Ltd.	89,029	17,819
[1]	Hyundai Elevator Co. Ltd.	289,867	17,692
[1]	KEPCO Engineering & Construction Co. Inc.	266,043	17,572
[1]	E-MART Inc.	272,895	17,498
*,1	Taihan Electric Wire Co. Ltd.	1,549,473	17,390
*,1	Silicon2 Co. Ltd.	444,886	16,487
[1]	Hansol Chemical Co. Ltd.	126,364	16,395
[1,2]	Netmarble Corp.	376,906	16,096
[1]	KCC Corp.	60,542	16,060
*,1	GemVax & Kael Co. Ltd.	407,313	15,868
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	829,685	15,660
[1]	SM Entertainment Co. Ltd.	159,154	15,200
*,1	Hotel Shilla Co. Ltd.	451,553	15,181
[1]	Korean Reinsurance Co.	1,976,568	15,172
[1]	S-1 Corp.	282,359	15,048
[1]	Kolmar Korea Co. Ltd.	209,722	14,638
[1]	DB HiTek Co. Ltd.	443,313	14,459
[1]	Cheil Worldwide Inc.	969,378	13,849
[1]	DL E&C Co. Ltd.	409,422	13,825
[1]	Misto Holdings Corp.	533,086	13,724
[1]	Douzone Bizon Co. Ltd.	257,883	13,181
	Korea Electric Power Corp. ADR	956,690	13,145
	Park Systems Corp.	66,498	13,127
*,1	Ecopro Materials Co. Ltd.	360,356	13,077
[1]	Youngone Corp.	296,866	12,904
*,1	Voronoi Inc.	153,742	12,898
[1]	Posco DX Co. Ltd.	753,377	12,883
[1]	GS Engineering & Construction Corp.	924,375	12,820
[1]	OCI Holdings Co. Ltd.	190,557	12,776
[1]	NongShim Co. Ltd.	45,308	12,573
	Samsung Card Co. Ltd.	347,868	12,454
	Lotte Chemical Corp.	256,808	12,227
*,1	SK Bioscience Co. Ltd.	373,517	12,221
*,1	Doosan Robotics Inc.	281,803	12,149
*,1	Pearl Abyss Corp.	434,088	12,142
[1]	Classys Inc.	287,022	11,876
[1]	HL Mando Co. Ltd.	469,873	11,679
	Korea Gas Corp.	376,537	11,597
[1]	HPSP Co. Ltd.	605,466	11,547
[1]	KEPCO Plant Service & Engineering Co. Ltd.	307,015	11,489
*,1	Enchem Co. Ltd.	238,440	11,360
[1]	CS Wind Corp.	344,751	11,347
[1]	Shinsegae Inc.	90,081	11,130
[1]	Shinsung Delta Tech Co. Ltd.	228,971	11,012
*,1	Lunit Inc.	326,994	10,933
[1]	ST Pharm Co. Ltd.	175,416	10,911
*,1	Oscotec Inc.	478,721	10,825

		Shares	Market Value ($000)
*,1	Celltrion Pharm Inc.	279,578	10,749
[1]	Hyundai Autoever Corp.	96,071	10,583
[1]	YG Entertainment Inc.	172,045	10,511
[1]	Pan Ocean Co. Ltd.	3,403,711	10,286
[1]	Hanmi Science Co. Ltd.	280,338	10,186
[1]	Dongjin Semichem Co. Ltd.	451,005	10,165
*	Hanwha Life Insurance Co. Ltd.	4,071,675	10,165
[1]	WONIK IPS Co. Ltd.	429,162	10,022
[1]	F&F Co. Ltd.	198,826	9,964
[1]	HD Hyundai Construction Equipment Co. Ltd.	146,649	9,757
[1]	Soulbrain Co. Ltd.	57,170	9,695
[1]	Han Kuk Carbon Co. Ltd.	447,761	9,646
*,1	Doosan Fuel Cell Co. Ltd.	576,748	9,645
[1]	Hyundai Department Store Co. Ltd.	189,741	9,629
[1]	BGF retail Co. Ltd.	117,306	9,502
[1]	Dongsuh Cos. Inc.	442,760	9,447
	Seegene Inc.	443,206	9,434
*,1	CosmoAM&T Co. Ltd.	328,307	9,083
[1]	TechWing Inc.	446,470	8,836
*,1	ISU Specialty Chemical	279,396	8,806
[1]	Paradise Co. Ltd.	673,833	8,761
*,1	Hanall Biopharma Co. Ltd.	451,241	8,698
[1]	HDC Hyundai Development Co-Engineering & Construction	512,059	8,638
*,1	Mezzion Pharma Co. Ltd.	311,026	8,570
[1]	LX International Corp.	369,454	8,515
[1]	SK REITs Co. Ltd.	2,432,469	8,445
[1]	Daou Technology Inc.	330,279	8,310
[1]	Daeduck Electronics Co. Ltd.	485,175	8,263
[1]	Lotte Shopping Co. Ltd.	157,665	8,114
[1]	CJ Logistics Corp.	127,078	8,106
[1]	Daejoo Electronic Materials Co. Ltd.	153,785	8,100
*,1	VT Co. Ltd.	313,673	8,098
[1]	Green Cross Corp.	77,163	8,031
[1]	Lotte Corp.	396,348	7,992
[1]	Hyundai Wia Corp.	217,875	7,775
[1]	Koh Young Technology Inc.	748,666	7,744
[1]	Medytox Inc.	73,346	7,719
[1]	Amorepacific Holdings Corp.	347,154	7,716
[1]	Jusung Engineering Co. Ltd.	396,822	7,675
[1]	S&S Tech Corp.	213,983	7,652
*,1,2	SK IE Technology Co. Ltd.	381,425	7,561
*	Daewoo Engineering & Construction Co. Ltd.	2,803,353	7,542
[1]	Kolon Industries Inc.	254,865	7,523
[1]	Youngone Holdings Co. Ltd.	73,795	7,479
[1]	Caregen Co. Ltd.	206,061	7,346
*,1	Lotte Tour Development Co. Ltd.	583,220	7,299
[1]	Pharmicell Co. Ltd.	779,966	7,151
*,1	Kumho Tire Co. Inc.	2,099,942	7,003
*,1	SOLUM Co. Ltd.	588,238	6,972
*	CJ ENM Co. Ltd.	146,977	6,928
[1]	People & Technology Inc.	276,804	6,907
*,1	Seojin System Co. Ltd.	439,138	6,884
[1]	HK inno N Corp.	211,041	6,801
*,1	Kakao Games Corp.	551,136	6,780
[1]	Daewoong Pharmaceutical Co. Ltd.	64,235	6,768
*,1	Hanwha Investment & Securities Co. Ltd.	1,616,169	6,759
[1]	SK Chemicals Co. Ltd.	138,466	6,754
[1]	LOTTE Fine Chemical Co. Ltd.	216,133	6,664
[1]	Hyosung Corp.	106,348	6,641
[1]	Hite Jinro Co. Ltd.	455,681	6,629
[1]	Daishin Securities Co. Ltd.	358,521	6,584
	Chong Kun Dang Pharmaceutical Corp.	108,275	6,579
[1]	DI Dong Il Corp.	213,526	6,566
*,1	Ananti Inc.	907,066	6,480
	SK Gas Ltd.	33,757	6,433
*,1	Chabiotech Co. Ltd.	808,851	6,424
*,1	Wemade Co. Ltd.	284,661	6,402
[1]	Eugene Technology Co. Ltd.	198,864	6,332
[1]	Shinhan Alpha REIT Co. Ltd.	1,585,222	6,284
[1]	LX Semicon Co. Ltd.	158,374	6,243

		Shares	Market Value ($000)
[1]	ISC Co. Ltd.	144,787	6,220
[1]	DoubleUGames Co. Ltd.	154,567	6,218
[1]	HDC Holdings Co. Ltd.	373,645	6,203
*,1	Lotte Energy Materials Corp.	348,036	6,203
[1]	ESR Kendall Square REIT Co. Ltd.	2,024,972	6,195
[1]	Hyosung TNC Corp.	36,529	6,171
[1]	Hana Tour Service Inc.	156,654	6,056
*,1	Cafe24 Corp.	189,302	5,847
[1]	Hana Micron Inc.	634,943	5,817
[1]	LOTTE REIT Co. Ltd.	2,085,966	5,768
[1]	GS Retail Co. Ltd.	489,493	5,726
	Otoki Corp.	19,970	5,719
[1]	Hankook & Co. Co. Ltd.	328,366	5,695
[1]	SOOP Co. Ltd.	99,552	5,658
[1]	Sung Kwang Bend Co. Ltd.	243,921	5,587
*,1	SHIFT UP Corp.	185,768	5,558
*	Studio Dragon Corp.	166,089	5,524
[1]	DL Holdings Co. Ltd.	150,843	5,448
*,1	Synopex Inc.	1,106,105	5,357
*,1	Hanon Systems	2,244,323	5,275
[1]	NICE Information Service Co. Ltd.	449,541	5,272
*,1	Hyundai Bioscience Co. Ltd.	1,232,050	5,245
*,1	Duk San Neolux Co. Ltd.	182,677	5,236
[1]	Tokai Carbon Korea Co. Ltd.	68,298	5,229
*,1	SK oceanplant Co. Ltd.	367,398	5,227
[1]	L&C Bio Co. Ltd.	220,261	5,222
[1]	Advanced Nano Products Co. Ltd.	131,323	5,058
[1]	HS Hyosung Advanced Materials Corp.	35,534	5,029
[1]	SK Discovery Co. Ltd.	126,383	4,966
[1]	SIMMTECH Co. Ltd.	302,852	4,956
[1]	SL Corp.	204,630	4,877
*,1	HLB Life Science Co. Ltd.	1,403,991	4,764
[1]	Dongwon Industries Co. Ltd.	144,446	4,761
[1]	Lake Materials Co. Ltd.	529,416	4,720
[1]	Hancom Inc.	238,090	4,686
*,1	Danal Co. Ltd.	783,296	4,686
[1]	DongKook Pharmaceutical Co. Ltd.	344,168	4,662
[1]	Grand Korea Leisure Co. Ltd.	413,891	4,615
[1]	Daesang Corp.	273,228	4,614
	RFHIC Corp.	230,860	4,602
*,1	Binex Co. Ltd.	385,191	4,591
[1]	Lotte Chilsung Beverage Co. Ltd.	49,006	4,573
[1]	Daewoong Co. Ltd.	266,149	4,451
[1]	Cheryong Electric Co. Ltd.	153,588	4,434
[1]	Orion Holdings Corp.	275,706	4,416
*,1	Cosmochemical Co. Ltd.	372,267	4,369
[1]	SK Networks Co. Ltd.	1,323,628	4,342
[1]	Ecopro HN Co. Ltd.	229,532	4,338
	Korea Electric Terminal Co. Ltd.	91,120	4,337
*,1	Shin Poong Pharmaceutical Co. Ltd.	483,180	4,242
[1]	Humedix Co. Ltd.	89,592	4,228
[1]	Binggrae Co. Ltd.	71,488	4,176
[1]	JR Global REIT	2,347,794	4,176
[1]	SNT Motiv Co. Ltd.	175,402	4,169
	Harim Holdings Co. Ltd.	616,135	4,152
	Innocean Worldwide Inc.	290,118	4,111
	NHN Corp.	198,411	4,095
	PSK Inc.	276,508	4,084
[1]	Lotte Rental Co. Ltd.	177,614	4,017
*,1	Creative & Innovative System	738,809	3,999
*,1	CJ CGV Co. Ltd.	1,080,825	3,990
*,1	Fadu Inc.	462,257	3,990
[1]	Dentium Co. Ltd.	85,772	3,968
[1]	ENF Technology Co. Ltd.	131,062	3,965
[1]	SeAH Besteel Holdings Corp.	173,851	3,903
[1]	Youlchon Chemical Co. Ltd.	158,067	3,875
*	Asiana Airlines Inc.	568,716	3,872
[1]	Sebang Global Battery Co. Ltd.	81,211	3,868
[1]	Doosan Tesna Inc.	165,335	3,827
	Green Cross Holdings Corp.	331,401	3,804

		Shares	Market Value ($000)
	Ahnlab Inc.	82,260	3,789
[1]	Intellian Technologies Inc.	107,946	3,758
[1]	Mcnex Co. Ltd.	175,953	3,720
*,1	KMW Co. Ltd.	393,194	3,716
	Dong-A Socio Holdings Co. Ltd.	46,049	3,698
[1]	Hanssem Co. Ltd.	109,013	3,673
*,1	Eubiologics Co. Ltd.	397,475	3,672
[1]	TKG Huchems Co. Ltd.	285,183	3,617
*,1	Hanwha General Insurance Co. Ltd.	830,815	3,588
[1]	Innox Advanced Materials Co. Ltd.	183,395	3,554
[1]	NEXTIN Inc.	104,966	3,549
	Korea Petrochemical Ind Co. Ltd.	48,106	3,522
[1]	BH Co. Ltd.	334,697	3,507
[1]	LX Holdings Corp.	576,385	3,453
[1]	Hanil Cement Co. Ltd.	230,637	3,439
[1]	Solid Inc.	762,953	3,434
[1]	SFA Engineering Corp.	194,241	3,426
[1]	SD Biosensor Inc.	468,544	3,367
	MegaStudyEdu Co. Ltd.	92,492	3,331
[1]	Dongkuk Steel Mill Co. Ltd.	428,503	3,304
[1]	TES Co. Ltd.	177,103	3,285
[1]	TK Corp.	198,983	3,278
*	Bioneer Corp.	302,594	3,273
[1]	i-SENS Inc.	251,250	3,267
[1]	Hyundai GF Holdings	528,465	3,240
[1]	NHN KCP Corp.	278,495	3,219
*,1	GS P&L Co. Ltd.	116,102	3,208
	Com2uSCorp	114,078	3,164
*,1	LS Materials Ltd.	409,665	3,139
[1]	Samyang Holdings Corp.	51,897	3,134
[1]	Unid Co. Ltd.	51,320	3,101
*,1	Il Dong Pharmaceutical Co. Ltd.	226,468	3,100
[1]	Yuanta Securities Korea Co. Ltd.	1,160,171	3,097
*,1	Nexon Games Co. Ltd.	309,374	3,079
[1]	Posco M-Tech Co. Ltd.	291,182	3,072
	Hyundai Green Food	240,707	3,024
[1]	TCC Steel	235,069	3,017
	JW Pharmaceutical Corp.	185,118	3,011
*,1	Korea Line Corp.	2,217,284	2,949
*,1	Daea TI Co. Ltd.	800,898	2,946
*	Neowiz	165,099	2,938
[1]	KCC Glass Corp.	125,315	2,917
*,1	BNC Korea Co. Ltd.	778,303	2,900
[1]	Lotte Wellfood Co. Ltd.	32,583	2,887
*,1	Foosung Co. Ltd.	826,809	2,862
*	Tongyang Life Insurance Co. Ltd.	469,728	2,850
*,1	HLB Therapeutics Co. Ltd.	1,050,026	2,846
	Hyundai Home Shopping Network Corp.	68,059	2,808
[1]	Solus Advanced Materials Co. Ltd.	455,816	2,802
[1]	Samchully Co. Ltd.	27,852	2,770
[1]	Taekwang Industrial Co. Ltd.	3,788	2,736
[1]	OCI Co. Ltd.	65,556	2,716
[1]	LF Corp.	188,880	2,700
[1]	Partron Co. Ltd.	564,076	2,685
	Zinus Inc.	173,215	2,685
*,1	Seoul Semiconductor Co. Ltd.	516,914	2,641
[1]	HAESUNG DS Co. Ltd.	151,328	2,639
*,1	Dawonsys Co. Ltd.	443,712	2,617
*,1	Sungeel Hitech Co. Ltd.	96,096	2,617
[1]	IS Dongseo Co. Ltd.	178,055	2,604
*,1	SFA Semicon Co. Ltd.	1,109,187	2,592
[1]	Sungwoo Hitech Co. Ltd.	604,616	2,575
	Hankook Shell Oil Co. Ltd.	7,717	2,520
[1]	KC Tech Co. Ltd.	114,808	2,476
[1]	Seobu T&D	381,892	2,398
[1]	HL Holdings Corp.	84,866	2,386
*,1	Shinsung E&G Co. Ltd.	2,166,956	2,382
*,1	Komipharm International Co. Ltd.	623,440	2,380
	E1 Corp.	40,080	2,379
[1]	Boryung	391,611	2,378

		Shares	Market Value ($000)
[1]	PI Advanced Materials Co. Ltd.	183,234	2,357
[1]	InBody Co. Ltd.	136,458	2,344
	Samwha Capacitor Co. Ltd.	117,378	2,316
[1]	Huons Global Co. Ltd.	73,769	2,311
[1]	Myoung Shin Industrial Co. Ltd.	377,787	2,287
[1]	SK Securities Co. Ltd.	4,700,626	2,274
	Dong-A ST Co. Ltd.	66,934	2,271
[1]	Kwang Dong Pharmaceutical Co. Ltd.	507,711	2,260
*	Jeju Air Co. Ltd.	457,036	2,225
[1]	Advanced Process Systems Corp.	170,112	2,204
*,1	Joongang Advanced Materials Co. Ltd.	1,046,554	2,195
[1]	Soulbrain Holdings Co. Ltd.	68,678	2,174
	Handsome Co. Ltd.	184,711	2,170
[1]	Young Poong Corp.	70,030	2,136
	GOLFZON Co. Ltd.	44,465	2,128
[1]	Ilyang Pharmaceutical Co. Ltd.	221,558	2,110
	NICE Holdings Co. Ltd.	217,511	2,082
*,1	UniTest Inc.	233,706	2,081
*,1	Amicogen Inc.	705,608	2,069
[1]	Korea United Pharm Inc.	135,763	2,049
*	Bukwang Pharmaceutical Co. Ltd.	857,101	1,993
[1]	Hanjin Transportation Co. Ltd.	130,801	1,971
	HYUNDAI Corp.	109,431	1,966
[1]	Webzen Inc.	186,052	1,956
[1]	Nexen Tire Corp.	455,439	1,950
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	1,944
[1]	Huons Co. Ltd.	94,688	1,941
	Modetour Network Inc.	230,228	1,928
*,1	Chunbo Co. Ltd.	58,911	1,894
[1]	KH Vatec Co. Ltd.	215,093	1,883
*	Genexine Inc.	505,348	1,877
	KISWIRE Ltd.	142,168	1,858
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	272,538	1,853
[1]	Eugene Investment & Securities Co. Ltd.	757,438	1,833
*,1	GC Cell Corp.	126,483	1,827
*,1	DIO Corp.	135,144	1,793
[1]	LX Hausys Ltd.	80,792	1,791
[1]	INTOPS Co. Ltd.	152,700	1,773
*,1	Yungjin Pharmaceutical Co. Ltd.	1,149,793	1,773
*,1	GeneOne Life Science Inc.	1,052,627	1,731
[1]	Samyang Corp.	44,771	1,701
	Songwon Industrial Co. Ltd.	209,953	1,653
[1]	HS Industries Co. Ltd.	512,847	1,652
*,3	Kum Yang Co. Ltd.	228,942	1,634
*,1	W-Scope Chungju Plant Co. Ltd.	273,561	1,454
[1]	iMarketKorea Inc.	239,457	1,443
	Namyang Dairy Products Co. Ltd.	31,790	1,427
*,1	Humasis Co. Ltd.	1,411,605	1,423
[1]	Hansae Co. Ltd.	175,738	1,329
[1]	Vieworks Co. Ltd.	84,877	1,276
*,3	NKMax Co. Ltd.	844,504	1,230
[1]	Hansol Paper Co. Ltd.	196,514	1,209
[1]	Sam-A Aluminum Co. Ltd.	60,714	1,170
[1]	Korea Asset In Trust Co. Ltd.	631,052	1,145
*,1	HLB Global Co. Ltd.	598,279	1,081
	Daol Investment & Securities Co. Ltd.	405,786	1,002
[1]	iNtRON Biotechnology Inc.	340,441	998
*,1	CrystalGenomics Invites Co. Ltd.	783,967	964
*,1	Namsun Aluminum Co. Ltd.	1,017,722	885
	KC Co. Ltd.	42,543	708
*,3	Hyosung Chemical Corp.	24,474	687
	Chongkundang Holdings Corp.	15,247	542
	Daehan Flour Mill Co. Ltd.	4,654	507
	KISCO Corp.	71,144	474
*	Insun ENT Co. Ltd.	100,445	377
*	Samsung Pharmaceutical Co. Ltd.	270,840	306
	Korea Real Estate Investment & Trust Co. Ltd.	329,678	298
*	Enzychem Lifesciences Corp.	270,184	200

		Shares	Market Value ($000)
*	Helixmith Co. Ltd.	15,509	37
			16,318,693
Spain (2.0%)
	Banco Santander SA	218,722,034	1,878,995
	Iberdrola SA	98,489,870	1,731,091
	Banco Bilbao Vizcaya Argentaria SA	82,085,702	1,369,047
	Industria de Diseno Textil SA	16,000,644	764,304
	Amadeus IT Group SA	6,328,800	508,164
	CaixaBank SA	52,811,343	496,865
	Ferrovial SE	6,813,216	349,266
	Telefonica SA	59,385,687	306,478
[2]	Cellnex Telecom SA	8,164,974	288,138
	Banco de Sabadell SA	77,769,168	287,039
[2]	Aena SME SA	10,046,451	270,532
	Repsol SA	16,556,837	251,031
	ACS Actividades de Construccion y Servicios SA	2,661,384	183,675
	Endesa SA	4,537,515	131,498
	Bankinter SA	9,046,442	129,131
	Redeia Corp. SA	5,937,875	115,112
	Merlin Properties Socimi SA	5,515,998	76,375
	Acciona SA	339,631	65,140
*	Grifols SA	4,153,308	61,885
	Mapfre SA	13,384,886	54,511
	Naturgy Energy Group SA	1,732,420	54,334
[1]	Indra Sistemas SA	1,251,345	51,836
	Enagas SA	3,178,945	47,613
	Viscofan SA	628,423	43,001
[2]	Unicaja Banco SA	16,343,840	42,942
	Puig Brands SA Class B	2,086,713	38,781
	Acerinox SA	3,345,410	38,604
	Fluidra SA	1,431,338	35,698
	Inmobiliaria Colonial Socimi SA	5,264,166	34,862
	Vidrala SA	311,177	33,497
	Sacyr SA	7,513,684	30,767
	Logista Integral SA	866,211	27,416
	CIE Automotive SA	784,592	23,556
[1]	Corp. ACCIONA Energias Renovables SA	766,567	20,638
	Laboratorios Farmaceuticos Rovi SA	274,836	16,965
	Pharma Mar SA	177,530	16,182
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,995,758	15,400
	Construcciones y Auxiliar de Ferrocarriles SA	254,109	15,388
*	Tecnicas Reunidas SA	622,436	15,329
*	Solaria Energia y Medio Ambiente SA	1,106,215	14,224
[1]	Elecnor SA	518,766	14,106
	Almirall SA	1,106,137	13,315
	Melia Hotels International SA	1,439,179	12,779
[1,2]	Neinor Homes SA	433,966	8,435
[2]	Gestamp Automocion SA	2,050,739	7,709
	Atresmedia Corp. de Medios de Comunicacion SA	1,334,701	7,543
[1]	Ence Energia y Celulosa SA	1,732,934	5,453
[2]	Global Dominion Access SA	1,321,908	5,081
	Prosegur Cia de Seguridad SA	1,471,569	4,358
*	Distribuidora Internacional de Alimentacion SA	126,118	4,130
[2]	Prosegur Cash SA	4,143,163	3,548
*	HBX Group International plc	199,354	1,942
*	Grenergy Renovables SA	22,758	1,687
	Banco Santander SA (XMEX)	4	—
			10,025,396
Sweden (2.1%)
	Investor AB Class B	24,895,163	721,450
	Volvo AB Class B	22,982,624	660,056
	Atlas Copco AB Class A	36,759,537	559,788
	Assa Abloy AB Class B	14,090,536	466,259
	Skandinaviska Enskilda Banken AB Class A	22,579,140	394,967
	Sandvik AB	14,931,285	364,318
	Hexagon AB Class B	29,845,337	327,943
	Swedbank AB Class A	11,740,996	312,640
	Atlas Copco AB Class B	21,722,038	293,968
	Telefonaktiebolaget LM Ericsson Class B	39,550,701	287,280

		Shares	Market Value ($000)
	Saab AB Class B	5,197,510	282,714
	EQT AB	8,302,699	277,510
	Svenska Handelsbanken AB Class A	20,713,514	252,381
	Investor AB Class A	7,568,775	219,582
	Essity AB Class B	8,530,081	210,331
	Epiroc AB Class A	8,927,100	181,695
[2]	Evolution AB	2,003,429	178,227
	Alfa Laval AB	3,939,354	171,156
*	Boliden AB	4,052,636	124,048
	Tele2 AB Class B	7,866,979	121,585
	Telia Co. AB	33,360,152	117,818
	Lifco AB Class B	3,194,602	113,795
	SKF AB Class B	4,839,086	112,714
	Skanska AB Class B	4,820,899	112,455
	AddTech AB Class B	3,259,767	109,587
	Svenska Cellulosa AB SCA Class B	8,555,774	107,299
	Trelleborg AB Class B	2,932,730	106,560
	Epiroc AB Class B	5,676,585	101,758
	Securitas AB Class B	6,856,316	101,757
	Beijer Ref AB Class B	5,989,773	100,550
	Nibe Industrier AB Class B	21,081,878	97,280
[1]	H & M Hennes & Mauritz AB Class B	7,020,997	94,584
	Indutrade AB	3,878,953	94,198
	Industrivarden AB Class C	2,512,568	92,788
	Nordnet AB publ	2,860,315	77,246
*	Swedish Orphan Biovitrum AB	2,686,684	73,874
	Volvo AB Class A	2,440,815	69,978
*	Sectra AB Class B	1,882,635	69,801
	Avanza Bank Holding AB	1,882,220	69,340
	Castellum AB	5,864,962	66,764
	AAK AB	2,591,111	66,655
*	Fastighets AB Balder Class B	9,791,645	66,114
	Lagercrantz Group AB Class B	2,747,278	63,784
	Getinge AB Class B	3,159,201	62,357
	Sagax AB Class B	2,902,353	61,430
	Industrivarden AB Class A	1,386,702	51,305
	Investment AB Latour Class B	1,982,586	50,614
	L E Lundbergforetagen AB Class B	1,027,916	50,139
	Mycronic AB	2,190,770	47,537
	Holmen AB Class B	1,254,082	46,610
	SSAB AB Class B	8,212,249	46,413
	Sweco AB Class B	2,896,445	45,690
	Axfood AB	1,525,224	45,449
[2]	Thule Group AB	1,559,123	44,095
	Loomis AB Class B	980,595	38,772
	Wihlborgs Fastigheter AB	3,797,923	37,322
	Hemnet Group AB	1,206,005	34,731
*	Camurus AB	499,342	34,646
	Hexpol AB	3,702,563	31,883
*	Kinnevik AB Class B	3,516,339	31,527
*,2	Sinch AB	9,099,712	31,239
	AddLife AB Class B	1,592,050	28,036
*	Asmodee Group AB Class B	2,203,818	27,754
[2]	Bravida Holding AB	2,874,906	26,978
	Catena AB	591,359	26,714
[2]	Munters Group AB	1,867,603	26,283
	Billerud Aktiebolag	3,094,998	26,279
[1]	Pandox AB Class B	1,473,061	26,218
	Husqvarna AB Class B	4,807,295	26,037
	Betsson AB Class B	1,530,347	25,912
*,2	BoneSupport Holding AB	762,888	25,733
	Fabege AB	3,022,372	25,313
	Elekta AB Class B	4,950,807	24,413
	Storskogen Group AB Class B	20,329,993	23,596
	NCC AB Class B	1,222,480	23,148
	Wallenstam AB Class B	5,105,934	23,141
[2]	Dometic Group AB	4,532,455	22,895
	Bure Equity AB	763,071	22,527
*,1	Embracer Group AB Class B	2,077,680	21,493
	Lindab International AB	1,022,171	21,485

		Shares	Market Value ($000)
	Electrolux Professional AB Class B	3,147,626	21,387
	SSAB AB Class A	3,599,308	20,756
	Addnode Group AB Class B	1,753,431	20,062
	Truecaller AB Class B	4,003,474	19,999
	AFRY AB	1,288,089	19,938
	Granges AB	1,474,280	19,769
	Nyfosa AB	2,262,931	19,618
	Alleima AB	2,757,734	19,489
*	HMS Networks AB	455,942	19,159
	Bufab AB	1,929,771	19,138
	Vitec Software Group AB Class B	478,480	18,550
*	Electrolux AB Class B	3,036,607	18,495
	Medicover AB Class B	645,897	18,094
	Hufvudstaden AB Class A	1,491,793	18,052
	Peab AB Class B	2,394,113	18,005
	Clas Ohlson AB Class B	512,153	17,820
[2]	Scandic Hotels Group AB	2,106,920	17,471
	Cibus Nordic Real Estate AB publ	981,019	17,382
*,1	Volvo Car AB Class B	9,077,657	17,360
	INVISIO AB	516,807	16,745
	Vitrolife AB	1,086,791	15,970
	MIPS AB	376,244	15,946
	Nolato AB Class B	2,693,224	15,932
*	Modern Times Group MTG AB Class B	1,403,717	14,431
*	NCAB Group AB	2,525,128	13,646
	JM AB	890,717	12,764
[1]	Svenska Handelsbanken AB Class B	643,994	12,584
	Systemair AB	1,285,792	12,436
*,1,2	BioArctic AB Class B	566,110	12,395
	NP3 Fastigheter AB	464,634	12,289
[2]	Attendo AB	1,666,677	11,646
	Bilia AB Class A	973,138	11,434
	Arjo AB Class B	2,965,861	10,335
*	Sdiptech AB Class B	504,201	10,135
	Atrium Ljungberg AB Class B	3,129,203	10,121
	Sagax AB	2,866,553	9,713
	Dios Fastigheter AB	1,468,056	9,645
	Ratos AB Class B	2,662,366	9,425
	SkiStar AB	564,956	8,912
	Cloetta AB Class B	2,631,405	8,463
	Instalco AB	3,167,062	8,293
*,2	Boozt AB	866,863	7,718
	Troax Group AB	540,244	7,548
*,1	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,707,611	7,374
*,1	Better Collective A/S	512,270	7,218
	Skandinaviska Enskilda Banken AB Class C	401,131	7,109
*	Xvivo Perfusion AB	345,280	7,038
	Platzer Fastigheter Holding AB Class B	858,630	6,119
*	Intea Fastigheter AB Class B	769,815	5,995
	Investment AB Oresund	423,534	5,478
*,1	Hexatronic Group AB	2,571,071	5,461
*	Norion Bank AB	802,830	5,130
	MEKO AB	569,631	4,982
[1]	Corem Property Group AB Class B	10,493,101	4,680
	Volati AB	356,107	3,928
	Fagerhult Group AB	1,010,378	3,902
	AQ Group AB	139,945	2,852
*	Stillfront Group AB	4,265,663	2,211
*	Vimian Group AB	554,797	1,882
*,1	Samhallsbyggnadsbolaget i Norden AB	2,073,049	1,661
	NCC AB Class A	33,477	647
*,3	OW Bunker A/S	129,331	—
			10,483,048
Switzerland (5.3%)
	Nestle SA (Registered)	36,647,651	3,202,165
	Roche Holding AG	10,164,636	3,172,109
	Novartis AG (Registered)	27,057,344	3,081,482
	UBS Group AG (Registered)	46,214,259	1,717,508
	ABB Ltd. (Registered)	22,775,781	1,487,216

		Shares	Market Value ($000)
	Zurich Insurance Group AG	2,060,369	1,405,391
	Cie Financiere Richemont SA (Registered) Class A	7,669,068	1,252,177
	Swiss Re AG	4,261,437	762,803
	Lonza Group AG (Registered)	1,024,886	714,314
	Alcon AG	7,169,733	628,556
	Holcim AG	7,227,025	576,355
	Sika AG (Registered)	2,325,177	548,695
	Givaudan SA (Registered)	110,882	463,526
	Swiss Life Holding AG (Registered)	411,814	426,556
	Partners Group Holding AG	311,790	419,138
*	Amrize Ltd.	7,220,358	364,996
	Geberit AG (Registered)	476,067	364,714
	Sandoz Group AG	5,985,052	342,279
	Galderma Group AG	2,158,211	332,619
	Swisscom AG (Registered)	366,270	254,497
	SGS SA (Registered)	2,346,056	238,391
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,572	229,862
	Schindler Holding AG	586,427	212,073
	Chocoladefabriken Lindt & Spruengli AG	14,294	210,273
	Logitech International SA (Registered)	2,162,202	200,494
	Julius Baer Group Ltd.	2,953,113	199,820
	Sonova Holding AG (Registered)	712,779	194,024
	Straumann Holding AG (Registered)	1,567,851	191,027
	Belimo Holding AG (Registered)	142,785	166,163
	Swiss Prime Site AG (Registered)	1,113,629	154,025
	Roche Holding AG (Bearer)	439,846	146,176
	Baloise Holding AG (Registered)	602,993	144,516
	Kuehne + Nagel International AG (Registered)	673,338	137,279
[2]	VAT Group AG	390,985	136,919
	Accelleron Industries AG	1,367,280	124,534
	Helvetia Holding AG (Registered)	500,567	120,377
	PSP Swiss Property AG (Registered)	652,599	110,723
	Schindler Holding AG (Registered)	294,814	103,400
	Swissquote Group Holding SA (Registered)	154,403	102,592
	Georg Fischer AG (Registered)	1,135,404	88,821
	EMS-Chemie Holding AG (Registered)	100,057	78,724
	Flughafen Zurich AG (Registered)	273,180	76,992
	SIG Group AG	4,735,574	76,616
	Swatch Group AG	431,361	76,289
[2]	Galenica AG	709,153	75,262
	Adecco Group AG (Registered)	2,331,769	73,423
	Temenos AG (Registered)	807,258	72,205
	Avolta AG	1,270,965	66,069
*	Siegfried Holding AG (Registered)	568,861	63,602
	BKW AG	281,924	62,946
[1]	Barry Callebaut AG (Registered)	51,169	62,314
	Sulzer AG (Registered)	249,083	47,926
	Cembra Money Bank AG	425,488	47,753
	Banque Cantonale Vaudoise (Registered)	402,626	46,594
	Allreal Holding AG (Registered)	205,283	46,432
	Bucher Industries AG (Registered)	95,563	45,130
	VZ Holding AG	206,352	43,674
	dormakaba Holding AG	43,500	41,992
	EFG International AG	2,086,003	41,346
	Burckhardt Compression Holding AG	44,974	40,054
	Mobimo Holding AG (Registered)	101,371	39,702
	Bachem Holding AG	451,723	38,056
	Tecan Group AG (Registered)	184,070	36,444
	DKSH Holding AG	505,684	34,968
	Valiant Holding AG (Registered)	221,798	34,911
	Kardex Holding AG (Registered)	85,839	33,054
	Sunrise Communications AG Class A	611,319	32,570
	SFS Group AG	246,383	31,839
*	Aryzta AG	333,227	31,274
	Clariant AG (Registered)	3,040,776	31,207
	Inficon Holding AG (Registered)	253,577	30,512
	Landis+Gyr Group AG	367,186	29,982
	Huber + Suhner AG (Registered)	223,344	29,822
	Vontobel Holding AG (Registered)	386,079	28,151
	Interroll Holding AG (Registered)	9,828	27,675

		Shares	Market Value ($000)
	Emmi AG (Registered)	30,266	27,550
	Comet Holding AG (Registered)	107,498	27,066
	Ypsomed Holding AG (Registered)	55,579	26,592
	ALSO Holding AG (Registered)	81,637	24,657
	St. Galler Kantonalbank AG (Registered)	39,410	24,047
[1]	Swatch Group AG (Registered)	621,663	22,643
[1]	Stadler Rail AG	774,556	20,469
	Daetwyler Holding AG	105,975	18,874
*	ams-OSRAM AG	1,423,677	18,765
[1]	Softwareone Holding AG	2,212,377	18,056
	Bossard Holding AG (Registered) Class A	78,961	16,735
	SKAN Group AG	174,742	16,025
[2]	Medacta Group SA	85,206	15,455
	Implenia AG (Registered)	213,416	14,365
	Intershop Holding AG	74,382	13,769
*,2	Montana Aerospace AG	392,891	13,684
*,2	Sensirion Holding AG	134,368	13,312
	OC Oerlikon Corp. AG Pfaffikon (Registered)	2,604,178	12,723
*	Basilea Pharmaceutica AG Allschwil (Registered)	177,851	12,613
	Forbo Holding AG (Registered)	13,290	12,606
*	u-blox Holding AG	100,602	12,527
	Zehnder Group AG	125,899	11,093
[1]	Bystronic AG	20,807	10,299
*,1	Komax Holding AG (Registered)	69,107	9,459
	Bell Food Group AG (Registered)	26,649	8,437
	COSMO Pharmaceuticals NV	114,837	8,238
	Cie Financiere Tradition SA	26,949	7,802
*,2	Medartis Holding AG	66,074	6,956
	Autoneum Holding AG	36,297	6,439
	Vetropack Holding AG (Registered) Class A	174,228	6,427
	Schweiter Technologies AG	13,324	6,150
*	LEM Holding SA (Registered)	6,617	5,379
*,2	PolyPeptide Group AG	193,037	5,369
	VP Bank AG Class A	55,766	5,325
	Arbonia AG	729,132	4,938
	APG SGA SA	16,881	4,710
[2]	Medmix AG	319,510	4,670
[1]	Rieter Holding AG (Registered)	41,527	3,167
[1]	Leonteq AG	121,722	2,654
*,1	PIERER Mobility AG	122,171	2,428
	Burkhalter Holding AG	9,689	1,742
			26,908,310
Taiwan (5.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	351,695,843	13,540,036
	Hon Hai Precision Industry Co. Ltd.	175,959,135	1,034,725
	MediaTek Inc.	21,214,239	960,678
[1]	Delta Electronics Inc.	27,866,649	524,955
[1]	Quanta Computer Inc.	38,087,648	354,755
[1]	Fubon Financial Holding Co. Ltd.	117,382,910	322,177
[1]	CTBC Financial Holding Co. Ltd.	230,484,922	316,709
[1]	Cathay Financial Holding Co. Ltd.	135,026,646	273,677
	Mega Financial Holding Co. Ltd.	170,229,360	242,151
	E.Sun Financial Holding Co. Ltd.	221,213,211	236,586
	ASE Technology Holding Co. Ltd.	47,345,461	229,597
[1]	United Microelectronics Corp.	162,996,905	225,860
	Chunghwa Telecom Co. Ltd.	52,130,198	225,269
	Asustek Computer Inc.	9,848,511	216,189
	Accton Technology Corp.	7,147,436	211,094
	Uni-President Enterprises Corp.	70,873,979	187,055
	Wistron Corp.	40,146,524	163,391
	Yuanta Financial Holding Co. Ltd.	152,912,790	158,614
	First Financial Holding Co. Ltd.	152,388,630	150,535
[1]	Alchip Technologies Ltd.	1,146,520	146,568
	Elite Material Co. Ltd.	3,994,298	146,418
[1]	Asia Vital Components Co. Ltd.	4,672,998	142,032
[1]	Wiwynn Corp.	1,493,000	136,261
	Realtek Semiconductor Corp.	7,014,988	134,133
[1]	Novatek Microelectronics Corp.	8,301,121	131,188
	SinoPac Financial Holdings Co. Ltd.	154,380,382	127,381

		Shares	Market Value ($000)
	Hua Nan Financial Holdings Co. Ltd.	132,515,201	126,975
	Taiwan Cooperative Financial Holding Co. Ltd.	146,150,545	124,045
	KGI Financial Holding Co. Ltd.	225,179,115	114,066
	Lite-On Technology Corp.	28,435,809	112,421
	Largan Precision Co. Ltd.	1,383,346	108,500
[1]	China Steel Corp.	163,186,247	105,974
[1]	Evergreen Marine Corp. Taiwan Ltd.	15,649,711	103,271
[1]	Yageo Corp.	5,614,025	98,648
	Nan Ya Plastics Corp.	71,215,133	97,130
[1]	Formosa Plastics Corp.	60,198,724	85,632
[1]	Unimicron Technology Corp.	18,809,661	85,383
	Taishin Financial Holding Co. Ltd.	154,789,365	84,482
[1]	International Games System Co. Ltd.	3,217,052	84,118
[1]	Chailease Holding Co. Ltd.	21,532,843	83,131
[1]	E Ink Holdings Inc.	11,616,378	79,098
	Shanghai Commercial & Savings Bank Ltd.	54,724,048	78,564
	TCC Group Holdings Co. Ltd.	95,997,758	77,871
[1]	Chroma ATE Inc.	5,323,121	76,223
	Bizlink Holding Inc.	2,534,227	76,221
[1]	Hotai Motor Co. Ltd.	4,043,817	74,389
	Pegatron Corp.	27,927,541	74,348
	Advantech Co. Ltd.	6,612,803	73,560
	King Slide Works Co. Ltd.	818,930	72,106
	Taiwan Mobile Co. Ltd.	20,441,541	72,063
[1]	Gigabyte Technology Co. Ltd.	7,772,160	70,514
	Far EasTone Telecommunications Co. Ltd.	25,496,569	69,539
	eMemory Technology Inc.	1,009,253	68,321
	ASPEED Technology Inc.	437,660	66,280
	Chang Hwa Commercial Bank Ltd.	105,890,532	65,405
[1]	President Chain Store Corp.	7,606,379	65,183
[1]	King Yuan Electronics Co. Ltd.	16,458,721	64,381
	United Integrated Services Co. Ltd.	2,346,603	61,608
*,1	PharmaEssentia Corp.	3,682,000	60,787
	Tripod Technology Corp.	6,476,270	60,277
	Gold Circuit Electronics Ltd.	4,812,846	59,614
	Compal Electronics Inc.	60,693,652	59,395
	Catcher Technology Co. Ltd.	8,407,062	59,372
	Airtac International Group	2,019,008	57,424
	Jentech Precision Industrial Co. Ltd.	1,199,802	57,084
[1]	Lotes Co. Ltd.	1,207,173	56,447
[1]	Inventec Corp.	37,074,836	54,757
[1]	Silergy Corp.	4,770,251	51,312
[1]	Yang Ming Marine Transport Corp.	25,258,962	51,243
	Taiwan Business Bank	95,296,106	51,202
	WPG Holdings Ltd.	22,344,420	49,510
[1]	Eva Airways Corp.	38,909,943	49,062
	Global Unichip Corp.	1,197,525	47,958
	Micro-Star International Co. Ltd.	9,788,460	46,763
[1]	Formosa Chemicals & Fibre Corp.	48,513,437	46,591
	Fortune Electric Co. Ltd.	2,071,410	45,590
	Asia Cement Corp.	33,534,955	45,332
[1]	Acer Inc.	41,232,771	44,052
[1]	WT Microelectronics Co. Ltd.	9,367,360	42,958
	Phison Electronics Corp.	2,418,894	42,463
[1]	Globalwafers Co. Ltd.	3,646,436	41,391
	Far Eastern New Century Corp.	43,124,493	41,332
[1]	Powertech Technology Inc.	9,879,231	41,265
[1]	MPI Corp.	1,182,000	41,082
	Innolux Corp.	105,950,241	40,635
[1]	Synnex Technology International Corp.	17,775,184	39,393
[1]	Wan Hai Lines Ltd.	13,276,274	39,263
[1]	Zhen Ding Technology Holding Ltd.	9,271,214	38,667
	Voltronic Power Technology Corp.	976,425	38,354
*	Taichung Commercial Bank Co. Ltd.	51,034,533	37,922
[1]	Chicony Electronics Co. Ltd.	8,680,280	37,850
[1]	Cheng Shin Rubber Industry Co. Ltd.	27,049,063	36,183
[1]	Eclat Textile Co. Ltd.	2,704,128	36,171
	Nien Made Enterprise Co. Ltd.	2,386,202	34,062
	ASMedia Technology Inc.	539,775	33,961
	TA Chen Stainless Pipe	25,311,994	33,180

		Shares	Market Value ($000)
	Simplo Technology Co. Ltd.	2,426,139	33,125
[1]	Walsin Lihwa Corp.	43,180,113	32,270
*,1	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,738,593	31,450
[1]	Compeq Manufacturing Co. Ltd.	14,406,494	31,311
	Pou Chen Corp.	32,079,366	30,168
[1]	Hiwin Technologies Corp.	4,294,687	30,149
	Radiant Opto-Electronics Corp.	6,532,517	30,027
[1]	Taiwan Union Technology Corp.	3,319,239	29,974
[1]	Makalot Industrial Co. Ltd.	3,366,650	29,609
*,1	Mitac Holdings Corp.	11,671,570	29,555
	Teco Electric & Machinery Co. Ltd.	17,040,034	28,927
	Foxconn Technology Co. Ltd.	13,377,233	28,764
[1]	Feng TAY Enterprise Co. Ltd.	7,105,817	28,101
	AUO Corp.	70,270,699	28,015
	Taiwan High Speed Rail Corp.	29,495,487	26,881
	Sino-American Silicon Products Inc.	7,920,540	26,554
	Highwealth Construction Corp.	19,060,798	26,045
*	Winbond Electronics Corp.	45,102,041	25,885
	Sinbon Electronics Co. Ltd.	3,192,391	25,804
[1]	Formosa Petrochemical Corp.	17,289,003	25,263
	L&K Engineering Co. Ltd.	2,307,386	24,843
*,1	Nanya Technology Corp.	16,229,186	23,892
	Acter Group Corp. Ltd.	1,450,168	23,644
*,1	Powerchip Semiconductor Manufacturing Corp.	46,011,000	22,921
	Topco Scientific Co. Ltd.	2,364,440	22,687
	Getac Holdings Corp.	5,734,752	22,491
	Ruentex Development Co. Ltd.	22,052,196	22,013
[1]	Shihlin Electric & Engineering Corp.	3,674,293	21,728
[1]	AURAS Technology Co. Ltd.	968,000	21,564
	Lien Hwa Industrial Holdings Corp.	14,104,570	21,325
	Bora Pharmaceuticals Co. Ltd.	775,891	21,145
[1]	Fositek Corp.	681,683	20,500
[1]	Tatung Co. Ltd.	17,145,039	20,410
	Parade Technologies Ltd.	1,060,732	20,188
	WNC Corp.	5,106,441	20,017
[1]	Jinan Acetate Chemical Co. Ltd.	7,307,270	19,448
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,945,575	19,236
	IBF Financial Holdings Co. Ltd.	39,458,092	19,157
	Tong Yang Industry Co. Ltd.	5,366,142	18,742
*	King's Town Bank Co. Ltd.	10,339,696	18,644
	Vanguard International Semiconductor Corp.	5,895,369	18,270
	Advanced Energy Solution Holding Co. Ltd.	436,450	17,988
	Great Wall Enterprise Co. Ltd.	8,640,455	17,619
[1]	Nan Ya Printed Circuit Board Corp.	3,004,556	17,601
	Giant Manufacturing Co. Ltd.	4,503,931	17,251
[1]	Genius Electronic Optical Co. Ltd.	1,193,565	17,189
*,1	Shin Zu Shing Co. Ltd.	2,205,082	17,146
[1]	Qisda Corp.	19,877,660	17,142
	Lotus Pharmaceutical Co. Ltd.	2,333,189	16,898
	Sigurd Microelectronics Corp.	6,440,585	16,659
	AP Memory Technology Corp.	1,502,146	16,383
*,1	LandMark Optoelectronics Corp.	1,204,155	16,300
[1]	Faraday Technology Corp.	3,225,216	16,266
[1]	Chipbond Technology Corp.	8,659,255	16,188
[1]	Capital Securities Corp.	23,897,508	16,159
*,1	Macronix International Co. Ltd.	25,498,546	16,034
[1]	Elan Microelectronics Corp.	3,873,344	16,002
	Ruentex Industries Ltd.	9,199,322	15,996
[1]	Century Iron & Steel Industrial Co. Ltd.	2,550,000	15,918
[1]	Kinik Co.	1,459,479	15,756
	Arcadyan Technology Corp.	2,114,082	15,623
[1]	Taiwan Fertilizer Co. Ltd.	8,989,225	15,613
	Primax Electronics Ltd.	6,335,882	15,356
	Ardentec Corp.	6,083,391	15,287
	Far Eastern International Bank	33,803,424	15,162
[1]	Dynapack International Technology Corp.	1,978,479	15,143
	Tung Ho Steel Enterprise Corp.	6,951,069	14,903
[1]	EZconn Corp.	736,000	14,776
	Sanyang Motor Co. Ltd.	7,090,689	14,669
	Global Brands Manufacture Ltd.	3,764,799	14,407

		Shares	Market Value ($000)
[1]	Chenbro Micom Co. Ltd.	844,000	14,306
[1]	Goldsun Building Materials Co. Ltd.	11,577,982	14,285
[1]	Grand Process Technology Corp.	286,701	14,275
[1]	Win Semiconductors Corp.	5,013,163	14,216
	Ennoconn Corp.	1,374,996	13,979
	Poya International Co. Ltd.	869,748	13,460
	Kinsus Interconnect Technology Corp.	3,960,758	13,458
	Feng Hsin Steel Co. Ltd.	5,935,000	13,411
[1]	WinWay Technology Co. Ltd.	359,387	13,279
	Taiwan Secom Co. Ltd.	3,501,339	13,256
[1]	Asia Optical Co. Inc.	3,050,519	13,166
*,1	HTC Corp.	9,763,079	13,109
	Fusheng Precision Co. Ltd.	1,396,000	13,067
[1]	All Ring Tech Co. Ltd.	1,043,000	13,011
	Sercomm Corp.	3,889,250	12,973
	Yankey Engineering Co. Ltd.	934,490	12,868
	Taiwan Surface Mounting Technology Corp.	3,640,113	12,831
[1]	Merry Electronics Co. Ltd.	3,311,590	12,559
[1]	Visual Photonics Epitaxy Co. Ltd.	2,624,609	12,557
*	China Petrochemical Development Corp.	50,428,204	12,536
[1]	YFY Inc.	15,422,047	12,529
[1]	ADATA Technology Co. Ltd.	4,118,506	12,489
	Foxsemicon Integrated Technology Inc.	1,225,131	12,405
[1]	Co-Tech Development Corp.	3,154,000	12,384
	Pixart Imaging Inc.	1,897,804	12,303
	Yulon Finance Corp.	3,660,728	12,260
	Huaku Development Co. Ltd.	3,821,833	12,158
[1]	Elite Advanced Laser Corp.	1,894,862	12,135
[1]	Chunghwa Telecom Co. Ltd. ADR	277,613	12,048
*,1	FOCI Fiber Optic Communications Inc.	1,185,000	12,001
	Walsin Technology Corp.	4,215,615	11,860
	Ta Ya Electric Wire & Cable	10,167,080	11,787
[1]	Kaori Heat Treatment Co. Ltd.	1,111,344	11,647
[1]	Everlight Electronics Co. Ltd.	5,010,687	11,569
	Merida Industry Co. Ltd.	2,986,004	11,536
	Eternal Materials Co. Ltd.	12,397,185	11,488
[1]	Wisdom Marine Lines Co. Ltd.	5,898,487	11,471
*,1	Taiwan Glass Industry Corp.	14,402,615	11,451
	Sunonwealth Electric Machine Industry Co. Ltd.	3,033,000	11,451
[1]	Solar Applied Materials Technology Corp.	6,912,689	11,435
[1]	China Airlines Ltd.	16,266,442	11,146
[1]	XinTec Inc.	2,240,714	10,953
[1]	TXC Corp.	3,911,090	10,937
[1]	Silicon Integrated Systems Corp.	5,907,083	10,842
[1]	VisEra Technologies Co. Ltd.	1,465,000	10,842
	Nan Pao Resins Chemical Co. Ltd.	822,000	10,498
[1]	ITEQ Corp.	3,118,177	10,476
[1]	U-Ming Marine Transport Corp.	5,985,610	10,407
[1]	LuxNet Corp.	1,585,000	10,361
[1]	Test Research Inc.	2,146,878	10,339
[1]	momo.com Inc.	1,094,432	10,308
	AUO Corp. ADR	2,315,860	10,236
[1]	Raydium Semiconductor Corp.	874,000	10,143
[1]	Allis Electric Co. Ltd.	2,973,890	10,107
	Sitronix Technology Corp.	1,514,567	10,055
	Coretronic Corp.	3,669,212	9,934
	Airoha Technology Corp.	535,000	9,867
	Shinkong Insurance Co. Ltd.	3,086,000	9,779
	Kinpo Electronics	16,347,193	9,749
	Charoen Pokphand Enterprise	2,504,374	9,714
	Ennostar Inc.	8,267,740	9,674
[1]	Center Laboratories Inc.	7,763,352	9,660
	Supreme Electronics Co. Ltd.	6,858,396	9,652
	ITE Technology Inc.	2,137,399	9,370
*,1	FLEXium Interconnect Inc.	4,227,334	9,217
[1]	Gudeng Precision Industrial Co. Ltd.	914,969	9,187
*,1	Oneness Biotech Co. Ltd.	4,320,407	9,129
	Taiwan Cogeneration Corp.	6,287,810	9,114
	Hannstar Board Corp.	3,741,604	9,084
[1]	Nan Kang Rubber Tire Co. Ltd.	7,234,745	9,031

		Shares	Market Value ($000)
[1]	Dynamic Holding Co. Ltd.	3,444,365	9,010
[1]	Yulon Motor Co. Ltd.	8,192,958	8,937
[1]	Transcend Information Inc.	2,771,325	8,726
[1]	Phoenix Silicon International Corp.	2,064,473	8,716
[1]	Cheng Uei Precision Industry Co. Ltd.	4,566,595	8,620
	Sakura Development Co. Ltd.	3,878,360	8,437
[1]	AcBel Polytech Inc.	9,142,328	8,398
	Taiwan Speciality Chemicals Corp.	1,137,000	8,398
	Greatek Electronics Inc.	4,086,961	8,395
	Systex Corp.	2,302,140	8,391
[1]	Fitipower Integrated Technology Inc.	1,397,121	8,384
*	CTCI Corp.	8,569,642	8,355
*	Unitech Printed Circuit Board Corp.	8,981,693	8,333
	President Securities Corp.	13,204,059	8,322
[1]	Tong Hsing Electronic Industries Ltd.	2,455,494	8,300
	Depo Auto Parts Ind Co. Ltd.	1,446,025	8,273
	Machvision Inc.	510,775	8,192
*	Innodisk Corp.	1,083,776	8,184
[1]	Gloria Material Technology Corp.	6,573,126	8,137
	Marketech International Corp.	1,191,000	8,109
[1]	Universal Microwave Technology Inc.	763,000	8,107
	HD Renewable Energy Co. Ltd.	1,279,135	8,004
	Evergreen International Storage & Transport Corp.	6,943,793	7,949
	Wowprime Corp.	1,037,593	7,940
	Chunghwa Precision Test Tech Co. Ltd.	278,368	7,865
[1]	Farglory Land Development Co. Ltd.	3,804,158	7,860
	Wah Lee Industrial Corp.	2,504,768	7,840
[1]	Orient Semiconductor Electronics Ltd.	5,999,208	7,733
	TTY Biopharm Co. Ltd.	2,973,457	7,665
*	Mercuries Life Insurance Co. Ltd.	43,799,083	7,661
*	Kindom Development Co. Ltd.	4,581,850	7,638
[1]	Pan-International Industrial Corp.	5,297,613	7,590
[1]	Chicony Power Technology Co. Ltd.	2,011,000	7,556
	Far Eastern Department Stores Ltd.	10,591,887	7,499
	Quanta Storage Inc.	2,558,136	7,486
[1]	Zero One Technology Co. Ltd.	1,934,000	7,404
[1]	Scientech Corp.	661,000	7,391
*	TaiMed Biologics Inc.	2,712,263	7,375
[1]	Via Technologies Inc.	3,703,909	7,321
	Shinkong Synthetic Fibers Corp.	16,952,312	7,279
	Synmosa Biopharma Corp.	5,900,160	7,278
	Channel Well Technology Co. Ltd.	2,440,000	7,241
	Cleanaway Co. Ltd.	1,119,359	7,227
[1]	ChipMOS Technologies Inc.	8,240,348	7,130
*,1	EirGenix Inc.	3,335,277	7,100
[1]	Solomon Technology Corp.	1,559,000	7,082
[1]	Chenming Electronic Technology Corp.	1,797,325	7,040
	Shiny Chemical Industrial Co. Ltd.	1,663,500	7,029
[1]	Pan Jit International Inc.	4,454,398	7,020
[1]	Advancetek Enterprise Co. Ltd.	3,003,000	7,007
[1]	Lai Yih Footwear Co. Ltd.	779,000	7,006
	Grape King Bio Ltd.	1,618,683	6,996
	Clevo Co.	4,695,546	6,945
	Cheng Loong Corp.	11,311,761	6,896
[1]	Lian HWA Food Corp.	1,498,000	6,886
	BES Engineering Corp.	18,423,754	6,821
	Chong Hong Construction Co. Ltd.	2,485,790	6,792
[1]	Tainan Spinning Co. Ltd.	15,737,940	6,759
	Fulgent Sun International Holding Co. Ltd.	1,978,102	6,755
	EVERGREEN Steel Corp.	2,509,000	6,754
*	HannStar Display Corp.	28,315,793	6,752
	Kenda Rubber Industrial Co. Ltd.	8,912,097	6,734
[1]	United Microelectronics Corp. ADR	980,522	6,707
	Sinon Corp.	4,851,000	6,681
	China Motor Corp.	3,602,222	6,644
*,1	Weikeng Industrial Co. Ltd.	5,842,000	6,606
	Global Mixed Mode Technology Inc.	904,342	6,529
[1]	Run Long Construction Co. Ltd.	6,273,729	6,477
*,1	Chung Hung Steel Corp.	12,519,000	6,433
[1]	Kenmec Mechanical Engineering Co. Ltd.	2,638,363	6,421

		Shares	Market Value ($000)
	Evergreen Aviation Technologies Corp.	1,644,000	6,420
[1]	Advanced Wireless Semiconductor Co.	1,996,030	6,326
	Promate Electronic Co. Ltd.	3,165,564	6,303
[1]	I-Chiun Precision Industry Co. Ltd.	2,709,016	6,297
[1]	Chang Wah Electromaterials Inc.	4,857,000	6,292
[1]	C Sun Manufacturing Ltd.	1,306,090	6,270
[1]	Nuvoton Technology Corp.	2,725,000	6,223
*	Yieh Phui Enterprise Co. Ltd.	12,388,813	6,208
	China Steel Chemical Corp.	2,132,245	6,194
[1]	Formosa Taffeta Co. Ltd.	11,254,498	6,157
*,1	Ability Enterprise Co. Ltd.	3,076,904	6,114
	Standard Foods Corp.	5,722,849	6,109
[1]	Hotai Finance Co. Ltd.	2,820,120	6,052
	Ton Yi Industrial Corp.	9,975,324	6,048
[1]	Pegavision Corp.	587,542	6,010
	O-Bank Co. Ltd.	19,747,547	5,981
[1]	Hota Industrial Manufacturing Co. Ltd.	3,267,801	5,943
[1]	M31 Technology Corp.	360,276	5,931
	Taiwan Paiho Ltd.	3,433,592	5,916
	Posiflex Technology Inc.	712,612	5,910
[1]	Nichidenbo Corp.	2,331,000	5,889
	Taiwan Sakura Corp.	2,041,006	5,874
*	Wafer Works Corp.	7,569,898	5,817
	ASROCK Inc.	659,000	5,802
*	FocalTech Systems Co. Ltd.	2,745,403	5,772
[1]	Johnson Health Tech Co. Ltd.	1,139,092	5,763
[1]	G Shank Enterprise Co. Ltd.	2,155,335	5,745
[1]	Formosa International Hotels Corp.	894,756	5,698
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,426,717	5,696
*	CSBC Corp. Taiwan	10,439,257	5,629
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	5,579
[1]	Chin-Poon Industrial Co. Ltd.	4,752,799	5,569
[1]	Chief Telecom Inc.	381,800	5,567
	Topkey Corp.	919,000	5,560
[1]	CyberPower Systems Inc.	715,000	5,532
[1]	JSL Construction & Development Co. Ltd.	2,112,549	5,531
	Brighton-Best International Taiwan Inc.	4,732,367	5,520
	YungShin Global Holding Corp.	2,627,898	5,501
	Altek Corp.	4,066,710	5,450
[1]	Allied Supreme Corp.	630,000	5,443
*	Lumosa Therapeutics Co. Ltd.	1,305,354	5,431
	Anpec Electronics Corp.	956,000	5,384
[1]	Shinfox Energy Co. Ltd.	1,966,724	5,362
	Sporton International Inc.	996,138	5,324
*,1	Andes Technology Corp.	568,000	5,319
	UPI Semiconductor Corp.	817,000	5,300
	Universal Cement Corp.	5,922,240	5,289
[1]	Flytech Technology Co. Ltd.	1,406,785	5,276
	Genesys Logic Inc.	1,179,000	5,177
	Holy Stone Enterprise Co. Ltd.	1,936,982	5,174
	Kuo Toong International Co. Ltd.	3,059,809	5,165
[1]	JPC connectivity Inc.	1,125,887	5,128
*	TCI Co. Ltd.	1,163,788	5,057
	TPK Holding Co. Ltd.	4,615,313	5,032
[1]	SDI Corp.	2,042,876	5,014
	Hu Lane Associate Inc.	1,120,944	4,988
*,1	Medigen Vaccine Biologics Corp.	3,477,336	4,973
	Cathay Real Estate Development Co. Ltd.	7,962,505	4,952
	TSRC Corp.	8,126,009	4,934
[1]	Great Tree Pharmacy Co. Ltd.	959,096	4,890
[1]	Chang Wah Technology Co. Ltd.	4,694,000	4,788
*	Microbio Co. Ltd.	5,920,733	4,737
*,1	Grand Pacific Petrochemical	13,573,951	4,719
[1]	Delpha Construction Co. Ltd.	4,928,000	4,688
*	International CSRC Investment Holdings Co.	11,477,159	4,668
	Thinking Electronic Industrial Co. Ltd.	1,018,000	4,588
*,1	Egis Technology Inc.	1,025,582	4,561
*,1	RichWave Technology Corp.	1,183,337	4,557
*	United Renewable Energy Co. Ltd.	19,119,408	4,525
[1]	Materials Analysis Technology Inc.	709,000	4,515

		Shares	Market Value ($000)
*,1	Episil Technologies Inc.	3,658,233	4,493
	Gemtek Technology Corp.	5,598,668	4,472
*	General Interface Solution GIS Holding Ltd.	2,922,276	4,466
*	Ichia Technologies Inc.	3,262,439	4,446
[1]	Universal Vision Biotechnology Co. Ltd.	655,580	4,383
	Taiwan Semiconductor Co. Ltd.	2,896,342	4,380
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,119,703	4,336
	Ambassador Hotel	3,102,000	4,328
	China Bills Finance Corp.	8,433,028	4,275
[1]	Hsin Kuang Steel Co. Ltd.	3,142,403	4,256
*,1	RDC Semiconductor Co. Ltd.	803,120	4,142
	Kung Long Batteries Industrial Co. Ltd.	866,599	4,063
[1]	Forcecon Tech Co. Ltd.	1,073,000	4,055
[1]	Taiflex Scientific Co. Ltd.	2,663,592	4,018
	Continental Holdings Corp.	5,442,000	4,008
	Swancor Holding Co. Ltd.	981,426	3,956
[1]	IEI Integration Corp.	1,549,669	3,951
	Bank of Kaohsiung Co. Ltd.	10,022,201	3,919
*	Foresee Pharmaceuticals Co. Ltd.	1,592,310	3,899
	Syncmold Enterprise Corp.	1,701,099	3,892
*	Sunplus Technology Co. Ltd.	6,131,752	3,876
	Dimerco Express Corp.	1,491,843	3,780
[1]	D-Link Corp.	6,872,584	3,770
	AmTRAN Technology Co. Ltd.	8,525,211	3,759
	UPC Technology Corp.	10,826,277	3,754
[1]	TSEC Corp.	6,996,803	3,728
*	Lung Yen Life Service Corp.	1,898,221	3,721
*	Longchen Paper & Packaging Co. Ltd.	10,827,091	3,714
	CMC Magnetics Corp.	14,021,253	3,695
*,1	YC INOX Co. Ltd.	5,139,049	3,675
[1]	Actron Technology Corp.	843,577	3,672
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,669
*,1	CyberTAN Technology Inc.	4,173,006	3,647
[1]	USI Corp.	10,061,641	3,639
	Hung Sheng Construction Ltd.	4,719,107	3,628
*,1	Etron Technology Inc.	4,091,767	3,615
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,554
[1]	Gamania Digital Entertainment Co. Ltd.	1,656,424	3,541
*	Taiwan TEA Corp.	7,217,399	3,527
	Xxentria Technology Materials Corp.	2,344,343	3,503
	St. Shine Optical Co. Ltd.	653,727	3,482
*	Phihong Technology Co. Ltd.	4,755,768	3,473
	TaiDoc Technology Corp.	817,645	3,392
	Zyxel Group Corp.	3,720,952	3,386
	Advanced International Multitech Co. Ltd.	1,572,115	3,376
[1]	Weltrend Semiconductor	2,138,182	3,363
	Darfon Electronics Corp.	2,870,164	3,354
*	Taiwan-Asia Semiconductor Corp.	5,068,266	3,343
	Sampo Corp.	3,939,497	3,279
[1]	T3EX Global Holdings Corp.	1,389,000	3,259
	Nantex Industry Co. Ltd.	4,010,409	3,256
	ZillTek Technology Corp.	478,000	3,256
	PharmaEngine Inc.	1,321,477	3,255
*,1	Oriental Union Chemical Corp.	7,666,474	3,200
	Rechi Precision Co. Ltd.	4,010,896	3,197
	TYC Brother Industrial Co. Ltd.	2,343,099	3,177
	Ho Tung Chemical Corp.	12,091,141	3,149
*	Ritek Corp.	9,200,658	3,126
	Gourmet Master Co. Ltd.	1,151,237	3,086
	Everlight Chemical Industrial Corp.	5,648,329	3,067
	Holtek Semiconductor Inc.	2,328,952	3,058
[1]	Waffer Technology Corp.	1,789,294	3,058
	Radium Life Tech Co. Ltd.	8,116,058	3,055
	China Metal Products	3,659,113	3,042
[1]	FSP Technology Inc.	1,631,071	3,008
	Firich Enterprises Co. Ltd.	3,544,652	2,986
	Namchow Holdings Co. Ltd.	2,197,971	2,969
	Adlink Technology Inc.	1,325,484	2,964
	Sincere Navigation Corp.	4,024,309	2,955
[1]	Motech Industries Inc.	4,846,988	2,909

		Shares	Market Value ($000)
*	Career Technology MFG. Co. Ltd.	6,055,366	2,877
*,1	Tong-Tai Machine & Tool Co. Ltd.	2,608,126	2,843
[1]	Alpha Networks Inc.	3,181,750	2,808
[1]	Kaimei Electronic Corp.	1,416,200	2,712
*,1	OBI Pharma Inc.	2,544,353	2,710
*	China Man-Made Fiber Corp.	12,691,236	2,694
[1]	91APP Inc.	976,931	2,674
*,1	Adimmune Corp.	4,670,575	2,673
	Advanced Ceramic X Corp.	648,971	2,576
	Formosan Rubber Group Inc.	3,072,375	2,554
[1]	Sunny Friend Environmental Technology Co. Ltd.	1,014,675	2,548
	Bioteque Corp.	691,525	2,537
	Zeng Hsing Industrial Co. Ltd.	767,774	2,509
[1]	Formosa Sumco Technology Corp.	849,000	2,506
[1]	Sinyi Realty Inc.	2,944,300	2,497
[1]	Yungshin Construction & Development Co. Ltd.	906,142	2,430
[1]	Huang Hsiang Construction Corp.	1,846,932	2,409
	Wei Chuan Foods Corp.	4,560,709	2,395
	Savior Lifetec Corp.	3,838,851	2,392
	Mercuries & Associates Holding Ltd.	5,839,111	2,359
	Chlitina Holding Ltd.	692,231	2,358
[1]	Taiwan Mask Corp.	2,284,000	2,351
[1]	CHC Healthcare Group	1,529,222	2,346
	Soft-World International Corp.	727,372	2,345
*,1	Lingsen Precision Industries Ltd.	4,740,421	2,322
	Rich Development Co. Ltd.	7,889,885	2,320
[1]	Cub Elecparts Inc.	991,100	2,314
[1]	China General Plastics Corp.	5,741,597	2,285
	Hong Pu Real Estate Development Co. Ltd.	2,502,931	2,281
	KMC Kuei Meng International Inc.	719,000	2,256
*	Federal Corp.	3,226,195	2,252
*	Chung Hwa Pulp Corp.	5,493,818	2,242
	Panion & BF Biotech Inc.	957,163	2,241
[1]	Chia Hsin Cement Corp.	4,768,720	2,237
*	Lealea Enterprise Co. Ltd.	10,022,721	2,205
	Kuo Yang Construction Co. Ltd.	3,663,000	2,151
[1]	Asia Polymer Corp.	5,172,624	2,145
*	Taiwan Styrene Monomer	6,733,977	2,135
	Amazing Microelectronic Corp.	1,002,526	2,134
	Darwin Precisions Corp.	5,862,570	2,106
	KEE TAI Properties Co. Ltd.	5,005,988	2,105
	Sonix Technology Co. Ltd.	1,963,316	2,098
*	Polaris Group	1,756,919	2,098
	TA-I Technology Co. Ltd.	1,490,535	2,095
	Speed Tech Corp.	1,513,000	2,095
	Cyberlink Corp.	663,066	2,070
	ScinoPharm Taiwan Ltd.	3,679,946	2,062
*,1	Elitegroup Computer Systems Co. Ltd.	3,488,479	2,022
[1]	Sensortek Technology Corp.	348,000	2,016
[1]	Brogent Technologies Inc.	668,643	2,007
	AGV Products Corp.	5,439,983	1,918
*	First Steamship Co. Ltd.	9,797,441	1,904
*	Apex International Co. Ltd.	2,280,167	1,829
	Infortrend Technology Inc.	2,595,873	1,820
*	Gigastorage Corp.	4,381,817	1,790
	Tyntek Corp.	3,566,095	1,789
*	Ultra Chip Inc.	1,008,000	1,788
	Tung Thih Electronic Co. Ltd.	939,929	1,786
[1]	Rexon Industrial Corp. Ltd.	1,772,000	1,776
*	Shining Building Business Co. Ltd.	5,641,769	1,758
*	Li Peng Enterprise Co. Ltd.	8,547,714	1,704
*	Fittech Co. Ltd.	843,810	1,682
	Taiyen Biotech Co. Ltd.	1,518,580	1,674
	Cenra Inc.	1,477,883	1,663
	China Electric Manufacturing Corp.	3,859,227	1,628
*	PChome Online Inc.	1,485,259	1,617
	Iron Force Industrial Co. Ltd.	576,907	1,614
*	HannsTouch Holdings Co.	7,680,304	1,533
*	Medigen Biotechnology Corp.	1,500,797	1,530
*	Basso Industry Corp.	1,121,339	1,439

		Shares	Market Value ($000)
*,1	ALI Corp.	1,472,017	1,279
	Globe Union Industrial Corp.	3,326,405	1,102
	Senao International Co. Ltd.	1,088,253	1,095
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,068
[1]	Nan Liu Enterprise Co. Ltd.	529,000	1,036
	VIA Labs Inc.	318,000	923
*	Yeong Guan Energy Technology Group Co. Ltd.	1,131,515	864
*	Starlux Airlines Co. Ltd.	968,000	832
	Nidec Chaun-Choung Technology Corp.	201,645	829
*	Shin Foong Specialty & Applied Materials Co. Ltd.	535,361	592
	Union Bank of Taiwan	686,580	382
	Stark Technology Inc.	70,000	381
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			28,607,775
Thailand (0.5%)
	Delta Electronics Thailand PCL (Foreign)	41,571,710	184,016
	PTT PCL (Foreign)	178,132,565	181,121
	Advanced Info Service PCL (Foreign)	15,484,325	137,574
	Kasikornbank PCL (Foreign)	25,324,829	125,227
	CP ALL PCL (Foreign)	78,116,100	112,865
	Bangkok Dusit Medical Services PCL (Foreign)	157,285,667	103,491
*	Gulf Development PCL (Foreign)	65,334,019	93,927
	SCB X PCL (Foreign)	24,298,253	93,868
	PTT Exploration & Production PCL (Foreign)	19,125,917	73,630
	Airports of Thailand PCL (Foreign)	55,023,664	68,761
	Siam Cement PCL (Foreign)	9,939,047	61,038
	Krung Thai Bank PCL (Foreign)	86,350,591	58,057
	Central Pattana PCL (Foreign)	35,888,311	57,200
*	True Corp. PCL (Foreign)	139,640,336	44,303
	Bumrungrad Hospital PCL (Foreign)	8,220,743	42,755
	Minor International PCL (Foreign)	53,402,501	40,613
	Charoen Pokphand Foods PCL (Foreign)	53,302,112	37,174
	Bangkok Bank PCL (Foreign)	8,206,264	37,093
	TMBThanachart Bank PCL (Foreign)	551,990,774	32,561
[1]	Tisco Financial Group PCL (Foreign)	8,478,909	25,734
	Central Retail Corp. PCL (Foreign)	38,706,422	25,430
	PTT Global Chemical PCL (Foreign)	30,269,581	21,828
	Indorama Ventures PCL (Foreign)	26,310,083	18,487
	Digital Telecommunications Infrastructure Fund	73,351,089	18,274
	Banpu PCL (Foreign)	111,524,312	17,181
	Thai Oil PCL (Foreign)	15,774,849	16,593
[1]	PTT Oil & Retail Business PCL (Foreign)	36,729,183	15,550
[1]	Home Product Center PCL (Foreign)	68,633,661	14,964
	Bangkok Expressway & Metro PCL (Foreign)	84,786,386	14,403
[1]	CP Axtra PCL (Foreign)	22,386,488	14,080
*	BTS Group Holdings PCL (Foreign)	130,274,934	13,990
	Kiatnakin Phatra Bank PCL (Foreign)	8,139,920	13,722
	Thanachart Capital PCL (Foreign)	8,850,202	13,329
	Thai Union Group PCL (Foreign)	37,263,460	12,621
	Land & Houses PCL (Foreign)	106,558,488	12,420
	WHA Corp. PCL (Foreign)	108,861,815	11,811
	Muangthai Capital PCL (Foreign)	9,854,631	11,310
	Osotspa PCL (Foreign)	19,458,183	10,625
	CPN Retail Growth Leasehold REIT	30,615,288	10,572
	3BB Internet Infrastructure Fund	57,080,554	10,563
	Ratch Group PCL (Foreign)	12,855,354	10,396
	Bangchak Corp. PCL (Foreign)	9,902,050	10,282
	TIDLOR Holdings PCL (Foreign)	18,651,719	9,988
	Com7 PCL (Foreign)	15,006,214	9,964
	Electricity Generating PCL (Foreign)	2,847,938	9,618
	Krungthai Card PCL (Foreign)	10,948,539	9,528
	Global Power Synergy PCL (Foreign)	9,227,276	9,395
	KCE Electronics PCL (Foreign)	12,202,775	9,195
[1]	Sansiri PCL (Foreign)	198,099,221	8,954
	Thai Life Insurance PCL (Foreign)	28,704,500	8,850
	Srisawad Corp. PCL (Foreign)	14,161,238	8,768
	Cal-Comp Electronics Thailand PCL (Foreign)	42,801,700	8,630
	Carabao Group PCL (Foreign)	5,069,106	8,550

		Shares	Market Value ($000)
	SCG Packaging PCL (Foreign)	14,821,709	8,445
	Supalai PCL (Foreign)	15,359,263	7,328
[1]	VGI PCL (Foreign)	111,522,214	7,131
[1]	AP Thailand PCL (Foreign)	32,107,170	7,107
	Central Plaza Hotel PCL (Foreign)	8,136,352	7,070
	Berli Jucker PCL (Foreign)	11,407,928	6,685
[1]	Asset World Corp. PCL (Foreign)	104,369,698	6,685
*,1	Energy Absolute PCL (Foreign)	72,424,588	6,376
[1]	Bangkok Chain Hospital PCL (Foreign)	14,811,030	6,353
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	6,233
	Hana Microelectronics PCL (Foreign)	8,690,153	6,093
	CH Karnchang PCL (Foreign)	14,610,448	6,007
[1]	Thaifoods Group PCL (Foreign)	38,473,105	5,796
	Thailand Future Fund	31,039,989	5,647
	TTW PCL (Foreign)	19,415,031	5,310
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,782,971	5,059
	Betagro PCL (Foreign)	9,263,400	5,004
	Amata Corp. PCL (Foreign)	10,230,975	4,971
	MBK PCL (Foreign)	9,456,238	4,879
[1]	Siam Global House PCL (Foreign)	23,335,228	4,807
	Bangkok Airways PCL (Foreign)	10,359,993	4,736
	Mega Lifesciences PCL (Foreign)	4,817,756	4,521
[1]	IRPC PCL (Foreign)	139,524,624	4,374
	Tipco Asphalt PCL (Foreign)	9,400,267	4,284
	Thai Vegetable Oil PCL (Foreign)	5,989,002	4,159
	B Grimm Power PCL (Foreign)	11,214,152	3,988
[1]	I-TAIL Corp. PCL (Foreign)	8,668,900	3,884
[1]	Quality Houses PCL (Foreign)	86,171,943	3,762
	Star Petroleum Refining PCL (Foreign)	21,458,232	3,731
	WHA Premium Growth Freehold & Leasehold REIT	13,372,175	3,719
	Plan B Media PCL (Foreign)	22,401,055	3,619
[1]	Chularat Hospital PCL (Foreign)	65,481,152	3,501
	Bangkok Life Assurance PCL NVDR	6,417,131	3,471
	AEON Thana Sinsap Thailand PCL (Foreign)	1,102,468	3,329
	BCPG PCL (Foreign)	16,090,274	3,285
[1]	Dhipaya Group Holdings PCL (Foreign)	5,239,672	3,044
*,1	Jasmine Technology Solution PCL (Foreign)	2,995,301	2,981
	TOA Paint Thailand PCL (Foreign)	6,948,460	2,973
[1]	Sri Trang Gloves Thailand PCL (Foreign)	13,278,196	2,859
[1]	JMT Network Services PCL (Foreign)	8,113,317	2,738
*	Stecon Group PCL (Foreign)	13,849,201	2,728
	Thoresen Thai Agencies PCL (Foreign)	20,251,791	2,692
	Gunkul Engineering PCL (Foreign)	50,569,895	2,668
	MK Restaurants Group PCL (Foreign)	3,633,640	2,574
	TQM Alpha PCL (Foreign)	5,477,453	2,546
*	Thonburi Healthcare Group PCL (Foreign)	9,242,027	2,529
	Bangkok Life Assurance PCL (Foreign)	4,576,915	2,476
	PTG Energy PCL (Foreign)	11,321,077	2,333
	Bangkok Land PCL (Foreign)	150,899,441	2,307
	Precious Shipping PCL (Foreign)	11,229,497	2,260
	Siam City Cement PCL (Foreign)	491,443	2,260
*,1	Jasmine International PCL (Foreign)	48,238,818	2,251
	CK Power PCL (Foreign)	27,281,119	2,178
	TPI Polene Power PCL (Foreign)	31,531,012	2,139
[1]	Banpu Power PCL (Foreign)	8,235,537	2,000
*	Thaicom PCL (Foreign)	7,422,078	1,956
*	SKY ICT PCL (Foreign)	4,776,897	1,865
[1]	Dohome PCL (Foreign)	15,175,312	1,859
	GFPT PCL (Foreign)	6,273,595	1,857
[1]	Jaymart Group Holdings PCL (Foreign)	7,730,087	1,806
	Major Cineplex Group PCL (Foreign)	5,797,779	1,496
	SPCG PCL (Foreign)	5,675,234	1,424
[1]	Bangchak Sriracha PCL (Foreign)	9,261,053	1,415
[1]	Forth Corp. PCL (Foreign)	5,428,006	1,168
	Ratchthani Leasing PCL (Foreign)	22,383,093	1,141
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,055
[1]	Taokaenoi Food & Marketing PCL (Foreign)	5,723,193	1,048
	Pruksa Holding PCL (Foreign)	7,155,684	977
*	Super Energy Corp. PCL (Foreign)	175,213,966	752
[1]	BEC World PCL (Foreign)	8,692,704	690

		Shares	Market Value ($000)
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	3,583,098	658
*,1	Singer Thailand PCL (Foreign)	3,977,340	635
	Pruksa Real Estate PCL (Foreign)	7,721,100	527
	LPN Development PCL (Foreign)	5,482,676	291
	AEON Thana Sinsap Thailand PCL NVDR	95,500	288
	Ramkhamhaeng Hospital PCL (Foreign)	250,657	137
	Vibhavadi Medical Center PCL (Foreign)	2,179,175	100
	TPI Polene PCL (Foreign)	400,605	11
			2,285,920
Turkiye (0.3%)
[1]	BIM Birlesik Magazalar A/S	6,302,400	82,315
	Aselsan Elektronik Sanayi ve Ticaret A/S	17,096,082	78,630
	Akbank TAS	44,381,153	73,582
[1]	KOC Holding A/S	15,784,776	69,538
[1]	Turk Hava Yollari AO	7,947,262	56,264
	Haci Omer Sabanci Holding A/S	19,625,770	45,981
[1]	Turkiye Is Bankasi A/S Class C	120,201,843	43,758
	Turkcell Iletisim Hizmetleri A/S	17,103,799	39,212
*,1	Yapi ve Kredi Bankasi A/S	47,273,753	39,096
[1]	Eregli Demir ve Celik Fabrikalari TAS	50,563,900	33,159
[1]	Turkiye Garanti Bankasi A/S	8,449,690	29,624
[1]	Turkiye Petrol Rafinerileri A/S	7,073,337	29,387
[1]	Ford Otomotiv Sanayi A/S	10,202,146	23,880
[1]	Enka Insaat ve Sanayi A/S	12,967,762	22,144
*,1	Pegasus Hava Tasimaciligi A/S	3,383,988	20,960
[1]	Migros Ticaret A/S	1,291,262	16,652
[1]	Turkiye Sise ve Cam Fabrikalari A/S	18,149,638	16,393
*,1	TAV Havalimanlari Holding A/S	2,523,786	15,250
[1]	Coca-Cola Icecek A/S	11,676,011	14,572
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,809,325	13,559
	AG Anadolu Grubu Holding A/S	1,614,546	11,117
*,1	Sasa Polyester Sanayi A/S	144,056,895	11,054
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	28,060,750	10,460
*,1	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	3,972,335	10,217
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,736,124	9,842
*,1	Arcelik A/S	3,117,501	9,592
*,1	Turk Telekomunikasyon A/S	6,887,743	9,233
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,061,401	8,877
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,204,184	8,529
*	Oyak Cimento Fabrikalari A/S	13,509,314	7,940
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,742,886	7,581
	Is Yatirim Menkul Degerler A/S	7,255,784	7,471
*	Enerya Enerji A/S	35,182,977	7,418
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	267,357	7,321
*,1	Petkim Petrokimya Holding A/S	16,971,000	7,138
*,2	MLP Saglik Hizmetleri A/S	758,574	7,129
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	16,936,218	7,095
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	3,079,967	7,011
*	Otokar Otomotiv ve Savunma Sanayi A/S	505,117	6,863
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,192,796	6,676
	Turkiye Sigorta A/S	27,042,258	6,585
[1]	Ulker Biskuvi Sanayi A/S	2,434,003	6,561
*,1	Gubre Fabrikalari TAS	1,051,812	6,431
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,526,715	6,347
*,1	Turkiye Vakiflar Bankasi TAO	8,936,377	6,326
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,906,283	6,228
*	Peker Gayrimenkul Yatirim Ortakligi A/S	45,205,052	5,994
*	Turkiye Sinai Kalkinma Bankasi A/S	17,561,766	5,944
*,1	Tekfen Holding A/S	2,219,934	5,895
*,1	Turkiye Halk Bankasi A/S	8,444,884	5,827
*	Ral Yatirim Holding A/S	1,861,218	5,725
	Anadolu Anonim Turk Sigorta Sirketi	2,310,198	5,654
[1]	Alarko Holding A/S	2,397,772	5,535
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,214,807	5,498
*,1	Turk Altin Isletmeleri A/S	9,636,396	5,414
[2]	Enerjisa Enerji A/S	3,337,155	5,316
	Turk Traktor ve Ziraat Makineleri A/S	359,864	5,230
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,412,644	5,198
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,135,619	5,195

		Shares	Market Value ($000)
*,1	Hektas Ticaret TAS	52,553,706	5,118
*	Kiler Holding A/S	3,327,416	5,094
	Borusan Yatirim ve Pazarlama A/S	98,018	5,036
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,654,034	4,863
	Nuh Cimento Sanayi A/S	836,963	4,808
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	536,095	4,753
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,380,084	4,727
	Aksa Akrilik Kimya Sanayii A/S	19,636,228	4,596
*	Dogan Sirketler Grubu Holding A/S	11,206,223	4,383
*	Baticim Bati Anadolu Cimento Sanayii A/S	38,795,164	4,336
	Albaraka Turk Katilim Bankasi A/S	18,295,621	4,090
	LDR Turizm A/S	705,284	3,970
	Sok Marketler Ticaret A/S	4,306,709	3,953
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	3,837
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,076,582	3,729
*	Bera Holding A/S	8,820,343	3,629
*	Aksa Enerji Uretim A/S Class B	3,665,540	3,587
*,1	MIA Teknoloji A/S	4,043,615	3,577
	TAB Gida Sanayi ve Ticaret A/S	725,208	3,567
	Global Yatirim Holding A/S	16,065,456	3,528
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	3,506
	Katilimevim Tasarruf Finansman A/S	14,498,161	3,443
*	Lydia Holding A/S	1,075,246	3,425
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	31,317,372	3,420
	Aygaz A/S	837,316	3,367
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	6,707,625	3,282
	AKIS Gayrimenkul Yatirimi A/S	18,160,869	3,137
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	2,885,348	3,111
	EGE Endustri ve Ticaret A/S	15,763	3,054
*	NET Holding A/S	2,393,592	3,029
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,701	3,011
[1]	Kontrolmatik Enerji ve Muhendislik A/S	4,586,667	2,866
*	Can2 Termik A/S	63,393,791	2,808
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,242,758	2,807
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,586,921	2,746
*	Investco Holding A/S	311,962	2,732
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,207,202	2,712
	Sekerbank Turk A/S	18,053,886	2,597
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,108,721	2,577
*	Izdemir Enerji Elektrik Uretim A/S	13,372,132	2,569
*	Pasifik Donanim ve Yazilim Bilgi Teknolojileri A/S	3,965,099	2,557
	Kocaer Celik Sanayi ve Ticaret A/S	6,876,886	2,494
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,535,886	2,468
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	18,094,999	2,429
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	42,483,970	2,207
*	Tukas Gida Sanayi ve Ticaret A/S	33,249,992	2,207
*	Karel Elektronik Sanayi ve Ticaret A/S	9,913,707	2,199
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	13,136,609	2,145
*	Isiklar Enerji ve Yapi Holding A/S	6,751,019	2,134
	Anadolu Hayat Emeklilik A/S	975,473	2,129
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	538,284	2,123
*	Fenerbahce Futbol A/S	6,387,650	2,122
*	Akfen Yenilenebilir Enerji A/S	4,764,579	2,117
	Agesa Hayat ve Emeklilik A/S	485,611	2,079
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,937,252	2,057
	Akcansa Cimento A/S	582,443	2,041
*	Qua Granite Hayal	12,059,832	2,040
*	BatiSoke Soke Cimento Sanayii TAS	5,963,452	2,036
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	2,163,121	2,026
*	YEO Teknoloji Enerji ve Endustri A/S	1,986,116	2,012
	Bursa Cimento Fabrikasi A/S	10,863,079	2,009
*	Kayseri Seker Fabrikasi A/S	3,844,799	2,005
*	Destek Finans Faktoring A/S	148,556	1,963
	Escar Turizm Tasimacilik Ticaret A/S	1,705,313	1,954
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,414,141	1,913
*,1	Zorlu Enerji Elektrik Uretim A/S	23,142,818	1,912
*	Polisan Holding A/S	18,958,178	1,893
	Iskenderun Demir ve Celik A/S	1,996,079	1,885
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,466,206	1,812
*	Is Finansal Kiralama A/S	3,871,593	1,693

		Shares	Market Value ($000)
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	4,347,545	1,676
*	Politeknik Metal Sanayi ve Ticaret A/S	9,917	1,662
*	Konya Cimento Sanayii A/S	11,528	1,657
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,992,124	1,641
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,633
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,202,372	1,612
*	Altinay Savunma Teknolojileri A/S	826,638	1,584
	Galata Wind Enerji A/S	2,414,520	1,544
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,531
*	Aksigorta A/S	8,479,628	1,515
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,702,283	1,501
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,607,923	1,487
	Celebi Hava Servisi A/S	34,646	1,434
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	96,090	1,379
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,179,425	1,355
*,1	Reeder Teknoloji Sanayi ve Ticaret A/S	5,305,428	1,337
*	Hitit Bilgisayar Hizmetleri A/S	1,205,016	1,336
	SUN Tekstil Sanayi ve Ticaret A/S	1,313,109	1,334
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	1,320
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,315
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,308
	Suwen Tekstil Sanayi Pazarlama A/S	5,007,439	1,306
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,290
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	419,513	1,290
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,257
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	3,132,848	1,216
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	1,175
*	Oyak Yatirim Menkul Degerler A/S	1,279,400	1,174
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	3,121,906	1,172
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,163
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,139
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	5,407,938	1,132
*	Kordsa Teknik Tekstil A/S	731,090	1,106
*	Bagfas Bandirma Gubre Fabrikalari A/S	1,198,558	1,104
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	1,023
	Ebebek Magazacilik A/S Class B	818,649	977
*	Izmir Demir Celik Sanayi A/S	6,600,386	935
*	Imas Makina Sanayi A/S	7,913,804	922
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	576,163	913
*	Aydem Yenilenebilir Enerji A/S	1,902,238	855
*	Kartonsan Karton Sanayi ve Ticaret A/S	396,195	848
	Kervan Gida Sanayi ve Ticaret A/S Class B	15,509,152	821
*	Tat Gida Sanayi A/S	2,289,588	709
	Grainturk Tarim A/S	53,100	603
*	Erciyas Celik Boru Sanayi A/S	231,500	462
*	Esenboga Elektrik Uretim A/S	158,711	372
*	Marti Otel Isletmeleri A/S	2,240,543	207
			1,307,796
United Arab Emirates (0.5%)
	Emaar Properties PJSC	89,964,795	372,572
	First Abu Dhabi Bank PJSC	64,048,487	313,332
[3]	Emirates Telecommunications Group Co. PJSC	50,222,731	258,917
	Emirates NBD Bank PJSC	26,193,109	190,614
	Abu Dhabi Commercial Bank PJSC	42,241,260	186,922
	Aldar Properties PJSC	55,058,321	142,278
	Abu Dhabi Islamic Bank PJSC	21,078,055	138,398
	Dubai Islamic Bank PJSC	41,866,425	113,544
	Dubai Electricity & Water Authority PJSC	129,118,310	97,219
	Alpha Dhabi Holding PJSC	22,927,600	77,607
	ADNOC Drilling Co. PJSC	38,354,381	60,975
	Emaar Development PJSC	12,014,785	49,032
*	Modon Holding PSC	46,702,990	48,185
	Salik Co. PJSC	26,932,015	46,873
	Abu Dhabi National Oil Co. for Distribution PJSC	41,258,115	41,651
*	Multiply Group PJSC	49,087,279	36,673
	Air Arabia PJSC	32,944,586	33,305
	Borouge plc	43,539,129	31,275
	Pure Health Holding PJSC	32,878,819	26,925
	Agility Global plc	80,425,475	25,807

		Shares	Market Value ($000)
	ADNOC Logistics & Services	20,208,942	25,620
	Americana Restaurants International plc - Foreign Co.	40,932,812	23,907
	Dubai Investments PJSC	29,341,896	23,583
	NMDC Group PJSC	3,239,042	21,993
	Parkin Co. PJSC	10,801,791	18,121
	Talabat Holding plc	51,496,448	17,617
	Abu Dhabi National Hotels	124,818,976	16,955
	Dana Gas PJSC	79,435,362	16,561
*	Phoenix Group plc	38,374,513	16,232
	GFH Financial Group BSC	42,675,285	15,075
*	Abu Dhabi Ports Co. PJSC	12,501,298	14,157
	Emirates Central Cooling Systems Corp.	29,076,950	13,693
	Lulu Retail Holdings plc	37,026,604	12,361
	Fertiglobe plc	16,353,891	11,557
*	Apex Investment Co. PSC	10,928,636	11,539
	Dubai Financial Market PJSC	23,637,840	11,245
*,3	Gulf Navigation Holding PJSC	5,564,197	9,084
*	RAK Properties PJSC	20,664,273	8,638
*	Space42 plc	14,384,536	8,516
	Ajman Bank PJSC	15,048,066	6,051
	Amanat Holdings PJSC	17,416,539	5,587
	Agthia Group PJSC	4,697,265	5,451
*	Ghitha Holding PJSC	565,660	3,892
	Burjeel Holdings plc	8,155,924	3,213
*	AL Seer Marine Supplies & Equipment Co. LLC	2,816,963	2,975
*,3	Arabtec Holding PJSC	11,126,461	—
			2,615,727
United Kingdom (9.1%)
	AstraZeneca plc	21,719,089	3,168,634
	HSBC Holdings plc	255,608,686	3,114,074
	Shell plc	86,647,434	3,113,513
	Unilever plc	35,656,119	2,068,785
	Rolls-Royce Holdings plc	122,894,915	1,744,245
	British American Tobacco plc	28,027,476	1,501,638
	RELX plc	26,654,665	1,385,005
	BP plc	230,923,526	1,237,816
	GSK plc	58,602,177	1,077,928
	BAE Systems plc	43,560,377	1,039,379
	Barclays plc	206,737,841	1,010,539
	National Grid plc	70,678,516	993,180
	Lloyds Banking Group plc	871,946,800	894,136
	Rio Tinto plc	14,984,112	892,445
	London Stock Exchange Group plc	7,317,840	892,009
	Compass Group plc	24,585,362	863,917
	NatWest Group plc	113,379,577	787,034
	Diageo plc	32,235,518	781,310
	3i Group plc	13,648,200	745,767
	Reckitt Benckiser Group plc	9,874,899	740,082
	Experian plc	13,306,917	701,151
	Glencore plc	155,382,982	623,602
	Haleon plc	130,587,279	612,542
	Tesco plc	94,947,753	533,456
	Standard Chartered plc	27,486,923	492,757
	Prudential plc	37,744,371	478,832
	Imperial Brands plc	11,212,933	437,073
	Anglo American plc	15,437,522	434,383
	Ashtead Group plc	6,223,701	415,814
	SSE plc	15,990,694	391,968
	Aviva plc	44,062,192	376,468
	Smurfit WestRock plc	7,546,692	338,987
	Vodafone Group plc	281,769,828	305,494
	Coca-Cola Europacific Partners plc	3,097,872	304,012
	Legal & General Group plc	83,769,875	283,399
	Next plc	1,668,998	270,913
	InterContinental Hotels Group plc	2,126,312	244,611
	Halma plc	5,426,175	232,178
	Sage Group plc	14,074,051	225,982
	BT Group plc	81,688,537	223,095
	Informa plc	19,031,519	217,626

		Shares	Market Value ($000)
	Smith & Nephew plc	12,689,973	193,940
	Rentokil Initial plc	36,385,718	181,508
	Segro plc	19,477,342	166,000
	Admiral Group plc	3,638,013	163,989
	International Consolidated Airlines Group SA	32,737,547	163,576
	Centrica plc	72,912,430	158,494
	Coca-Cola HBC AG	2,913,941	151,444
	Smiths Group plc	4,872,538	150,933
	Intertek Group plc	2,311,382	150,286
	United Utilities Group plc	9,829,877	146,739
	Bunzl plc	4,717,325	139,998
[2]	Auto Trader Group plc	12,674,019	139,919
	Diploma plc	1,920,127	135,926
	Marks & Spencer Group plc	29,543,052	135,679
	Pearson plc	9,546,871	135,002
*	Wise plc Class A	10,096,778	134,883
	Severn Trent plc	3,815,963	133,816
	Weir Group plc	3,751,561	131,796
	St. James's Place plc	7,520,011	129,426
	Associated British Foods plc	4,277,854	123,867
	Melrose Industries plc	18,293,667	123,512
	Antofagasta plc	4,947,885	122,023
	Rightmove plc	11,269,886	121,619
	Entain plc	8,665,964	116,373
	M&G plc	33,760,198	116,199
	ICG plc	3,928,213	112,475
	IMI plc	3,643,439	106,443
	Beazley plc	8,961,031	105,585
	Whitbread plc	2,550,909	102,472
	Games Workshop Group plc	478,233	102,467
	J Sainsbury plc	25,312,477	101,214
	Barratt Redrow plc	19,793,723	97,473
	Phoenix Group Holdings plc	10,719,221	93,740
	Kingfisher plc	25,757,094	91,587
	Howden Joinery Group plc	7,865,866	91,060
	DCC plc	1,419,899	88,930
	Spirax Group plc	1,061,747	88,729
*	Burberry Group plc	5,157,265	87,482
	Mondi plc	6,340,364	85,711
	WPP plc	15,604,801	84,490
	Hiscox Ltd.	4,858,689	82,721
	Land Securities Group plc	10,695,280	81,337
	LondonMetric Property plc	32,116,494	80,827
	Endeavour Mining plc	2,535,291	76,908
	Spectris plc	1,416,357	74,372
[2]	ConvaTec Group plc	23,827,747	73,414
	IG Group Holdings plc	4,872,044	72,549
	Croda International plc	2,008,504	69,128
	Taylor Wimpey plc	51,308,124	69,034
	Persimmon plc	4,561,745	68,785
	Aberdeen Group plc	25,854,248	68,223
	Berkeley Group Holdings plc	1,373,482	66,053
	British Land Co. plc	14,256,943	65,524
	Tritax Big Box REIT plc	34,967,546	65,044
	Investec plc	8,495,738	62,842
	UNITE Group plc	5,915,936	58,328
	Hikma Pharmaceuticals plc	2,217,877	57,326
	Johnson Matthey plc	2,437,272	56,790
*	Carnival plc	2,079,743	56,592
	Schroders plc	10,704,447	55,022
	Bellway plc	1,655,611	54,185
	Cranswick plc	755,023	52,877
	ITV plc	48,454,421	52,558
	Balfour Beatty plc	7,315,724	52,282
	Rotork plc	11,982,502	51,395
	Babcock International Group plc	3,624,197	49,689
	RS Group plc	6,745,093	49,637
	TBC Bank Group plc	775,972	49,599
	Fresnillo plc	2,670,475	49,240
	Drax Group plc	5,146,305	48,064

		Shares	Market Value ($000)
	Inchcape plc	5,155,424	47,713
	Lion Finance Group plc	468,347	46,954
	Plus500 Ltd.	1,020,937	45,311
	QinetiQ Group plc	6,906,450	45,279
	Pennon Group plc	6,730,632	44,465
	Shaftesbury Capital plc	20,963,625	43,686
	TP ICAP Group plc	10,745,563	43,378
[2]	Quilter plc	18,916,194	42,268
	Just Group plc	14,693,414	40,864
	B&M European Value Retail SA	13,810,174	40,821
	Serco Group plc	14,626,184	40,302
	JD Sports Fashion plc	35,737,256	40,115
	Softcat plc	1,857,336	39,947
	Derwent London plc	1,557,251	39,579
	OSB Group plc	5,252,978	38,424
	Tate & Lyle plc	5,257,341	37,121
	Morgan Sindall Group plc	608,052	36,890
*,2	Deliveroo plc	15,656,096	36,595
	Man Group plc	16,640,443	36,139
*	Vistry Group plc	4,650,810	35,644
*	Ocado Group plc	8,487,251	35,176
	easyJet plc	5,353,097	34,711
	Paragon Banking Group plc	2,811,224	33,525
	Big Yellow Group plc	2,662,176	32,824
	International Workplace Group plc	10,785,667	31,470
	Canal+ SA	9,809,816	31,032
	Genus plc	938,766	30,745
	Dunelm Group plc	1,907,936	30,606
	AJ Bell plc	4,317,419	30,578
	Hill & Smith plc	1,132,195	30,473
	Mitie Group plc	16,382,902	30,378
	Assura plc	45,480,546	29,949
	Baltic Classifieds Group plc	6,321,471	29,911
	Greggs plc	1,411,218	29,346
	Grafton Group plc	2,471,469	28,974
[1]	Sirius Real Estate Ltd.	21,059,701	28,911
[2]	JTC plc	2,321,103	28,693
	Computacenter plc	945,242	28,568
	Lancashire Holdings Ltd.	3,427,357	28,302
	Chemring Group plc	3,853,131	27,905
	Grainger plc	10,271,298	27,769
	Safestore Holdings plc	3,022,468	26,801
	Hammerson plc	6,845,216	26,749
	Coats Group plc	26,679,226	26,022
	SSP Group plc	11,288,492	25,369
	Telecom Plus plc	1,022,336	24,907
	WH Smith plc	1,839,473	24,830
	Savills plc	1,899,117	24,504
	Great Portland Estates plc	5,458,363	24,420
	Firstgroup plc	8,204,863	24,412
	Volution Group plc	2,753,798	24,411
[2]	Bridgepoint Group plc	5,524,012	23,815
[1]	Energean plc	1,956,516	23,612
[1]	Primary Health Properties plc	18,602,178	23,561
	Premier Foods plc	9,204,655	23,394
*	Currys plc	14,823,060	22,058
*,2	Trainline plc	6,031,928	21,660
	Bodycote plc	2,562,009	21,504
[2]	Airtel Africa plc	7,982,168	21,488
	Greencore Group plc	6,327,768	21,484
	Travis Perkins plc	2,964,473	21,239
	Harbour Energy plc	8,074,970	21,237
	Rathbones Group plc	831,642	20,966
	Spirent Communications plc	8,015,127	20,609
*	Helios Towers plc	12,736,805	19,965
	Pets at Home Group plc	6,557,275	19,752
	Oxford Instruments plc	801,968	19,170
	Renishaw plc	487,268	19,103
	Hays plc	22,488,990	18,904
	Elementis plc	8,199,199	18,762

		Shares	Market Value ($000)
	Breedon Group plc	3,931,041	18,740
	MONY Group plc	7,059,994	18,679
	4imprint Group plc	393,094	18,620
	Clarkson plc	401,806	18,296
	Genuit Group plc	3,524,642	18,104
	Supermarket Income REIT plc	16,923,053	17,813
	Keller Group plc	1,002,076	17,503
	Dowlais Group plc	18,761,321	17,335
	IntegraFin Holdings plc	3,656,932	17,314
	Playtech plc	3,271,108	17,170
*,1	Oxford Nanopore Technologies plc	6,230,868	16,702
	Hochschild Mining plc	4,518,024	16,604
*,2	Trustpilot Group plc	4,978,678	16,419
	Domino's Pizza Group plc	5,185,917	16,416
[1]	Diversified Energy Co. plc	1,084,874	16,272
	Pagegroup plc	4,486,212	15,692
	Senior plc	5,781,799	15,407
	Bytes Technology Group plc	3,178,761	15,338
*,2	Watches of Switzerland Group plc	3,271,442	15,046
	Ashmore Group plc	6,209,738	14,312
	Zigup plc	3,132,984	13,867
	Future plc	1,451,423	13,575
	Vesuvius plc	2,792,889	13,105
*	Mitchells & Butlers plc	3,595,614	13,104
*	Frasers Group plc	1,447,152	13,103
	Hilton Food Group plc	1,149,595	12,889
	Moonpig Group plc	4,521,915	12,782
[1]	C&C Group plc	5,445,907	12,724
	AG Barr plc	1,390,807	12,634
	Morgan Advanced Materials plc	4,011,144	12,272
*	Close Brothers Group plc	2,149,607	11,424
	J D Wetherspoon plc	1,148,361	11,382
	Kainos Group plc	1,165,262	11,370
[2]	Spire Healthcare Group plc	3,876,325	11,099
	Victrex plc	1,224,484	11,085
[2]	Ibstock plc	5,576,760	11,040
*	Molten Ventures plc	2,324,810	10,871
	Workspace Group plc	1,928,819	10,115
[2]	Petershill Partners plc	3,213,963	9,951
	Jupiter Fund Management plc	5,817,760	9,890
*	IP Group plc	13,230,346	9,768
	Wickes Group plc	3,243,340	9,470
	Ninety One plc	3,807,499	9,436
	Marshalls plc	3,284,344	8,962
*,1	Alphawave IP Group plc	3,918,724	8,921
*	Auction Technology Group plc	1,347,145	8,747
[1]	RHI Magnesita NV	268,154	8,606
	Dr. Martens plc	7,799,459	8,320
	NCC Group plc	4,097,888	8,129
	Crest Nicholson Holdings plc	3,273,892	7,880
	Picton Property Income Ltd.	7,601,027	7,876
[2]	Bakkavor Group plc	2,423,344	7,502
	Ithaca Energy plc	2,525,166	5,799
*	PureTech Health plc	2,950,649	5,568
	Rank Group plc	2,635,434	5,447
*	AO World plc	4,252,716	5,217
[2]	CMC Markets plc	1,464,107	4,388
	Essentra plc	3,113,268	4,296
*,1	Raspberry PI Holdings plc	746,414	4,063
	Liontrust Asset Management plc	810,011	3,802
*,1	THG plc	9,479,633	3,779
*,1,2	Aston Martin Lagonda Global Holdings plc	3,864,757	3,555
*,1	ASOS plc	815,988	3,339
*,1	Mobico Group plc	6,603,576	3,160
*,1	Tullow Oil plc	16,724,946	3,155
	PZ Cussons plc	3,390,236	3,140
*,3	John Wood Group plc	9,655,246	2,351
	FDM Group Holdings plc	1,222,367	1,961
	CLS Holdings plc	2,069,239	1,820
*,3	Home REIT plc	4,815,209	763

		Shares	Market Value ($000)
	RHI Magnesita NV (XLON)	6,725	212
*,1,3	NMC Health plc	1,316,787	—
*,3	Intu Properties plc	14,406,415	—
*,3	Evraz plc	7,417,198	—
			45,934,474
Total Common Stocks (Cost $359,137,021)			497,650,997
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	11,760,490	484,232
	Itau Unibanco Holding SA Preference Shares	75,376,607	473,296
	Petroleo Brasileiro SA - Petrobras Preference Shares	66,530,408	387,808
	Volkswagen AG Preference Shares	2,985,996	312,233
	Banco Bradesco SA Preference Shares	74,512,078	206,655
	Henkel AG & Co. KGaA Preference Shares	2,345,865	180,770
	Itausa SA Preference Shares	82,093,143	151,738
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,034,874	74,837
	Bayerische Motoren Werke AG Preference Shares	797,730	69,742
	Hyundai Motor Co. Preference Shares (XKRX)	500,108	59,186
	Gerdau SA Preference Shares	18,265,134	54,930
[1]	FUCHS SE Preference Shares	962,185	44,030
*	Grifols SA Preference Shares Class B	3,722,421	39,871
	Grupo Cibest SA Preference Shares	3,402,150	37,226
	Hyundai Motor Co. Preference Shares	318,854	36,914
	Cia Energetica de Minas Gerais Preference Shares	18,267,971	33,701
	Cia Paranaense de Energia - Copel Preference Shares Class B	15,750,010	33,359
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,202,528	23,392
	Embotelladora Andina SA Preference Shares Class B	5,607,062	21,515
	Metalurgica Gerdau SA Preference Shares	9,131,418	15,280
	Isa Energia Brasil SA Preference Shares	3,909,697	15,130
	Sixt SE Preference Shares	214,357	14,949
	Marcopolo SA Preference Shares	9,633,253	14,210
	Grupo de Inversiones Suramericana SA Preference Shares	1,392,672	12,564
	LG Chem Ltd. Preference Shares	110,263	11,973
	Bradespar SA Preference Shares	3,549,813	9,978
	Draegerwerk AG & Co. KGaA Preference Shares	123,018	9,815
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,067	9,083
	Unipar Carbocloro SA Preference Shares Class B	735,182	7,217
	LG Electronics Inc. Preference Shares	251,139	6,974
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	5,582
	Banco Pan SA Preference Shares	3,989,000	5,549
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,572,595	5,141
	Hanwha Corp. Preference Shares	159,044	4,760
	Banco ABC Brasil SA Preference Shares	1,146,518	4,421
	Raizen SA Preference Shares	17,067,554	4,328
	Daishin Securities Co. Ltd. Preference Shares	298,023	4,170
	Amorepacific Corp. Preference Shares	124,518	3,964
	Corem Property Group AB Preference Shares	156,888	3,923
	Alpargatas SA Preference Shares	2,330,950	3,563
*	Braskem SA Preference Shares Class A	2,277,183	3,546
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	3,133
	LG H&H Co. Ltd. Preference Shares	29,347	2,696
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	2,504
[1]	Samsung SDI Co. Ltd. Preference Shares	20,400	1,887
	CJ CheilJedang Corp. Preference Shares	17,165	1,798
*	Azul SA Preference Shares	12,169,955	1,456
	Taurus Armas SA Preference Shares	964,414	837
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	631
	Mirae Asset Securities Co. Ltd. Preference Shares	36,379	223
*,3	Mechel PJSC Preference Shares	1,017,064	—
Total Preferred Stocks (Cost $2,882,658)			2,916,720
Rights (0.0%)
*	Inox Wind Ltd. Exp. 8/20/25	601,759	211
*	Randon SA Implementos e Participacoes Exp. 8/19/25	197,478	3
*,3	Acer Inc. Exp. 8/15/25	20,149	—
*,3	TA Chen Stainless Pipe Exp. 8/25/25	1,169,800	—
*,3	Global Brands Manufacture Ltd. Exp. 8/29/25	159,285	—
*,3	All Ring Tech Co. Ltd. Exp. 9/4/25	13,822	—
*,3	All Ring Tech Co. Ltd. Exp. 9/9/25	92,152	—

			Shares	Market Value ($000)
*		Kinea High Yield CRI - FII Exp. 8/5/25	81,073	—
Total Rights (Cost $—)				214
Warrants (0.0%)
*		YTL Corp. Bhd. Exp. 6/2/28	13,469,120	3,127
*		YTL Power International Bhd. Exp. 6/2/28	3,647,230	1,411
*		Minerva SA Exp. 4/7/28	1,207,486	388
*,1,3		Webuild SpA Exp. 8/2/30	374,482	368
*		Dagang NeXchange Bhd. Exp. 7/23/30	12,425,866	262
*		VGI PCL Exp. 9/3/25	7,770,071	126
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	28
*		VGI PCL Exp. 5/23/27	16,082,270	15
*,3		Constellation Software Inc. Exp. 3/31/40	256,880	—
Total Warrants (Cost $—)				5,725
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[6,7]	Vanguard Market Liquidity Fund (Cost $10,482,546)	4.367%	104,840,963	10,483,048
Total Investments (101.0%) (Cost $372,502,225)				511,056,704
Other Assets and Liabilities—Net (-1.0%)				(5,299,429)
Net Assets (100%)				505,757,275
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,878,605.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $14,762,572, representing 2.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $6,480,517 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	400	127,485	24
Euro Stoxx 50 Index	September 2025	16,936	1,032,081	5,719
FTSE 100 Index	September 2025	5,414	652,366	17,229
MSCI Emerging Markets Index	September 2025	15,214	941,975	7,705
S&P ASX 200 Index	September 2025	2,012	281,327	5,461
S&P TSX 60 Index	September 2025	1,647	385,433	8,027
Topix Index	September 2025	3,986	779,490	40,219
				84,384

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/17/25	AUD	333,381	USD	217,285	—	(2,854)
Bank of America, N.A.	9/17/25	CAD	398,976	USD	292,953	—	(4,368)
State Street Bank & Trust Co.	9/17/25	EUR	652,586	USD	750,134	—	(3,135)
HSBC Bank plc	9/17/25	GBP	337,551	USD	456,766	—	(10,779)
Citibank, N.A.	9/17/25	INR	56,921,212	USD	661,694	—	(13,246)
JPMorgan Chase Bank, N.A.	9/17/25	INR	35,470,389	USD	411,543	—	(7,463)
Bank of America, N.A.	9/17/25	INR	31,577,278	USD	367,670	—	(7,941)
Toronto-Dominion Bank	9/17/25	INR	11,766,974	USD	136,981	—	(2,932)
BNP Paribas	9/17/25	INR	8,144,347	USD	94,167	—	(1,386)
JPMorgan Chase Bank, N.A.	9/17/25	JPY	64,135,209	USD	445,287	—	(17,805)
State Street Bank & Trust Co.	9/17/25	JPY	29,897,684	USD	206,002	—	(6,725)
State Street Bank & Trust Co.	9/17/25	USD	105,135	BRL	595,457	22	—
UBS AG	9/17/25	USD	393,232	CHF	316,743	1,045	—
BNP Paribas	9/17/25	USD	119,997	HKD	934,854	420	—
BNP Paribas	9/17/25	USD	116,783	KRW	157,020,273	3,259	—
UBS AG	9/17/25	USD	120,941	SEK	1,153,111	2,798	—
BNP Paribas	9/17/25	USD	119,705	TWD	3,445,457	3,839	—
Barclays Bank plc	9/17/25	USD	113,844	TWD	3,274,728	3,719	—
						15,102	(78,634)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	10,519	10.657	—	(2,247)
Bank of Nanjing Co. Ltd. Class A	4/22/26	MSCS	8,270	2.412	—	(115)
Beijing Kingsoft Office Software Inc. Class A	4/22/26	MSCS	10,162	(0.338)	1,197	—
China Airlines Ltd.	4/22/26	MSCS	18,486	(1.588)	—	(720)
China Tourism Group Duty Free Corp. Ltd. Class A	4/22/26	MSCS	8,509	1.162	530	—
East Money Information Co. Ltd. Class A	4/22/26	MSCS	21,117	(1.588)	—	(16)
FTSE China A Stock Connect CNY All Cap Index	6/4/26	BANA	226,908	1.912	10,134	—
FTSE China A Stock Connect CNY All Cap Index	6/4/26	GSI	337,790	2.362	7,136	—
Leejam Sports Co. JSC	4/22/26	JPMC	3,110	5.662	314	—
Polaris Group	4/22/26	MSCS	3,388	4.662	—	(291)
Seres Group Co. Ltd. Class A	4/22/26	MSCS	15,934	(0.338)	—	(941)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	4/22/26	MSCS	15,213	(0.588)	438	—
Shenzhen Transsion Holdings Co. Ltd. Class A	4/22/26	MSCS	7,007	1.662	—	(321)
Sungrow Power Supply Co. Ltd. Class A	4/22/26	MSCS	7,093	0.662	418	—
Taishin Financial Holding Co. Ltd.	4/22/26	MSCS	59,308	(3.338)	789	—
Taishin Financial Holding Co. Ltd.	10/22/26	MSCS	30,648	(2.332)	—	(3,278)
TOTVS SA	4/22/26	BANA	27,074	(1.338)	242	—
Turkiye Petrol Rafinerileri A/S	4/22/26	BANA	21,109	(0.588)	3,846	—
Vanguard International Semiconductor Corp.	4/22/26	MSCS	30,963	1.662	—	(1,651)
Victory Giant Technology Huizhou Co. Ltd. Class A	10/20/26	MSCS	8,107	4.165	2,594	—
					27,638	(9,580)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $31,627 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	49,482,073	447,826,698	342,226	497,650,997
Preferred Stocks	1,612,896	1,303,824	—	2,916,720
Rights	3	211	—	214
Warrants	819	4,538	368	5,725
Temporary Cash Investments	10,483,048	—	—	10,483,048
Total	61,578,839	449,135,271	342,594	511,056,704

Derivative Financial Instruments
Assets
Futures Contracts[1]	84,384	—	—	84,384
Forward Currency Contracts	—	15,102	—	15,102
Swap Contracts	—	27,638	—	27,638
Total	84,384	42,740	—	127,124
Liabilities
Forward Currency Contracts	—	(78,634)	—	(78,634)
Swap Contracts	—	(9,580)	—	(9,580)
Total	—	(88,214)	—	(88,214)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	593,176	—	—	—	41,141	15,933	—	634,317
Vanguard Market Liquidity Fund	7,854,840	NA1	NA1	(459)	(20)	135,889	—	10,483,048
Total	8,448,016	—	—	(459)	41,121	151,822	—	11,117,365
1	Not applicable—purchases and sales are for temporary cash investment purposes.